UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/25

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Enhanced Opportunities Portfolio

LEOIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$69	1.35%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	US Universal Index	HFRX Global Hedge Fund Index
06/15	$10,000	$10,000	$10,000
07/15	$10,040	$10,058	$9,997
08/15	$9,921	$10,029	$9,776
09/15	$9,841	$10,068	$9,573
10/15	$9,881	$10,100	$9,713
11/15	$9,792	$10,063	$9,643
12/15	$9,680	$10,013	$9,515
01/16	$9,659	$10,123	$9,252
02/16	$9,702	$10,195	$9,222
03/16	$9,713	$10,320	$9,337
04/16	$9,822	$10,391	$9,375
05/16	$9,789	$10,399	$9,418
06/16	$9,833	$10,582	$9,436
07/16	$9,953	$10,669	$9,574
08/16	$10,040	$10,681	$9,589
09/16	$10,062	$10,683	$9,642
10/16	$9,996	$10,612	$9,587
11/16	$10,029	$10,374	$9,671
12/16	$10,094	$10,404	$9,753
01/17	$10,183	$10,441	$9,802
02/17	$10,227	$10,522	$9,912
03/17	$10,282	$10,518	$9,915
04/17	$10,348	$10,605	$9,957
05/17	$10,359	$10,687	$9,982
06/17	$10,459	$10,678	$10,003
07/17	$10,569	$10,731	$10,096
08/17	$10,551	$10,824	$10,125
09/17	$10,562	$10,786	$10,186
10/17	$10,585	$10,799	$10,256
11/17	$10,618	$10,783	$10,263
12/17	$10,654	$10,830	$10,337
01/18	$10,666	$10,726	$10,590
02/18	$10,728	$10,624	$10,334
03/18	$10,740	$10,678	$10,232
04/18	$10,740	$10,606	$10,242
05/18	$10,740	$10,664	$10,269
06/18	$10,740	$10,649	$10,250
07/18	$10,740	$10,671	$10,235
08/18	$10,769	$10,724	$10,281
09/18	$10,794	$10,678	$10,210
10/18	$10,683	$10,588	$9,893
11/18	$10,695	$10,636	$9,832
12/18	$10,502	$10,802	$9,643
01/19	$10,641	$10,951	$9,847
02/19	$10,704	$10,963	$9,910
03/19	$10,894	$11,161	$9,893
04/19	$10,982	$11,177	$9,958
05/19	$11,033	$11,348	$9,890
06/19	$11,121	$11,509	$10,050
07/19	$11,209	$11,543	$10,127
08/19	$11,207	$11,804	$10,166
09/19	$11,219	$11,753	$10,211
10/19	$11,181	$11,791	$10,243
11/19	$11,207	$11,789	$10,348
12/19	$11,283	$11,806	$10,474
01/20	$11,347	$12,018	$10,517
02/20	$11,334	$12,198	$10,366
03/20	$10,479	$11,960	$9,756
04/20	$10,671	$12,199	$10,037
05/20	$10,773	$12,313	$10,182
06/20	$10,977	$12,416	$10,360
07/20	$11,283	$12,634	$10,500
08/20	$11,607	$12,561	$10,662
09/20	$11,632	$12,539	$10,644
10/20	$11,735	$12,494	$10,621
11/20	$12,108	$12,657	$10,920
12/20	$12,397	$12,701	$11,187
01/21	$12,628	$12,621	$11,169
02/21	$12,955	$12,458	$11,338
03/21	$12,819	$12,313	$11,332
04/21	$12,860	$12,416	$11,517
05/21	$12,873	$12,464	$11,561
06/21	$12,914	$12,555	$11,604
07/21	$13,064	$12,681	$11,553
08/21	$13,139	$12,672	$11,632
09/21	$13,249	$12,564	$11,588
10/21	$13,277	$12,554	$11,692
11/21	$13,222	$12,569	$11,541
12/21	$13,270	$12,560	$11,596
01/22	$13,242	$12,285	$11,425
02/22	$13,199	$12,118	$11,384
03/22	$13,143	$11,792	$11,439
04/22	$13,015	$11,353	$11,336
05/22	$12,590	$11,415	$11,212
06/22	$12,250	$11,187	$11,010
07/22	$12,278	$11,468	$11,070
08/22	$12,563	$11,170	$11,175
09/22	$12,141	$10,689	$11,067
10/22	$12,126	$10,572	$11,075
11/22	$12,111	$10,966	$11,092
12/22	$12,289	$10,929	$11,085
01/23	$12,719	$11,268	$11,270
02/23	$12,815	$10,991	$11,218
03/23	$12,576	$11,249	$11,084
04/23	$12,656	$11,317	$11,122
05/23	$12,783	$11,200	$11,071
06/23	$12,910	$11,182	$11,155
07/23	$13,070	$11,194	$11,213
08/23	$13,117	$11,126	$11,250
09/23	$13,165	$10,861	$11,238
10/23	$12,815	$10,698	$11,146
11/23	$12,926	$11,179	$11,273
12/23	$13,153	$11,603	$11,429
01/24	$13,234	$11,575	$11,466
02/24	$13,444	$11,437	$11,571
03/24	$13,590	$11,549	$11,716
04/24	$13,606	$11,279	$11,653
05/24	$13,768	$11,466	$11,723
06/24	$13,865	$11,571	$11,759
07/24	$14,026	$11,833	$11,846
08/24	$14,172	$12,008	$11,896
09/24	$14,355	$12,172	$12,009
10/24	$14,405	$11,896	$11,930
11/24	$14,522	$12,021	$12,029
12/24	$14,574	$11,840	$12,031
01/25	$14,727	$11,911	$12,151
02/25	$14,966	$12,157	$12,186
03/25	$15,239	$12,154	$12,094
04/25	$15,307	$12,197	$12,043
05/25	$15,341	$12,136	$12,184
06/25	$15,341	$12,325	$12,318

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	10.65%	6.92%	4.37%
US Universal Index	6.51%	(0.15%)	2.11%
HFRX Global Hedge Fund Index	4.75%	3.52%	2.11%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$56,521,040
# of Portfolio Holdings	196
Portfolio Turnover Rate	357%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$176,093

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 09/16/25	9.7%
U.S. Treasury Bills 0.000% due 09/11/25	7.4%
U.S. Treasury Bills 0.000% due 07/10/25	6.0%
U.S. Treasury Bills 0.000% due 09/23/25	5.8%
U.S. Treasury Bills 0.000% due 08/14/25	4.8%
U.S. Treasury Bills 0.000% due 08/07/25	4.1%
U.S. Treasury Bills 0.000% due 08/19/25	4.1%
U.S. Treasury Bills 0.000% due 08/05/25	3.9%
Dexcom, Inc. 0.250% due 11/15/25	2.0%
Jazz Investments I Ltd. 2.000% due 06/15/26	1.9%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	47.4%
Consumer Staples	14.6%
Information Technology	13.5%
Consumer Discretionary	8.6%
Communication Services	6.1%
Financials	5.6%
Industrials	2.0%
Energy	0.5%
Utilities	0.2%
Other (includes short-term investments)	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Enhanced Opportunities Portfolio

LEOOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$81	1.60%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	US Universal Index	HFRX Global Hedge Fund Index
06/15	$10,000	$10,000	$10,000
07/15	$10,030	$10,058	$9,997
08/15	$9,921	$10,029	$9,776
09/15	$9,831	$10,068	$9,573
10/15	$9,871	$10,100	$9,713
11/15	$9,792	$10,063	$9,643
12/15	$9,665	$10,013	$9,515
01/16	$9,633	$10,123	$9,252
02/16	$9,676	$10,195	$9,222
03/16	$9,687	$10,320	$9,337
04/16	$9,796	$10,391	$9,375
05/16	$9,763	$10,399	$9,418
06/16	$9,807	$10,582	$9,436
07/16	$9,915	$10,669	$9,574
08/16	$10,002	$10,681	$9,589
09/16	$10,024	$10,683	$9,642
10/16	$9,959	$10,612	$9,587
11/16	$9,991	$10,374	$9,671
12/16	$10,054	$10,404	$9,753
01/17	$10,142	$10,441	$9,802
02/17	$10,186	$10,522	$9,912
03/17	$10,230	$10,518	$9,915
04/17	$10,285	$10,605	$9,957
05/17	$10,296	$10,687	$9,982
06/17	$10,395	$10,678	$10,003
07/17	$10,505	$10,731	$10,096
08/17	$10,487	$10,824	$10,125
09/17	$10,498	$10,786	$10,186
10/17	$10,520	$10,799	$10,256
11/17	$10,554	$10,783	$10,263
12/17	$10,584	$10,830	$10,337
01/18	$10,584	$10,726	$10,590
02/18	$10,645	$10,624	$10,334
03/18	$10,657	$10,678	$10,232
04/18	$10,645	$10,606	$10,242
05/18	$10,645	$10,664	$10,269
06/18	$10,657	$10,649	$10,250
07/18	$10,657	$10,671	$10,235
08/18	$10,674	$10,724	$10,281
09/18	$10,698	$10,678	$10,210
10/18	$10,588	$10,588	$9,893
11/18	$10,600	$10,636	$9,832
12/18	$10,406	$10,802	$9,643
01/19	$10,531	$10,951	$9,847
02/19	$10,606	$10,963	$9,910
03/19	$10,769	$11,161	$9,893
04/19	$10,869	$11,177	$9,958
05/19	$10,919	$11,348	$9,890
06/19	$11,007	$11,509	$10,050
07/19	$11,082	$11,543	$10,127
08/19	$11,080	$11,804	$10,166
09/19	$11,080	$11,753	$10,211
10/19	$11,054	$11,791	$10,243
11/19	$11,067	$11,789	$10,348
12/19	$11,155	$11,806	$10,474
01/20	$11,219	$12,018	$10,517
02/20	$11,206	$12,198	$10,366
03/20	$10,359	$11,960	$9,756
04/20	$10,548	$12,199	$10,037
05/20	$10,637	$12,313	$10,182
06/20	$10,827	$12,416	$10,360
07/20	$11,105	$12,634	$10,500
08/20	$11,409	$12,561	$10,662
09/20	$11,435	$12,539	$10,644
10/20	$11,536	$12,494	$10,621
11/20	$11,905	$12,657	$10,920
12/20	$12,225	$12,701	$11,187
01/21	$12,454	$12,621	$11,169
02/21	$12,762	$12,458	$11,338
03/21	$12,641	$12,313	$11,332
04/21	$12,682	$12,416	$11,517
05/21	$12,682	$12,464	$11,561
06/21	$12,722	$12,555	$11,604
07/21	$12,856	$12,681	$11,553
08/21	$12,930	$12,672	$11,632
09/21	$13,039	$12,564	$11,588
10/21	$13,066	$12,554	$11,692
11/21	$13,025	$12,569	$11,541
12/21	$13,055	$12,560	$11,596
01/22	$13,027	$12,285	$11,425
02/22	$12,985	$12,118	$11,384
03/22	$12,916	$11,792	$11,439
04/22	$12,804	$11,353	$11,336
05/22	$12,386	$11,415	$11,212
06/22	$12,038	$11,187	$11,010
07/22	$12,080	$11,468	$11,070
08/22	$12,346	$11,170	$11,175
09/22	$11,931	$10,689	$11,067
10/22	$11,916	$10,572	$11,075
11/22	$11,901	$10,966	$11,092
12/22	$12,083	$10,929	$11,085
01/23	$12,488	$11,268	$11,270
02/23	$12,582	$10,991	$11,218
03/23	$12,348	$11,249	$11,084
04/23	$12,426	$11,317	$11,122
05/23	$12,551	$11,200	$11,071
06/23	$12,675	$11,182	$11,155
07/23	$12,816	$11,194	$11,213
08/23	$12,862	$11,126	$11,250
09/23	$12,909	$10,861	$11,238
10/23	$12,566	$10,698	$11,146
11/23	$12,675	$11,179	$11,273
12/23	$12,884	$11,603	$11,429
01/24	$12,979	$11,575	$11,466
02/24	$13,169	$11,437	$11,571
03/24	$13,311	$11,549	$11,716
04/24	$13,327	$11,279	$11,653
05/24	$13,469	$11,466	$11,723
06/24	$13,580	$11,571	$11,759
07/24	$13,722	$11,833	$11,846
08/24	$13,864	$12,008	$11,896
09/24	$14,043	$12,172	$12,009
10/24	$14,092	$11,896	$11,930
11/24	$14,190	$12,021	$12,029
12/24	$14,254	$11,840	$12,031
01/25	$14,387	$11,911	$12,151
02/25	$14,636	$12,157	$12,186
03/25	$14,885	$12,154	$12,094
04/25	$15,018	$12,197	$12,043
05/25	$15,051	$12,136	$12,184
06/25	$15,051	$12,325	$12,318

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	10.84%	6.81%	4.17%
US Universal Index	6.51%	(0.15%)	2.11%
HFRX Global Hedge Fund Index	4.75%	3.52%	2.11%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$56,521,040
# of Portfolio Holdings	196
Portfolio Turnover Rate	357%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$176,093

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 09/16/25	9.7%
U.S. Treasury Bills 0.000% due 09/11/25	7.4%
U.S. Treasury Bills 0.000% due 07/10/25	6.0%
U.S. Treasury Bills 0.000% due 09/23/25	5.8%
U.S. Treasury Bills 0.000% due 08/14/25	4.8%
U.S. Treasury Bills 0.000% due 08/07/25	4.1%
U.S. Treasury Bills 0.000% due 08/19/25	4.1%
U.S. Treasury Bills 0.000% due 08/05/25	3.9%
Dexcom, Inc. 0.250% due 11/15/25	2.0%
Jazz Investments I Ltd. 2.000% due 06/15/26	1.9%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	47.4%
Consumer Staples	14.6%
Information Technology	13.5%
Consumer Discretionary	8.6%
Communication Services	6.1%
Financials	5.6%
Industrials	2.0%
Energy	0.5%
Utilities	0.2%
Other (includes short-term investments)	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Listed Infrastructure Portfolio

GLIFX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$51	0.96%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
06/15	$10,000	$10,000	$10,000
07/15	$10,371	$10,179	$10,308
08/15	$10,032	$9,506	$9,781
09/15	$10,253	$9,155	$9,554
10/15	$10,638	$9,881	$10,099
11/15	$10,763	$9,832	$9,905
12/15	$10,574	$9,659	$9,618
01/16	$10,542	$9,081	$9,596
02/16	$10,590	$9,013	$9,581
03/16	$11,110	$9,625	$10,037
04/16	$11,213	$9,777	$10,149
05/16	$10,960	$9,832	$10,264
06/16	$10,931	$9,722	$10,655
07/16	$11,249	$10,133	$10,885
08/16	$11,201	$10,141	$10,624
09/16	$11,257	$10,195	$10,836
10/16	$11,057	$9,998	$10,667
11/16	$11,089	$10,142	$10,469
12/16	$11,557	$10,384	$10,797
01/17	$11,549	$10,635	$10,831
02/17	$12,128	$10,930	$11,195
03/17	$12,773	$11,046	$11,451
04/17	$13,116	$11,210	$11,633
05/17	$13,787	$11,447	$12,064
06/17	$13,410	$11,491	$11,888
07/17	$13,517	$11,766	$11,915
08/17	$13,938	$11,783	$12,202
09/17	$13,938	$12,047	$12,034
10/17	$14,005	$12,275	$12,324
11/17	$14,181	$12,541	$12,587
12/17	$13,962	$12,710	$12,419
01/18	$13,665	$13,381	$12,269
02/18	$12,967	$12,827	$11,726
03/18	$13,168	$12,547	$11,915
04/18	$13,876	$12,692	$12,211
05/18	$13,666	$12,771	$12,391
06/18	$14,017	$12,765	$12,726
07/18	$14,350	$13,164	$12,972
08/18	$14,033	$13,327	$12,855
09/18	$14,014	$13,401	$12,839
10/18	$13,968	$12,417	$12,566
11/18	$13,913	$12,558	$13,034
12/18	$13,440	$11,603	$12,483
01/19	$14,216	$12,506	$13,487
02/19	$14,574	$12,882	$13,930
03/19	$14,713	$13,051	$14,467
04/19	$15,104	$13,514	$14,610
05/19	$14,864	$12,734	$14,591
06/19	$15,372	$13,573	$14,940
07/19	$15,473	$13,640	$15,013
08/19	$15,467	$13,361	$15,240
09/19	$15,838	$13,646	$15,470
10/19	$16,116	$13,993	$15,453
11/19	$15,961	$14,383	$15,404
12/19	$16,432	$14,814	$15,869
01/20	$16,973	$14,723	$16,382
02/20	$15,963	$13,479	$15,198
03/20	$13,791	$11,695	$13,254
04/20	$14,731	$12,973	$14,191
05/20	$15,259	$13,599	$14,890
06/20	$15,193	$13,959	$14,574
07/20	$14,989	$14,627	$14,753
08/20	$15,010	$15,604	$14,851
09/20	$14,946	$15,066	$14,778
10/20	$14,636	$14,604	$14,455
11/20	$15,825	$16,471	$15,517
12/20	$15,696	$17,169	$15,438
01/21	$15,161	$16,999	$15,290
02/21	$15,246	$17,434	$15,147
03/21	$16,254	$18,014	$16,319
04/21	$16,715	$18,853	$16,831
05/21	$17,004	$19,124	$16,881
06/21	$17,041	$19,409	$16,921
07/21	$17,536	$19,757	$17,239
08/21	$17,600	$20,249	$17,538
09/21	$17,128	$19,408	$16,891
10/21	$17,794	$20,507	$17,716
11/21	$17,630	$20,058	$17,263
12/21	$18,816	$20,915	$18,480
01/22	$18,360	$19,808	$17,937
02/22	$18,303	$19,307	$17,829
03/22	$19,120	$19,837	$19,059
04/22	$19,316	$18,189	$18,638
05/22	$19,397	$18,203	$18,954
06/22	$18,738	$16,626	$17,988
07/22	$19,425	$17,946	$19,043
08/22	$18,953	$17,196	$18,620
09/22	$16,935	$15,598	$16,647
10/22	$17,956	$16,718	$17,234
11/22	$19,440	$17,880	$18,360
12/22	$18,572	$17,121	$17,718
01/23	$19,435	$18,332	$18,232
02/23	$19,069	$17,891	$17,511
03/23	$19,410	$18,444	$17,823
04/23	$19,871	$18,768	$18,183
05/23	$19,568	$18,580	$17,298
06/23	$19,794	$19,704	$17,789
07/23	$20,113	$20,366	$17,974
08/23	$19,276	$19,879	$17,309
09/23	$18,653	$19,022	$16,512
10/23	$18,772	$18,470	$16,583
11/23	$20,021	$20,202	$18,010
12/23	$20,595	$21,193	$18,482
01/24	$20,608	$21,448	$18,062
02/24	$20,770	$22,357	$18,186
03/24	$21,283	$23,075	$18,741
04/24	$20,644	$22,218	$18,156
05/24	$21,025	$23,210	$18,938
06/24	$20,419	$23,683	$18,647
07/24	$21,918	$24,100	$19,888
08/24	$22,259	$24,737	$20,502
09/24	$22,424	$25,190	$20,975
10/24	$21,942	$24,690	$20,710
11/24	$22,548	$25,823	$21,533
12/24	$21,976	$25,150	$20,324
01/25	$22,468	$26,038	$20,670
02/25	$23,031	$25,850	$21,264
03/25	$23,400	$24,700	$21,706
04/25	$24,429	$24,919	$21,972
05/25	$25,176	$26,394	$22,235
06/25	$25,471	$27,533	$22,378

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	24.75%	10.89%	9.80%
MSCI World Index	16.26%	14.55%	10.66%
MSCI World Core Infrastructure (USD) Index	20.01%	8.96%	8.39%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$10,222,847,031
# of Portfolio Holdings	30
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,143,426

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.1%
Ferrovial SE	7.8%
Snam SpA	7.2%
Vinci SA	4.9%
Terna - Rete Elettrica Nazionale	4.9%
CSX Corp.	4.8%
Italgas SpA	4.6%
Severn Trent PLC	4.6%
United Utilities Group PLC	4.5%
Norfolk Southern Corp.	4.4%

Sector Allocation (% of Net Assets)

Utilities	54.9%
Industrials	33.6%
Real Estate	3.1%
Communication Services	1.9%
Other (includes short-term investments)	6.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Listed Infrastructure Portfolio

GLFOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.21%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
06/15	$10,000	$10,000	$10,000
07/15	$10,378	$10,179	$10,308
08/15	$10,032	$9,506	$9,781
09/15	$10,253	$9,155	$9,554
10/15	$10,637	$9,881	$10,099
11/15	$10,755	$9,832	$9,905
12/15	$10,566	$9,659	$9,618
01/16	$10,534	$9,081	$9,596
02/16	$10,574	$9,013	$9,581
03/16	$11,086	$9,625	$10,037
04/16	$11,188	$9,777	$10,149
05/16	$10,936	$9,832	$10,264
06/16	$10,900	$9,722	$10,655
07/16	$11,224	$10,133	$10,885
08/16	$11,177	$10,141	$10,624
09/16	$11,225	$10,195	$10,836
10/16	$11,019	$9,998	$10,667
11/16	$11,050	$10,142	$10,469
12/16	$11,517	$10,384	$10,797
01/17	$11,509	$10,635	$10,831
02/17	$12,077	$10,930	$11,195
03/17	$12,719	$11,046	$11,451
04/17	$13,060	$11,210	$11,633
05/17	$13,726	$11,447	$12,064
06/17	$13,345	$11,491	$11,888
07/17	$13,450	$11,766	$11,915
08/17	$13,861	$11,783	$12,202
09/17	$13,869	$12,047	$12,034
10/17	$13,927	$12,275	$12,324
11/17	$14,102	$12,541	$12,587
12/17	$13,875	$12,710	$12,419
01/18	$13,581	$13,381	$12,269
02/18	$12,887	$12,827	$11,726
03/18	$13,078	$12,547	$11,915
04/18	$13,781	$12,692	$12,211
05/18	$13,573	$12,771	$12,391
06/18	$13,921	$12,765	$12,726
07/18	$14,243	$13,164	$12,972
08/18	$13,919	$13,327	$12,855
09/18	$13,901	$13,401	$12,839
10/18	$13,856	$12,417	$12,566
11/18	$13,792	$12,558	$13,034
12/18	$13,323	$11,603	$12,483
01/19	$14,092	$12,506	$13,487
02/19	$14,446	$12,882	$13,930
03/19	$14,575	$13,051	$14,467
04/19	$14,962	$13,514	$14,610
05/19	$14,714	$12,734	$14,591
06/19	$15,229	$13,573	$14,940
07/19	$15,318	$13,640	$15,013
08/19	$15,312	$13,361	$15,240
09/19	$15,669	$13,646	$15,470
10/19	$15,944	$13,993	$15,453
11/19	$15,791	$14,383	$15,404
12/19	$16,246	$14,814	$15,869
01/20	$16,781	$14,723	$16,382
02/20	$15,773	$13,479	$15,198
03/20	$13,626	$11,695	$13,254
04/20	$14,554	$12,973	$14,191
05/20	$15,075	$13,599	$14,890
06/20	$14,999	$13,959	$14,574
07/20	$14,809	$14,627	$14,753
08/20	$14,820	$15,604	$14,851
09/20	$14,747	$15,066	$14,778
10/20	$14,441	$14,604	$14,455
11/20	$15,613	$16,471	$15,517
12/20	$15,486	$17,169	$15,438
01/21	$14,948	$16,999	$15,290
02/21	$15,032	$17,434	$15,147
03/21	$16,026	$18,014	$16,319
04/21	$16,470	$18,853	$16,831
05/21	$16,755	$19,124	$16,881
06/21	$16,792	$19,409	$16,921
07/21	$17,268	$19,757	$17,239
08/21	$17,332	$20,249	$17,538
09/21	$16,857	$19,408	$16,891
10/21	$17,512	$20,507	$17,716
11/21	$17,351	$20,058	$17,263
12/21	$18,516	$20,915	$18,480
01/22	$18,067	$19,808	$17,937
02/22	$18,011	$19,307	$17,829
03/22	$18,803	$19,837	$19,059
04/22	$18,985	$18,189	$18,638
05/22	$19,064	$18,203	$18,954
06/22	$18,416	$16,626	$17,988
07/22	$19,091	$17,946	$19,043
08/22	$18,616	$17,196	$18,620
09/22	$16,622	$15,598	$16,647
10/22	$17,636	$16,718	$17,234
11/22	$19,082	$17,880	$18,360
12/22	$18,228	$17,121	$17,718
01/23	$19,074	$18,332	$18,232
02/23	$18,715	$17,891	$17,511
03/23	$19,038	$18,444	$17,823
04/23	$19,490	$18,768	$18,183
05/23	$19,180	$18,580	$17,298
06/23	$19,402	$19,704	$17,789
07/23	$19,714	$20,366	$17,974
08/23	$18,882	$19,879	$17,309
09/23	$18,273	$19,022	$16,512
10/23	$18,390	$18,470	$16,583
11/23	$19,612	$20,202	$18,010
12/23	$20,159	$21,193	$18,482
01/24	$20,173	$21,448	$18,062
02/24	$20,318	$22,357	$18,186
03/24	$20,820	$23,075	$18,741
04/24	$20,182	$22,218	$18,156
05/24	$20,567	$23,210	$18,938
06/24	$19,962	$23,683	$18,647
07/24	$21,427	$24,100	$19,888
08/24	$21,760	$24,737	$20,502
09/24	$21,921	$25,190	$20,975
10/24	$21,423	$24,690	$20,710
11/24	$22,015	$25,823	$21,533
12/24	$21,455	$25,150	$20,324
01/25	$21,935	$26,038	$20,670
02/25	$22,470	$25,850	$21,264
03/25	$22,844	$24,700	$21,706
04/25	$23,847	$24,919	$21,972
05/25	$24,562	$26,394	$22,235
06/25	$24,848	$27,533	$22,378

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	24.47%	10.62%	9.53%
MSCI World Index	16.26%	14.55%	10.66%
MSCI World Core Infrastructure (USD) Index	20.01%	8.96%	8.39%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$10,222,847,031
# of Portfolio Holdings	30
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,143,426

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.1%
Ferrovial SE	7.8%
Snam SpA	7.2%
Vinci SA	4.9%
Terna - Rete Elettrica Nazionale	4.9%
CSX Corp.	4.8%
Italgas SpA	4.6%
Severn Trent PLC	4.6%
United Utilities Group PLC	4.5%
Norfolk Southern Corp.	4.4%

Sector Allocation (% of Net Assets)

Utilities	54.9%
Industrials	33.6%
Real Estate	3.1%
Communication Services	1.9%
Other (includes short-term investments)	6.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Opportunistic Strategies Portfolio

LCAIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$52	1.02%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
06/15	$10,000	$10,000	$10,000
07/15	$10,050	$10,179	$10,135
08/15	$9,664	$9,506	$9,726
09/15	$9,430	$9,155	$9,542
10/15	$9,918	$9,881	$9,997
11/15	$9,897	$9,832	$9,956
12/15	$9,678	$9,659	$9,836
01/16	$9,274	$9,081	$9,537
02/16	$9,161	$9,013	$9,524
03/16	$9,553	$9,625	$9,934
04/16	$9,719	$9,777	$10,044
05/16	$9,698	$9,832	$10,079
06/16	$9,750	$9,722	$10,082
07/16	$10,101	$10,133	$10,363
08/16	$10,184	$10,141	$10,364
09/16	$10,226	$10,195	$10,395
10/16	$10,060	$9,998	$10,243
11/16	$10,101	$10,142	$10,233
12/16	$10,196	$10,384	$10,387
01/17	$10,448	$10,635	$10,546
02/17	$10,637	$10,930	$10,751
03/17	$10,658	$11,046	$10,818
04/17	$10,774	$11,210	$10,948
05/17	$10,879	$11,447	$11,121
06/17	$11,068	$11,491	$11,142
07/17	$11,300	$11,766	$11,321
08/17	$11,258	$11,783	$11,371
09/17	$11,604	$12,047	$11,504
10/17	$11,773	$12,275	$11,637
11/17	$11,846	$12,541	$11,783
12/17	$12,005	$12,710	$11,901
01/18	$12,514	$13,381	$12,224
02/18	$11,993	$12,827	$11,868
03/18	$11,733	$12,547	$11,740
04/18	$11,812	$12,692	$11,786
05/18	$11,801	$12,771	$11,864
06/18	$11,699	$12,765	$11,855
07/18	$11,959	$13,164	$12,078
08/18	$12,081	$13,327	$12,200
09/18	$12,012	$13,401	$12,210
10/18	$11,147	$12,417	$11,634
11/18	$11,262	$12,558	$11,740
12/18	$10,477	$11,603	$11,307
01/19	$11,125	$12,506	$11,883
02/19	$11,365	$12,882	$12,100
03/19	$11,436	$13,051	$12,287
04/19	$11,676	$13,514	$12,550
05/19	$11,329	$12,734	$12,197
06/19	$11,640	$13,573	$12,733
07/19	$11,760	$13,640	$12,782
08/19	$11,616	$13,361	$12,758
09/19	$11,676	$13,646	$12,890
10/19	$11,772	$13,993	$13,102
11/19	$11,916	$14,383	$13,320
12/19	$12,065	$14,814	$13,561
01/20	$12,078	$14,723	$13,616
02/20	$11,601	$13,479	$13,032
03/20	$10,623	$11,695	$12,019
04/20	$11,442	$12,973	$12,892
05/20	$11,894	$13,599	$13,301
06/20	$12,065	$13,959	$13,554
07/20	$12,383	$14,627	$14,024
08/20	$12,640	$15,604	$14,549
09/20	$12,468	$15,066	$14,232
10/20	$12,212	$14,604	$13,945
11/20	$12,970	$16,471	$15,059
12/20	$13,208	$17,169	$15,463
01/21	$13,121	$16,999	$15,326
02/21	$13,346	$17,434	$15,473
03/21	$13,708	$18,014	$15,711
04/21	$14,070	$18,853	$16,199
05/21	$14,244	$19,124	$16,362
06/21	$14,269	$19,409	$16,556
07/21	$14,394	$19,757	$16,808
08/21	$14,719	$20,249	$17,047
09/21	$14,145	$19,408	$16,559
10/21	$14,744	$20,507	$17,119
11/21	$14,382	$20,058	$16,909
12/21	$14,919	$20,915	$17,331
01/22	$14,177	$19,808	$16,631
02/22	$13,942	$19,307	$16,307
03/22	$14,072	$19,837	$16,384
04/22	$13,382	$18,189	$15,318
05/22	$13,304	$18,203	$15,366
06/22	$12,613	$16,626	$14,485
07/22	$13,108	$17,946	$15,317
08/22	$12,839	$17,196	$14,757
09/22	$12,159	$15,598	$13,672
10/22	$12,652	$16,718	$14,190
11/22	$13,026	$17,880	$15,000
12/22	$12,692	$17,121	$14,575
01/23	$13,083	$18,332	$15,373
02/23	$12,719	$17,891	$14,993
03/23	$12,988	$18,444	$15,424
04/23	$13,123	$18,768	$15,624
05/23	$12,800	$18,580	$15,462
06/23	$13,218	$19,704	$16,004
07/23	$13,609	$20,366	$16,322
08/23	$13,231	$19,879	$16,044
09/23	$12,732	$19,022	$15,465
10/23	$12,422	$18,470	$15,098
11/23	$13,312	$20,202	$16,218
12/23	$13,997	$21,193	$16,946
01/24	$14,067	$21,448	$17,049
02/24	$14,526	$22,357	$17,390
03/24	$14,887	$23,075	$17,796
04/24	$14,178	$22,218	$17,220
05/24	$14,706	$23,210	$17,796
06/24	$15,040	$23,683	$18,082
07/24	$15,179	$24,100	$18,293
08/24	$15,465	$24,737	$18,688
09/24	$15,724	$25,190	$18,994
10/24	$15,480	$24,690	$18,579
11/24	$16,211	$25,823	$19,170
12/24	$15,718	$25,150	$18,743
01/25	$16,181	$26,038	$19,180
02/25	$16,165	$25,850	$19,262
03/25	$15,610	$24,700	$18,750
04/25	$15,518	$24,919	$18,880
05/25	$16,150	$26,394	$19,497
06/25	$16,720	$27,533	$20,131

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	11.17%	6.74%	5.27%
MSCI World Index	16.26%	14.55%	10.66%
Global Asset Allocation Blended Index	11.33%	8.23%	7.25%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$29,867,033
# of Portfolio Holdings	13
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$43,835

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	16.7%
Vanguard S&P 500 Growth ETF	13.7%
iShares 20+ Year Treasury Bond ETF	12.9%
Vanguard S&P 500 Value ETF	11.0%
iShares 1-3 Year Treasury Bond ETF	6.3%
iShares MSCI Japan ETF	6.0%
Invesco QQQ Trust	5.8%
iShares MSCI USA Momentum Factor ETF	5.1%
SPDR EURO STOXX 50 ETF	4.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.5%

Sector Allocation (% of Net Assets)

Equity Funds	62.3%
Fixed Income	22.7%
Commodity	2.5%
Other (includes short-term investments)	12.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Opportunistic Strategies Portfolio

LCAOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.27%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
06/15	$10,000	$10,000	$10,000
07/15	$10,050	$10,179	$10,135
08/15	$9,663	$9,506	$9,726
09/15	$9,429	$9,155	$9,542
10/15	$9,918	$9,881	$9,997
11/15	$9,846	$9,832	$9,956
12/15	$9,616	$9,659	$9,836
01/16	$9,223	$9,081	$9,537
02/16	$9,099	$9,013	$9,524
03/16	$9,492	$9,625	$9,934
04/16	$9,657	$9,777	$10,044
05/16	$9,636	$9,832	$10,079
06/16	$9,688	$9,722	$10,082
07/16	$10,029	$10,133	$10,363
08/16	$10,101	$10,141	$10,364
09/16	$10,153	$10,195	$10,395
10/16	$9,977	$9,998	$10,243
11/16	$10,019	$10,142	$10,233
12/16	$10,104	$10,384	$10,387
01/17	$10,356	$10,635	$10,546
02/17	$10,544	$10,930	$10,751
03/17	$10,555	$11,046	$10,818
04/17	$10,670	$11,210	$10,948
05/17	$10,774	$11,447	$11,121
06/17	$10,952	$11,491	$11,142
07/17	$11,183	$11,766	$11,321
08/17	$11,141	$11,783	$11,371
09/17	$11,476	$12,047	$11,504
10/17	$11,644	$12,275	$11,637
11/17	$11,717	$12,541	$11,783
12/17	$11,870	$12,710	$11,901
01/18	$12,365	$13,381	$12,224
02/18	$11,848	$12,827	$11,868
03/18	$11,589	$12,547	$11,740
04/18	$11,668	$12,692	$11,786
05/18	$11,645	$12,771	$11,864
06/18	$11,544	$12,765	$11,855
07/18	$11,803	$13,164	$12,078
08/18	$11,912	$13,327	$12,200
09/18	$11,855	$13,401	$12,210
10/18	$10,984	$12,417	$11,634
11/18	$11,099	$12,558	$11,740
12/18	$10,322	$11,603	$11,307
01/19	$10,963	$12,506	$11,883
02/19	$11,201	$12,882	$12,100
03/19	$11,260	$13,051	$12,287
04/19	$11,498	$13,514	$12,550
05/19	$11,141	$12,734	$12,197
06/19	$11,462	$13,573	$12,733
07/19	$11,569	$13,640	$12,782
08/19	$11,414	$13,361	$12,758
09/19	$11,486	$13,646	$12,890
10/19	$11,569	$13,993	$13,102
11/19	$11,711	$14,383	$13,320
12/19	$11,860	$14,814	$13,561
01/20	$11,873	$14,723	$13,616
02/20	$11,389	$13,479	$13,032
03/20	$10,423	$11,695	$12,019
04/20	$11,232	$12,973	$12,892
05/20	$11,667	$13,599	$13,301
06/20	$11,836	$13,959	$13,554
07/20	$12,150	$14,627	$14,024
08/20	$12,392	$15,604	$14,549
09/20	$12,223	$15,066	$14,232
10/20	$11,969	$14,604	$13,945
11/20	$12,718	$16,471	$15,059
12/20	$12,957	$17,169	$15,463
01/21	$12,859	$16,999	$15,326
02/21	$13,068	$17,434	$15,473
03/21	$13,425	$18,014	$15,711
04/21	$13,782	$18,853	$16,199
05/21	$13,954	$19,124	$16,362
06/21	$13,979	$19,409	$16,556
07/21	$14,089	$19,757	$16,808
08/21	$14,397	$20,249	$17,047
09/21	$13,843	$19,408	$16,559
10/21	$14,422	$20,507	$17,119
11/21	$14,065	$20,058	$16,909
12/21	$14,583	$20,915	$17,331
01/22	$13,865	$19,808	$16,631
02/22	$13,635	$19,307	$16,307
03/22	$13,750	$19,837	$16,384
04/22	$13,071	$18,189	$15,318
05/22	$12,994	$18,203	$15,366
06/22	$12,315	$16,626	$14,485
07/22	$12,802	$17,946	$15,317
08/22	$12,537	$17,196	$14,757
09/22	$11,868	$15,598	$13,672
10/22	$12,341	$16,718	$14,190
11/22	$12,708	$17,880	$15,000
12/22	$12,387	$17,121	$14,575
01/23	$12,758	$18,332	$15,373
02/23	$12,400	$17,891	$14,993
03/23	$12,652	$18,444	$15,424
04/23	$12,784	$18,768	$15,624
05/23	$12,466	$18,580	$15,462
06/23	$12,877	$19,704	$16,004
07/23	$13,260	$20,366	$16,322
08/23	$12,877	$19,879	$16,044
09/23	$12,387	$19,022	$15,465
10/23	$12,083	$18,470	$15,098
11/23	$12,956	$20,202	$16,218
12/23	$13,607	$21,193	$16,946
01/24	$13,675	$21,448	$17,049
02/24	$14,138	$22,357	$17,390
03/24	$14,478	$23,075	$17,796
04/24	$13,771	$22,218	$17,220
05/24	$14,288	$23,210	$17,796
06/24	$14,614	$23,683	$18,082
07/24	$14,750	$24,100	$18,293
08/24	$15,031	$24,737	$18,688
09/24	$15,270	$25,190	$18,994
10/24	$15,031	$24,690	$18,579
11/24	$15,734	$25,823	$19,170
12/24	$15,255	$25,150	$18,743
01/25	$15,692	$26,038	$19,180
02/25	$15,676	$25,850	$19,262
03/25	$15,134	$24,700	$18,750
04/25	$15,044	$24,919	$18,880
05/25	$15,646	$26,394	$19,497
06/25	$16,204	$27,533	$20,131

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	10.87%	6.48%	4.94%
MSCI World Index	16.26%	14.55%	10.66%
Global Asset Allocation Blended Index	11.33%	8.23%	7.25%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$29,867,033
# of Portfolio Holdings	13
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$43,835

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	16.7%
Vanguard S&P 500 Growth ETF	13.7%
iShares 20+ Year Treasury Bond ETF	12.9%
Vanguard S&P 500 Value ETF	11.0%
iShares 1-3 Year Treasury Bond ETF	6.3%
iShares MSCI Japan ETF	6.0%
Invesco QQQ Trust	5.8%
iShares MSCI USA Momentum Factor ETF	5.1%
SPDR EURO STOXX 50 ETF	4.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.5%

Sector Allocation (% of Net Assets)

Equity Funds	62.3%
Fixed Income	22.7%
Commodity	2.5%
Other (includes short-term investments)	12.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Convertibles Portfolio

CONIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$39	0.75%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
11/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,000	$10,000
02/23	$10,370	$9,754	$9,871
03/23	$10,433	$9,983	$9,806
04/23	$10,282	$10,044	$9,670
05/23	$10,373	$9,940	$9,755
06/23	$10,909	$9,925	$10,260
07/23	$11,151	$9,934	$10,541
08/23	$10,778	$9,875	$10,268
09/23	$10,466	$9,639	$10,001
10/23	$9,970	$9,494	$9,561
11/23	$10,516	$9,921	$10,059
12/23	$11,062	$10,298	$10,668
01/24	$10,927	$10,273	$10,544
02/24	$10,938	$10,150	$10,671
03/24	$11,116	$10,250	$10,918
04/24	$10,740	$10,010	$10,538
05/24	$10,886	$10,176	$10,795
06/24	$11,077	$10,269	$10,895
07/24	$11,182	$10,502	$11,105
08/24	$11,350	$10,657	$11,251
09/24	$11,506	$10,803	$11,469
10/24	$11,485	$10,558	$11,565
11/24	$12,161	$10,669	$12,348
12/24	$11,644	$10,508	$11,856
01/25	$11,983	$10,571	$12,172
02/25	$11,622	$10,790	$11,929
03/25	$11,345	$10,787	$11,603
04/25	$11,550	$10,825	$11,759
05/25	$11,904	$10,770	$12,142
06/25	$12,393	$10,938	$12,633

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 12/30/22
Institutional Shares	11.89%	8.97%
US Universal Index	6.51%	4.93%
ICE BofA US Convertible Index	15.95%	12.30%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$15,882,787
# of Portfolio Holdings	102
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

MicroStrategy, Inc. 0.625% due 03/15/30	3.1%
Bank of America Corp.	2.9%
Boeing Co.	2.7%
NextEra Energy Capital Holdings, Inc. 3.000% due 03/01/27	2.6%
Southern Co. 3.875% due 12/15/25	2.3%
PG&E Corp. 4.250% due 12/01/27	2.2%
Uber Technologies, Inc. 0.000% due 12/15/25	2.1%
Live Nation Entertainment, Inc. 2.875% due 01/15/30	1.9%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%
MicroStrategy, Inc. 0.000% due 12/01/29	1.9%

Sector Allocation (% of Net Assets)

Information Technology	27.6%
Consumer Staples	14.4%
Communication Services	13.2%
Financials	12.0%
Utilities	10.7%
Consumer Discretionary	8.3%
Industrials	8.3%
Energy	1.2%
Materials	1.1%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Convertibles Portfolio

CONOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$51	1.00%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US Convertible Index
11/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,000	$10,000
02/23	$10,360	$9,754	$9,871
03/23	$10,427	$9,983	$9,806
04/23	$10,276	$10,044	$9,670
05/23	$10,367	$9,940	$9,755
06/23	$10,906	$9,925	$10,260
07/23	$11,138	$9,934	$10,541
08/23	$10,765	$9,875	$10,268
09/23	$10,447	$9,639	$10,001
10/23	$9,952	$9,494	$9,561
11/23	$10,487	$9,921	$10,059
12/23	$11,035	$10,298	$10,668
01/24	$10,900	$10,273	$10,544
02/24	$10,910	$10,150	$10,671
03/24	$11,081	$10,250	$10,918
04/24	$10,706	$10,010	$10,538
05/24	$10,852	$10,176	$10,795
06/24	$11,035	$10,269	$10,895
07/24	$11,140	$10,502	$11,105
08/24	$11,297	$10,657	$11,251
09/24	$11,455	$10,803	$11,469
10/24	$11,434	$10,558	$11,565
11/24	$12,108	$10,669	$12,348
12/24	$11,595	$10,508	$11,856
01/25	$11,923	$10,571	$12,172
02/25	$11,563	$10,790	$11,929
03/25	$11,281	$10,787	$11,603
04/25	$11,484	$10,825	$11,759
05/25	$11,836	$10,770	$12,142
06/25	$12,326	$10,938	$12,633

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 12/30/22
Open Shares	11.70%	8.73%
US Universal Index	6.51%	4.93%
ICE BofA US Convertible Index	15.95%	12.30%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$15,882,787
# of Portfolio Holdings	102
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

MicroStrategy, Inc. 0.625% due 03/15/30	3.1%
Bank of America Corp.	2.9%
Boeing Co.	2.7%
NextEra Energy Capital Holdings, Inc. 3.000% due 03/01/27	2.6%
Southern Co. 3.875% due 12/15/25	2.3%
PG&E Corp. 4.250% due 12/01/27	2.2%
Uber Technologies, Inc. 0.000% due 12/15/25	2.1%
Live Nation Entertainment, Inc. 2.875% due 01/15/30	1.9%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%
MicroStrategy, Inc. 0.000% due 12/01/29	1.9%

Sector Allocation (% of Net Assets)

Information Technology	27.6%
Consumer Staples	14.4%
Communication Services	13.2%
Financials	12.0%
Utilities	10.7%
Consumer Discretionary	8.3%
Industrials	8.3%
Energy	1.2%
Materials	1.1%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Concentrated Portfolio

LEVIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$42	0.86%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,280	$10,210
08/15	$9,670	$9,594
09/15	$9,641	$9,356
10/15	$10,330	$10,145
11/15	$10,201	$10,176
12/15	$10,308	$10,015
01/16	$9,742	$9,518
02/16	$9,861	$9,505
03/16	$10,435	$10,150
04/16	$10,353	$10,189
05/16	$10,576	$10,372
06/16	$10,554	$10,399
07/16	$11,270	$10,783
08/16	$11,290	$10,798
09/16	$11,349	$10,800
10/16	$10,856	$10,603
11/16	$10,960	$10,996
12/16	$11,068	$11,213
01/17	$11,326	$11,426
02/17	$11,647	$11,879
03/17	$11,740	$11,893
04/17	$11,951	$12,015
05/17	$12,037	$12,184
06/17	$11,920	$12,260
07/17	$11,998	$12,512
08/17	$12,053	$12,551
09/17	$12,108	$12,810
10/17	$12,420	$13,109
11/17	$12,647	$13,511
12/17	$12,783	$13,661
01/18	$13,443	$14,443
02/18	$13,100	$13,911
03/18	$12,833	$13,557
04/18	$12,641	$13,609
05/18	$13,009	$13,937
06/18	$13,117	$14,023
07/18	$13,393	$14,544
08/18	$13,753	$15,018
09/18	$13,761	$15,104
10/18	$12,695	$14,072
11/18	$13,139	$14,358
12/18	$12,007	$13,062
01/19	$12,948	$14,109
02/19	$13,535	$14,562
03/19	$13,889	$14,845
04/19	$14,308	$15,446
05/19	$13,544	$14,464
06/19	$14,606	$15,483
07/19	$15,109	$15,706
08/19	$14,960	$15,457
09/19	$15,100	$15,746
10/19	$15,044	$16,087
11/19	$15,324	$16,671
12/19	$15,816	$17,175
01/20	$16,107	$17,168
02/20	$14,680	$15,755
03/20	$12,595	$13,809
04/20	$13,975	$15,579
05/20	$14,717	$16,321
06/20	$14,652	$16,646
07/20	$15,102	$17,584
08/20	$15,863	$18,848
09/20	$15,647	$18,132
10/20	$15,365	$17,650
11/20	$16,887	$19,582
12/20	$17,237	$20,335
01/21	$16,960	$20,129
02/21	$17,915	$20,684
03/21	$18,774	$21,590
04/21	$19,977	$22,743
05/21	$19,729	$22,901
06/21	$19,968	$23,436
07/21	$20,483	$23,993
08/21	$20,869	$24,722
09/21	$20,010	$23,572
10/21	$20,985	$25,224
11/21	$20,551	$25,049
12/21	$21,722	$26,172
01/22	$20,454	$24,817
02/22	$19,848	$24,074
03/22	$20,454	$24,968
04/22	$19,351	$22,791
05/22	$19,054	$22,833
06/22	$17,587	$20,948
07/22	$19,241	$22,880
08/22	$18,087	$21,947
09/22	$16,379	$19,925
10/22	$17,323	$21,538
11/22	$18,267	$22,742
12/22	$17,402	$21,432
01/23	$18,887	$22,778
02/23	$18,255	$22,223
03/23	$18,934	$23,039
04/23	$18,969	$23,398
05/23	$18,688	$23,500
06/23	$19,869	$25,053
07/23	$19,928	$25,857
08/23	$19,193	$25,446
09/23	$18,221	$24,233
10/23	$17,460	$23,723
11/23	$19,193	$25,890
12/23	$20,239	$27,066
01/24	$19,907	$27,521
02/24	$20,357	$28,990
03/24	$20,950	$29,923
04/24	$19,694	$28,701
05/24	$20,049	$30,124
06/24	$20,855	$31,205
07/24	$21,282	$31,584
08/24	$22,585	$32,351
09/24	$22,988	$33,042
10/24	$22,893	$32,742
11/24	$23,462	$34,664
12/24	$22,400	$33,838
01/25	$24,119	$34,780
02/25	$22,400	$34,326
03/25	$19,421	$32,392
04/25	$19,078	$32,172
05/25	$19,908	$34,197
06/25	$21,401	$35,936

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	2.62%	7.87%	7.91%
S&P 500 Index	15.16%	16.64%	13.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$41,207,173
# of Portfolio Holdings	21
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$84,351

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.0%
Amazon.com, Inc.	10.8%
Microsoft Corp.	7.9%
DigitalOcean Holdings, Inc.	7.1%
Coherent Corp.	6.4%
First Watch Restaurant Group, Inc.	5.1%
First American Financial Corp.	4.8%
Thor Industries, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	4.7%

Sector Allocation (% of Net Assets)

Information Technology	32.4%
Consumer Discretionary	20.6%
Financials	16.4%
Health Care	10.3%
Communication Services	9.1%
Industrials	6.5%
Consumer Staples	3.0%
Other (includes short-term investments)	1.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Concentrated Portfolio

LEVOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.11%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,286	$10,210
08/15	$9,671	$9,594
09/15	$9,642	$9,356
10/15	$10,329	$10,145
11/15	$10,193	$10,176
12/15	$10,301	$10,015
01/16	$9,731	$9,518
02/16	$9,850	$9,505
03/16	$10,420	$10,150
04/16	$10,338	$10,189
05/16	$10,560	$10,372
06/16	$10,531	$10,399
07/16	$11,241	$10,783
08/16	$11,261	$10,798
09/16	$11,313	$10,800
10/16	$10,830	$10,603
11/16	$10,927	$10,996
12/16	$11,028	$11,213
01/17	$11,284	$11,426
02/17	$11,601	$11,879
03/17	$11,686	$11,893
04/17	$11,903	$12,015
05/17	$11,980	$12,184
06/17	$11,864	$12,260
07/17	$11,942	$12,512
08/17	$11,996	$12,551
09/17	$12,042	$12,810
10/17	$12,344	$13,109
11/17	$12,569	$13,511
12/17	$12,706	$13,661
01/18	$13,349	$14,443
02/18	$13,020	$13,911
03/18	$12,739	$13,557
04/18	$12,550	$13,609
05/18	$12,912	$13,937
06/18	$13,020	$14,023
07/18	$13,292	$14,544
08/18	$13,638	$15,018
09/18	$13,655	$15,104
10/18	$12,587	$14,072
11/18	$13,024	$14,358
12/18	$11,899	$13,062
01/19	$12,833	$14,109
02/19	$13,401	$14,562
03/19	$13,759	$14,845
04/19	$14,171	$15,446
05/19	$13,401	$14,464
06/19	$14,455	$15,483
07/19	$14,949	$15,706
08/19	$14,803	$15,457
09/19	$14,940	$15,746
10/19	$14,867	$16,087
11/19	$15,151	$16,671
12/19	$15,638	$17,175
01/20	$15,914	$17,168
02/20	$14,505	$15,755
03/20	$12,442	$13,809
04/20	$13,796	$15,579
05/20	$14,523	$16,321
06/20	$14,459	$16,646
07/20	$14,901	$17,584
08/20	$15,647	$18,848
09/20	$15,435	$18,132
10/20	$15,150	$17,650
11/20	$16,651	$19,582
12/20	$16,987	$20,335
01/21	$16,716	$20,129
02/21	$17,650	$20,684
03/21	$18,499	$21,590
04/21	$19,676	$22,743
05/21	$19,424	$22,901
06/21	$19,648	$23,436
07/21	$20,162	$23,993
08/21	$20,530	$24,722
09/21	$19,689	$23,572
10/21	$20,643	$25,224
11/21	$20,209	$25,049
12/21	$21,355	$26,172
01/22	$20,099	$24,817
02/22	$19,508	$24,074
03/22	$20,088	$24,968
04/22	$19,014	$22,791
05/22	$18,713	$22,833
06/22	$17,263	$20,948
07/22	$18,885	$22,880
08/22	$17,750	$21,947
09/22	$16,064	$19,925
10/22	$16,994	$21,538
11/22	$17,914	$22,742
12/22	$17,069	$21,432
01/23	$18,511	$22,778
02/23	$17,898	$22,223
03/23	$18,556	$23,039
04/23	$18,579	$23,398
05/23	$18,295	$23,500
06/23	$19,453	$25,053
07/23	$19,510	$25,857
08/23	$18,785	$25,446
09/23	$17,830	$24,233
10/23	$17,091	$23,723
11/23	$18,772	$25,890
12/23	$19,803	$27,066
01/24	$19,462	$27,521
02/24	$19,916	$28,990
03/24	$20,485	$29,923
04/24	$19,257	$28,701
05/24	$19,598	$30,124
06/24	$20,371	$31,205
07/24	$20,780	$31,584
08/24	$22,053	$32,351
09/24	$22,440	$33,042
10/24	$22,326	$32,742
11/24	$22,895	$34,664
12/24	$21,858	$33,838
01/25	$23,568	$34,780
02/25	$21,858	$34,326
03/25	$18,972	$32,392
04/25	$18,598	$32,172
05/25	$19,399	$34,197
06/25	$20,863	$35,936

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	2.41%	7.61%	7.63%
S&P 500 Index	15.16%	16.64%	13.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$41,207,173
# of Portfolio Holdings	21
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$84,351

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.0%
Amazon.com, Inc.	10.8%
Microsoft Corp.	7.9%
DigitalOcean Holdings, Inc.	7.1%
Coherent Corp.	6.4%
First Watch Restaurant Group, Inc.	5.1%
First American Financial Corp.	4.8%
Thor Industries, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	4.7%

Sector Allocation (% of Net Assets)

Information Technology	32.4%
Consumer Discretionary	20.6%
Financials	16.4%
Health Care	10.3%
Communication Services	9.1%
Industrials	6.5%
Consumer Staples	3.0%
Other (includes short-term investments)	1.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Concentrated Portfolio

RLUEX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	S&P 500 Index
11/16	$1,000,000	$1,000,000
11/16	$992,552	$1,000,000
12/16	$1,001,730	$1,019,766
01/17	$1,025,042	$1,039,107
02/17	$1,054,713	$1,080,366
03/17	$1,062,484	$1,081,625
04/17	$1,082,264	$1,092,734
05/17	$1,089,328	$1,108,112
06/17	$1,079,438	$1,115,029
07/17	$1,086,502	$1,137,957
08/17	$1,091,457	$1,141,440
09/17	$1,096,402	$1,164,986
10/17	$1,123,953	$1,192,171
11/17	$1,144,440	$1,228,735
12/17	$1,157,203	$1,242,397
01/18	$1,216,798	$1,313,529
02/18	$1,185,869	$1,265,116
03/18	$1,161,729	$1,232,966
04/18	$1,144,378	$1,237,697
05/18	$1,177,570	$1,267,503
06/18	$1,187,377	$1,275,305
07/18	$1,212,271	$1,322,764
08/18	$1,244,808	$1,365,866
09/18	$1,246,349	$1,373,638
10/18	$1,149,290	$1,279,750
11/18	$1,189,346	$1,305,828
12/18	$1,086,833	$1,187,924
01/19	$1,172,635	$1,283,119
02/19	$1,224,790	$1,324,318
03/19	$1,257,596	$1,350,052
04/19	$1,295,451	$1,404,715
05/19	$1,225,631	$1,315,449
06/19	$1,322,369	$1,408,156
07/19	$1,367,794	$1,428,394
08/19	$1,354,335	$1,405,769
09/19	$1,366,953	$1,432,071
10/19	$1,361,064	$1,463,089
11/19	$1,387,142	$1,516,198
12/19	$1,432,332	$1,561,960
01/20	$1,458,621	$1,561,351
02/20	$1,328,872	$1,432,820
03/20	$1,139,760	$1,255,853
04/20	$1,265,269	$1,416,840
05/20	$1,331,416	$1,484,325
06/20	$1,326,328	$1,513,844
07/20	$1,367,033	$1,599,209
08/20	$1,435,726	$1,714,162
09/20	$1,416,221	$1,649,029
10/20	$1,390,780	$1,605,181
11/20	$1,528,162	$1,780,891
12/20	$1,559,742	$1,849,363
01/21	$1,535,600	$1,830,692
02/21	$1,620,959	$1,881,164
03/21	$1,699,421	$1,963,551
04/21	$1,808,059	$2,068,344
05/21	$1,785,642	$2,082,790
06/21	$1,807,197	$2,131,412
07/21	$1,853,757	$2,182,044
08/21	$1,888,587	$2,248,390
09/21	$1,811,858	$2,143,818
10/21	$1,899,922	$2,294,018
11/21	$1,859,814	$2,278,123
12/21	$1,966,253	$2,380,220
01/22	$1,850,826	$2,257,050
02/22	$1,797,092	$2,189,471
03/22	$1,850,826	$2,270,765
04/22	$1,752,314	$2,072,750
05/22	$1,724,452	$2,076,553
06/22	$1,592,108	$1,905,146
07/22	$1,741,368	$2,080,809
08/22	$1,637,244	$1,995,950
09/22	$1,482,040	$1,812,126
10/22	$1,568,264	$1,958,838
11/22	$1,653,474	$2,068,306
12/22	$1,575,212	$1,949,141
01/23	$1,709,206	$2,071,613
02/23	$1,652,232	$2,021,068
03/23	$1,719,756	$2,095,270
04/23	$1,722,922	$2,127,974
05/23	$1,696,545	$2,137,224
06/23	$1,804,162	$2,278,441
07/23	$1,809,437	$2,351,636
08/23	$1,743,124	$2,314,194
09/23	$1,655,554	$2,203,859
10/23	$1,585,734	$2,157,519
11/23	$1,743,124	$2,354,555
12/23	$1,838,806	$2,461,524
01/24	$1,806,919	$2,502,888
02/24	$1,849,435	$2,636,532
03/24	$1,902,580	$2,721,361
04/24	$1,815,423	$2,610,208
05/24	$1,849,435	$2,739,634
06/24	$1,923,838	$2,837,938
07/24	$1,964,228	$2,872,483
08/24	$2,083,272	$2,942,160
09/24	$2,119,410	$3,004,996
10/24	$2,110,907	$2,977,745
11/24	$2,166,178	$3,152,542
12/24	$2,068,044	$3,077,391
01/25	$2,226,363	$3,163,088
02/25	$2,063,096	$3,121,816
03/25	$1,795,933	$2,945,919
04/25	$1,756,353	$2,925,943
05/25	$1,836,749	$3,110,116
06/25	$1,973,893	$3,268,273

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	2.60%	8.28%	8.20%
S&P 500 Index	15.16%	16.64%	14.84%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$41,207,173
# of Portfolio Holdings	21
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$84,351

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.0%
Amazon.com, Inc.	10.8%
Microsoft Corp.	7.9%
DigitalOcean Holdings, Inc.	7.1%
Coherent Corp.	6.4%
First Watch Restaurant Group, Inc.	5.1%
First American Financial Corp.	4.8%
Thor Industries, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	4.7%

Sector Allocation (% of Net Assets)

Information Technology	32.4%
Consumer Discretionary	20.6%
Financials	16.4%
Health Care	10.3%
Communication Services	9.1%
Industrials	6.5%
Consumer Staples	3.0%
Other (includes short-term investments)	1.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Focus Portfolio

LZUSX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,105	$10,210
08/15	$9,473	$9,594
09/15	$9,223	$9,356
10/15	$9,860	$10,145
11/15	$9,739	$10,176
12/15	$9,541	$10,015
01/16	$8,984	$9,518
02/16	$8,941	$9,505
03/16	$9,575	$10,150
04/16	$9,515	$10,189
05/16	$9,732	$10,372
06/16	$9,593	$10,399
07/16	$10,062	$10,783
08/16	$10,169	$10,798
09/16	$10,222	$10,800
10/16	$9,927	$10,603
11/16	$10,276	$10,996
12/16	$10,466	$11,213
01/17	$10,682	$11,426
02/17	$11,024	$11,879
03/17	$11,078	$11,893
04/17	$11,213	$12,015
05/17	$11,276	$12,184
06/17	$11,294	$12,260
07/17	$11,483	$12,512
08/17	$11,483	$12,551
09/17	$11,760	$12,810
10/17	$11,935	$13,109
11/17	$12,222	$13,511
12/17	$12,368	$13,661
01/18	$13,084	$14,443
02/18	$12,676	$13,911
03/18	$12,408	$13,557
04/18	$12,418	$13,609
05/18	$12,706	$13,937
06/18	$12,726	$14,023
07/18	$13,253	$14,544
08/18	$13,675	$15,018
09/18	$13,777	$15,104
10/18	$12,880	$14,072
11/18	$13,145	$14,358
12/18	$11,982	$13,062
01/19	$12,814	$14,109
02/19	$13,352	$14,562
03/19	$13,563	$14,845
04/19	$14,079	$15,446
05/19	$13,317	$14,464
06/19	$14,207	$15,483
07/19	$14,500	$15,706
08/19	$14,336	$15,457
09/19	$14,571	$15,746
10/19	$14,793	$16,087
11/19	$15,297	$16,671
12/19	$15,777	$17,175
01/20	$16,026	$17,168
02/20	$14,662	$15,755
03/20	$12,616	$13,809
04/20	$14,269	$15,579
05/20	$14,964	$16,321
06/20	$15,055	$16,646
07/20	$15,790	$17,584
08/20	$16,910	$18,848
09/20	$16,431	$18,132
10/20	$16,046	$17,650
11/20	$17,775	$19,582
12/20	$18,504	$20,335
01/21	$18,158	$20,129
02/21	$18,920	$20,684
03/21	$19,902	$21,590
04/21	$21,176	$22,743
05/21	$21,314	$22,901
06/21	$21,605	$23,436
07/21	$22,283	$23,993
08/21	$22,770	$24,722
09/21	$21,907	$23,572
10/21	$23,378	$25,224
11/21	$22,614	$25,049
12/21	$23,566	$26,172
01/22	$22,247	$24,817
02/22	$21,880	$24,074
03/22	$22,496	$24,968
04/22	$20,868	$22,791
05/22	$20,590	$22,833
06/22	$19,299	$20,948
07/22	$20,971	$22,880
08/22	$20,009	$21,947
09/22	$18,214	$19,925
10/22	$19,582	$21,538
11/22	$20,730	$22,742
12/22	$19,573	$21,432
01/23	$20,658	$22,778
02/23	$19,875	$22,223
03/23	$20,477	$23,039
04/23	$20,779	$23,398
05/23	$20,764	$23,500
06/23	$21,818	$25,053
07/23	$22,376	$25,857
08/23	$21,924	$25,446
09/23	$20,975	$24,233
10/23	$20,583	$23,723
11/23	$22,451	$25,890
12/23	$23,443	$27,066
01/24	$23,672	$27,521
02/24	$24,693	$28,990
03/24	$25,180	$29,923
04/24	$24,281	$28,701
05/24	$25,012	$30,124
06/24	$25,652	$31,205
07/24	$26,383	$31,584
08/24	$26,691	$32,351
09/24	$26,905	$33,042
10/24	$26,356	$32,742
11/24	$27,592	$34,664
12/24	$26,756	$33,838
01/25	$27,843	$34,780
02/25	$27,145	$34,326
03/25	$25,716	$32,392
04/25	$25,343	$32,172
05/25	$26,691	$34,197
06/25	$27,843	$35,936

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	8.54%	13.09%	10.78%
S&P 500 Index	15.16%	16.64%	13.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$77,210,662
# of Portfolio Holdings	33
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,783

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.5%
Amazon.com, Inc.	6.7%
Apple, Inc.	6.3%
Intercontinental Exchange, Inc.	5.2%
Alphabet, Inc., Class A	4.4%
Broadcom, Inc.	3.9%
Visa, Inc., A Shares	3.7%
Danaher Corp.	3.7%
Marsh & McLennan Cos., Inc.	3.5%
Waste Management, Inc.	3.3%

Sector Allocation (% of Net Assets)

Information Technology	29.1%
Financials	20.9%
Industrials	12.6%
Health Care	10.8%
Consumer Discretionary	9.8%
Communication Services	4.4%
Consumer Staples	2.5%
Real Estate	2.4%
Energy	2.2%
Materials	1.6%
Other (includes short-term investments)	3.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Focus Portfolio

LZUOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$48	0.95%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,096	$10,210
08/15	$9,458	$9,594
09/15	$9,217	$9,356
10/15	$9,844	$10,145
11/15	$9,724	$10,176
12/15	$9,520	$10,015
01/16	$8,966	$9,518
02/16	$8,923	$9,505
03/16	$9,546	$10,150
04/16	$9,485	$10,189
05/16	$9,701	$10,372
06/16	$9,563	$10,399
07/16	$10,021	$10,783
08/16	$10,127	$10,798
09/16	$10,180	$10,800
10/16	$9,878	$10,603
11/16	$10,224	$10,996
12/16	$10,420	$11,213
01/17	$10,625	$11,426
02/17	$10,964	$11,879
03/17	$11,009	$11,893
04/17	$11,143	$12,015
05/17	$11,205	$12,184
06/17	$11,223	$12,260
07/17	$11,402	$12,512
08/17	$11,401	$12,551
09/17	$11,676	$12,810
10/17	$11,850	$13,109
11/17	$12,125	$13,511
12/17	$12,269	$13,661
01/18	$12,977	$14,443
02/18	$12,564	$13,911
03/18	$12,299	$13,557
04/18	$12,309	$13,609
05/18	$12,584	$13,937
06/18	$12,614	$14,023
07/18	$13,125	$14,544
08/18	$13,531	$15,018
09/18	$13,642	$15,104
10/18	$12,746	$14,072
11/18	$13,008	$14,358
12/18	$11,852	$13,062
01/19	$12,671	$14,109
02/19	$13,201	$14,562
03/19	$13,409	$14,845
04/19	$13,905	$15,446
05/19	$13,155	$14,464
06/19	$14,031	$15,483
07/19	$14,320	$15,706
08/19	$14,147	$15,457
09/19	$14,377	$15,746
10/19	$14,585	$16,087
11/19	$15,092	$16,671
12/19	$15,556	$17,175
01/20	$15,800	$17,168
02/20	$14,449	$15,755
03/20	$12,429	$13,809
04/20	$14,050	$15,579
05/20	$14,732	$16,321
06/20	$14,835	$16,646
07/20	$15,543	$17,584
08/20	$16,642	$18,848
09/20	$16,173	$18,132
10/20	$15,794	$17,650
11/20	$17,491	$19,582
12/20	$18,213	$20,335
01/21	$17,861	$20,129
02/21	$18,606	$20,684
03/21	$19,554	$21,590
04/21	$20,813	$22,743
05/21	$20,949	$22,901
06/21	$21,233	$23,436
07/21	$21,883	$23,993
08/21	$22,360	$24,722
09/21	$21,501	$23,572
10/21	$22,955	$25,224
11/21	$22,193	$25,049
12/21	$23,123	$26,172
01/22	$21,821	$24,817
02/22	$21,449	$24,074
03/22	$22,064	$24,968
04/22	$20,462	$22,791
05/22	$20,190	$22,833
06/22	$18,902	$20,948
07/22	$20,548	$22,880
08/22	$19,595	$21,947
09/22	$17,843	$19,925
10/22	$19,164	$21,538
11/22	$20,284	$22,742
12/22	$19,150	$21,432
01/23	$20,220	$22,778
02/23	$19,443	$22,223
03/23	$20,030	$23,039
04/23	$20,323	$23,398
05/23	$20,294	$23,500
06/23	$21,320	$25,053
07/23	$21,863	$25,857
08/23	$21,423	$25,446
09/23	$20,484	$24,233
10/23	$20,103	$23,723
11/23	$21,921	$25,890
12/23	$22,889	$27,066
01/24	$23,111	$27,521
02/24	$24,087	$28,990
03/24	$24,560	$29,923
04/24	$23,673	$28,701
05/24	$24,397	$30,124
06/24	$25,018	$31,205
07/24	$25,728	$31,584
08/24	$26,012	$32,351
09/24	$26,220	$33,042
10/24	$25,687	$32,742
11/24	$26,872	$34,664
12/24	$26,054	$33,838
01/25	$27,107	$34,780
02/25	$26,431	$34,326
03/25	$25,033	$32,392
04/25	$24,640	$32,172
05/25	$25,960	$34,197
06/25	$27,075	$35,936

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	8.22%	12.79%	10.47%
S&P 500 Index	15.16%	16.64%	13.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$77,210,662
# of Portfolio Holdings	33
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,783

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.5%
Amazon.com, Inc.	6.7%
Apple, Inc.	6.3%
Intercontinental Exchange, Inc.	5.2%
Alphabet, Inc., Class A	4.4%
Broadcom, Inc.	3.9%
Visa, Inc., A Shares	3.7%
Danaher Corp.	3.7%
Marsh & McLennan Cos., Inc.	3.5%
Waste Management, Inc.	3.3%

Sector Allocation (% of Net Assets)

Information Technology	29.1%
Financials	20.9%
Industrials	12.6%
Health Care	10.8%
Consumer Discretionary	9.8%
Communication Services	4.4%
Consumer Staples	2.5%
Real Estate	2.4%
Energy	2.2%
Materials	1.6%
Other (includes short-term investments)	3.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Focus Portfolio

RLUSX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	S&P 500 Index
06/15	$1,000,000	$1,000,000
07/15	$1,010,475	$1,020,951
08/15	$947,323	$959,353
09/15	$922,330	$935,616
10/15	$986,022	$1,014,539
11/15	$973,929	$1,017,556
12/15	$953,759	$1,001,507
01/16	$898,935	$951,808
02/16	$894,584	$950,524
03/16	$957,240	$1,015,006
04/16	$954,629	$1,018,941
05/16	$973,774	$1,037,239
06/16	$959,850	$1,039,927
07/16	$1,006,842	$1,078,268
08/16	$1,017,453	$1,079,782
09/16	$1,022,813	$1,079,986
10/16	$993,335	$1,060,286
11/16	$1,028,173	$1,099,553
12/16	$1,047,333	$1,121,287
01/17	$1,068,946	$1,142,553
02/17	$1,104,067	$1,187,920
03/17	$1,108,570	$1,189,305
04/17	$1,122,078	$1,201,519
05/17	$1,129,282	$1,218,428
06/17	$1,130,183	$1,226,033
07/17	$1,149,094	$1,251,244
08/17	$1,149,057	$1,255,074
09/17	$1,176,790	$1,280,964
10/17	$1,194,354	$1,310,855
11/17	$1,223,011	$1,351,059
12/17	$1,237,570	$1,366,082
01/18	$1,309,256	$1,444,295
02/18	$1,268,435	$1,391,063
03/18	$1,241,553	$1,355,712
04/18	$1,243,544	$1,360,914
05/18	$1,271,422	$1,393,687
06/18	$1,274,409	$1,402,265
07/18	$1,327,177	$1,454,449
08/18	$1,368,330	$1,501,842
09/18	$1,379,538	$1,510,388
10/18	$1,288,859	$1,407,153
11/18	$1,315,349	$1,435,828
12/18	$1,198,797	$1,306,186
01/19	$1,281,998	$1,410,858
02/19	$1,337,074	$1,456,158
03/19	$1,358,168	$1,484,454
04/19	$1,408,557	$1,544,559
05/19	$1,333,559	$1,446,406
06/19	$1,422,619	$1,548,343
07/19	$1,451,915	$1,570,596
08/19	$1,434,337	$1,545,718
09/19	$1,458,946	$1,574,638
10/19	$1,480,039	$1,608,745
11/19	$1,530,429	$1,667,141
12/19	$1,579,593	$1,717,458
01/20	$1,604,520	$1,716,788
02/20	$1,466,765	$1,575,462
03/20	$1,262,100	$1,380,877
04/20	$1,427,406	$1,557,892
05/20	$1,496,940	$1,632,094
06/20	$1,507,436	$1,664,552
07/20	$1,579,593	$1,758,416
08/20	$1,691,678	$1,884,813
09/20	$1,643,763	$1,813,195
10/20	$1,606,495	$1,764,982
11/20	$1,779,523	$1,958,184
12/20	$1,852,520	$2,033,473
01/21	$1,817,906	$2,012,943
02/21	$1,894,056	$2,068,440
03/21	$1,990,974	$2,159,029
04/21	$2,118,352	$2,274,255
05/21	$2,133,582	$2,290,139
06/21	$2,162,658	$2,343,602
07/21	$2,230,500	$2,399,274
08/21	$2,279,225	$2,472,225
09/21	$2,192,869	$2,357,243
10/21	$2,340,099	$2,522,395
11/21	$2,262,237	$2,504,918
12/21	$2,358,916	$2,617,178
01/22	$2,226,887	$2,481,747
02/22	$2,188,745	$2,407,440
03/22	$2,251,826	$2,496,827
04/22	$2,088,990	$2,279,099
05/22	$2,061,118	$2,283,280
06/22	$1,930,556	$2,094,810
07/22	$2,099,259	$2,287,961
08/22	$2,003,015	$2,194,653
09/22	$1,823,465	$1,992,529
10/22	$1,958,864	$2,153,847
11/22	$2,075,130	$2,274,212
12/22	$1,957,950	$2,143,185
01/23	$2,067,981	$2,277,849
02/23	$1,989,602	$2,222,272
03/23	$2,049,893	$2,303,861
04/23	$2,080,039	$2,339,821
05/23	$2,077,024	$2,349,991
06/23	$2,182,534	$2,505,268
07/23	$2,238,303	$2,585,749
08/23	$2,193,084	$2,544,580
09/23	$2,099,633	$2,423,260
10/23	$2,060,444	$2,372,307
11/23	$2,247,346	$2,588,959
12/23	$2,345,075	$2,706,577
01/24	$2,369,455	$2,752,059
02/24	$2,471,547	$2,899,007
03/24	$2,518,784	$2,992,281
04/24	$2,428,882	$2,870,063
05/24	$2,503,546	$3,012,374
06/24	$2,567,544	$3,120,464
07/24	$2,640,685	$3,158,448
08/24	$2,671,500	$3,235,061
09/24	$2,692,872	$3,304,153
10/24	$2,637,916	$3,274,189
11/24	$2,761,568	$3,466,388
12/24	$2,677,911	$3,383,755
01/25	$2,786,717	$3,477,984
02/25	$2,716,886	$3,432,603
03/25	$2,573,978	$3,239,195
04/25	$2,535,003	$3,217,231
05/25	$2,671,416	$3,419,738
06/25	$2,786,717	$3,593,641

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	8.54%	13.08%	10.79%
S&P 500 Index	15.16%	16.64%	13.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$77,210,662
# of Portfolio Holdings	33
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,783

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.5%
Amazon.com, Inc.	6.7%
Apple, Inc.	6.3%
Intercontinental Exchange, Inc.	5.2%
Alphabet, Inc., Class A	4.4%
Broadcom, Inc.	3.9%
Visa, Inc., A Shares	3.7%
Danaher Corp.	3.7%
Marsh & McLennan Cos., Inc.	3.5%
Waste Management, Inc.	3.3%

Sector Allocation (% of Net Assets)

Information Technology	29.1%
Financials	20.9%
Industrials	12.6%
Health Care	10.8%
Consumer Discretionary	9.8%
Communication Services	4.4%
Consumer Staples	2.5%
Real Estate	2.4%
Energy	2.2%
Materials	1.6%
Other (includes short-term investments)	3.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US High Yield Portfolio

LZHYX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
06/15	$10,000	$10,000	$10,000
07/15	$10,020	$10,058	$9,938
08/15	$9,897	$10,029	$9,763
09/15	$9,692	$10,068	$9,510
10/15	$10,000	$10,100	$9,769
11/15	$9,855	$10,063	$9,550
12/15	$9,688	$10,013	$9,304
01/16	$9,666	$10,123	$9,157
02/16	$9,748	$10,195	$9,199
03/16	$9,978	$10,320	$9,606
04/16	$10,166	$10,391	$9,990
05/16	$10,164	$10,399	$10,062
06/16	$10,247	$10,582	$10,171
07/16	$10,417	$10,669	$10,428
08/16	$10,565	$10,681	$10,660
09/16	$10,585	$10,683	$10,729
10/16	$10,582	$10,612	$10,762
11/16	$10,537	$10,374	$10,720
12/16	$10,665	$10,404	$10,931
01/17	$10,729	$10,441	$11,078
02/17	$10,838	$10,522	$11,250
03/17	$10,814	$10,518	$11,227
04/17	$10,944	$10,605	$11,354
05/17	$11,008	$10,687	$11,455
06/17	$11,005	$10,678	$11,468
07/17	$11,091	$10,731	$11,600
08/17	$11,110	$10,824	$11,597
09/17	$11,174	$10,786	$11,701
10/17	$11,193	$10,799	$11,746
11/17	$11,189	$10,783	$11,715
12/17	$11,208	$10,830	$11,749
01/18	$11,204	$10,726	$11,824
02/18	$11,086	$10,624	$11,714
03/18	$11,035	$10,678	$11,642
04/18	$11,055	$10,606	$11,719
05/18	$11,027	$10,664	$11,717
06/18	$11,047	$10,649	$11,758
07/18	$11,137	$10,671	$11,889
08/18	$11,228	$10,724	$11,975
09/18	$11,271	$10,678	$12,045
10/18	$11,101	$10,588	$11,848
11/18	$11,073	$10,636	$11,740
12/18	$10,902	$10,802	$11,483
01/19	$11,379	$10,951	$12,010
02/19	$11,545	$10,963	$12,213
03/19	$11,662	$11,161	$12,333
04/19	$11,780	$11,177	$12,505
05/19	$11,654	$11,348	$12,346
06/19	$11,944	$11,509	$12,649
07/19	$11,988	$11,543	$12,714
08/19	$12,082	$11,804	$12,763
09/19	$12,126	$11,753	$12,804
10/19	$12,170	$11,791	$12,833
11/19	$12,238	$11,789	$12,868
12/19	$12,356	$11,806	$13,137
01/20	$12,374	$12,018	$13,138
02/20	$12,191	$12,198	$12,934
03/20	$11,146	$11,960	$11,413
04/20	$11,571	$12,199	$11,847
05/20	$12,023	$12,313	$12,389
06/20	$12,015	$12,416	$12,510
07/20	$12,494	$12,634	$13,107
08/20	$12,589	$12,561	$13,236
09/20	$12,451	$12,539	$13,098
10/20	$12,494	$12,494	$13,160
11/20	$12,842	$12,657	$13,687
12/20	$12,969	$12,701	$13,948
01/21	$12,971	$12,621	$14,001
02/21	$12,961	$12,458	$14,050
03/21	$12,976	$12,313	$14,074
04/21	$13,063	$12,416	$14,228
05/21	$13,091	$12,464	$14,269
06/21	$13,211	$12,555	$14,464
07/21	$13,270	$12,681	$14,515
08/21	$13,329	$12,672	$14,595
09/21	$13,301	$12,564	$14,600
10/21	$13,232	$12,554	$14,574
11/21	$13,109	$12,569	$14,424
12/21	$13,339	$12,560	$14,696
01/22	$12,951	$12,285	$14,292
02/22	$12,862	$12,118	$14,163
03/22	$12,711	$11,792	$14,032
04/22	$12,258	$11,353	$13,522
05/22	$12,429	$11,415	$13,556
06/22	$11,698	$11,187	$12,633
07/22	$12,416	$11,468	$13,394
08/22	$11,989	$11,170	$13,073
09/22	$11,524	$10,689	$12,547
10/22	$11,855	$10,572	$12,904
11/22	$12,067	$10,966	$13,146
12/22	$11,991	$10,929	$13,047
01/23	$12,346	$11,268	$13,557
02/23	$12,127	$10,991	$13,382
03/23	$12,393	$11,249	$13,532
04/23	$12,466	$11,317	$13,663
05/23	$12,331	$11,200	$13,533
06/23	$12,434	$11,182	$13,753
07/23	$12,552	$11,194	$13,949
08/23	$12,527	$11,126	$13,989
09/23	$12,327	$10,861	$13,826
10/23	$12,279	$10,698	$13,655
11/23	$12,850	$11,179	$14,276
12/23	$13,268	$11,603	$14,803
01/24	$13,258	$11,575	$14,806
02/24	$13,198	$11,437	$14,849
03/24	$13,350	$11,549	$15,026
04/24	$13,209	$11,279	$14,876
05/24	$13,330	$11,466	$15,045
06/24	$13,493	$11,571	$15,190
07/24	$13,703	$11,833	$15,488
08/24	$13,915	$12,008	$15,735
09/24	$14,066	$12,172	$15,992
10/24	$13,936	$11,896	$15,904
11/24	$14,085	$12,021	$16,086
12/24	$13,972	$11,840	$16,017
01/25	$14,193	$11,911	$16,238
02/25	$14,291	$12,157	$16,344
03/25	$14,161	$12,154	$16,168
04/25	$14,213	$12,197	$16,169
05/25	$14,503	$12,136	$16,440
06/25	$14,770	$12,325	$16,746

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	9.47%	4.22%	3.98%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofA US High Yield Index	10.24%	6.01%	5.29%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$124,043,928
# of Portfolio Holdings	86
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$196,171

Top 10 Holdings (% of Net Assets)

Bausch & Lomb Corp. 8.375% due 10/01/28	1.7%
DISH Network Corp. 11.750% due 11/15/27	1.7%
CoreWeave, Inc. 9.250% due 06/01/30	1.6%
Civitas Resources, Inc. 8.750% due 07/01/31	1.6%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.6%
Terex Corp. 5.000% due 05/15/29	1.6%
Goodyear Tire & Rubber Co. 5.250% due 07/15/31	1.5%
Boyd Gaming Corp. 4.750% due 06/15/31	1.5%
Bombardier, Inc. 8.750% due 11/15/30	1.5%
Transocean, Inc. 8.750% due 02/15/30	1.5%

Sector Allocation (% of Net Assets)

Communication Services	21.1%
Consumer Discretionary	20.3%
Consumer Staples	15.8%
Energy	13.9%
Industrials	9.0%
Information Technology	6.0%
Financials	3.9%
Materials	3.6%
Utilities	3.3%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US High Yield Portfolio

LZHOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$41	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US High Yield Index
06/15	$10,000	$10,000	$10,000
07/15	$10,018	$10,058	$9,938
08/15	$9,913	$10,029	$9,763
09/15	$9,707	$10,068	$9,510
10/15	$9,991	$10,100	$9,769
11/15	$9,844	$10,063	$9,550
12/15	$9,676	$10,013	$9,304
01/16	$9,651	$10,123	$9,157
02/16	$9,752	$10,195	$9,199
03/16	$9,957	$10,320	$9,606
04/16	$10,163	$10,391	$9,990
05/16	$10,158	$10,399	$10,062
06/16	$10,218	$10,582	$10,171
07/16	$10,384	$10,669	$10,428
08/16	$10,528	$10,681	$10,660
09/16	$10,567	$10,683	$10,729
10/16	$10,540	$10,612	$10,762
11/16	$10,492	$10,374	$10,720
12/16	$10,618	$10,404	$10,931
01/17	$10,679	$10,441	$11,078
02/17	$10,784	$10,522	$11,250
03/17	$10,780	$10,518	$11,227
04/17	$10,885	$10,605	$11,354
05/17	$10,945	$10,687	$11,455
06/17	$10,962	$10,678	$11,468
07/17	$11,022	$10,731	$11,600
08/17	$11,038	$10,824	$11,597
09/17	$11,099	$10,786	$11,701
10/17	$11,138	$10,799	$11,746
11/17	$11,109	$10,783	$11,715
12/17	$11,125	$10,830	$11,749
01/18	$11,118	$10,726	$11,824
02/18	$10,999	$10,624	$11,714
03/18	$10,947	$10,678	$11,642
04/18	$10,963	$10,606	$11,719
05/18	$10,934	$10,664	$11,717
06/18	$10,951	$10,649	$11,758
07/18	$11,037	$10,671	$11,889
08/18	$11,124	$10,724	$11,975
09/18	$11,164	$10,678	$12,045
10/18	$10,994	$10,588	$11,848
11/18	$10,963	$10,636	$11,740
12/18	$10,816	$10,802	$11,483
01/19	$11,260	$10,951	$12,010
02/19	$11,421	$10,963	$12,213
03/19	$11,533	$11,161	$12,333
04/19	$11,647	$11,177	$12,505
05/19	$11,544	$11,348	$12,346
06/19	$11,803	$11,509	$12,649
07/19	$11,843	$11,543	$12,714
08/19	$11,933	$11,804	$12,763
09/19	$11,998	$11,753	$12,804
10/19	$12,039	$11,791	$12,833
11/19	$12,080	$11,789	$12,868
12/19	$12,194	$11,806	$13,137
01/20	$12,214	$12,018	$13,138
02/20	$12,051	$12,198	$12,934
03/20	$10,998	$11,960	$11,413
04/20	$11,413	$12,199	$11,847
05/20	$11,854	$12,313	$12,389
06/20	$11,845	$12,416	$12,510
07/20	$12,313	$12,634	$13,107
08/20	$12,403	$12,561	$13,236
09/20	$12,290	$12,539	$13,098
10/20	$12,330	$12,494	$13,160
11/20	$12,650	$12,657	$13,687
12/20	$12,779	$12,701	$13,948
01/21	$12,772	$12,621	$14,001
02/21	$12,759	$12,458	$14,050
03/21	$12,772	$12,313	$14,074
04/21	$12,861	$12,416	$14,228
05/21	$12,886	$12,464	$14,269
06/21	$13,001	$12,555	$14,464
07/21	$13,050	$12,681	$14,515
08/21	$13,105	$12,672	$14,595
09/21	$13,075	$12,564	$14,600
10/21	$13,004	$12,554	$14,574
11/21	$12,882	$12,569	$14,424
12/21	$13,104	$12,560	$14,696
01/22	$12,723	$12,285	$14,292
02/22	$12,633	$12,118	$14,163
03/22	$12,483	$11,792	$14,032
04/22	$12,038	$11,353	$13,522
05/22	$12,196	$11,415	$13,556
06/22	$11,479	$11,187	$12,633
07/22	$12,179	$11,468	$13,394
08/22	$11,759	$11,170	$13,073
09/22	$11,296	$10,689	$12,547
10/22	$11,624	$10,572	$12,904
11/22	$11,828	$10,966	$13,146
12/22	$11,751	$10,929	$13,047
01/23	$12,096	$11,268	$13,557
02/23	$11,874	$10,991	$13,382
03/23	$12,137	$11,249	$13,532
04/23	$12,206	$11,317	$13,663
05/23	$12,073	$11,200	$13,533
06/23	$12,171	$11,182	$13,753
07/23	$12,283	$11,194	$13,949
08/23	$12,249	$11,126	$13,989
09/23	$12,059	$10,861	$13,826
10/23	$12,010	$10,698	$13,655
11/23	$12,563	$11,179	$14,276
12/23	$12,967	$11,603	$14,803
01/24	$12,955	$11,575	$14,806
02/24	$12,895	$11,437	$14,849
03/24	$13,047	$11,549	$15,026
04/24	$12,900	$11,279	$14,876
05/24	$13,015	$11,466	$15,045
06/24	$13,172	$11,571	$15,190
07/24	$13,374	$11,833	$15,488
08/24	$13,577	$12,008	$15,735
09/24	$13,721	$12,172	$15,992
10/24	$13,599	$11,896	$15,904
11/24	$13,735	$12,021	$16,086
12/24	$13,622	$11,840	$16,017
01/25	$13,834	$11,911	$16,238
02/25	$13,934	$12,157	$16,344
03/25	$13,798	$12,154	$16,168
04/25	$13,845	$12,197	$16,169
05/25	$14,124	$12,136	$16,440
06/25	$14,381	$12,325	$16,746

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	9.18%	3.96%	3.70%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofA US High Yield Index	10.24%	6.01%	5.29%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$124,043,928
# of Portfolio Holdings	86
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$196,171

Top 10 Holdings (% of Net Assets)

Bausch & Lomb Corp. 8.375% due 10/01/28	1.7%
DISH Network Corp. 11.750% due 11/15/27	1.7%
CoreWeave, Inc. 9.250% due 06/01/30	1.6%
Civitas Resources, Inc. 8.750% due 07/01/31	1.6%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.6%
Terex Corp. 5.000% due 05/15/29	1.6%
Goodyear Tire & Rubber Co. 5.250% due 07/15/31	1.5%
Boyd Gaming Corp. 4.750% due 06/15/31	1.5%
Bombardier, Inc. 8.750% due 11/15/30	1.5%
Transocean, Inc. 8.750% due 02/15/30	1.5%

Sector Allocation (% of Net Assets)

Communication Services	21.1%
Consumer Discretionary	20.3%
Consumer Staples	15.8%
Energy	13.9%
Industrials	9.0%
Information Technology	6.0%
Financials	3.9%
Materials	3.6%
Utilities	3.3%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US High Yield Portfolio

RLCIX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$1,000,000	$1,000,000
12/16	$1,013,701	$1,002,971	$1,019,670
01/17	$1,021,846	$1,006,509	$1,033,362
02/17	$1,030,080	$1,014,275	$1,049,488
03/17	$1,029,885	$1,013,935	$1,047,286
04/17	$1,042,310	$1,022,348	$1,059,153
05/17	$1,046,276	$1,030,236	$1,068,613
06/17	$1,048,065	$1,029,363	$1,069,742
07/17	$1,056,266	$1,034,490	$1,082,080
08/17	$1,058,071	$1,043,415	$1,081,800
09/17	$1,064,202	$1,039,743	$1,091,519
10/17	$1,065,986	$1,040,991	$1,095,731
11/17	$1,065,603	$1,039,416	$1,092,791
12/17	$1,065,253	$1,043,998	$1,095,976
01/18	$1,064,884	$1,033,952	$1,103,004
02/18	$1,055,832	$1,024,148	$1,092,720
03/18	$1,051,002	$1,029,313	$1,085,975
04/18	$1,047,542	$1,022,445	$1,093,199
05/18	$1,025,661	$1,028,021	$1,093,034
06/18	$1,028,082	$1,026,530	$1,096,808
07/18	$1,034,920	$1,028,678	$1,109,064
08/18	$1,043,995	$1,033,746	$1,117,096
09/18	$1,046,397	$1,029,317	$1,123,586
10/18	$1,031,141	$1,020,706	$1,105,186
11/18	$1,028,805	$1,025,297	$1,095,158
12/18	$1,039,367	$1,041,338	$1,071,153
01/19	$1,056,950	$1,055,696	$1,120,351
02/19	$1,072,332	$1,056,847	$1,139,268
03/19	$1,083,201	$1,075,931	$1,150,431
04/19	$1,094,175	$1,077,437	$1,166,525
05/19	$1,084,720	$1,093,942	$1,151,698
06/19	$1,109,344	$1,109,415	$1,179,938
07/19	$1,115,710	$1,112,717	$1,185,980
08/19	$1,124,502	$1,137,895	$1,190,607
09/19	$1,128,632	$1,132,965	$1,194,382
10/19	$1,132,731	$1,136,625	$1,197,153
11/19	$1,136,790	$1,136,398	$1,200,422
12/19	$1,150,219	$1,138,092	$1,225,516
01/20	$1,149,561	$1,158,518	$1,225,565
02/20	$1,134,859	$1,175,865	$1,206,568
03/20	$1,035,720	$1,152,896	$1,064,688
04/20	$1,075,137	$1,175,990	$1,105,146
05/20	$1,117,023	$1,186,974	$1,155,695
06/20	$1,118,601	$1,196,878	$1,166,960
07/20	$1,162,650	$1,217,902	$1,222,717
08/20	$1,169,077	$1,210,879	$1,234,749
09/20	$1,158,592	$1,208,697	$1,221,877
10/20	$1,162,661	$1,204,377	$1,227,595
11/20	$1,194,230	$1,220,093	$1,276,732
12/20	$1,206,409	$1,224,306	$1,301,083
01/21	$1,205,981	$1,216,611	$1,306,062
02/21	$1,205,518	$1,200,913	$1,310,607
03/21	$1,206,894	$1,186,937	$1,312,839
04/21	$1,214,902	$1,196,918	$1,327,240
05/21	$1,217,442	$1,201,484	$1,331,071
06/21	$1,228,748	$1,210,243	$1,349,257
07/21	$1,233,564	$1,222,395	$1,354,060
08/21	$1,239,144	$1,221,579	$1,361,445
09/21	$1,236,542	$1,211,147	$1,361,901
10/21	$1,230,219	$1,210,157	$1,359,479
11/21	$1,218,850	$1,211,619	$1,345,547
12/21	$1,240,185	$1,210,802	$1,370,861
01/22	$1,204,424	$1,184,256	$1,333,177
02/22	$1,196,276	$1,168,110	$1,321,207
03/22	$1,182,474	$1,136,771	$1,308,982
04/22	$1,140,465	$1,094,373	$1,261,366
05/22	$1,156,530	$1,100,394	$1,264,524
06/22	$1,088,116	$1,078,405	$1,178,453
07/22	$1,155,474	$1,105,519	$1,249,430
08/22	$1,115,262	$1,076,779	$1,219,509
09/22	$1,072,229	$1,030,388	$1,170,462
10/22	$1,103,702	$1,019,082	$1,203,782
11/22	$1,122,754	$1,057,080	$1,226,316
12/22	$1,116,388	$1,053,490	$1,217,080
01/23	$1,149,420	$1,086,169	$1,264,662
02/23	$1,128,530	$1,059,480	$1,248,297
03/23	$1,153,847	$1,084,335	$1,262,348
04/23	$1,160,675	$1,090,959	$1,274,532
05/23	$1,147,507	$1,079,648	$1,262,431
06/23	$1,157,847	$1,077,970	$1,282,980
07/23	$1,168,825	$1,079,042	$1,301,250
08/23	$1,165,777	$1,072,544	$1,304,963
09/23	$1,147,195	$1,046,969	$1,289,786
10/23	$1,142,767	$1,031,225	$1,273,822
11/23	$1,195,759	$1,077,635	$1,331,758
12/23	$1,235,288	$1,118,525	$1,380,871
01/24	$1,234,356	$1,115,848	$1,381,127
02/24	$1,228,159	$1,102,469	$1,385,217
03/24	$1,242,930	$1,113,294	$1,401,718
04/24	$1,229,849	$1,087,278	$1,387,700
05/24	$1,241,070	$1,105,301	$1,403,446
06/24	$1,256,073	$1,115,405	$1,416,994
07/24	$1,274,947	$1,140,722	$1,444,801
08/24	$1,295,322	$1,157,515	$1,467,782
09/24	$1,309,337	$1,173,391	$1,491,768
10/24	$1,297,311	$1,146,740	$1,483,558
11/24	$1,310,509	$1,158,829	$1,500,547
12/24	$1,300,808	$1,141,328	$1,494,115
01/25	$1,321,336	$1,148,205	$1,514,747
02/25	$1,330,385	$1,171,945	$1,524,594
03/25	$1,318,389	$1,171,665	$1,508,229
04/25	$1,322,492	$1,175,804	$1,508,265
05/25	$1,350,181	$1,169,840	$1,533,629
06/25	$1,374,376	$1,188,066	$1,562,090

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	9.42%	4.20%	3.74%
US Universal Index	6.51%	(0.15%)	1.74%
ICE BofA US High Yield Index	10.24%	6.01%	5.33%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$124,043,928
# of Portfolio Holdings	86
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$196,171

Top 10 Holdings (% of Net Assets)

Bausch & Lomb Corp. 8.375% due 10/01/28	1.7%
DISH Network Corp. 11.750% due 11/15/27	1.7%
CoreWeave, Inc. 9.250% due 06/01/30	1.6%
Civitas Resources, Inc. 8.750% due 07/01/31	1.6%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.6%
Terex Corp. 5.000% due 05/15/29	1.6%
Goodyear Tire & Rubber Co. 5.250% due 07/15/31	1.5%
Boyd Gaming Corp. 4.750% due 06/15/31	1.5%
Bombardier, Inc. 8.750% due 11/15/30	1.5%
Transocean, Inc. 8.750% due 02/15/30	1.5%

Sector Allocation (% of Net Assets)

Communication Services	21.1%
Consumer Discretionary	20.3%
Consumer Staples	15.8%
Energy	13.9%
Industrials	9.0%
Information Technology	6.0%
Financials	3.9%
Materials	3.6%
Utilities	3.3%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Short Duration Fixed Income Portfolio

UMNIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$20	0.40%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
06/15	$10,000	$10,000	$10,000
07/15	$9,998	$10,058	$10,005
08/15	$9,997	$10,029	$10,001
09/15	$9,997	$10,068	$10,031
10/15	$9,996	$10,100	$10,021
11/15	$9,997	$10,063	$9,997
12/15	$9,977	$10,013	$9,987
01/16	$9,977	$10,123	$10,048
02/16	$9,978	$10,195	$10,060
03/16	$10,020	$10,320	$10,077
04/16	$10,030	$10,391	$10,081
05/16	$10,031	$10,399	$10,070
06/16	$10,072	$10,582	$10,131
07/16	$10,082	$10,669	$10,125
08/16	$10,073	$10,681	$10,108
09/16	$10,084	$10,683	$10,120
10/16	$10,095	$10,612	$10,113
11/16	$10,065	$10,374	$10,073
12/16	$10,076	$10,404	$10,076
01/17	$10,088	$10,441	$10,089
02/17	$10,100	$10,522	$10,099
03/17	$10,102	$10,518	$10,102
04/17	$10,113	$10,605	$10,116
05/17	$10,125	$10,687	$10,128
06/17	$10,127	$10,678	$10,120
07/17	$10,138	$10,731	$10,141
08/17	$10,161	$10,824	$10,161
09/17	$10,153	$10,786	$10,144
10/17	$10,154	$10,799	$10,138
11/17	$10,136	$10,783	$10,117
12/17	$10,149	$10,830	$10,119
01/18	$10,121	$10,726	$10,089
02/18	$10,115	$10,624	$10,086
03/18	$10,119	$10,678	$10,105
04/18	$10,125	$10,606	$10,090
05/18	$10,141	$10,664	$10,126
06/18	$10,148	$10,649	$10,128
07/18	$10,166	$10,671	$10,127
08/18	$10,194	$10,724	$10,160
09/18	$10,201	$10,678	$10,148
10/18	$10,210	$10,588	$10,163
11/18	$10,229	$10,636	$10,198
12/18	$10,259	$10,802	$10,279
01/19	$10,300	$10,951	$10,306
02/19	$10,309	$10,963	$10,317
03/19	$10,351	$11,161	$10,380
04/19	$10,371	$11,177	$10,401
05/19	$10,412	$11,348	$10,475
06/19	$10,453	$11,509	$10,529
07/19	$10,452	$11,543	$10,517
08/19	$10,493	$11,804	$10,601
09/19	$10,512	$11,753	$10,590
10/19	$10,540	$11,791	$10,625
11/19	$10,544	$11,789	$10,621
12/19	$10,559	$11,806	$10,644
01/20	$10,606	$12,018	$10,701
02/20	$10,663	$12,198	$10,794
03/20	$10,742	$11,960	$10,943
04/20	$10,788	$12,199	$10,947
05/20	$10,813	$12,313	$10,954
06/20	$10,824	$12,416	$10,957
07/20	$10,824	$12,634	$10,968
08/20	$10,822	$12,561	$10,965
09/20	$10,819	$12,539	$10,968
10/20	$10,816	$12,494	$10,964
11/20	$10,823	$12,657	$10,969
12/20	$10,818	$12,701	$10,974
01/21	$10,825	$12,621	$10,976
02/21	$10,820	$12,458	$10,967
03/21	$10,824	$12,313	$10,969
04/21	$10,816	$12,416	$10,974
05/21	$10,818	$12,464	$10,982
06/21	$10,819	$12,555	$10,965
07/21	$10,820	$12,681	$10,983
08/21	$10,809	$12,672	$10,983
09/21	$10,809	$12,564	$10,971
10/21	$10,798	$12,554	$10,938
11/21	$10,798	$12,569	$10,940
12/21	$10,776	$12,560	$10,913
01/22	$10,744	$12,285	$10,842
02/22	$10,715	$12,118	$10,801
03/22	$10,602	$11,792	$10,657
04/22	$10,547	$11,353	$10,607
05/22	$10,604	$11,415	$10,665
06/22	$10,539	$11,187	$10,604
07/22	$10,563	$11,468	$10,639
08/22	$10,511	$11,170	$10,563
09/22	$10,425	$10,689	$10,438
10/22	$10,417	$10,572	$10,428
11/22	$10,468	$10,966	$10,493
12/22	$10,487	$10,929	$10,515
01/23	$10,531	$11,268	$10,587
02/23	$10,507	$10,991	$10,510
03/23	$10,622	$11,249	$10,678
04/23	$10,651	$11,317	$10,706
05/23	$10,636	$11,200	$10,669
06/23	$10,594	$11,182	$10,617
07/23	$10,626	$11,194	$10,655
08/23	$10,661	$11,126	$10,697
09/23	$10,660	$10,861	$10,696
10/23	$10,686	$10,698	$10,732
11/23	$10,815	$11,179	$10,841
12/23	$10,934	$11,603	$10,962
01/24	$10,982	$11,575	$11,005
02/24	$10,936	$11,437	$10,959
03/24	$10,971	$11,549	$10,995
04/24	$10,936	$11,279	$10,959
05/24	$11,007	$11,466	$11,034
06/24	$11,078	$11,571	$11,098
07/24	$11,221	$11,833	$11,225
08/24	$11,329	$12,008	$11,326
09/24	$11,423	$12,172	$11,417
10/24	$11,338	$11,896	$11,350
11/24	$11,384	$12,021	$11,383
12/24	$11,394	$11,840	$11,410
01/25	$11,454	$11,911	$11,459
02/25	$11,525	$12,157	$11,538
03/25	$11,573	$12,154	$11,591
04/25	$11,656	$12,197	$11,683
05/25	$11,643	$12,136	$11,658
06/25	$11,727	$12,325	$11,728

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	5.85%	1.62%	1.61%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofAML 1-3 Year US Treasury Index	5.67%	1.37%	1.61%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$31,486,343
# of Portfolio Holdings	26
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.250% due 01/15/28	26.3%
U.S. Treasury Notes 3.750% due 05/15/28	13.4%
U.S. Treasury Notes 3.875% due 03/15/28	7.6%
U.S. Treasury Notes 4.000% due 12/15/27	3.9%
JPMorgan Chase & Co. 1.045% (SOFR + 0.800%) due 11/19/26	3.3%
Bank of America Corp. 2.551% (SOFR + 1.050%) due 02/04/28	3.2%
Citigroup, Inc. 3.887% (SOFR + 1.825%) due 01/10/28	3.2%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.2%
American Honda Finance Corp. 5.250% due 07/07/26	2.6%
Goldman Sachs Group, Inc. 4.937% (SOFR + 1.319%) due 04/23/28	2.3%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	51.2%
Financials	18.7%
Consumer Discretionary	6.9%
Mortgage-Backed Securities	4.4%
Industrials	3.8%
U.S. Government Securities	3.2%
Real Estate	2.3%
Communication Services	2.3%
Consumer Staples	2.1%
Energy	2.1%
Other (includes short-term investments)	3.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Short Duration Fixed Income Portfolio

UMNOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$33	0.65%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
06/15	$10,000	$10,000	$10,000
07/15	$10,006	$10,058	$10,005
08/15	$10,002	$10,029	$10,001
09/15	$9,999	$10,068	$10,031
10/15	$10,043	$10,100	$10,021
11/15	$10,096	$10,063	$9,997
12/15	$10,073	$10,013	$9,987
01/16	$10,081	$10,123	$10,048
02/16	$10,070	$10,195	$10,060
03/16	$10,109	$10,320	$10,077
04/16	$10,117	$10,391	$10,081
05/16	$10,125	$10,399	$10,070
06/16	$10,164	$10,582	$10,131
07/16	$10,162	$10,669	$10,125
08/16	$10,160	$10,681	$10,108
09/16	$10,169	$10,683	$10,120
10/16	$10,167	$10,612	$10,113
11/16	$10,135	$10,374	$10,073
12/16	$10,143	$10,404	$10,076
01/17	$10,152	$10,441	$10,089
02/17	$10,172	$10,522	$10,099
03/17	$10,172	$10,518	$10,102
04/17	$10,170	$10,605	$10,116
05/17	$10,179	$10,687	$10,128
06/17	$10,179	$10,678	$10,120
07/17	$10,198	$10,731	$10,141
08/17	$10,218	$10,824	$10,161
09/17	$10,197	$10,786	$10,144
10/17	$10,196	$10,799	$10,138
11/17	$10,175	$10,783	$10,117
12/17	$10,176	$10,830	$10,119
01/18	$10,155	$10,726	$10,089
02/18	$10,147	$10,624	$10,086
03/18	$10,148	$10,678	$10,105
04/18	$10,151	$10,606	$10,090
05/18	$10,165	$10,664	$10,126
06/18	$10,169	$10,649	$10,128
07/18	$10,184	$10,671	$10,127
08/18	$10,199	$10,724	$10,160
09/18	$10,204	$10,678	$10,148
10/18	$10,221	$10,588	$10,163
11/18	$10,227	$10,636	$10,198
12/18	$10,265	$10,802	$10,279
01/19	$10,292	$10,951	$10,306
02/19	$10,310	$10,963	$10,317
03/19	$10,349	$11,161	$10,380
04/19	$10,367	$11,177	$10,401
05/19	$10,405	$11,348	$10,475
06/19	$10,433	$11,509	$10,529
07/19	$10,439	$11,543	$10,517
08/19	$10,478	$11,804	$10,601
09/19	$10,494	$11,753	$10,590
10/19	$10,520	$11,791	$10,625
11/19	$10,523	$11,789	$10,621
12/19	$10,535	$11,806	$10,644
01/20	$10,569	$12,018	$10,701
02/20	$10,634	$12,198	$10,794
03/20	$10,711	$11,960	$10,943
04/20	$10,755	$12,199	$10,947
05/20	$10,766	$12,313	$10,954
06/20	$10,776	$12,416	$10,957
07/20	$10,784	$12,634	$10,968
08/20	$10,780	$12,561	$10,965
09/20	$10,775	$12,539	$10,968
10/20	$10,769	$12,494	$10,964
11/20	$10,774	$12,657	$10,969
12/20	$10,767	$12,701	$10,974
01/21	$10,771	$12,621	$10,976
02/21	$10,764	$12,458	$10,967
03/21	$10,755	$12,313	$10,969
04/21	$10,756	$12,416	$10,974
05/21	$10,756	$12,464	$10,982
06/21	$10,745	$12,555	$10,965
07/21	$10,745	$12,681	$10,983
08/21	$10,745	$12,672	$10,983
09/21	$10,735	$12,564	$10,971
10/21	$10,724	$12,554	$10,938
11/21	$10,724	$12,569	$10,940
12/21	$10,713	$12,560	$10,913
01/22	$10,670	$12,285	$10,842
02/22	$10,650	$12,118	$10,801
03/22	$10,536	$11,792	$10,657
04/22	$10,479	$11,353	$10,607
05/22	$10,534	$11,415	$10,665
06/22	$10,468	$11,187	$10,604
07/22	$10,489	$11,468	$10,639
08/22	$10,435	$11,170	$10,563
09/22	$10,348	$10,689	$10,438
10/22	$10,338	$10,572	$10,428
11/22	$10,386	$10,966	$10,493
12/22	$10,403	$10,929	$10,515
01/23	$10,444	$11,268	$10,587
02/23	$10,419	$10,991	$10,510
03/23	$10,530	$11,249	$10,678
04/23	$10,558	$11,317	$10,706
05/23	$10,529	$11,200	$10,669
06/23	$10,497	$11,182	$10,617
07/23	$10,526	$11,194	$10,655
08/23	$10,558	$11,126	$10,697
09/23	$10,555	$10,861	$10,696
10/23	$10,579	$10,698	$10,732
11/23	$10,704	$11,179	$10,841
12/23	$10,818	$11,603	$10,962
01/24	$10,863	$11,575	$11,005
02/24	$10,815	$11,437	$10,959
03/24	$10,847	$11,549	$10,995
04/24	$10,811	$11,279	$10,959
05/24	$10,890	$11,466	$11,034
06/24	$10,947	$11,571	$11,098
07/24	$11,097	$11,833	$11,225
08/24	$11,190	$12,008	$11,326
09/24	$11,280	$12,172	$11,417
10/24	$11,194	$11,896	$11,350
11/24	$11,237	$12,021	$11,383
12/24	$11,245	$11,840	$11,410
01/25	$11,302	$11,911	$11,459
02/25	$11,381	$12,157	$11,538
03/25	$11,415	$12,154	$11,591
04/25	$11,494	$12,197	$11,683
05/25	$11,491	$12,136	$11,658
06/25	$11,560	$12,325	$11,728

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	5.60%	1.41%	1.46%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofAML 1-3 Year US Treasury Index	5.67%	1.37%	1.61%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$31,486,343
# of Portfolio Holdings	26
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.250% due 01/15/28	26.3%
U.S. Treasury Notes 3.750% due 05/15/28	13.4%
U.S. Treasury Notes 3.875% due 03/15/28	7.6%
U.S. Treasury Notes 4.000% due 12/15/27	3.9%
JPMorgan Chase & Co. 1.045% (SOFR + 0.800%) due 11/19/26	3.3%
Bank of America Corp. 2.551% (SOFR + 1.050%) due 02/04/28	3.2%
Citigroup, Inc. 3.887% (SOFR + 1.825%) due 01/10/28	3.2%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.2%
American Honda Finance Corp. 5.250% due 07/07/26	2.6%
Goldman Sachs Group, Inc. 4.937% (SOFR + 1.319%) due 04/23/28	2.3%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	51.2%
Financials	18.7%
Consumer Discretionary	6.9%
Mortgage-Backed Securities	4.4%
Industrials	3.8%
U.S. Government Securities	3.2%
Real Estate	2.3%
Communication Services	2.3%
Consumer Staples	2.1%
Energy	2.1%
Other (includes short-term investments)	3.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Small Cap Equity Select Portfolio

LZSCX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.95%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	Russell 3000 Index	Russell 2000 Index
06/15	$10,000	$10,000	$10,000
07/15	$9,846	$10,167	$9,884
08/15	$9,266	$9,553	$9,263
09/15	$8,925	$9,275	$8,808
10/15	$9,321	$10,008	$9,304
11/15	$9,635	$10,063	$9,607
12/15	$9,210	$9,857	$9,125
01/16	$8,479	$9,300	$8,322
02/16	$8,594	$9,297	$8,322
03/16	$9,217	$9,952	$8,986
04/16	$9,231	$10,014	$9,127
05/16	$9,346	$10,193	$9,333
06/16	$9,210	$10,214	$9,327
07/16	$9,675	$10,619	$9,884
08/16	$9,788	$10,646	$10,059
09/16	$9,744	$10,663	$10,171
10/16	$9,554	$10,432	$9,687
11/16	$10,379	$10,899	$10,767
12/16	$10,702	$11,112	$11,069
01/17	$10,672	$11,321	$11,113
02/17	$10,901	$11,742	$11,327
03/17	$10,842	$11,750	$11,342
04/17	$10,820	$11,875	$11,466
05/17	$10,960	$11,996	$11,233
06/17	$11,174	$12,104	$11,621
07/17	$11,197	$12,333	$11,708
08/17	$11,102	$12,356	$11,559
09/17	$11,653	$12,658	$12,280
10/17	$11,827	$12,934	$12,385
11/17	$12,159	$13,327	$12,742
12/17	$12,222	$13,460	$12,690
01/18	$12,497	$14,169	$13,022
02/18	$11,971	$13,647	$12,518
03/18	$12,071	$13,373	$12,680
04/18	$12,280	$13,424	$12,789
05/18	$12,630	$13,803	$13,566
06/18	$12,730	$13,893	$13,663
07/18	$13,047	$14,354	$13,901
08/18	$13,376	$14,858	$14,500
09/18	$13,147	$14,883	$14,151
10/18	$11,620	$13,787	$12,614
11/18	$11,968	$14,063	$12,815
12/18	$10,600	$12,754	$11,293
01/19	$11,687	$13,849	$12,563
02/19	$12,196	$14,336	$13,216
03/19	$12,127	$14,545	$12,940
04/19	$12,734	$15,126	$13,379
05/19	$11,970	$14,147	$12,339
06/19	$12,881	$15,141	$13,211
07/19	$12,998	$15,366	$13,287
08/19	$12,636	$15,053	$12,631
09/19	$13,106	$15,317	$12,894
10/19	$13,380	$15,647	$13,233
11/19	$13,517	$16,242	$13,778
12/19	$13,780	$16,711	$14,175
01/20	$13,507	$16,692	$13,721
02/20	$12,426	$15,326	$12,566
03/20	$9,486	$13,218	$9,835
04/20	$10,800	$14,969	$11,186
05/20	$11,487	$15,769	$11,914
06/20	$11,456	$16,130	$12,335
07/20	$11,982	$17,046	$12,677
08/20	$12,318	$18,280	$13,391
09/20	$11,860	$17,615	$12,944
10/20	$12,114	$17,235	$13,215
11/20	$13,823	$19,331	$15,651
12/20	$14,667	$20,201	$17,004
01/21	$14,850	$20,111	$17,860
02/21	$15,939	$20,740	$18,973
03/21	$16,457	$21,483	$19,164
04/21	$17,261	$22,591	$19,566
05/21	$17,291	$22,694	$19,606
06/21	$17,159	$23,253	$19,986
07/21	$16,864	$23,647	$19,265
08/21	$17,123	$24,321	$19,696
09/21	$16,644	$23,230	$19,115
10/21	$17,398	$24,801	$19,928
11/21	$16,633	$24,423	$19,098
12/21	$17,587	$25,385	$19,524
01/22	$16,659	$23,891	$17,645
02/22	$16,788	$23,290	$17,833
03/22	$16,730	$24,045	$18,055
04/22	$15,755	$21,887	$16,265
05/22	$15,719	$21,858	$16,290
06/22	$14,192	$20,029	$14,950
07/22	$15,625	$21,908	$16,511
08/22	$14,982	$21,091	$16,173
09/22	$13,688	$19,135	$14,623
10/22	$15,080	$20,704	$16,233
11/22	$15,800	$21,785	$16,612
12/22	$14,910	$20,509	$15,534
01/23	$16,094	$21,922	$17,048
02/23	$15,715	$21,409	$16,760
03/23	$15,178	$21,982	$15,959
04/23	$14,848	$22,216	$15,673
05/23	$14,372	$22,303	$15,528
06/23	$15,435	$23,825	$16,790
07/23	$16,192	$24,680	$17,817
08/23	$15,564	$24,203	$16,926
09/23	$14,880	$23,050	$15,929
10/23	$14,097	$22,439	$14,843
11/23	$15,104	$24,532	$16,186
12/23	$16,410	$25,833	$18,164
01/24	$16,067	$26,119	$17,457
02/24	$16,886	$27,533	$18,445
03/24	$17,547	$28,421	$19,105
04/24	$16,503	$27,171	$17,760
05/24	$17,256	$28,454	$18,651
06/24	$16,926	$29,335	$18,479
07/24	$17,864	$29,880	$20,356
08/24	$18,171	$30,531	$20,052
09/24	$18,419	$31,162	$20,192
10/24	$18,006	$30,934	$19,900
11/24	$19,560	$32,991	$22,083
12/24	$18,250	$31,983	$20,260
01/25	$19,242	$32,993	$20,791
02/25	$17,945	$32,360	$19,679
03/25	$16,480	$30,473	$18,339
04/25	$15,961	$30,268	$17,916
05/25	$16,266	$32,187	$18,872
06/25	$16,999	$33,822	$19,898

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	0.43%	8.21%	5.45%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Index	7.68%	10.04%	7.12%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$33,370,192
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,845

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
CubeSmart	2.4%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.3%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.2%
DigitalOcean Holdings, Inc.	2.1%
Middleby Corp.	2.0%

Sector Allocation (% of Net Assets)

Industrials	20.5%
Financials	17.7%
Health Care	16.3%
Consumer Discretionary	11.5%
Information Technology	11.3%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.9%
Materials	3.5%
Other (includes short-term investments)	0.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Small Cap Equity Select Portfolio

LZCOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.20%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	Russell 3000 Index	Russell 2000 Index
06/15	$10,000	$10,000	$10,000
07/15	$9,845	$10,167	$9,884
08/15	$9,263	$9,553	$9,263
09/15	$8,918	$9,275	$8,808
10/15	$9,314	$10,008	$9,304
11/15	$9,623	$10,063	$9,607
12/15	$9,196	$9,857	$9,125
01/16	$8,470	$9,300	$8,322
02/16	$8,576	$9,297	$8,322
03/16	$9,196	$9,952	$8,986
04/16	$9,204	$10,014	$9,127
05/16	$9,317	$10,193	$9,333
06/16	$9,181	$10,214	$9,327
07/16	$9,642	$10,619	$9,884
08/16	$9,754	$10,646	$10,059
09/16	$9,715	$10,663	$10,171
10/16	$9,522	$10,432	$9,687
11/16	$10,333	$10,899	$10,767
12/16	$10,661	$11,112	$11,069
01/17	$10,629	$11,321	$11,113
02/17	$10,848	$11,742	$11,327
03/17	$10,793	$11,750	$11,342
04/17	$10,762	$11,875	$11,466
05/17	$10,902	$11,996	$11,233
06/17	$11,113	$12,104	$11,621
07/17	$11,128	$12,333	$11,708
08/17	$11,037	$12,356	$11,559
09/17	$11,579	$12,658	$12,280
10/17	$11,746	$12,934	$12,385
11/17	$12,081	$13,327	$12,742
12/17	$12,134	$13,460	$12,690
01/18	$12,400	$14,169	$13,022
02/18	$11,878	$13,647	$12,518
03/18	$11,975	$13,373	$12,680
04/18	$12,187	$13,424	$12,789
05/18	$12,523	$13,803	$13,566
06/18	$12,621	$13,893	$13,663
07/18	$12,930	$14,354	$13,901
08/18	$13,252	$14,858	$14,500
09/18	$13,018	$14,883	$14,151
10/18	$11,506	$13,787	$12,614
11/18	$11,848	$14,063	$12,815
12/18	$10,497	$12,754	$11,293
01/19	$11,564	$13,849	$12,563
02/19	$12,067	$14,336	$13,216
03/19	$11,993	$14,545	$12,940
04/19	$12,590	$15,126	$13,379
05/19	$11,836	$14,147	$12,339
06/19	$12,737	$15,141	$13,211
07/19	$12,841	$15,366	$13,287
08/19	$12,485	$15,053	$12,631
09/19	$12,946	$15,317	$12,894
10/19	$13,218	$15,647	$13,233
11/19	$13,344	$16,242	$13,778
12/19	$13,594	$16,711	$14,175
01/20	$13,324	$16,692	$13,721
02/20	$12,254	$15,326	$12,566
03/20	$9,358	$13,218	$9,835
04/20	$10,644	$14,969	$11,186
05/20	$11,314	$15,769	$11,914
06/20	$11,282	$16,130	$12,335
07/20	$11,801	$17,046	$12,677
08/20	$12,127	$18,280	$13,391
09/20	$11,670	$17,615	$12,944
10/20	$11,920	$17,235	$13,215
11/20	$13,597	$19,331	$15,651
12/20	$14,424	$20,201	$17,004
01/21	$14,598	$20,111	$17,860
02/21	$15,665	$20,740	$18,973
03/21	$16,177	$21,483	$19,164
04/21	$16,961	$22,591	$19,566
05/21	$16,983	$22,694	$19,606
06/21	$16,852	$23,253	$19,986
07/21	$16,547	$23,647	$19,265
08/21	$16,808	$24,321	$19,696
09/21	$16,329	$23,230	$19,115
10/21	$17,070	$24,801	$19,928
11/21	$16,308	$24,423	$19,098
12/21	$17,249	$25,385	$19,524
01/22	$16,334	$23,891	$17,645
02/22	$16,448	$23,290	$17,833
03/22	$16,397	$24,045	$18,055
04/22	$15,430	$21,887	$16,265
05/22	$15,392	$21,858	$16,290
06/22	$13,891	$20,029	$14,950
07/22	$15,303	$21,908	$16,511
08/22	$14,671	$21,091	$16,173
09/22	$13,396	$19,135	$14,623
10/22	$14,750	$20,704	$16,233
11/22	$15,454	$21,785	$16,612
12/22	$14,578	$20,509	$15,534
01/23	$15,733	$21,922	$17,048
02/23	$15,361	$21,409	$16,760
03/23	$14,830	$21,982	$15,959
04/23	$14,512	$22,216	$15,673
05/23	$14,047	$22,303	$15,528
06/23	$15,069	$23,825	$16,790
07/23	$15,813	$24,680	$17,817
08/23	$15,196	$24,203	$16,926
09/23	$14,519	$23,050	$15,929
10/23	$13,761	$22,439	$14,843
11/23	$14,736	$24,532	$16,186
12/23	$16,010	$25,833	$18,164
01/24	$15,662	$26,119	$17,457
02/24	$16,474	$27,533	$18,445
03/24	$17,113	$28,421	$19,105
04/24	$16,097	$27,171	$17,760
05/24	$16,808	$28,454	$18,651
06/24	$16,489	$29,335	$18,479
07/24	$17,403	$29,880	$20,356
08/24	$17,711	$30,531	$20,052
09/24	$17,939	$31,162	$20,192
10/24	$17,529	$30,934	$19,900
11/24	$19,047	$32,991	$22,083
12/24	$17,750	$31,983	$20,260
01/25	$18,724	$32,993	$20,791
02/25	$17,443	$32,360	$19,679
03/25	$16,025	$30,473	$18,339
04/25	$15,529	$30,268	$17,916
05/25	$15,803	$32,187	$18,872
06/25	$16,520	$33,822	$19,898

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	0.19%	7.93%	5.15%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Index	7.68%	10.04%	7.12%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$33,370,192
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,845

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
CubeSmart	2.4%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.3%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.2%
DigitalOcean Holdings, Inc.	2.1%
Middleby Corp.	2.0%

Sector Allocation (% of Net Assets)

Industrials	20.5%
Financials	17.7%
Health Care	16.3%
Consumer Discretionary	11.5%
Information Technology	11.3%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.9%
Materials	3.5%
Other (includes short-term investments)	0.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Small Cap Equity Select Portfolio

RLSMX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$43	0.90%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	Russell 3000 Index	Russell 2000 Index
01/20	$1,000,000	$1,000,000	$1,000,000
01/20	$981,645	$1,000,000	$1,000,000
02/20	$903,084	$918,130	$915,820
03/20	$689,427	$791,869	$716,840
04/20	$784,875	$896,744	$815,298
05/20	$834,068	$944,702	$868,349
06/20	$831,865	$966,299	$899,043
07/20	$870,044	$1,021,166	$923,928
08/20	$894,438	$1,095,143	$975,985
09/20	$861,913	$1,055,268	$943,384
10/20	$880,393	$1,032,495	$963,139
11/20	$1,004,579	$1,158,101	$1,140,669
12/20	$1,065,934	$1,210,202	$1,239,337
01/21	$1,079,240	$1,204,819	$1,301,703
02/21	$1,158,335	$1,242,482	$1,382,825
03/21	$1,196,034	$1,287,016	$1,396,714
04/21	$1,254,431	$1,353,360	$1,426,044
05/21	$1,256,649	$1,359,538	$1,428,984
06/21	$1,247,039	$1,393,063	$1,456,670
07/21	$1,224,863	$1,416,621	$1,404,071
08/21	$1,244,871	$1,457,020	$1,435,478
09/21	$1,209,324	$1,391,646	$1,393,153
10/21	$1,264,125	$1,485,756	$1,452,417
11/21	$1,208,584	$1,463,140	$1,391,895
12/21	$1,278,638	$1,520,757	$1,422,988
01/22	$1,210,353	$1,431,281	$1,285,992
02/22	$1,220,596	$1,395,229	$1,299,719
03/22	$1,216,328	$1,440,485	$1,315,896
04/22	$1,146,336	$1,311,212	$1,185,478
05/22	$1,143,775	$1,309,454	$1,187,270
06/22	$1,034,519	$1,199,907	$1,089,625
07/22	$1,137,800	$1,312,480	$1,203,385
08/22	$1,092,011	$1,263,499	$1,178,761
09/22	$999,753	$1,146,336	$1,065,793
10/22	$1,098,220	$1,240,342	$1,183,126
11/22	$1,150,559	$1,305,083	$1,210,761
12/22	$1,086,718	$1,228,666	$1,132,179
01/23	$1,170,994	$1,313,288	$1,242,529
02/23	$1,143,493	$1,282,593	$1,221,541
03/23	$1,104,460	$1,316,888	$1,163,176
04/23	$1,080,508	$1,330,919	$1,142,264
05/23	$1,045,910	$1,336,097	$1,131,713
06/23	$1,123,977	$1,427,333	$1,223,723
07/23	$1,178,978	$1,478,498	$1,298,558
08/23	$1,133,346	$1,449,958	$1,233,593
09/23	$1,083,677	$1,380,890	$1,160,969
10/23	$1,026,784	$1,344,285	$1,081,792
11/23	$1,099,933	$1,469,637	$1,179,705
12/23	$1,194,855	$1,547,589	$1,323,845
01/24	$1,169,902	$1,564,741	$1,272,356
02/24	$1,230,365	$1,649,441	$1,344,297
03/24	$1,278,351	$1,702,647	$1,392,422
04/24	$1,202,533	$1,627,728	$1,294,419
05/24	$1,257,237	$1,704,633	$1,359,357
06/24	$1,233,244	$1,757,404	$1,346,782
07/24	$1,301,384	$1,790,073	$1,483,614
08/24	$1,324,670	$1,829,040	$1,461,452
09/24	$1,342,652	$1,866,876	$1,471,666
10/24	$1,312,682	$1,853,166	$1,450,410
11/24	$1,425,569	$1,976,446	$1,609,511
12/24	$1,330,411	$1,916,036	$1,476,589
01/25	$1,403,523	$1,976,522	$1,515,304
02/25	$1,307,148	$1,938,644	$1,434,251
03/25	$1,200,804	$1,825,562	$1,336,623
04/25	$1,164,248	$1,813,314	$1,305,744
05/25	$1,185,295	$1,928,253	$1,375,472
06/25	$1,238,467	$2,026,213	$1,450,231

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 1/8/20
R6 Shares	0.42%	8.28%	3.98%
Russell 3000 Index	15.30%	15.96%	13.59%
Russell 2000 Index	7.68%	10.04%	6.44%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$33,370,192
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,845

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
CubeSmart	2.4%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.3%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.2%
DigitalOcean Holdings, Inc.	2.1%
Middleby Corp.	2.0%

Sector Allocation (% of Net Assets)

Industrials	20.5%
Financials	17.7%
Health Care	16.3%
Consumer Discretionary	11.5%
Information Technology	11.3%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.9%
Materials	3.5%
Other (includes short-term investments)	0.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Sustainable Equity Portfolio

SUSTX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$38	0.75%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,480	$10,000
08/20	$11,130	$10,719
09/20	$10,960	$10,312
10/20	$10,840	$10,037
11/20	$11,900	$11,136
12/20	$12,269	$11,564
01/21	$12,118	$11,447
02/21	$12,500	$11,763
03/21	$13,043	$12,278
04/21	$13,777	$12,934
05/21	$13,817	$13,024
06/21	$14,069	$13,328
07/21	$14,511	$13,645
08/21	$14,933	$14,059
09/21	$14,277	$13,405
10/21	$15,326	$14,345
11/21	$15,084	$14,245
12/21	$15,828	$14,884
01/22	$14,647	$14,114
02/22	$14,092	$13,691
03/22	$14,452	$14,199
04/22	$13,455	$12,961
05/22	$13,178	$12,985
06/22	$12,428	$11,913
07/22	$13,538	$13,011
08/22	$12,842	$12,481
09/22	$11,820	$11,331
10/22	$12,728	$12,249
11/22	$13,544	$12,933
12/22	$12,968	$12,188
01/23	$13,545	$12,954
02/23	$13,188	$12,638
03/23	$13,419	$13,102
04/23	$13,408	$13,306
05/23	$13,167	$13,364
06/23	$14,017	$14,247
07/23	$14,405	$14,705
08/23	$14,080	$14,471
09/23	$13,330	$13,781
10/23	$12,961	$13,491
11/23	$14,270	$14,723
12/23	$15,027	$15,392
01/24	$14,984	$15,651
02/24	$15,699	$16,486
03/24	$15,785	$17,017
04/24	$15,048	$16,322
05/24	$15,401	$17,131
06/24	$15,742	$17,746
07/24	$16,169	$17,962
08/24	$16,495	$18,398
09/24	$16,682	$18,791
10/24	$16,088	$18,620
11/24	$17,012	$19,713
12/24	$16,264	$19,243
01/25	$16,882	$19,779
02/25	$16,601	$19,521
03/25	$15,747	$18,421
04/25	$15,646	$18,296
05/25	$16,376	$19,448
06/25	$16,871	$20,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 6/30/20
Institutional Shares	7.17%	11.03%	11.03%
S&P 500 Index	15.16%	16.64%	16.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$9,239,827
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.0%
Apple, Inc.	6.2%
Visa, Inc., A Shares	5.1%
Analog Devices, Inc.	3.8%
Intercontinental Exchange, Inc.	3.8%
Charles Schwab Corp.	3.6%
Broadcom, Inc.	3.5%
Boston Scientific Corp.	3.4%
Home Depot, Inc.	3.1%
Procter & Gamble Co.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	34.6%
Financials	19.9%
Industrials	14.9%
Health Care	14.5%
Consumer Discretionary	4.1%
Materials	3.8%
Consumer Staples	2.7%
Real Estate	1.4%
Other (includes short-term investments)	4.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Sustainable Equity Portfolio

SUSLX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$51	1.00%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,470	$10,000
08/20	$11,120	$10,719
09/20	$10,950	$10,312
10/20	$10,830	$10,037
11/20	$11,890	$11,136
12/20	$12,248	$11,564
01/21	$12,098	$11,447
02/21	$12,479	$11,763
03/21	$13,021	$12,278
04/21	$13,753	$12,934
05/21	$13,773	$13,024
06/21	$14,034	$13,328
07/21	$14,465	$13,645
08/21	$14,885	$14,059
09/21	$14,231	$13,405
10/21	$15,268	$14,345
11/21	$15,026	$14,245
12/21	$15,770	$14,884
01/22	$14,584	$14,114
02/22	$14,032	$13,691
03/22	$14,380	$14,199
04/22	$13,399	$12,961
05/22	$13,113	$12,985
06/22	$12,356	$11,913
07/22	$13,460	$13,011
08/22	$12,768	$12,481
09/22	$11,751	$11,331
10/22	$12,644	$12,249
11/22	$13,466	$12,933
12/22	$12,881	$12,188
01/23	$13,454	$12,954
02/23	$13,100	$12,638
03/23	$13,318	$13,102
04/23	$13,308	$13,306
05/23	$13,068	$13,364
06/23	$13,901	$14,247
07/23	$14,297	$14,705
08/23	$13,964	$14,471
09/23	$13,220	$13,781
10/23	$12,853	$13,491
11/23	$14,142	$14,723
12/23	$14,888	$15,392
01/24	$14,846	$15,651
02/24	$15,554	$16,486
03/24	$15,628	$17,017
04/24	$14,899	$16,322
05/24	$15,247	$17,131
06/24	$15,585	$17,746
07/24	$15,998	$17,962
08/24	$16,321	$18,398
09/24	$16,506	$18,791
10/24	$15,907	$18,620
11/24	$16,811	$19,713
12/24	$16,074	$19,243
01/25	$16,684	$19,779
02/25	$16,395	$19,521
03/25	$15,552	$18,421
04/25	$15,452	$18,296
05/25	$16,162	$19,448
06/25	$16,651	$20,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 6/30/20
Open Shares	6.84%	10.74%	10.73%
S&P 500 Index	15.16%	16.64%	16.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$9,239,827
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.0%
Apple, Inc.	6.2%
Visa, Inc., A Shares	5.1%
Analog Devices, Inc.	3.8%
Intercontinental Exchange, Inc.	3.8%
Charles Schwab Corp.	3.6%
Broadcom, Inc.	3.5%
Boston Scientific Corp.	3.4%
Home Depot, Inc.	3.1%
Procter & Gamble Co.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	34.6%
Financials	19.9%
Industrials	14.9%
Health Care	14.5%
Consumer Discretionary	4.1%
Materials	3.8%
Consumer Staples	2.7%
Real Estate	1.4%
Other (includes short-term investments)	4.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Systematic Small Cap Equity Portfolio

LUSIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$44	0.90%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$10,000	$10,000
12/21	$10,283	$10,394	$10,223
01/22	$9,371	$9,782	$9,239
02/22	$9,421	$9,536	$9,338
03/22	$9,471	$9,845	$9,454
04/22	$8,719	$8,962	$8,517
05/22	$8,860	$8,950	$8,530
06/22	$8,158	$8,201	$7,828
07/22	$9,090	$8,970	$8,646
08/22	$8,763	$8,636	$8,469
09/22	$7,951	$7,835	$7,657
10/22	$8,753	$8,477	$8,500
11/22	$9,114	$8,920	$8,699
12/22	$8,603	$8,397	$8,134
01/23	$9,371	$8,976	$8,927
02/23	$9,240	$8,766	$8,776
03/23	$9,017	$9,000	$8,357
04/23	$8,765	$9,096	$8,207
05/23	$8,846	$9,132	$8,131
06/23	$9,613	$9,755	$8,792
07/23	$10,078	$10,105	$9,329
08/23	$9,704	$9,910	$8,863
09/23	$9,219	$9,438	$8,341
10/23	$8,624	$9,188	$7,772
11/23	$9,351	$10,044	$8,476
12/23	$10,307	$10,577	$9,511
01/24	$10,104	$10,694	$9,141
02/24	$10,631	$11,273	$9,658
03/24	$10,935	$11,637	$10,004
04/24	$10,266	$11,125	$9,300
05/24	$10,732	$11,651	$9,766
06/24	$10,611	$12,011	$9,676
07/24	$11,411	$12,234	$10,659
08/24	$11,381	$12,501	$10,500
09/24	$11,492	$12,759	$10,573
10/24	$11,259	$12,666	$10,420
11/24	$12,293	$13,508	$11,563
12/24	$11,639	$13,095	$10,608
01/25	$11,994	$13,509	$10,887
02/25	$11,357	$13,250	$10,304
03/25	$10,678	$12,477	$9,603
04/25	$10,428	$12,393	$9,381
05/25	$10,939	$13,179	$9,882
06/25	$11,367	$13,848	$10,419

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 10/29/21
Institutional Shares	7.13%	3.56%
Russell 3000 Index	15.30%	8.83%
Russell 2000 Index	7.68%	(0.04%)

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$48,565,230
# of Portfolio Holdings	410
Portfolio Turnover Rate	77%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$119,455

Top 10 Holdings (% of Net Assets)

Adtalem Global Education, Inc.	0.8%
Mueller Industries, Inc.	0.7%
Rambus, Inc.	0.7%
Brady Corp., Class A	0.7%
OPENLANE, Inc.	0.6%
Taylor Morrison Home Corp.	0.6%
Copa Holdings SA, Class A	0.6%
Onto Innovation, Inc.	0.6%
Preformed Line Products Co.	0.6%
McGrath RentCorp	0.6%

Sector Allocation (% of Net Assets)

Information Technology	23.5%
Industrials	21.8%
Consumer Discretionary	14.5%
Health Care	12.1%
Financials	10.1%
Real Estate	4.9%
Materials	4.2%
Communication Services	3.4%
Energy	1.8%
Consumer Staples	1.7%
Other (includes short-term investments)	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Developing Markets Equity Portfolio

LDMIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$58	1.10%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,266	$9,307
08/15	$8,494	$8,465
09/15	$8,296	$8,210
10/15	$9,078	$8,796
11/15	$8,805	$8,453
12/15	$8,560	$8,265
01/16	$8,002	$7,728
02/16	$7,945	$7,716
03/16	$9,034	$8,737
04/16	$9,365	$8,784
05/16	$9,043	$8,457
06/16	$9,413	$8,795
07/16	$9,744	$9,237
08/16	$10,001	$9,467
09/16	$10,333	$9,588
10/16	$10,257	$9,611
11/16	$9,906	$9,169
12/16	$9,828	$9,189
01/17	$10,459	$9,692
02/17	$10,631	$9,989
03/17	$11,147	$10,241
04/17	$11,501	$10,465
05/17	$11,692	$10,774
06/17	$11,731	$10,883
07/17	$12,428	$11,531
08/17	$12,887	$11,789
09/17	$13,021	$11,742
10/17	$13,356	$12,153
11/17	$13,432	$12,178
12/17	$13,872	$12,615
01/18	$14,677	$13,666
02/18	$14,131	$13,036
03/18	$13,958	$12,794
04/18	$13,652	$12,737
05/18	$13,288	$12,286
06/18	$12,617	$11,775
07/18	$12,933	$12,034
08/18	$12,214	$11,709
09/18	$12,079	$11,646
10/18	$11,095	$10,632
11/18	$11,529	$11,070
12/18	$11,017	$10,777
01/19	$12,175	$11,721
02/19	$12,397	$11,747
03/19	$12,667	$11,846
04/19	$12,937	$12,095
05/19	$11,953	$11,217
06/19	$12,870	$11,918
07/19	$12,609	$11,772
08/19	$12,100	$11,198
09/19	$12,468	$11,412
10/19	$13,097	$11,893
11/19	$13,165	$11,876
12/19	$14,121	$12,763
01/20	$13,384	$12,168
02/20	$12,685	$11,526
03/20	$10,074	$9,751
04/20	$11,248	$10,644
05/20	$11,530	$10,725
06/20	$12,539	$11,514
07/20	$13,568	$12,543
08/20	$13,999	$12,820
09/20	$13,833	$12,614
10/20	$14,164	$12,874
11/20	$15,615	$14,065
12/20	$16,851	$15,099
01/21	$17,202	$15,562
02/21	$17,717	$15,681
03/21	$17,260	$15,444
04/21	$17,357	$15,828
05/21	$17,494	$16,195
06/21	$17,299	$16,223
07/21	$16,063	$15,132
08/21	$16,208	$15,528
09/21	$15,291	$14,911
10/21	$15,584	$15,058
11/21	$14,842	$14,444
12/21	$15,142	$14,715
01/22	$14,965	$14,436
02/22	$14,159	$14,005
03/22	$13,795	$13,689
04/22	$12,890	$12,927
05/22	$13,254	$12,984
06/22	$12,300	$12,121
07/22	$12,241	$12,092
08/22	$12,055	$12,142
09/22	$10,599	$10,719
10/22	$10,186	$10,386
11/22	$11,917	$11,926
12/22	$11,718	$11,759
01/23	$12,898	$12,687
02/23	$12,045	$11,864
03/23	$12,521	$12,224
04/23	$12,214	$12,085
05/23	$11,897	$11,882
06/23	$12,501	$12,333
07/23	$13,295	$13,101
08/23	$12,353	$12,294
09/23	$11,966	$11,973
10/23	$11,371	$11,507
11/23	$12,273	$12,428
12/23	$12,848	$12,914
01/24	$12,169	$12,315
02/24	$12,818	$12,900
03/24	$13,396	$13,220
04/24	$13,041	$13,279
05/24	$13,172	$13,354
06/24	$13,558	$13,881
07/24	$13,487	$13,922
08/24	$13,852	$14,147
09/24	$14,612	$15,092
10/24	$14,146	$14,421
11/24	$13,842	$13,902
12/24	$13,711	$13,883
01/25	$13,936	$14,131
02/25	$14,080	$14,200
03/25	$13,803	$14,290
04/25	$13,957	$14,478
05/25	$14,601	$15,095
06/25	$15,409	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	13.65%	4.21%	4.42%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$93,615,240
# of Portfolio Holdings	65
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$372,655

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.7%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.7%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd. ADR	3.1%
TOTVS SA	2.7%
MercadoLibre, Inc.	2.5%
BDO Unibank, Inc.	2.4%
ICICI Bank Ltd. ADR	2.2%

Sector Allocation (% of Net Assets)

Information Technology	35.9%
Financials	20.7%
Consumer Discretionary	12.7%
Industrials	10.3%
Communication Services	8.0%
Consumer Staples	4.0%
Energy	3.5%
Health Care	1.8%
Materials	1.4%
Other (includes short-term investments)	1.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Developing Markets Equity Portfolio

LDMOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$71	1.35%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,264	$9,307
08/15	$8,491	$8,465
09/15	$8,283	$8,210
10/15	$9,067	$8,796
11/15	$8,793	$8,453
12/15	$8,550	$8,265
01/16	$7,983	$7,728
02/16	$7,927	$7,716
03/16	$9,013	$8,737
04/16	$9,344	$8,784
05/16	$9,022	$8,457
06/16	$9,382	$8,795
07/16	$9,712	$9,237
08/16	$9,969	$9,467
09/16	$10,290	$9,588
10/16	$10,214	$9,611
11/16	$9,865	$9,169
12/16	$9,773	$9,189
01/17	$10,401	$9,692
02/17	$10,562	$9,989
03/17	$11,076	$10,241
04/17	$11,418	$10,465
05/17	$11,608	$10,774
06/17	$11,637	$10,883
07/17	$12,331	$11,531
08/17	$12,787	$11,789
09/17	$12,911	$11,742
10/17	$13,234	$12,153
11/17	$13,310	$12,178
12/17	$13,738	$12,615
01/18	$14,536	$13,666
02/18	$13,994	$13,036
03/18	$13,814	$12,794
04/18	$13,500	$12,737
05/18	$13,139	$12,286
06/18	$12,473	$11,775
07/18	$12,787	$12,034
08/18	$12,064	$11,709
09/18	$11,929	$11,646
10/18	$10,953	$10,632
11/18	$11,384	$11,070
12/18	$10,876	$10,777
01/19	$12,006	$11,721
02/19	$12,236	$11,747
03/19	$12,494	$11,846
04/19	$12,762	$12,095
05/19	$11,786	$11,217
06/19	$12,676	$11,918
07/19	$12,418	$11,772
08/19	$11,916	$11,198
09/19	$12,280	$11,412
10/19	$12,893	$11,893
11/19	$12,960	$11,876
12/19	$13,899	$12,763
01/20	$13,171	$12,168
02/20	$12,472	$11,526
03/20	$9,905	$9,751
04/20	$11,054	$10,644
05/20	$11,332	$10,725
06/20	$12,319	$11,514
07/20	$13,324	$12,543
08/20	$13,750	$12,820
09/20	$13,586	$12,614
10/20	$13,903	$12,874
11/20	$15,325	$14,065
12/20	$16,536	$15,099
01/21	$16,872	$15,562
02/21	$17,382	$15,681
03/21	$16,930	$15,444
04/21	$17,026	$15,828
05/21	$17,151	$16,195
06/21	$16,959	$16,223
07/21	$15,739	$15,132
08/21	$15,873	$15,528
09/21	$14,977	$14,911
10/21	$15,266	$15,058
11/21	$14,534	$14,444
12/21	$14,822	$14,715
01/22	$14,648	$14,436
02/22	$13,854	$14,005
03/22	$13,496	$13,689
04/22	$12,605	$12,927
05/22	$12,953	$12,984
06/22	$12,024	$12,121
07/22	$11,966	$12,092
08/22	$11,782	$12,142
09/22	$10,349	$10,719
10/22	$9,952	$10,386
11/22	$11,637	$11,926
12/22	$11,441	$11,759
01/23	$12,590	$12,687
02/23	$11,753	$11,864
03/23	$12,211	$12,224
04/23	$11,919	$12,085
05/23	$11,607	$11,882
06/23	$12,191	$12,333
07/23	$12,970	$13,101
08/23	$12,045	$12,294
09/23	$11,665	$11,973
10/23	$11,081	$11,507
11/23	$11,957	$12,428
12/23	$12,510	$12,914
01/24	$11,844	$12,315
02/24	$12,480	$12,900
03/24	$13,037	$13,220
04/24	$12,689	$13,279
05/24	$12,818	$13,354
06/24	$13,186	$13,881
07/24	$13,116	$13,922
08/24	$13,464	$14,147
09/24	$14,209	$15,092
10/24	$13,752	$14,421
11/24	$13,454	$13,902
12/24	$13,323	$13,883
01/25	$13,533	$14,131
02/25	$13,672	$14,200
03/25	$13,403	$14,290
04/25	$13,553	$14,478
05/25	$14,172	$15,095
06/25	$14,952	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	13.39%	3.95%	4.10%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$93,615,240
# of Portfolio Holdings	65
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$372,655

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.7%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.7%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd. ADR	3.1%
TOTVS SA	2.7%
MercadoLibre, Inc.	2.5%
BDO Unibank, Inc.	2.4%
ICICI Bank Ltd. ADR	2.2%

Sector Allocation (% of Net Assets)

Information Technology	35.9%
Financials	20.7%
Consumer Discretionary	12.7%
Industrials	10.3%
Communication Services	8.0%
Consumer Staples	4.0%
Energy	3.5%
Health Care	1.8%
Materials	1.4%
Other (includes short-term investments)	1.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Core Equity Portfolio

ECEIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$59	1.10%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,436	$9,307
08/15	$8,615	$8,465
09/15	$8,457	$8,210
10/15	$9,060	$8,796
11/15	$8,793	$8,453
12/15	$8,530	$8,265
01/16	$8,024	$7,728
02/16	$7,806	$7,716
03/16	$8,510	$8,737
04/16	$8,470	$8,784
05/16	$8,361	$8,457
06/16	$8,698	$8,795
07/16	$8,966	$9,237
08/16	$9,194	$9,467
09/16	$9,363	$9,588
10/16	$9,214	$9,611
11/16	$8,758	$9,169
12/16	$8,826	$9,189
01/17	$9,395	$9,692
02/17	$9,545	$9,989
03/17	$9,895	$10,241
04/17	$10,175	$10,465
05/17	$10,435	$10,774
06/17	$10,595	$10,883
07/17	$11,274	$11,531
08/17	$11,576	$11,789
09/17	$11,706	$11,742
10/17	$11,996	$12,153
11/17	$12,046	$12,178
12/17	$12,386	$12,615
01/18	$13,313	$13,666
02/18	$12,658	$13,036
03/18	$12,487	$12,794
04/18	$12,165	$12,737
05/18	$11,691	$12,286
06/18	$11,349	$11,775
07/18	$11,631	$12,034
08/18	$11,139	$11,709
09/18	$11,009	$11,646
10/18	$10,132	$10,632
11/18	$10,535	$11,070
12/18	$10,142	$10,777
01/19	$11,157	$11,721
02/19	$11,116	$11,747
03/19	$11,239	$11,846
04/19	$11,495	$12,095
05/19	$10,696	$11,217
06/19	$11,393	$11,918
07/19	$11,229	$11,772
08/19	$10,675	$11,198
09/19	$10,983	$11,412
10/19	$11,383	$11,893
11/19	$11,434	$11,876
12/19	$12,332	$12,763
01/20	$11,641	$12,168
02/20	$11,066	$11,526
03/20	$8,922	$9,751
04/20	$9,633	$10,644
05/20	$9,853	$10,725
06/20	$10,501	$11,514
07/20	$11,474	$12,543
08/20	$11,691	$12,820
09/20	$11,492	$12,614
10/20	$11,701	$12,874
11/20	$12,842	$14,065
12/20	$13,808	$15,099
01/21	$14,156	$15,562
02/21	$14,387	$15,681
03/21	$14,071	$15,444
04/21	$14,156	$15,828
05/21	$14,324	$16,195
06/21	$14,292	$16,223
07/21	$13,356	$15,132
08/21	$13,338	$15,528
09/21	$12,674	$14,911
10/21	$12,874	$15,058
11/21	$12,179	$14,444
12/21	$12,260	$14,715
01/22	$12,133	$14,436
02/22	$11,338	$14,005
03/22	$11,062	$13,689
04/22	$10,309	$12,927
05/22	$10,436	$12,984
06/22	$9,609	$12,121
07/22	$9,810	$12,092
08/22	$9,749	$12,142
09/22	$8,625	$10,719
10/22	$8,688	$10,386
11/22	$9,961	$11,926
12/22	$9,609	$11,759
01/23	$10,616	$12,687
02/23	$9,945	$11,864
03/23	$10,367	$12,224
04/23	$10,237	$12,085
05/23	$10,064	$11,882
06/23	$10,497	$12,333
07/23	$11,039	$13,101
08/23	$10,279	$12,294
09/23	$9,975	$11,973
10/23	$9,726	$11,507
11/23	$10,398	$12,428
12/23	$10,789	$12,914
01/24	$10,415	$12,315
02/24	$10,899	$12,900
03/24	$11,196	$13,220
04/24	$11,174	$13,279
05/24	$11,372	$13,354
06/24	$11,757	$13,881
07/24	$11,691	$13,922
08/24	$11,820	$14,147
09/24	$12,460	$15,092
10/24	$11,875	$14,421
11/24	$11,622	$13,902
12/24	$11,573	$13,883
01/25	$11,807	$14,131
02/25	$11,795	$14,200
03/25	$11,885	$14,290
04/25	$11,996	$14,478
05/25	$12,564	$15,095
06/25	$13,277	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	12.93%	4.80%	2.87%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$132,419,931
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$532,502

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Tencent Holdings Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.6%
China Merchants Bank Co. Ltd., Class H	4.3%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd. ADR	2.7%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd. ADR	2.1%
Shinhan Financial Group Co. Ltd.	2.0%

Sector Allocation (% of Net Assets)

Information Technology	24.6%
Financials	23.7%
Consumer Discretionary	11.1%
Industrials	10.5%
Communication Services	7.9%
Consumer Staples	6.1%
Energy	5.5%
Materials	4.6%
Real Estate	3.6%
Health Care	2.1%
Other (includes short-term investments)	0.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Core Equity Portfolio

ECEOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$72	1.35%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,444	$9,307
08/15	$8,620	$8,465
09/15	$8,461	$8,210
10/15	$9,057	$8,796
11/15	$8,788	$8,453
12/15	$8,520	$8,265
01/16	$8,014	$7,728
02/16	$7,795	$7,716
03/16	$8,500	$8,737
04/16	$8,461	$8,784
05/16	$8,342	$8,457
06/16	$8,679	$8,795
07/16	$8,947	$9,237
08/16	$9,166	$9,467
09/16	$9,335	$9,588
10/16	$9,186	$9,611
11/16	$8,729	$9,169
12/16	$8,790	$9,189
01/17	$9,349	$9,692
02/17	$9,508	$9,989
03/17	$9,848	$10,241
04/17	$10,127	$10,465
05/17	$10,387	$10,774
06/17	$10,536	$10,883
07/17	$11,205	$11,531
08/17	$11,496	$11,789
09/17	$11,626	$11,742
10/17	$11,915	$12,153
11/17	$11,965	$12,178
12/17	$12,289	$12,615
01/18	$13,210	$13,666
02/18	$12,549	$13,036
03/18	$12,379	$12,794
04/18	$12,049	$12,737
05/18	$11,578	$12,286
06/18	$11,237	$11,775
07/18	$11,508	$12,034
08/18	$11,019	$11,709
09/18	$10,889	$11,646
10/18	$10,017	$10,632
11/18	$10,408	$11,070
12/18	$10,024	$10,777
01/19	$11,029	$11,721
02/19	$10,978	$11,747
03/19	$11,100	$11,846
04/19	$11,344	$12,095
05/19	$10,552	$11,217
06/19	$11,232	$11,918
07/19	$11,070	$11,772
08/19	$10,522	$11,198
09/19	$10,816	$11,412
10/19	$11,212	$11,893
11/19	$11,263	$11,876
12/19	$12,137	$12,763
01/20	$11,456	$12,168
02/20	$10,888	$11,526
03/20	$8,772	$9,751
04/20	$9,474	$10,644
05/20	$9,691	$10,725
06/20	$10,321	$11,514
07/20	$11,270	$12,543
08/20	$11,484	$12,820
09/20	$11,298	$12,614
10/20	$11,484	$12,874
11/20	$12,609	$14,065
12/20	$13,552	$15,099
01/21	$13,894	$15,562
02/21	$14,122	$15,681
03/21	$13,801	$15,444
04/21	$13,884	$15,828
05/21	$14,039	$16,195
06/21	$14,008	$16,223
07/21	$13,086	$15,132
08/21	$13,069	$15,528
09/21	$12,405	$14,911
10/21	$12,602	$15,058
11/21	$11,929	$14,444
12/21	$11,990	$14,715
01/22	$11,865	$14,436
02/22	$11,085	$14,005
03/22	$10,815	$13,689
04/22	$10,077	$12,927
05/22	$10,201	$12,984
06/22	$9,390	$12,121
07/22	$9,588	$12,092
08/22	$9,528	$12,142
09/22	$8,415	$10,719
10/22	$8,488	$10,386
11/22	$9,725	$11,926
12/22	$9,376	$11,759
01/23	$10,361	$12,687
02/23	$9,694	$11,864
03/23	$10,107	$12,224
04/23	$9,980	$12,085
05/23	$9,810	$11,882
06/23	$10,234	$12,333
07/23	$10,753	$13,101
08/23	$10,021	$12,294
09/23	$9,724	$11,973
10/23	$9,470	$11,507
11/23	$10,116	$12,428
12/23	$10,506	$12,914
01/24	$10,141	$12,315
02/24	$10,602	$12,900
03/24	$10,903	$13,220
04/24	$10,870	$13,279
05/24	$11,053	$13,354
06/24	$11,439	$13,881
07/24	$11,364	$13,922
08/24	$11,479	$14,147
09/24	$12,114	$15,092
10/24	$11,544	$14,421
11/24	$11,286	$13,902
12/24	$11,231	$13,883
01/25	$11,470	$14,131
02/25	$11,448	$14,200
03/25	$11,535	$14,290
04/25	$11,632	$14,478
05/25	$12,185	$15,095
06/25	$12,879	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	12.58%	4.53%	2.56%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$132,419,931
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$532,502

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Tencent Holdings Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.6%
China Merchants Bank Co. Ltd., Class H	4.3%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd. ADR	2.7%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd. ADR	2.1%
Shinhan Financial Group Co. Ltd.	2.0%

Sector Allocation (% of Net Assets)

Information Technology	24.6%
Financials	23.7%
Consumer Discretionary	11.1%
Industrials	10.5%
Communication Services	7.9%
Consumer Staples	6.1%
Energy	5.5%
Materials	4.6%
Real Estate	3.6%
Health Care	2.1%
Other (includes short-term investments)	0.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Core Equity Portfolio

RLEOX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$56	1.05%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
04/18	$1,000,000	$1,000,000
04/18	$989,353	$1,000,000
05/18	$951,679	$964,566
06/18	$923,014	$924,491
07/18	$945,946	$944,799
08/18	$905,970	$919,253
09/18	$896,140	$914,372
10/18	$824,056	$834,746
11/18	$856,821	$869,145
12/18	$824,819	$846,121
01/19	$908,219	$920,205
02/19	$904,049	$922,274
03/19	$914,891	$930,015
04/19	$934,907	$949,591
05/19	$869,855	$880,688
06/19	$927,401	$935,653
07/19	$914,057	$924,212
08/19	$869,036	$879,150
09/19	$893,222	$895,933
10/19	$926,583	$933,714
11/19	$930,753	$932,429
12/19	$1,003,738	$1,001,993
01/20	$947,597	$955,280
02/20	$900,812	$904,908
03/20	$726,434	$765,534
04/20	$784,276	$835,634
05/20	$802,140	$842,052
06/20	$854,878	$903,951
07/20	$933,136	$984,728
08/20	$951,605	$1,006,495
09/20	$935,432	$990,352
10/20	$952,456	$1,010,753
11/20	$1,045,233	$1,104,235
12/20	$1,123,856	$1,185,410
01/21	$1,152,102	$1,221,752
02/21	$1,170,933	$1,231,099
03/21	$1,145,254	$1,212,506
04/21	$1,152,102	$1,242,695
05/21	$1,165,797	$1,271,513
06/21	$1,164,085	$1,273,704
07/21	$1,087,050	$1,187,986
08/21	$1,085,574	$1,219,082
09/21	$1,031,596	$1,170,635
10/21	$1,047,875	$1,182,180
11/21	$992,183	$1,134,005
12/21	$998,062	$1,155,283
01/22	$987,711	$1,133,415
02/22	$923,014	$1,099,537
03/22	$900,585	$1,074,703
04/22	$839,339	$1,014,921
05/22	$849,690	$1,019,390
06/22	$782,405	$951,652
07/22	$799,658	$949,314
08/22	$793,809	$953,277
09/22	$702,348	$841,522
10/22	$708,388	$815,394
11/22	$811,065	$936,332
12/22	$782,714	$923,171
01/23	$864,687	$996,066
02/23	$810,038	$931,479
03/23	$844,414	$959,691
04/23	$833,837	$948,815
05/23	$819,734	$932,878
06/23	$854,991	$968,299
07/23	$899,063	$1,028,577
08/23	$838,128	$965,217
09/23	$813,425	$939,974
10/23	$792,251	$903,452
11/23	$846,950	$975,755
12/23	$879,112	$1,013,901
01/24	$849,570	$966,822
02/24	$888,960	$1,012,816
03/24	$913,131	$1,037,913
04/24	$911,341	$1,042,557
05/24	$927,455	$1,048,446
06/24	$958,788	$1,089,800
07/24	$953,416	$1,093,044
08/24	$963,929	$1,110,691
09/24	$1,016,882	$1,184,858
10/24	$969,314	$1,132,163
11/24	$947,773	$1,091,485
12/24	$943,337	$1,089,986
01/25	$963,292	$1,109,464
02/25	$962,385	$1,114,839
03/25	$969,641	$1,121,896
04/25	$978,712	$1,136,639
05/25	$1,024,972	$1,185,131
06/25	$1,083,023	$1,256,390

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 4/6/18
R6 Shares	12.96%	4.84%	1.11%
MSCI Emerging Markets Index	15.29%	6.81%	3.25%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$132,419,931
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$532,502

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Tencent Holdings Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.6%
China Merchants Bank Co. Ltd., Class H	4.3%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd. ADR	2.7%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd. ADR	2.1%
Shinhan Financial Group Co. Ltd.	2.0%

Sector Allocation (% of Net Assets)

Information Technology	24.6%
Financials	23.7%
Consumer Discretionary	11.1%
Industrials	10.5%
Communication Services	7.9%
Consumer Staples	6.1%
Energy	5.5%
Materials	4.6%
Real Estate	3.6%
Health Care	2.1%
Other (includes short-term investments)	0.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Advantage Portfolio

LEAIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$48	0.89%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,341	$9,307
08/15	$8,610	$8,465
09/15	$8,465	$8,210
10/15	$9,001	$8,796
11/15	$8,682	$8,453
12/15	$8,447	$8,265
01/16	$8,028	$7,728
02/16	$7,944	$7,716
03/16	$8,930	$8,737
04/16	$8,919	$8,784
05/16	$8,678	$8,457
06/16	$9,055	$8,795
07/16	$9,422	$9,237
08/16	$9,673	$9,467
09/16	$9,830	$9,588
10/16	$9,819	$9,611
11/16	$9,326	$9,169
12/16	$9,278	$9,189
01/17	$9,885	$9,692
02/17	$10,141	$9,989
03/17	$10,461	$10,241
04/17	$10,738	$10,465
05/17	$11,100	$10,774
06/17	$11,345	$10,883
07/17	$12,048	$11,531
08/17	$12,389	$11,789
09/17	$12,421	$11,742
10/17	$12,740	$12,153
11/17	$12,825	$12,178
12/17	$13,223	$12,615
01/18	$14,312	$13,666
02/18	$13,611	$13,036
03/18	$13,536	$12,794
04/18	$13,255	$12,737
05/18	$12,975	$12,286
06/18	$12,382	$11,775
07/18	$12,576	$12,034
08/18	$12,307	$11,709
09/18	$12,264	$11,646
10/18	$11,132	$10,632
11/18	$11,542	$11,070
12/18	$11,077	$10,777
01/19	$12,204	$11,721
02/19	$12,138	$11,747
03/19	$12,314	$11,846
04/19	$12,524	$12,095
05/19	$11,641	$11,217
06/19	$12,392	$11,918
07/19	$12,171	$11,772
08/19	$11,740	$11,198
09/19	$11,983	$11,412
10/19	$12,436	$11,893
11/19	$12,414	$11,876
12/19	$13,341	$12,763
01/20	$12,632	$12,168
02/20	$12,148	$11,526
03/20	$10,189	$9,751
04/20	$11,022	$10,644
05/20	$11,326	$10,725
06/20	$11,990	$11,514
07/20	$13,229	$12,543
08/20	$13,518	$12,820
09/20	$13,281	$12,614
10/20	$13,563	$12,874
11/20	$14,577	$14,065
12/20	$15,662	$15,099
01/21	$16,242	$15,562
02/21	$16,469	$15,681
03/21	$16,480	$15,444
04/21	$16,889	$15,828
05/21	$17,048	$16,195
06/21	$17,378	$16,223
07/21	$16,299	$15,132
08/21	$16,418	$15,528
09/21	$15,707	$14,911
10/21	$15,971	$15,058
11/21	$15,260	$14,444
12/21	$15,812	$14,715
01/22	$15,640	$14,436
02/22	$14,977	$14,005
03/22	$14,609	$13,689
04/22	$13,737	$12,927
05/22	$14,020	$12,984
06/22	$13,038	$12,121
07/22	$12,989	$12,092
08/22	$12,830	$12,142
09/22	$11,413	$10,719
10/22	$11,105	$10,386
11/22	$12,892	$11,926
12/22	$12,490	$11,759
01/23	$13,646	$12,687
02/23	$12,833	$11,864
03/23	$13,315	$12,224
04/23	$13,176	$12,085
05/23	$12,960	$11,882
06/23	$13,481	$12,333
07/23	$14,229	$13,101
08/23	$13,452	$12,294
09/23	$13,185	$11,973
10/23	$12,728	$11,507
11/23	$13,592	$12,428
12/23	$14,069	$12,914
01/24	$13,733	$12,315
02/24	$14,587	$12,900
03/24	$14,859	$13,220
04/24	$14,872	$13,279
05/24	$15,196	$13,354
06/24	$15,649	$13,881
07/24	$15,636	$13,922
08/24	$15,787	$14,147
09/24	$16,669	$15,092
10/24	$16,060	$14,421
11/24	$15,671	$13,902
12/24	$15,675	$13,883
01/25	$15,977	$14,131
02/25	$15,938	$14,200
03/25	$16,148	$14,290
04/25	$16,292	$14,478
05/25	$17,028	$15,095
06/25	$18,211	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	16.37%	8.72%	6.18%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$308,259,087
# of Portfolio Holdings	264
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$900,358

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd. GDR	2.7%
Xiaomi Corp., Class B	1.9%
Hana Financial Group, Inc.	1.6%
Delta Electronics, Inc.	1.5%
SK Hynix, Inc.	1.5%
MediaTek, Inc.	1.5%
OTP Bank Nyrt	1.3%

Sector Allocation (% of Net Assets)

Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.6%
Communication Services	9.8%
Industrials	7.4%
Materials	5.7%
Consumer Staples	4.0%
Energy	3.9%
Health Care	3.6%
Utilities	2.6%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Advantage Portfolio

LEAOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$62	1.15%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,331	$9,307
08/15	$8,610	$8,465
09/15	$8,455	$8,210
10/15	$8,991	$8,796
11/15	$8,671	$8,453
12/15	$8,432	$8,265
01/16	$8,013	$7,728
02/16	$7,929	$7,716
03/16	$8,913	$8,737
04/16	$8,892	$8,784
05/16	$8,651	$8,457
06/16	$9,028	$8,795
07/16	$9,383	$9,237
08/16	$9,633	$9,467
09/16	$9,790	$9,588
10/16	$9,780	$9,611
11/16	$9,288	$9,169
12/16	$9,233	$9,189
01/17	$9,837	$9,692
02/17	$10,092	$9,989
03/17	$10,399	$10,241
04/17	$10,675	$10,465
05/17	$11,035	$10,774
06/17	$11,269	$10,883
07/17	$11,968	$11,531
08/17	$12,307	$11,789
09/17	$12,339	$11,742
10/17	$12,647	$12,153
11/17	$12,731	$12,178
12/17	$13,120	$12,615
01/18	$14,200	$13,666
02/18	$13,494	$13,036
03/18	$13,419	$12,794
04/18	$13,141	$12,737
05/18	$12,863	$12,286
06/18	$12,275	$11,775
07/18	$12,467	$12,034
08/18	$12,189	$11,709
09/18	$12,147	$11,646
10/18	$11,024	$10,632
11/18	$11,430	$11,070
12/18	$10,968	$10,777
01/19	$12,072	$11,721
02/19	$12,006	$11,747
03/19	$12,181	$11,846
04/19	$12,378	$12,095
05/19	$11,504	$11,217
06/19	$12,246	$11,918
07/19	$12,028	$11,772
08/19	$11,591	$11,198
09/19	$11,831	$11,412
10/19	$12,268	$11,893
11/19	$12,257	$11,876
12/19	$13,158	$12,763
01/20	$12,459	$12,168
02/20	$11,981	$11,526
03/20	$10,038	$9,751
04/20	$10,871	$10,644
05/20	$11,160	$10,725
06/20	$11,815	$11,514
07/20	$13,036	$12,543
08/20	$13,310	$12,820
09/20	$13,077	$12,614
10/20	$13,355	$12,874
11/20	$14,344	$14,065
12/20	$15,409	$15,099
01/21	$15,979	$15,562
02/21	$16,191	$15,681
03/21	$16,202	$15,444
04/21	$16,605	$15,828
05/21	$16,750	$16,195
06/21	$17,074	$16,223
07/21	$16,012	$15,132
08/21	$16,130	$15,528
09/21	$15,419	$14,911
10/21	$15,679	$15,058
11/21	$14,979	$14,444
12/21	$15,506	$14,715
01/22	$15,338	$14,436
02/22	$14,675	$14,005
03/22	$14,326	$13,689
04/22	$13,460	$12,927
05/22	$13,736	$12,984
06/22	$12,761	$12,121
07/22	$12,713	$12,092
08/22	$12,558	$12,142
09/22	$11,180	$10,719
10/22	$10,866	$10,386
11/22	$12,618	$11,926
12/22	$12,218	$11,759
01/23	$13,348	$12,687
02/23	$12,553	$11,864
03/23	$13,012	$12,224
04/23	$12,888	$12,085
05/23	$12,665	$11,882
06/23	$13,174	$12,333
07/23	$13,906	$13,101
08/23	$13,133	$12,294
09/23	$12,873	$11,973
10/23	$12,425	$11,507
11/23	$13,270	$12,428
12/23	$13,728	$12,914
01/24	$13,387	$12,315
02/24	$14,221	$12,900
03/24	$14,486	$13,220
04/24	$14,486	$13,279
05/24	$14,802	$13,354
06/24	$15,244	$13,881
07/24	$15,219	$13,922
08/24	$15,367	$14,147
09/24	$16,227	$15,092
10/24	$15,632	$14,421
11/24	$15,253	$13,902
12/24	$15,257	$13,883
01/25	$15,538	$14,131
02/25	$15,487	$14,200
03/25	$15,692	$14,290
04/25	$15,820	$14,478
05/25	$16,536	$15,095
06/25	$17,687	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	16.03%	8.40%	5.87%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$308,259,087
# of Portfolio Holdings	264
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$900,358

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd. GDR	2.7%
Xiaomi Corp., Class B	1.9%
Hana Financial Group, Inc.	1.6%
Delta Electronics, Inc.	1.5%
SK Hynix, Inc.	1.5%
MediaTek, Inc.	1.5%
OTP Bank Nyrt	1.3%

Sector Allocation (% of Net Assets)

Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.6%
Communication Services	9.8%
Industrials	7.4%
Materials	5.7%
Consumer Staples	4.0%
Energy	3.9%
Health Care	3.6%
Utilities	2.6%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Advantage Portfolio

READX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$46	0.85%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
02/23	$1,000,000	$1,000,000
02/23	$984,421	$1,000,000
03/23	$1,021,422	$1,030,287
04/23	$1,011,685	$1,018,611
05/23	$995,131	$1,001,502
06/23	$1,034,080	$1,039,529
07/23	$1,092,502	$1,104,242
08/23	$1,032,863	$1,036,220
09/23	$1,012,401	$1,009,121
10/23	$977,323	$969,911
11/23	$1,043,582	$1,047,533
12/23	$1,079,789	$1,088,486
01/24	$1,053,962	$1,037,944
02/24	$1,120,517	$1,087,321
03/24	$1,141,378	$1,114,264
04/24	$1,141,378	$1,119,250
05/24	$1,166,212	$1,125,572
06/24	$1,201,973	$1,169,968
07/24	$1,199,987	$1,173,450
08/24	$1,212,639	$1,192,396
09/24	$1,280,284	$1,272,018
10/24	$1,233,530	$1,215,448
11/24	$1,203,686	$1,171,776
12/24	$1,204,501	$1,170,167
01/25	$1,226,695	$1,191,078
02/25	$1,223,669	$1,196,849
03/25	$1,239,809	$1,204,425
04/25	$1,250,906	$1,220,253
05/25	$1,307,399	$1,272,311
06/25	$1,399,199	$1,348,812

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 2/22/23
R6 Shares	16.41%	15.34%
MSCI Emerging Markets Index	15.29%	12.67%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$308,259,087
# of Portfolio Holdings	264
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$900,358

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd. GDR	2.7%
Xiaomi Corp., Class B	1.9%
Hana Financial Group, Inc.	1.6%
Delta Electronics, Inc.	1.5%
SK Hynix, Inc.	1.5%
MediaTek, Inc.	1.5%
OTP Bank Nyrt	1.3%

Sector Allocation (% of Net Assets)

Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.6%
Communication Services	9.8%
Industrials	7.4%
Materials	5.7%
Consumer Staples	4.0%
Energy	3.9%
Health Care	3.6%
Utilities	2.6%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Portfolio

LZEMX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$59	1.07%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,471	$9,307
08/15	$8,536	$8,465
09/15	$8,093	$8,210
10/15	$8,665	$8,796
11/15	$8,447	$8,453
12/15	$8,069	$8,265
01/16	$7,847	$7,728
02/16	$7,697	$7,716
03/16	$8,771	$8,737
04/16	$9,035	$8,784
05/16	$8,693	$8,457
06/16	$9,192	$8,795
07/16	$9,624	$9,237
08/16	$9,763	$9,467
09/16	$10,005	$9,588
10/16	$10,065	$9,611
11/16	$9,503	$9,169
12/16	$9,724	$9,189
01/17	$10,206	$9,692
02/17	$10,486	$9,989
03/17	$10,736	$10,241
04/17	$10,931	$10,465
05/17	$11,022	$10,774
06/17	$10,967	$10,883
07/17	$11,564	$11,531
08/17	$11,806	$11,789
09/17	$11,714	$11,742
10/17	$11,990	$12,153
11/17	$11,959	$12,178
12/17	$12,449	$12,615
01/18	$13,468	$13,666
02/18	$12,872	$13,036
03/18	$12,704	$12,794
04/18	$12,324	$12,737
05/18	$11,497	$12,286
06/18	$10,975	$11,775
07/18	$11,305	$12,034
08/18	$10,702	$11,709
09/18	$10,796	$11,646
10/18	$10,234	$10,632
11/18	$10,571	$11,070
12/18	$10,197	$10,777
01/19	$11,378	$11,721
02/19	$11,029	$11,747
03/19	$10,965	$11,846
04/19	$11,213	$12,095
05/19	$10,711	$11,217
06/19	$11,257	$11,918
07/19	$11,022	$11,772
08/19	$10,445	$11,198
09/19	$10,829	$11,412
10/19	$11,233	$11,893
11/19	$11,226	$11,876
12/19	$12,037	$12,763
01/20	$11,294	$12,168
02/20	$10,525	$11,526
03/20	$8,415	$9,751
04/20	$9,014	$10,644
05/20	$9,190	$10,725
06/20	$9,464	$11,514
07/20	$9,965	$12,543
08/20	$9,864	$12,820
09/20	$9,705	$12,614
10/20	$9,699	$12,874
11/20	$11,079	$14,065
12/20	$12,031	$15,099
01/21	$12,071	$15,562
02/21	$12,305	$15,681
03/21	$12,632	$15,444
04/21	$12,772	$15,828
05/21	$13,412	$16,195
06/21	$13,332	$16,223
07/21	$12,772	$15,132
08/21	$13,108	$15,528
09/21	$12,721	$14,911
10/21	$12,748	$15,058
11/21	$12,191	$14,444
12/21	$12,679	$14,715
01/22	$12,938	$14,436
02/22	$12,371	$14,005
03/22	$12,168	$13,689
04/22	$11,545	$12,927
05/22	$11,923	$12,984
06/22	$10,769	$12,121
07/22	$10,881	$12,092
08/22	$10,734	$12,142
09/22	$9,607	$10,719
10/22	$9,719	$10,386
11/22	$11,091	$11,926
12/22	$10,794	$11,759
01/23	$11,758	$12,687
02/23	$11,343	$11,864
03/23	$11,646	$12,224
04/23	$11,750	$12,085
05/23	$11,498	$11,882
06/23	$12,224	$12,333
07/23	$12,735	$13,101
08/23	$12,180	$12,294
09/23	$12,069	$11,973
10/23	$11,832	$11,507
11/23	$12,669	$12,428
12/23	$13,211	$12,914
01/24	$12,757	$12,315
02/24	$13,319	$12,900
03/24	$13,534	$13,220
04/24	$13,619	$13,279
05/24	$13,950	$13,354
06/24	$14,304	$13,881
07/24	$14,427	$13,922
08/24	$14,804	$14,147
09/24	$15,658	$15,092
10/24	$14,734	$14,421
11/24	$14,388	$13,902
12/24	$14,214	$13,883
01/25	$14,841	$14,131
02/25	$14,849	$14,200
03/25	$15,095	$14,290
04/25	$15,483	$14,478
05/25	$16,118	$15,095
06/25	$17,109	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	19.62%	12.57%	5.52%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$4,108,423,433
# of Portfolio Holdings	87
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$17,425,904

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.3%
Consumer Staples	7.3%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.7%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Portfolio

LZOEX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$72	1.33%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,467	$9,307
08/15	$8,532	$8,465
09/15	$8,088	$8,210
10/15	$8,664	$8,796
11/15	$8,439	$8,453
12/15	$8,063	$8,265
01/16	$7,835	$7,728
02/16	$7,684	$7,716
03/16	$8,757	$8,737
04/16	$9,020	$8,784
05/16	$8,675	$8,457
06/16	$9,171	$8,795
07/16	$9,603	$9,237
08/16	$9,732	$9,467
09/16	$9,973	$9,588
10/16	$10,032	$9,611
11/16	$9,469	$9,169
12/16	$9,689	$9,189
01/17	$10,161	$9,692
02/17	$10,445	$9,989
03/17	$10,693	$10,241
04/17	$10,882	$10,465
05/17	$10,970	$10,774
06/17	$10,911	$10,883
07/17	$11,507	$11,531
08/17	$11,742	$11,789
09/17	$11,653	$11,742
10/17	$11,926	$12,153
11/17	$11,890	$12,178
12/17	$12,376	$12,615
01/18	$13,385	$13,666
02/18	$12,790	$13,036
03/18	$12,616	$12,794
04/18	$12,238	$12,737
05/18	$11,415	$12,286
06/18	$10,892	$11,775
07/18	$11,216	$12,034
08/18	$10,617	$11,709
09/18	$10,707	$11,646
10/18	$10,146	$10,632
11/18	$10,478	$11,070
12/18	$10,109	$10,777
01/19	$11,277	$11,721
02/19	$10,929	$11,747
03/19	$10,861	$11,846
04/19	$11,106	$12,095
05/19	$10,611	$11,217
06/19	$11,149	$11,918
07/19	$10,910	$11,772
08/19	$10,336	$11,198
09/19	$10,712	$11,412
10/19	$11,113	$11,893
11/19	$11,107	$11,876
12/19	$11,901	$12,763
01/20	$11,170	$12,168
02/20	$10,407	$11,526
03/20	$8,311	$9,751
04/20	$8,906	$10,644
05/20	$9,074	$10,725
06/20	$9,343	$11,514
07/20	$9,837	$12,543
08/20	$9,734	$12,820
09/20	$9,575	$12,614
10/20	$9,575	$12,874
11/20	$10,932	$14,065
12/20	$11,867	$15,099
01/21	$11,899	$15,562
02/21	$12,129	$15,681
03/21	$12,454	$15,444
04/21	$12,582	$15,828
05/21	$13,214	$16,195
06/21	$13,131	$16,223
07/21	$12,576	$15,132
08/21	$12,904	$15,528
09/21	$12,527	$14,911
10/21	$12,547	$15,058
11/21	$11,994	$14,444
12/21	$12,476	$14,715
01/22	$12,723	$14,436
02/22	$12,163	$14,005
03/22	$11,963	$13,689
04/22	$11,349	$12,927
05/22	$11,722	$12,984
06/22	$10,581	$12,121
07/22	$10,695	$12,092
08/22	$10,548	$12,142
09/22	$9,434	$10,719
10/22	$9,547	$10,386
11/22	$10,888	$11,926
12/22	$10,593	$11,759
01/23	$11,536	$12,687
02/23	$11,121	$11,864
03/23	$11,423	$12,224
04/23	$11,522	$12,085
05/23	$11,268	$11,882
06/23	$11,986	$12,333
07/23	$12,478	$13,101
08/23	$11,937	$12,294
09/23	$11,824	$11,973
10/23	$11,585	$11,507
11/23	$12,408	$12,428
12/23	$12,926	$12,914
01/24	$12,482	$12,315
02/24	$13,036	$12,900
03/24	$13,239	$13,220
04/24	$13,319	$13,279
05/24	$13,640	$13,354
06/24	$13,982	$13,881
07/24	$14,098	$13,922
08/24	$14,469	$14,147
09/24	$15,299	$15,092
10/24	$14,389	$14,421
11/24	$14,055	$13,902
12/24	$13,877	$13,883
01/25	$14,490	$14,131
02/25	$14,490	$14,200
03/25	$14,729	$14,290
04/25	$15,103	$14,478
05/25	$15,716	$15,095
06/25	$16,681	$16,003

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	19.30%	12.29%	5.25%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$4,108,423,433
# of Portfolio Holdings	87
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$17,425,904

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.3%
Consumer Staples	7.3%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.7%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Portfolio

RLEMX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$59	1.07%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
06/15	$1,000,000	$1,000,000
07/15	$947,059	$930,681
08/15	$853,472	$846,504
09/15	$809,174	$821,037
10/15	$867,057	$879,605
11/15	$845,203	$845,294
12/15	$807,170	$826,450
01/16	$784,349	$772,835
02/16	$769,334	$771,571
03/16	$877,438	$873,671
04/16	$903,863	$878,419
05/16	$869,029	$845,652
06/16	$919,478	$879,450
07/16	$962,719	$923,706
08/16	$976,048	$946,662
09/16	$1,000,811	$958,835
10/16	$1,006,851	$961,121
11/16	$950,076	$916,880
12/16	$972,766	$918,904
01/17	$1,020,307	$969,189
02/17	$1,048,344	$998,858
03/17	$1,073,944	$1,024,072
04/17	$1,093,448	$1,046,492
05/17	$1,102,590	$1,077,431
06/17	$1,097,105	$1,088,277
07/17	$1,156,836	$1,153,150
08/17	$1,180,416	$1,178,871
09/17	$1,171,840	$1,174,183
10/17	$1,199,405	$1,215,346
11/17	$1,196,343	$1,217,785
12/17	$1,245,308	$1,261,500
01/18	$1,347,321	$1,366,640
02/18	$1,287,606	$1,303,612
03/18	$1,270,811	$1,279,374
04/18	$1,232,867	$1,273,714
05/18	$1,150,137	$1,228,582
06/18	$1,097,887	$1,177,538
07/18	$1,130,854	$1,203,405
08/18	$1,070,619	$1,170,866
09/18	$1,079,983	$1,164,649
10/18	$1,023,799	$1,063,227
11/18	$1,056,885	$1,107,043
12/18	$1,020,045	$1,077,716
01/19	$1,138,182	$1,172,079
02/19	$1,102,614	$1,174,714
03/19	$1,096,897	$1,184,573
04/19	$1,121,668	$1,209,508
05/19	$1,071,491	$1,121,745
06/19	$1,126,114	$1,191,754
07/19	$1,102,614	$1,177,182
08/19	$1,044,853	$1,119,786
09/19	$1,083,314	$1,141,162
10/19	$1,123,698	$1,189,285
11/19	$1,123,057	$1,187,649
12/19	$1,203,442	$1,276,253
01/20	$1,129,815	$1,216,754
02/20	$1,052,930	$1,152,595
03/20	$841,823	$975,072
04/20	$901,767	$1,064,360
05/20	$918,708	$1,072,534
06/20	$946,725	$1,151,375
07/20	$996,896	$1,254,262
08/20	$986,743	$1,281,987
09/20	$970,881	$1,261,425
10/20	$970,221	$1,287,411
11/20	$1,108,351	$1,406,479
12/20	$1,203,554	$1,509,874
01/21	$1,207,557	$1,556,164
02/21	$1,230,907	$1,568,068
03/21	$1,264,265	$1,544,386
04/21	$1,277,608	$1,582,838
05/21	$1,341,656	$1,619,544
06/21	$1,333,650	$1,622,336
07/21	$1,277,608	$1,513,155
08/21	$1,311,237	$1,552,762
09/21	$1,273,190	$1,491,054
10/21	$1,275,228	$1,505,760
11/21	$1,219,518	$1,444,399
12/21	$1,269,008	$1,471,501
01/22	$1,294,906	$1,443,647
02/22	$1,238,210	$1,400,496
03/22	$1,217,912	$1,368,864
04/22	$1,155,616	$1,292,720
05/22	$1,193,414	$1,298,411
06/22	$1,077,922	$1,212,132
07/22	$1,089,121	$1,209,155
08/22	$1,074,422	$1,214,202
09/22	$961,730	$1,071,859
10/22	$972,930	$1,038,579
11/22	$1,110,120	$1,192,619
12/22	$1,080,485	$1,175,856
01/23	$1,176,825	$1,268,703
02/23	$1,135,325	$1,186,438
03/23	$1,165,709	$1,222,372
04/23	$1,176,084	$1,208,519
05/23	$1,150,887	$1,188,220
06/23	$1,223,513	$1,233,337
07/23	$1,274,647	$1,310,114
08/23	$1,219,066	$1,229,410
09/23	$1,207,950	$1,197,259
10/23	$1,184,236	$1,150,739
11/23	$1,267,977	$1,242,833
12/23	$1,322,206	$1,291,421
01/24	$1,276,798	$1,231,455
02/24	$1,333,750	$1,290,039
03/24	$1,354,530	$1,322,005
04/24	$1,362,996	$1,327,920
05/24	$1,396,089	$1,335,421
06/24	$1,431,492	$1,388,094
07/24	$1,443,806	$1,392,225
08/24	$1,482,287	$1,414,704
09/24	$1,566,945	$1,509,170
10/24	$1,474,591	$1,442,053
11/24	$1,440,727	$1,390,240
12/24	$1,422,567	$1,388,330
01/25	$1,485,245	$1,413,140
02/25	$1,486,039	$1,419,986
03/25	$1,510,634	$1,428,975
04/25	$1,549,511	$1,447,754
05/25	$1,612,983	$1,509,518
06/25	$1,712,158	$1,600,281

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	19.61%	12.58%	5.52%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$4,108,423,433
# of Portfolio Holdings	87
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$17,425,904

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.3%
Consumer Staples	7.3%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.7%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Equity Franchise Portfolio

LZFIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$51	0.96%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI World Index
10/17	$9,950	$10,000
11/17	$10,390	$10,217
12/17	$10,425	$10,355
01/18	$11,038	$10,902
02/18	$10,475	$10,450
03/18	$10,284	$10,222
04/18	$10,706	$10,340
05/18	$10,626	$10,404
06/18	$10,576	$10,399
07/18	$10,786	$10,724
08/18	$10,880	$10,857
09/18	$11,001	$10,917
10/18	$10,668	$10,116
11/18	$10,940	$10,231
12/18	$9,893	$9,453
01/19	$10,699	$10,188
02/19	$10,945	$10,495
03/19	$10,609	$10,632
04/19	$11,437	$11,010
05/19	$10,497	$10,374
06/19	$11,169	$11,058
07/19	$11,169	$11,113
08/19	$10,650	$10,885
09/19	$11,323	$11,117
10/19	$11,547	$11,400
11/19	$11,794	$11,717
12/19	$12,040	$12,068
01/20	$11,590	$11,995
02/20	$10,323	$10,981
03/20	$8,027	$9,528
04/20	$9,104	$10,569
05/20	$9,495	$11,079
06/20	$9,518	$11,372
07/20	$9,944	$11,916
08/20	$10,148	$12,712
09/20	$9,982	$12,274
10/20	$9,888	$11,897
11/20	$11,676	$13,419
12/20	$12,178	$13,988
01/21	$12,142	$13,849
02/21	$12,381	$14,203
03/21	$13,172	$14,676
04/21	$13,771	$15,359
05/21	$14,561	$15,580
06/21	$14,238	$15,812
07/21	$14,202	$16,096
08/21	$14,334	$16,496
09/21	$14,046	$15,811
10/21	$14,286	$16,707
11/21	$13,902	$16,341
12/21	$14,949	$17,039
01/22	$14,728	$16,138
02/22	$15,019	$15,729
03/22	$15,684	$16,161
04/22	$14,963	$14,819
05/22	$15,310	$14,830
06/22	$13,868	$13,545
07/22	$14,395	$14,621
08/22	$13,925	$14,009
09/22	$12,511	$12,707
10/22	$13,657	$13,620
11/22	$14,689	$14,567
12/22	$14,171	$13,948
01/23	$15,547	$14,935
02/23	$15,219	$14,576
03/23	$15,313	$15,026
04/23	$15,797	$15,290
05/23	$15,140	$15,137
06/23	$16,095	$16,052
07/23	$16,454	$16,592
08/23	$16,063	$16,195
09/23	$15,313	$15,497
10/23	$14,515	$15,047
11/23	$15,844	$16,458
12/23	$16,821	$17,266
01/24	$16,515	$17,473
02/24	$16,838	$18,214
03/24	$17,008	$18,799
04/24	$16,089	$18,101
05/24	$16,379	$18,909
06/24	$16,072	$19,294
07/24	$17,331	$19,634
08/24	$17,824	$20,153
09/24	$18,164	$20,522
10/24	$17,297	$20,115
11/24	$17,433	$21,038
12/24	$16,289	$20,490
01/25	$16,934	$21,213
02/25	$17,345	$21,060
03/25	$17,423	$20,122
04/25	$17,873	$20,301
05/25	$18,518	$21,503
06/25	$18,948	$22,431

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	17.89%	14.76%	8.59%
MSCI World Index	16.26%	14.55%	11.25%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$47,903,461
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$444,982

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
International Game Technology PLC	6.4%
Omnicom Group, Inc.	6.0%
FDJ UNITED	5.3%
Fiserv, Inc.	5.3%
Rentokil Initial PLC	5.1%
Edenred SE	5.1%
H&R Block, Inc.	4.8%
Dentsply Sirona, Inc.	4.5%
Severn Trent PLC	4.0%

Sector Allocation (% of Net Assets)

Financials	21.5%
Consumer Discretionary	16.5%
Utilities	14.8%
Industrials	13.9%
Health Care	13.3%
Communication Services	9.6%
Information Technology	5.0%
Consumer Staples	4.4%
Other (includes short-term investments)	1.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Equity Franchise Portfolio

LZFOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.21%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI World Index
10/17	$9,940	$10,000
11/17	$10,380	$10,217
12/17	$10,418	$10,355
01/18	$11,031	$10,902
02/18	$10,459	$10,450
03/18	$10,268	$10,222
04/18	$10,689	$10,340
05/18	$10,599	$10,404
06/18	$10,549	$10,399
07/18	$10,760	$10,724
08/18	$10,853	$10,857
09/18	$10,964	$10,917
10/18	$10,641	$10,116
11/18	$10,914	$10,231
12/18	$9,862	$9,453
01/19	$10,665	$10,188
02/19	$10,910	$10,495
03/19	$10,564	$10,632
04/19	$11,379	$11,010
05/19	$10,453	$10,374
06/19	$11,111	$11,058
07/19	$11,122	$11,113
08/19	$10,594	$10,885
09/19	$11,253	$11,117
10/19	$11,488	$11,400
11/19	$11,723	$11,717
12/19	$11,972	$12,068
01/20	$11,513	$11,995
02/20	$10,253	$10,981
03/20	$7,981	$9,528
04/20	$9,041	$10,569
05/20	$9,441	$11,079
06/20	$9,453	$11,372
07/20	$9,876	$11,916
08/20	$10,079	$12,712
09/20	$9,914	$12,274
10/20	$9,808	$11,897
11/20	$11,574	$13,419
12/20	$12,079	$13,988
01/21	$12,032	$13,849
02/21	$12,269	$14,203
03/21	$13,053	$14,676
04/21	$13,647	$15,359
05/21	$14,419	$15,580
06/21	$14,110	$15,812
07/21	$14,063	$16,096
08/21	$14,182	$16,496
09/21	$13,896	$15,811
10/21	$14,135	$16,707
11/21	$13,741	$16,341
12/21	$14,780	$17,039
01/22	$14,560	$16,138
02/22	$14,848	$15,729
03/22	$15,507	$16,161
04/22	$14,793	$14,819
05/22	$15,123	$14,830
06/22	$13,709	$13,545
07/22	$14,231	$14,621
08/22	$13,752	$14,009
09/22	$12,353	$12,707
10/22	$13,486	$13,620
11/22	$14,494	$14,567
12/22	$13,974	$13,948
01/23	$15,348	$14,935
02/23	$15,008	$14,576
03/23	$15,101	$15,026
04/23	$15,564	$15,290
05/23	$14,931	$15,137
06/23	$15,858	$16,052
07/23	$16,213	$16,592
08/23	$15,827	$16,195
09/23	$15,086	$15,497
10/23	$14,298	$15,047
11/23	$15,611	$16,458
12/23	$16,548	$17,266
01/24	$16,263	$17,473
02/24	$16,565	$18,214
03/24	$16,732	$18,799
04/24	$15,828	$18,101
05/24	$16,096	$18,909
06/24	$15,811	$19,294
07/24	$17,034	$19,634
08/24	$17,519	$20,153
09/24	$17,854	$20,522
10/24	$16,983	$20,115
11/24	$17,134	$21,038
12/24	$15,997	$20,490
01/25	$16,631	$21,213
02/25	$17,015	$21,060
03/25	$17,111	$20,122
04/25	$17,534	$20,301
05/25	$18,148	$21,503
06/25	$18,571	$22,431

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/29/17
Open Shares	17.46%	14.46%	8.31%
MSCI World Index	16.26%	14.55%	11.25%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$47,903,461
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$444,982

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
International Game Technology PLC	6.4%
Omnicom Group, Inc.	6.0%
FDJ UNITED	5.3%
Fiserv, Inc.	5.3%
Rentokil Initial PLC	5.1%
Edenred SE	5.1%
H&R Block, Inc.	4.8%
Dentsply Sirona, Inc.	4.5%
Severn Trent PLC	4.0%

Sector Allocation (% of Net Assets)

Financials	21.5%
Consumer Discretionary	16.5%
Utilities	14.8%
Industrials	13.9%
Health Care	13.3%
Communication Services	9.6%
Information Technology	5.0%
Consumer Staples	4.4%
Other (includes short-term investments)	1.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Equity Select Portfolio

GESIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$45	0.90%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI ACWI Index
06/15	$10,000	$10,000
07/15	$10,237	$10,087
08/15	$9,612	$9,395
09/15	$9,337	$9,055
10/15	$10,009	$9,766
11/15	$10,047	$9,685
12/15	$9,817	$9,510
01/16	$9,371	$8,937
02/16	$9,152	$8,875
03/16	$9,770	$9,533
04/16	$9,817	$9,674
05/16	$10,026	$9,686
06/16	$9,893	$9,627
07/16	$10,302	$10,042
08/16	$10,178	$10,076
09/16	$10,350	$10,138
10/16	$9,931	$9,966
11/16	$9,979	$10,041
12/16	$10,078	$10,258
01/17	$10,384	$10,539
02/17	$10,729	$10,834
03/17	$10,901	$10,967
04/17	$11,179	$11,138
05/17	$11,514	$11,384
06/17	$11,533	$11,436
07/17	$11,810	$11,755
08/17	$11,925	$11,800
09/17	$12,164	$12,028
10/17	$12,452	$12,278
11/17	$12,739	$12,516
12/17	$12,952	$12,717
01/18	$13,618	$13,435
02/18	$13,141	$12,871
03/18	$13,022	$12,595
04/18	$12,982	$12,715
05/18	$13,131	$12,731
06/18	$13,111	$12,662
07/18	$13,588	$13,044
08/18	$13,633	$13,147
09/18	$13,663	$13,204
10/18	$12,597	$12,214
11/18	$12,886	$12,393
12/18	$12,030	$11,520
01/19	$12,830	$12,430
02/19	$13,302	$12,762
03/19	$13,631	$12,923
04/19	$14,041	$13,359
05/19	$13,446	$12,567
06/19	$14,278	$13,390
07/19	$14,288	$13,429
08/19	$14,206	$13,110
09/19	$14,257	$13,386
10/19	$14,308	$13,752
11/19	$14,616	$14,088
12/19	$15,062	$14,584
01/20	$15,124	$14,423
02/20	$14,058	$13,258
03/20	$12,331	$11,468
04/20	$13,531	$12,697
05/20	$14,027	$13,249
06/20	$14,255	$13,672
07/20	$15,051	$14,396
08/20	$15,900	$15,277
09/20	$15,620	$14,784
10/20	$15,331	$14,425
11/20	$16,779	$16,203
12/20	$17,467	$16,955
01/21	$17,264	$16,878
02/21	$17,596	$17,269
03/21	$18,281	$17,730
04/21	$19,126	$18,505
05/21	$19,458	$18,793
06/21	$19,608	$19,041
07/21	$20,057	$19,172
08/21	$20,423	$19,652
09/21	$19,549	$18,840
10/21	$20,553	$19,802
11/21	$19,938	$19,325
12/21	$20,917	$20,098
01/22	$19,613	$19,111
02/22	$18,811	$18,617
03/22	$19,045	$19,021
04/22	$17,808	$17,498
05/22	$17,730	$17,519
06/22	$16,649	$16,042
07/22	$18,131	$17,162
08/22	$17,140	$16,530
09/22	$15,724	$14,948
10/22	$16,638	$15,850
11/22	$18,009	$17,079
12/22	$17,302	$16,407
01/23	$18,439	$17,583
02/23	$17,831	$17,079
03/23	$18,383	$17,606
04/23	$18,597	$17,859
05/23	$18,192	$17,668
06/23	$19,250	$18,693
07/23	$19,633	$19,378
08/23	$19,058	$18,836
09/23	$18,074	$18,057
10/23	$17,656	$17,514
11/23	$19,250	$19,131
12/23	$20,252	$20,050
01/24	$20,138	$20,167
02/24	$21,033	$21,033
03/24	$21,400	$21,693
04/24	$20,838	$20,978
05/24	$21,549	$21,830
06/24	$21,847	$22,316
07/24	$22,192	$22,676
08/24	$22,775	$23,251
09/24	$23,051	$23,792
10/24	$22,280	$23,258
11/24	$22,936	$24,127
12/24	$22,367	$23,556
01/25	$23,213	$24,347
02/25	$22,845	$24,200
03/25	$21,815	$23,244
04/25	$21,742	$23,461
05/25	$22,588	$24,810
06/25	$23,164	$25,924

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	6.03%	10.20%	8.76%
MSCI ACWI Index	16.17%	13.65%	9.99%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$81,684,616
# of Portfolio Holdings	69
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$282,645

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.2%
Apple, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.3%
Amazon.com, Inc.	3.2%
Visa, Inc., A Shares	2.6%
Charles Schwab Corp.	2.5%
Amphenol Corp., Class A	2.4%
RELX PLC	2.3%
Accenture PLC, Class A	2.3%
Dollarama, Inc.	2.3%

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Financials	19.0%
Industrials	16.6%
Consumer Discretionary	10.4%
Health Care	9.4%
Consumer Staples	8.7%
Communication Services	4.0%
Materials	0.6%
Other (includes short-term investments)	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Equity Select Portfolio

GESOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.15%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI ACWI Index
06/15	$10,000	$10,000
07/15	$10,237	$10,087
08/15	$9,602	$9,395
09/15	$9,327	$9,055
10/15	$10,000	$9,766
11/15	$10,038	$9,685
12/15	$9,806	$9,510
01/16	$9,360	$8,937
02/16	$9,133	$8,875
03/16	$9,749	$9,533
04/16	$9,796	$9,674
05/16	$9,996	$9,686
06/16	$9,863	$9,627
07/16	$10,271	$10,042
08/16	$10,138	$10,076
09/16	$10,308	$10,138
10/16	$9,891	$9,966
11/16	$9,939	$10,041
12/16	$10,036	$10,258
01/17	$10,332	$10,539
02/17	$10,674	$10,834
03/17	$10,846	$10,967
04/17	$11,112	$11,138
05/17	$11,446	$11,384
06/17	$11,465	$11,436
07/17	$11,731	$11,755
08/17	$11,846	$11,800
09/17	$12,074	$12,028
10/17	$12,360	$12,278
11/17	$12,636	$12,516
12/17	$12,848	$12,717
01/18	$13,518	$13,435
02/18	$13,035	$12,871
03/18	$12,917	$12,595
04/18	$12,867	$12,715
05/18	$13,015	$12,731
06/18	$12,986	$12,662
07/18	$13,459	$13,044
08/18	$13,503	$13,147
09/18	$13,523	$13,204
10/18	$12,465	$12,214
11/18	$12,752	$12,393
12/18	$11,906	$11,520
01/19	$12,688	$12,430
02/19	$13,155	$12,762
03/19	$13,479	$12,923
04/19	$13,875	$13,359
05/19	$13,286	$12,567
06/19	$14,109	$13,390
07/19	$14,109	$13,429
08/19	$14,017	$13,110
09/19	$14,068	$13,386
10/19	$14,119	$13,752
11/19	$14,423	$14,088
12/19	$14,862	$14,584
01/20	$14,923	$14,423
02/20	$13,862	$13,258
03/20	$12,159	$11,468
04/20	$13,332	$12,697
05/20	$13,831	$13,249
06/20	$14,046	$13,672
07/20	$14,821	$14,396
08/20	$15,657	$15,277
09/20	$15,382	$14,784
10/20	$15,086	$14,425
11/20	$16,514	$16,203
12/20	$17,191	$16,955
01/21	$16,991	$16,878
02/21	$17,306	$17,269
03/21	$17,980	$17,730
04/21	$18,801	$18,505
05/21	$19,128	$18,793
06/21	$19,264	$19,041
07/21	$19,707	$19,172
08/21	$20,056	$19,652
09/21	$19,196	$18,840
10/21	$20,172	$19,802
11/21	$19,568	$19,325
12/21	$20,521	$20,098
01/22	$19,242	$19,111
02/22	$18,445	$18,617
03/22	$18,674	$19,021
04/22	$17,450	$17,498
05/22	$17,374	$17,519
06/22	$16,303	$16,042
07/22	$17,767	$17,162
08/22	$16,784	$16,530
09/22	$15,396	$14,948
10/22	$16,292	$15,850
11/22	$17,625	$17,079
12/22	$16,930	$16,407
01/23	$18,042	$17,583
02/23	$17,436	$17,079
03/23	$17,976	$17,606
04/23	$18,174	$17,859
05/23	$17,777	$17,668
06/23	$18,801	$18,693
07/23	$19,175	$19,378
08/23	$18,602	$18,836
09/23	$17,652	$18,057
10/23	$17,232	$17,514
11/23	$18,790	$19,131
12/23	$19,762	$20,050
01/24	$19,639	$20,167
02/24	$20,512	$21,033
03/24	$20,858	$21,693
04/24	$20,310	$20,978
05/24	$20,993	$21,830
06/24	$21,284	$22,316
07/24	$21,608	$22,676
08/24	$22,177	$23,251
09/24	$22,435	$23,792
10/24	$21,684	$23,258
11/24	$22,323	$24,127
12/24	$21,752	$23,556
01/25	$22,575	$24,347
02/25	$22,205	$24,200
03/25	$21,203	$23,244
04/25	$21,132	$23,461
05/25	$21,955	$24,810
06/25	$22,503	$25,924

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	5.73%	9.89%	8.45%
MSCI ACWI Index	16.17%	13.65%	9.99%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$81,684,616
# of Portfolio Holdings	69
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$282,645

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.2%
Apple, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.3%
Amazon.com, Inc.	3.2%
Visa, Inc., A Shares	2.6%
Charles Schwab Corp.	2.5%
Amphenol Corp., Class A	2.4%
RELX PLC	2.3%
Accenture PLC, Class A	2.3%
Dollarama, Inc.	2.3%

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Financials	19.0%
Industrials	16.6%
Consumer Discretionary	10.4%
Health Care	9.4%
Consumer Staples	8.7%
Communication Services	4.0%
Materials	0.6%
Other (includes short-term investments)	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Portfolio

LZIEX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.83%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,213	$10,208
08/15	$9,538	$9,457
09/15	$9,158	$8,977
10/15	$9,676	$9,678
11/15	$9,643	$9,528
12/15	$9,412	$9,399
01/16	$8,954	$8,720
02/16	$8,728	$8,560
03/16	$9,329	$9,117
04/16	$9,439	$9,381
05/16	$9,445	$9,296
06/16	$9,191	$8,984
07/16	$9,406	$9,439
08/16	$9,322	$9,445
09/16	$9,461	$9,562
10/16	$9,034	$9,366
11/16	$8,862	$9,179
12/16	$9,018	$9,493
01/17	$9,152	$9,769
02/17	$9,252	$9,908
03/17	$9,514	$10,181
04/17	$9,798	$10,440
05/17	$10,176	$10,823
06/17	$10,115	$10,804
07/17	$10,443	$11,116
08/17	$10,403	$11,112
09/17	$10,599	$11,388
10/17	$10,766	$11,561
11/17	$10,940	$11,682
12/17	$11,075	$11,870
01/18	$11,640	$12,465
02/18	$11,024	$11,903
03/18	$11,053	$11,688
04/18	$11,075	$11,955
05/18	$10,923	$11,686
06/18	$10,776	$11,543
07/18	$10,945	$11,828
08/18	$10,742	$11,599
09/18	$10,855	$11,700
10/18	$10,061	$10,769
11/18	$10,050	$10,755
12/18	$9,568	$10,233
01/19	$10,093	$10,906
02/19	$10,435	$11,184
03/19	$10,520	$11,254
04/19	$10,819	$11,570
05/19	$10,465	$11,015
06/19	$11,057	$11,668
07/19	$10,837	$11,520
08/19	$10,611	$11,222
09/19	$10,887	$11,543
10/19	$11,114	$11,958
11/19	$11,193	$12,093
12/19	$11,596	$12,486
01/20	$11,384	$12,225
02/20	$10,555	$11,120
03/20	$8,923	$9,636
04/20	$9,440	$10,258
05/20	$9,939	$10,705
06/20	$10,194	$11,069
07/20	$10,618	$11,327
08/20	$11,178	$11,910
09/20	$10,934	$11,600
10/20	$10,452	$11,137
11/20	$12,004	$12,863
12/20	$12,611	$13,461
01/21	$12,328	$13,318
02/21	$12,504	$13,617
03/21	$12,826	$13,930
04/21	$13,235	$14,349
05/21	$13,550	$14,817
06/21	$13,298	$14,650
07/21	$13,380	$14,761
08/21	$13,716	$15,021
09/21	$13,317	$14,585
10/21	$13,653	$14,944
11/21	$12,892	$14,248
12/21	$13,368	$14,978
01/22	$12,862	$14,254
02/22	$12,632	$14,002
03/22	$12,446	$14,092
04/22	$11,687	$13,180
05/22	$12,022	$13,279
06/22	$11,048	$12,047
07/22	$11,479	$12,647
08/22	$10,812	$12,047
09/22	$9,840	$10,920
10/22	$10,314	$11,507
11/22	$11,542	$12,803
12/22	$11,386	$12,813
01/23	$12,405	$13,851
02/23	$12,026	$13,562
03/23	$12,381	$13,898
04/23	$12,555	$14,290
05/23	$12,097	$13,685
06/23	$12,887	$14,308
07/23	$13,124	$14,771
08/23	$12,668	$14,205
09/23	$12,170	$13,720
10/23	$11,790	$13,164
11/23	$12,834	$14,386
12/23	$13,256	$15,150
01/24	$13,150	$15,237
02/24	$13,617	$15,516
03/24	$14,085	$16,026
04/24	$13,593	$15,616
05/24	$14,282	$16,221
06/24	$13,970	$15,959
07/24	$14,585	$16,427
08/24	$15,200	$16,961
09/24	$15,358	$17,118
10/24	$14,411	$16,187
11/24	$14,402	$16,095
12/24	$14,039	$15,729
01/25	$14,869	$16,556
02/25	$15,325	$16,877
03/25	$15,271	$16,809
04/25	$15,932	$17,579
05/25	$16,763	$18,383
06/25	$17,272	$18,788

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	23.63%	11.12%	5.62%
MSCI EAFE Index	17.73%	11.16%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,137,063,631
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,819,024

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.4%
Thales SA	2.4%
Engie SA	2.0%
AIA Group Ltd.	1.9%
ASML Holding NV	1.9%
National Bank of Greece SA	1.9%
Orange SA	1.8%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	20.4%
Industrials	17.4%
Information Technology	12.6%
Consumer Discretionary	12.2%
Materials	8.4%
Consumer Staples	8.2%
Health Care	6.5%
Communication Services	5.3%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	4.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Portfolio

LZIOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$60	1.09%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,212	$10,208
08/15	$9,540	$9,457
09/15	$9,158	$8,977
10/15	$9,671	$9,678
11/15	$9,633	$9,528
12/15	$9,403	$9,399
01/16	$8,945	$8,720
02/16	$8,716	$8,560
03/16	$9,311	$9,117
04/16	$9,420	$9,381
05/16	$9,425	$9,296
06/16	$9,169	$8,984
07/16	$9,382	$9,439
08/16	$9,296	$9,445
09/16	$9,433	$9,562
10/16	$9,006	$9,366
11/16	$8,836	$9,179
12/16	$8,984	$9,493
01/17	$9,116	$9,769
02/17	$9,215	$9,908
03/17	$9,472	$10,181
04/17	$9,758	$10,440
05/17	$10,125	$10,823
06/17	$10,065	$10,804
07/17	$10,388	$11,116
08/17	$10,349	$11,112
09/17	$10,536	$11,388
10/17	$10,701	$11,561
11/17	$10,872	$11,682
12/17	$11,006	$11,870
01/18	$11,566	$12,465
02/18	$10,950	$11,903
03/18	$10,978	$11,688
04/18	$10,995	$11,955
05/18	$10,839	$11,686
06/18	$10,695	$11,543
07/18	$10,861	$11,828
08/18	$10,656	$11,599
09/18	$10,767	$11,700
10/18	$9,976	$10,769
11/18	$9,965	$10,755
12/18	$9,484	$10,233
01/19	$10,004	$10,906
02/19	$10,338	$11,184
03/19	$10,422	$11,254
04/19	$10,721	$11,570
05/19	$10,362	$11,015
06/19	$10,942	$11,668
07/19	$10,727	$11,520
08/19	$10,499	$11,222
09/19	$10,769	$11,543
10/19	$10,991	$11,958
11/19	$11,069	$12,093
12/19	$11,465	$12,486
01/20	$11,252	$12,225
02/20	$10,431	$11,120
03/20	$8,812	$9,636
04/20	$9,323	$10,258
05/20	$9,816	$10,705
06/20	$10,065	$11,069
07/20	$10,485	$11,327
08/20	$11,032	$11,910
09/20	$10,788	$11,600
10/20	$10,312	$11,137
11/20	$11,839	$12,863
12/20	$12,432	$13,461
01/21	$12,149	$13,318
02/21	$12,321	$13,617
03/21	$12,634	$13,930
04/21	$13,039	$14,349
05/21	$13,346	$14,817
06/21	$13,094	$14,650
07/21	$13,174	$14,761
08/21	$13,496	$15,021
09/21	$13,100	$14,585
10/21	$13,434	$14,944
11/21	$12,680	$14,248
12/21	$13,148	$14,978
01/22	$12,644	$14,254
02/22	$12,420	$14,002
03/22	$12,233	$14,092
04/22	$11,483	$13,180
05/22	$11,815	$13,279
06/22	$10,856	$12,047
07/22	$11,274	$12,647
08/22	$10,612	$12,047
09/22	$9,655	$10,920
10/22	$10,122	$11,507
11/22	$11,320	$12,803
12/22	$11,169	$12,813
01/23	$12,162	$13,851
02/23	$11,795	$13,562
03/23	$12,139	$13,898
04/23	$12,307	$14,290
05/23	$11,856	$13,685
06/23	$12,628	$14,308
07/23	$12,857	$14,771
08/23	$12,409	$14,205
09/23	$11,920	$13,720
10/23	$11,545	$13,164
11/23	$12,561	$14,386
12/23	$12,968	$15,150
01/24	$12,858	$15,237
02/24	$13,324	$15,516
03/24	$13,774	$16,026
04/24	$13,284	$15,616
05/24	$13,956	$16,221
06/24	$13,656	$15,959
07/24	$14,249	$16,427
08/24	$14,848	$16,961
09/24	$14,992	$17,118
10/24	$14,072	$16,187
11/24	$14,056	$16,095
12/24	$13,703	$15,729
01/25	$14,509	$16,556
02/25	$14,954	$16,877
03/25	$14,894	$16,809
04/25	$15,537	$17,579
05/25	$16,343	$18,383
06/25	$16,831	$18,788

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	23.25%	10.83%	5.34%
MSCI EAFE Index	17.73%	11.16%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,137,063,631
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,819,024

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.4%
Thales SA	2.4%
Engie SA	2.0%
AIA Group Ltd.	1.9%
ASML Holding NV	1.9%
National Bank of Greece SA	1.9%
Orange SA	1.8%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	20.4%
Industrials	17.4%
Information Technology	12.6%
Consumer Discretionary	12.2%
Materials	8.4%
Consumer Staples	8.2%
Health Care	6.5%
Communication Services	5.3%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	4.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Portfolio

RLIEX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$44	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	MSCI EAFE Index
06/15	$1,000,000	$1,000,000
07/15	$1,021,346	$1,020,763
08/15	$954,318	$945,673
09/15	$916,255	$897,655
10/15	$968,109	$967,824
11/15	$964,799	$952,768
12/15	$941,630	$939,930
01/16	$895,845	$871,960
02/16	$873,228	$855,985
03/16	$933,356	$911,681
04/16	$944,389	$938,075
05/16	$944,940	$929,554
06/16	$919,565	$898,350
07/16	$941,079	$943,880
08/16	$933,023	$944,550
09/16	$946,899	$956,153
10/16	$904,160	$936,595
11/16	$886,954	$917,941
12/16	$902,338	$949,329
01/17	$915,722	$976,868
02/17	$925,761	$990,836
03/17	$951,972	$1,018,113
04/17	$980,972	$1,044,018
05/17	$1,018,337	$1,082,338
06/17	$1,012,202	$1,080,423
07/17	$1,045,106	$1,111,589
08/17	$1,041,069	$1,111,170
09/17	$1,060,659	$1,138,817
10/17	$1,077,450	$1,156,110
11/17	$1,094,801	$1,168,237
12/17	$1,108,514	$1,186,988
01/18	$1,165,100	$1,246,526
02/18	$1,103,421	$1,190,263
03/18	$1,106,251	$1,168,810
04/18	$1,107,948	$1,195,497
05/18	$1,093,236	$1,168,625
06/18	$1,078,524	$1,154,348
07/18	$1,094,933	$1,182,762
08/18	$1,074,522	$1,159,920
09/18	$1,085,886	$1,169,988
10/18	$1,006,902	$1,076,867
11/18	$1,005,766	$1,075,510
12/18	$957,557	$1,023,300
01/19	$1,010,144	$1,090,552
02/19	$1,044,386	$1,118,351
03/19	$1,052,946	$1,125,403
04/19	$1,082,908	$1,157,038
05/19	$1,047,443	$1,101,470
06/19	$1,106,144	$1,166,815
07/19	$1,084,743	$1,152,000
08/19	$1,062,088	$1,122,156
09/19	$1,089,100	$1,154,313
10/19	$1,111,816	$1,195,787
11/19	$1,120,411	$1,209,268
12/19	$1,160,255	$1,248,569
01/20	$1,139,023	$1,222,486
02/20	$1,056,594	$1,111,973
03/20	$892,984	$963,558
04/20	$944,815	$1,025,804
05/20	$994,148	$1,070,478
06/20	$1,020,375	$1,106,928
07/20	$1,062,839	$1,132,730
08/20	$1,118,345	$1,190,965
09/20	$1,094,524	$1,160,020
10/20	$1,046,255	$1,113,701
11/20	$1,201,093	$1,286,339
12/20	$1,262,187	$1,346,148
01/21	$1,233,774	$1,331,806
02/21	$1,251,453	$1,361,679
03/21	$1,283,655	$1,392,988
04/21	$1,324,697	$1,434,903
05/21	$1,356,267	$1,481,696
06/21	$1,331,011	$1,465,022
07/21	$1,339,219	$1,476,052
08/21	$1,372,947	$1,502,089
09/21	$1,332,903	$1,458,497
10/21	$1,366,591	$1,494,369
11/21	$1,290,316	$1,424,816
12/21	$1,338,258	$1,497,772
01/22	$1,287,561	$1,425,393
02/22	$1,264,449	$1,400,190
03/22	$1,246,556	$1,409,190
04/22	$1,169,764	$1,318,023
05/22	$1,204,059	$1,327,904
06/22	$1,106,393	$1,204,691
07/22	$1,149,634	$1,264,720
08/22	$1,082,687	$1,204,653
09/22	$985,253	$1,091,961
10/22	$1,032,801	$1,150,681
11/22	$1,155,178	$1,280,289
12/22	$1,139,927	$1,281,318
01/23	$1,242,187	$1,385,075
02/23	$1,204,137	$1,356,174
03/23	$1,239,809	$1,389,785
04/23	$1,257,249	$1,429,023
05/23	$1,211,271	$1,368,549
06/23	$1,290,543	$1,430,831
07/23	$1,314,324	$1,477,128
08/23	$1,268,596	$1,420,536
09/23	$1,218,613	$1,372,013
10/23	$1,181,325	$1,316,390
11/23	$1,285,256	$1,438,574
12/23	$1,328,051	$1,515,004
01/24	$1,316,524	$1,523,723
02/24	$1,364,278	$1,551,614
03/24	$1,410,386	$1,602,646
04/24	$1,360,985	$1,561,604
05/24	$1,430,969	$1,622,092
06/24	$1,399,682	$1,595,906
07/24	$1,460,609	$1,642,724
08/24	$1,523,111	$1,696,139
09/24	$1,538,117	$1,711,802
10/24	$1,443,913	$1,618,712
11/24	$1,443,079	$1,609,529
12/24	$1,407,218	$1,572,925
01/25	$1,489,732	$1,655,585
02/25	$1,535,473	$1,687,692
03/25	$1,530,092	$1,680,883
04/25	$1,596,462	$1,757,877
05/25	$1,679,873	$1,838,305
06/25	$1,730,995	$1,878,809

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	23.67%	11.15%	5.64%
MSCI EAFE Index	17.73%	11.16%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,137,063,631
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,819,024

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.4%
Thales SA	2.4%
Engie SA	2.0%
AIA Group Ltd.	1.9%
ASML Holding NV	1.9%
National Bank of Greece SA	1.9%
Orange SA	1.8%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

Sector Allocation (% of Net Assets)

Financials	20.4%
Industrials	17.4%
Information Technology	12.6%
Consumer Discretionary	12.2%
Materials	8.4%
Consumer Staples	8.2%
Health Care	6.5%
Communication Services	5.3%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	4.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Select Portfolio

LZSIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$48	0.90%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI ACWI ex USA Index
06/15	$10,000	$10,000
07/15	$10,052	$9,972
08/15	$9,406	$9,210
09/15	$8,976	$8,783
10/15	$9,542	$9,437
11/15	$9,469	$9,242
12/15	$9,228	$9,068
01/16	$8,787	$8,451
02/16	$8,640	$8,354
03/16	$9,322	$9,034
04/16	$9,458	$9,272
05/16	$9,427	$9,115
06/16	$9,395	$8,976
07/16	$9,658	$9,419
08/16	$9,530	$9,479
09/16	$9,668	$9,596
10/16	$9,297	$9,458
11/16	$9,021	$9,239
12/16	$9,169	$9,476
01/17	$9,466	$9,811
02/17	$9,593	$9,968
03/17	$9,858	$10,220
04/17	$10,198	$10,439
05/17	$10,590	$10,778
06/17	$10,547	$10,811
07/17	$10,971	$11,210
08/17	$10,996	$11,268
09/17	$11,199	$11,478
10/17	$11,370	$11,694
11/17	$11,551	$11,789
12/17	$11,765	$12,052
01/18	$12,373	$12,723
02/18	$11,786	$12,123
03/18	$11,754	$11,910
04/18	$11,690	$12,100
05/18	$11,487	$11,820
06/18	$11,317	$11,598
07/18	$11,519	$11,876
08/18	$11,312	$11,627
09/18	$11,409	$11,680
10/18	$10,452	$10,730
11/18	$10,527	$10,832
12/18	$10,012	$10,341
01/19	$10,670	$11,123
02/19	$10,879	$11,340
03/19	$10,999	$11,408
04/19	$11,372	$11,709
05/19	$10,890	$11,080
06/19	$11,526	$11,748
07/19	$11,285	$11,605
08/19	$11,010	$11,247
09/19	$11,263	$11,536
10/19	$11,515	$11,939
11/19	$11,581	$12,044
12/19	$12,047	$12,566
01/20	$11,778	$12,228
02/20	$10,881	$11,262
03/20	$9,167	$9,631
04/20	$9,772	$10,361
05/20	$10,231	$10,700
06/20	$10,590	$11,184
07/20	$11,061	$11,682
08/20	$11,565	$12,182
09/20	$11,352	$11,883
10/20	$11,005	$11,627
11/20	$12,417	$13,191
12/20	$13,051	$13,904
01/21	$12,768	$13,935
02/21	$12,870	$14,210
03/21	$13,164	$14,390
04/21	$13,458	$14,814
05/21	$13,888	$15,277
06/21	$13,673	$15,178
07/21	$13,538	$14,928
08/21	$13,741	$15,212
09/21	$13,232	$14,725
10/21	$13,639	$15,076
11/21	$12,983	$14,397
12/21	$13,474	$14,992
01/22	$13,135	$14,440
02/22	$12,748	$14,154
03/22	$12,702	$14,177
04/22	$11,952	$13,286
05/22	$12,233	$13,382
06/22	$11,180	$12,231
07/22	$11,613	$12,649
08/22	$11,082	$12,242
09/22	$10,083	$11,019
10/22	$10,565	$11,348
11/22	$11,634	$12,688
12/22	$11,379	$12,593
01/23	$12,325	$13,614
02/23	$11,882	$13,137
03/23	$12,229	$13,458
04/23	$12,337	$13,691
05/23	$11,894	$13,194
06/23	$12,540	$13,786
07/23	$12,767	$14,346
08/23	$12,229	$13,698
09/23	$11,690	$13,266
10/23	$11,379	$12,718
11/23	$12,277	$13,863
12/23	$12,752	$14,560
01/24	$12,691	$14,415
02/24	$13,189	$14,780
03/24	$13,602	$15,242
04/24	$13,104	$14,968
05/24	$13,590	$15,403
06/24	$13,371	$15,388
07/24	$13,723	$15,744
08/24	$14,235	$16,193
09/24	$14,344	$16,629
10/24	$13,445	$15,813
11/24	$13,372	$15,670
12/24	$13,021	$15,365
01/25	$13,676	$15,984
02/25	$13,812	$16,206
03/25	$13,602	$16,169
04/25	$13,973	$16,753
05/25	$14,714	$17,521
06/25	$15,134	$18,115

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	13.19%	7.40%	4.23%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$56,315,993
# of Portfolio Holdings	74
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$129,746

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Thales SA	2.6%
ASML Holding NV	2.5%
Unilever PLC	2.4%
Piraeus Financial Holdings SA	2.4%
Tencent Holdings Ltd.	2.3%
RELX PLC	2.3%
Aon PLC, Class A	2.1%
MTU Aero Engines AG	2.1%
Compass Group PLC	2.0%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	21.4%
Information Technology	18.0%
Consumer Discretionary	9.5%
Communication Services	5.6%
Materials	5.1%
Health Care	5.0%
Consumer Staples	4.4%
Utilities	2.0%
Real Estate	1.0%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Select Portfolio

LZESX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$62	1.15%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI ACWI ex USA Index
06/15	$10,000	$10,000
07/15	$10,041	$9,972
08/15	$9,405	$9,210
09/15	$8,966	$8,783
10/15	$9,530	$9,437
11/15	$9,457	$9,242
12/15	$9,217	$9,068
01/16	$8,767	$8,451
02/16	$8,621	$8,354
03/16	$9,300	$9,034
04/16	$9,436	$9,272
05/16	$9,394	$9,115
06/16	$9,363	$8,976
07/16	$9,624	$9,419
08/16	$9,491	$9,479
09/16	$9,628	$9,596
10/16	$9,259	$9,458
11/16	$8,975	$9,239
12/16	$9,122	$9,476
01/17	$9,417	$9,811
02/17	$9,543	$9,968
03/17	$9,807	$10,220
04/17	$10,144	$10,439
05/17	$10,523	$10,778
06/17	$10,470	$10,811
07/17	$10,892	$11,210
08/17	$10,915	$11,268
09/17	$11,116	$11,478
10/17	$11,285	$11,694
11/17	$11,465	$11,789
12/17	$11,666	$12,052
01/18	$12,280	$12,723
02/18	$11,687	$12,123
03/18	$11,645	$11,910
04/18	$11,581	$12,100
05/18	$11,381	$11,820
06/18	$11,211	$11,598
07/18	$11,402	$11,876
08/18	$11,201	$11,627
09/18	$11,297	$11,680
10/18	$10,341	$10,730
11/18	$10,405	$10,832
12/18	$9,897	$10,341
01/19	$10,556	$11,123
02/19	$10,761	$11,340
03/19	$10,869	$11,408
04/19	$11,236	$11,709
05/19	$10,750	$11,080
06/19	$11,376	$11,748
07/19	$11,139	$11,605
08/19	$10,869	$11,247
09/19	$11,106	$11,536
10/19	$11,354	$11,939
11/19	$11,419	$12,044
12/19	$11,874	$12,566
01/20	$11,610	$12,228
02/20	$10,719	$11,262
03/20	$9,026	$9,631
04/20	$9,631	$10,361
05/20	$10,071	$10,700
06/20	$10,422	$11,184
07/20	$10,884	$11,682
08/20	$11,379	$12,182
09/20	$11,181	$11,883
10/20	$10,818	$11,627
11/20	$12,214	$13,191
12/20	$12,826	$13,904
01/21	$12,549	$13,935
02/21	$12,660	$14,210
03/21	$12,937	$14,390
04/21	$13,225	$14,814
05/21	$13,646	$15,277
06/21	$13,425	$15,178
07/21	$13,292	$14,928
08/21	$13,480	$15,212
09/21	$12,981	$14,725
10/21	$13,380	$15,076
11/21	$12,727	$14,397
12/21	$13,215	$14,992
01/22	$12,872	$14,440
02/22	$12,496	$14,154
03/22	$12,450	$14,177
04/22	$11,707	$13,286
05/22	$11,982	$13,382
06/22	$10,954	$12,231
07/22	$11,376	$12,649
08/22	$10,858	$12,242
09/22	$9,872	$11,019
10/22	$10,331	$11,348
11/22	$11,386	$12,688
12/22	$11,132	$12,593
01/23	$12,052	$13,614
02/23	$11,621	$13,137
03/23	$11,959	$13,458
04/23	$12,063	$13,691
05/23	$11,633	$13,194
06/23	$12,250	$13,786
07/23	$12,471	$14,346
08/23	$11,947	$13,698
09/23	$11,411	$13,266
10/23	$11,120	$12,718
11/23	$11,982	$13,863
12/23	$12,448	$14,560
01/24	$12,389	$14,415
02/24	$12,861	$14,780
03/24	$13,262	$15,242
04/24	$12,778	$14,968
05/24	$13,238	$15,403
06/24	$13,026	$15,388
07/24	$13,368	$15,744
08/24	$13,864	$16,193
09/24	$13,971	$16,629
10/24	$13,097	$15,813
11/24	$13,015	$15,670
12/24	$12,679	$15,365
01/25	$13,301	$15,984
02/25	$13,444	$16,206
03/25	$13,241	$16,169
04/25	$13,588	$16,753
05/25	$14,317	$17,521
06/25	$14,724	$18,115

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	13.04%	7.15%	3.94%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$56,315,993
# of Portfolio Holdings	74
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$129,746

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Thales SA	2.6%
ASML Holding NV	2.5%
Unilever PLC	2.4%
Piraeus Financial Holdings SA	2.4%
Tencent Holdings Ltd.	2.3%
RELX PLC	2.3%
Aon PLC, Class A	2.1%
MTU Aero Engines AG	2.1%
Compass Group PLC	2.0%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	21.4%
Information Technology	18.0%
Consumer Discretionary	9.5%
Communication Services	5.6%
Materials	5.1%
Health Care	5.0%
Consumer Staples	4.4%
Utilities	2.0%
Real Estate	1.0%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Quality Growth Portfolio

ICMPX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$44	0.84%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,000	$10,000
02/19	$10,990	$10,195	$10,270
03/19	$11,300	$10,256	$10,437
04/19	$11,700	$10,527	$10,766
05/19	$11,320	$9,962	$10,214
06/19	$12,030	$10,562	$10,892
07/19	$11,910	$10,434	$10,869
08/19	$11,680	$10,112	$10,672
09/19	$11,850	$10,372	$10,799
10/19	$12,190	$10,734	$11,192
11/19	$12,610	$10,829	$11,363
12/19	$13,006	$11,298	$11,834
01/20	$12,740	$10,994	$11,720
02/20	$12,002	$10,125	$10,865
03/20	$10,628	$8,659	$9,675
04/20	$11,428	$9,315	$10,510
05/20	$12,145	$9,620	$10,967
06/20	$12,576	$10,055	$11,523
07/20	$13,498	$10,503	$12,304
08/20	$14,246	$10,953	$12,806
09/20	$14,205	$10,683	$12,694
10/20	$13,939	$10,454	$12,471
11/20	$15,302	$11,860	$13,739
12/20	$16,121	$12,501	$14,461
01/21	$16,255	$12,528	$14,549
02/21	$16,214	$12,776	$14,496
03/21	$16,524	$12,938	$14,450
04/21	$17,269	$13,319	$14,983
05/21	$17,775	$13,735	$15,345
06/21	$17,796	$13,646	$15,404
07/21	$18,179	$13,421	$15,170
08/21	$18,571	$13,676	$15,513
09/21	$17,682	$13,238	$14,846
10/21	$18,189	$13,554	$15,306
11/21	$17,289	$12,944	$14,753
12/21	$17,731	$13,479	$15,198
01/22	$16,486	$12,982	$13,972
02/22	$15,905	$12,725	$13,582
03/22	$16,106	$12,746	$13,560
04/22	$14,871	$11,945	$12,551
05/22	$14,882	$12,031	$12,443
06/22	$13,636	$10,996	$11,430
07/22	$14,650	$11,372	$12,059
08/22	$13,721	$11,007	$11,589
09/22	$12,475	$9,907	$10,359
10/22	$13,161	$10,203	$10,562
11/22	$14,787	$11,407	$11,875
12/22	$14,167	$11,322	$11,694
01/23	$15,223	$12,240	$12,683
02/23	$14,754	$11,811	$12,140
03/23	$15,341	$12,099	$12,699
04/23	$15,575	$12,310	$12,827
05/23	$15,191	$11,862	$12,472
06/23	$15,949	$12,394	$12,946
07/23	$16,194	$12,898	$13,349
08/23	$15,426	$12,316	$12,668
09/23	$14,743	$11,927	$12,000
10/23	$14,338	$11,435	$11,533
11/23	$15,757	$12,464	$12,726
12/23	$16,693	$13,090	$13,335
01/24	$16,575	$12,960	$13,233
02/24	$17,197	$13,288	$13,739
03/24	$17,584	$13,703	$14,123
04/24	$16,532	$13,457	$13,732
05/24	$17,122	$13,848	$14,094
06/24	$17,380	$13,835	$14,225
07/24	$17,594	$14,155	$14,375
08/24	$18,475	$14,558	$14,833
09/24	$18,979	$14,950	$15,210
10/24	$18,035	$14,217	$14,436
11/24	$18,056	$14,088	$14,317
12/24	$17,629	$13,814	$14,011
01/25	$18,755	$14,371	$14,607
02/25	$18,523	$14,570	$14,618
03/25	$17,960	$14,537	$14,286
04/25	$18,667	$15,062	$14,868
05/25	$19,407	$15,752	$15,619
06/25	$19,639	$16,287	$16,238

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	13.00%	9.32%	10.95%
MSCI ACWI ex USA Index	17.72%	10.13%	9.01%
MSCI ACWI ex USA Growth Index	14.15%	7.10%	8.97%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$406,183,940
# of Portfolio Holdings	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,320,050

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.1%
EssilorLuxottica SA	3.3%
Halma PLC	3.3%
London Stock Exchange Group PLC	3.3%
RELX PLC	3.3%
Tencent Holdings Ltd.	3.1%
ASML Holding NV	3.1%
SAP SE	3.1%
HDFC Bank Ltd. ADR	3.1%
Dollarama, Inc.	2.9%

Sector Allocation (% of Net Assets)

Information Technology	25.3%
Industrials	21.5%
Financials	17.4%
Health Care	9.4%
Communication Services	9.1%
Consumer Discretionary	8.7%
Consumer Staples	7.4%
Other (includes short-term investments)	1.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Quality Growth Portfolio

OCMPX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.10%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,000	$10,000
02/19	$10,980	$10,195	$10,270
03/19	$11,290	$10,256	$10,437
04/19	$11,690	$10,527	$10,766
05/19	$11,310	$9,962	$10,214
06/19	$12,000	$10,562	$10,892
07/19	$11,880	$10,434	$10,869
08/19	$11,650	$10,112	$10,672
09/19	$11,820	$10,372	$10,799
10/19	$12,150	$10,734	$11,192
11/19	$12,580	$10,829	$11,363
12/19	$12,966	$11,298	$11,834
01/20	$12,700	$10,994	$11,720
02/20	$11,962	$10,125	$10,865
03/20	$10,588	$8,659	$9,675
04/20	$11,377	$9,315	$10,510
05/20	$12,095	$9,620	$10,967
06/20	$12,515	$10,055	$11,523
07/20	$13,427	$10,503	$12,304
08/20	$14,176	$10,953	$12,806
09/20	$14,135	$10,683	$12,694
10/20	$13,858	$10,454	$12,471
11/20	$15,211	$11,860	$13,739
12/20	$16,030	$12,501	$14,461
01/21	$16,154	$12,528	$14,549
02/21	$16,113	$12,776	$14,496
03/21	$16,423	$12,938	$14,450
04/21	$17,157	$13,319	$14,983
05/21	$17,653	$13,735	$15,345
06/21	$17,674	$13,646	$15,404
07/21	$18,046	$13,421	$15,170
08/21	$18,428	$13,676	$15,513
09/21	$17,550	$13,238	$14,846
10/21	$18,056	$13,554	$15,306
11/21	$17,147	$12,944	$14,753
12/21	$17,584	$13,479	$15,198
01/22	$16,342	$12,982	$13,972
02/22	$15,763	$12,725	$13,582
03/22	$15,963	$12,746	$13,560
04/22	$14,731	$11,945	$12,551
05/22	$14,741	$12,031	$12,443
06/22	$13,509	$10,996	$11,430
07/22	$14,510	$11,372	$12,059
08/22	$13,583	$11,007	$11,589
09/22	$12,340	$9,907	$10,359
10/22	$13,025	$10,203	$10,562
11/22	$14,625	$11,407	$11,875
12/22	$14,014	$11,322	$11,694
01/23	$15,054	$12,240	$12,683
02/23	$14,587	$11,811	$12,140
03/23	$15,171	$12,099	$12,699
04/23	$15,394	$12,310	$12,827
05/23	$15,011	$11,862	$12,472
06/23	$15,755	$12,394	$12,946
07/23	$15,999	$12,898	$13,349
08/23	$15,245	$12,316	$12,668
09/23	$14,555	$11,927	$12,000
10/23	$14,152	$11,435	$11,533
11/23	$15,553	$12,464	$12,726
12/23	$16,475	$13,090	$13,335
01/24	$16,348	$12,960	$13,233
02/24	$16,966	$13,288	$13,739
03/24	$17,339	$13,703	$14,123
04/24	$16,294	$13,457	$13,732
05/24	$16,880	$13,848	$14,094
06/24	$17,126	$13,835	$14,225
07/24	$17,339	$14,155	$14,375
08/24	$18,202	$14,558	$14,833
09/24	$18,703	$14,950	$15,210
10/24	$17,765	$14,217	$14,436
11/24	$17,776	$14,088	$14,317
12/24	$17,361	$13,814	$14,011
01/25	$18,455	$14,371	$14,607
02/25	$18,225	$14,570	$14,618
03/25	$17,678	$14,537	$14,286
04/25	$18,367	$15,062	$14,868
05/25	$19,089	$15,752	$15,619
06/25	$19,308	$16,287	$16,238

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/31/18
Open Shares	12.75%	9.06%	10.66%
MSCI ACWI ex USA Index	17.72%	10.13%	9.01%
MSCI ACWI ex USA Growth Index	14.15%	7.10%	8.97%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$406,183,940
# of Portfolio Holdings	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,320,050

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.1%
EssilorLuxottica SA	3.3%
Halma PLC	3.3%
London Stock Exchange Group PLC	3.3%
RELX PLC	3.3%
Tencent Holdings Ltd.	3.1%
ASML Holding NV	3.1%
SAP SE	3.1%
HDFC Bank Ltd. ADR	3.1%
Dollarama, Inc.	2.9%

Sector Allocation (% of Net Assets)

Information Technology	25.3%
Industrials	21.5%
Financials	17.4%
Health Care	9.4%
Communication Services	9.1%
Consumer Discretionary	8.7%
Consumer Staples	7.4%
Other (includes short-term investments)	1.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Quality Growth Portfolio

RCMPX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$42	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$988,563	$1,000,000	$1,000,000
03/23	$1,027,877	$1,024,446	$1,046,012
04/23	$1,043,603	$1,042,243	$1,056,597
05/23	$1,017,870	$1,004,349	$1,027,339
06/23	$1,068,620	$1,049,414	$1,066,352
07/23	$1,085,061	$1,092,079	$1,099,577
08/23	$1,034,310	$1,042,755	$1,043,503
09/23	$987,848	$1,009,820	$988,440
10/23	$960,686	$968,156	$949,969
11/23	$1,055,754	$1,055,304	$1,048,284
12/23	$1,119,034	$1,108,325	$1,098,404
01/24	$1,111,118	$1,097,316	$1,090,013
02/24	$1,152,856	$1,125,097	$1,131,681
03/24	$1,178,763	$1,160,267	$1,163,325
04/24	$1,108,239	$1,139,432	$1,131,147
05/24	$1,148,539	$1,172,508	$1,160,961
06/24	$1,165,090	$1,171,393	$1,171,744
07/24	$1,180,203	$1,198,516	$1,184,113
08/24	$1,239,213	$1,232,649	$1,221,776
09/24	$1,273,036	$1,265,841	$1,252,831
10/24	$1,209,708	$1,203,732	$1,189,133
11/24	$1,211,147	$1,192,836	$1,179,318
12/24	$1,182,346	$1,169,659	$1,154,089
01/25	$1,257,910	$1,216,789	$1,203,154
02/25	$1,242,353	$1,233,677	$1,204,076
03/25	$1,205,312	$1,230,878	$1,176,735
04/25	$1,252,724	$1,275,316	$1,224,688
05/25	$1,302,359	$1,333,741	$1,286,515
06/25	$1,317,916	$1,378,986	$1,337,537

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 2/22/23
R6 Shares	13.12%	12.45%
MSCI ACWI ex USA Index	17.72%	14.15%
MSCI ACWI ex USA Growth Index	14.15%	12.58%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$406,183,940
# of Portfolio Holdings	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,320,050

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.1%
EssilorLuxottica SA	3.3%
Halma PLC	3.3%
London Stock Exchange Group PLC	3.3%
RELX PLC	3.3%
Tencent Holdings Ltd.	3.1%
ASML Holding NV	3.1%
SAP SE	3.1%
HDFC Bank Ltd. ADR	3.1%
Dollarama, Inc.	2.9%

Sector Allocation (% of Net Assets)

Information Technology	25.3%
Industrials	21.5%
Financials	17.4%
Health Care	9.4%
Communication Services	9.1%
Consumer Discretionary	8.7%
Consumer Staples	7.4%
Other (includes short-term investments)	1.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Small Cap Equity Portfolio

LZISX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$58	1.03%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI EAFE Investable Market Index (IMI)	MSCI EAFE Small Cap Index
06/15	$10,000	$10,000	$10,000
07/15	$10,045	$10,191	$10,085
08/15	$9,468	$9,481	$9,642
09/15	$9,197	$9,021	$9,317
10/15	$9,613	$9,704	$9,874
11/15	$9,813	$9,573	$9,877
12/15	$9,876	$9,471	$9,949
01/16	$9,296	$8,778	$9,167
02/16	$9,142	$8,637	$9,156
03/16	$9,912	$9,217	$9,890
04/16	$9,858	$9,476	$10,117
05/16	$9,967	$9,409	$10,170
06/16	$9,577	$9,067	$9,633
07/16	$9,940	$9,540	$10,224
08/16	$9,756	$9,538	$10,163
09/16	$10,060	$9,679	$10,465
10/16	$9,591	$9,470	$10,169
11/16	$9,352	$9,270	$9,883
12/16	$9,408	$9,580	$10,166
01/17	$9,707	$9,866	$10,526
02/17	$9,800	$10,019	$10,762
03/17	$10,061	$10,284	$10,977
04/17	$10,630	$10,571	$11,447
05/17	$10,984	$10,959	$11,869
06/17	$10,994	$10,942	$11,866
07/17	$11,478	$11,269	$12,296
08/17	$11,581	$11,279	$12,397
09/17	$11,982	$11,566	$12,751
10/17	$12,252	$11,744	$12,966
11/17	$12,514	$11,877	$13,172
12/17	$12,859	$12,086	$13,523
01/18	$13,446	$12,694	$14,214
02/18	$12,849	$12,139	$13,710
03/18	$12,952	$11,933	$13,555
04/18	$12,793	$12,189	$13,739
05/18	$12,681	$11,938	$13,608
06/18	$12,495	$11,779	$13,343
07/18	$12,597	$12,037	$13,430
08/18	$12,315	$11,825	$13,322
09/18	$12,125	$11,899	$13,226
10/18	$10,629	$10,922	$11,953
11/18	$10,496	$10,900	$11,869
12/18	$9,659	$10,345	$11,103
01/19	$10,600	$11,047	$11,998
02/19	$10,833	$11,324	$12,267
03/19	$10,678	$11,387	$12,287
04/19	$11,057	$11,711	$12,657
05/19	$10,620	$11,140	$11,988
06/19	$11,037	$11,774	$12,496
07/19	$10,785	$11,634	$12,408
08/19	$10,574	$11,335	$12,101
09/19	$10,833	$11,658	$12,442
10/19	$11,283	$12,093	$13,007
11/19	$11,642	$12,248	$13,295
12/19	$12,171	$12,666	$13,875
01/20	$11,842	$12,386	$13,473
02/20	$10,833	$11,253	$12,152
03/20	$8,956	$9,688	$10,057
04/20	$9,895	$10,367	$11,102
05/20	$10,614	$10,859	$11,894
06/20	$11,003	$11,197	$12,056
07/20	$11,353	$11,474	$12,462
08/20	$11,905	$12,102	$13,391
09/20	$11,802	$11,820	$13,292
10/20	$11,485	$11,357	$12,830
11/20	$12,907	$13,088	$14,592
12/20	$13,807	$13,738	$15,588
01/21	$13,797	$13,606	$15,530
02/21	$14,103	$13,920	$15,941
03/21	$14,277	$14,238	$16,290
04/21	$15,198	$14,688	$16,945
05/21	$15,576	$15,139	$17,284
06/21	$15,453	$14,956	$16,998
07/21	$15,689	$15,091	$17,286
08/21	$16,316	$15,383	$17,785
09/21	$15,716	$14,920	$17,150
10/21	$15,964	$15,267	$17,419
11/21	$15,064	$14,534	$16,445
12/21	$15,440	$15,261	$17,162
01/22	$14,386	$14,464	$15,907
02/22	$13,824	$14,219	$15,705
03/22	$13,684	$14,296	$15,698
04/22	$12,813	$13,363	$14,621
05/22	$12,742	$13,433	$14,516
06/22	$11,099	$12,152	$12,922
07/22	$11,843	$12,787	$13,776
08/22	$10,929	$12,186	$13,165
09/22	$9,828	$11,007	$11,651
10/22	$10,312	$11,580	$12,144
11/22	$11,620	$12,862	$13,348
12/22	$11,376	$12,890	$13,491
01/23	$12,367	$13,922	$14,499
02/23	$12,086	$13,630	$14,184
03/23	$12,204	$13,915	$14,155
04/23	$12,352	$14,292	$14,440
05/23	$11,953	$13,689	$13,837
06/23	$12,086	$14,280	$14,237
07/23	$12,367	$14,765	$14,868
08/23	$12,034	$14,210	$14,373
09/23	$11,337	$13,705	$13,737
10/23	$10,745	$13,115	$12,930
11/23	$11,841	$14,346	$14,231
12/23	$12,690	$15,147	$15,267
01/24	$12,328	$15,187	$15,015
02/24	$12,222	$15,435	$15,072
03/24	$12,524	$15,952	$15,633
04/24	$12,056	$15,534	$15,169
05/24	$12,524	$16,146	$15,826
06/24	$12,343	$15,853	$15,345
07/24	$13,189	$16,378	$16,220
08/24	$13,606	$16,882	$16,541
09/24	$13,651	$17,076	$16,963
10/24	$12,532	$16,127	$15,900
11/24	$12,442	$16,050	$15,911
12/24	$12,222	$15,685	$15,544
01/25	$12,792	$16,469	$16,080
02/25	$12,699	$16,738	$16,033
03/25	$12,792	$16,692	$16,118
04/25	$13,592	$17,485	$17,053
05/25	$14,793	$18,311	$18,009
06/25	$15,424	$18,770	$18,792

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	24.96%	6.99%	4.43%
MSCI EAFE Investable Market Index (IMI)	18.40%	10.88%	6.50%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$12,300,195
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Phoenix Financial Ltd.	3.0%
Lottomatica Group SpA	2.6%
CTP NV	2.3%
Organo Corp.	2.3%
Asics Corp.	2.2%
Toyo Suisan Kaisha Ltd.	2.1%
Sugi Holdings Co. Ltd.	2.1%
Exosens SAS	1.9%
Sanwa Holdings Corp.	1.9%
Beazley PLC	1.8%

Sector Allocation (% of Net Assets)

Industrials	28.6%
Financials	14.7%
Consumer Discretionary	12.2%
Consumer Staples	8.3%
Information Technology	7.7%
Real Estate	7.7%
Health Care	6.5%
Materials	5.3%
Communication Services	2.1%
Energy	1.8%
Other (includes short-term investments)	5.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Small Cap Equity Portfolio

LZSMX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$72	1.28%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI EAFE Investable Market Index (IMI)	MSCI EAFE Small Cap Index
06/15	$10,000	$10,000	$10,000
07/15	$10,045	$10,191	$10,085
08/15	$9,469	$9,481	$9,642
09/15	$9,190	$9,021	$9,317
10/15	$9,605	$9,704	$9,874
11/15	$9,794	$9,573	$9,877
12/15	$9,867	$9,471	$9,949
01/16	$9,280	$8,778	$9,167
02/16	$9,126	$8,637	$9,156
03/16	$9,894	$9,217	$9,890
04/16	$9,840	$9,476	$10,117
05/16	$9,939	$9,409	$10,170
06/16	$9,551	$9,067	$9,633
07/16	$9,912	$9,540	$10,224
08/16	$9,723	$9,538	$10,163
09/16	$10,025	$9,679	$10,465
10/16	$9,568	$9,470	$10,169
11/16	$9,321	$9,270	$9,883
12/16	$9,372	$9,580	$10,166
01/17	$9,668	$9,866	$10,526
02/17	$9,761	$10,019	$10,762
03/17	$10,019	$10,284	$10,977
04/17	$10,583	$10,571	$11,447
05/17	$10,934	$10,959	$11,869
06/17	$10,944	$10,942	$11,866
07/17	$11,424	$11,269	$12,296
08/17	$11,526	$11,279	$12,397
09/17	$11,914	$11,566	$12,751
10/17	$12,182	$11,744	$12,966
11/17	$12,441	$11,877	$13,172
12/17	$12,774	$12,086	$13,523
01/18	$13,356	$12,694	$14,214
02/18	$12,765	$12,139	$13,710
03/18	$12,857	$11,933	$13,555
04/18	$12,709	$12,189	$13,739
05/18	$12,589	$11,938	$13,608
06/18	$12,404	$11,779	$13,343
07/18	$12,506	$12,037	$13,430
08/18	$12,214	$11,825	$13,322
09/18	$12,026	$11,899	$13,226
10/18	$10,538	$10,922	$11,953
11/18	$10,415	$10,900	$11,869
12/18	$9,569	$10,345	$11,103
01/19	$10,499	$11,047	$11,998
02/19	$10,730	$11,324	$12,267
03/19	$10,576	$11,387	$12,287
04/19	$10,951	$11,711	$12,657
05/19	$10,509	$11,140	$11,988
06/19	$10,922	$11,774	$12,496
07/19	$10,672	$11,634	$12,408
08/19	$10,464	$11,335	$12,101
09/19	$10,710	$11,658	$12,442
10/19	$11,164	$12,093	$13,007
11/19	$11,510	$12,248	$13,295
12/19	$12,033	$12,666	$13,875
01/20	$11,707	$12,386	$13,473
02/20	$10,710	$11,253	$12,152
03/20	$8,845	$9,688	$10,057
04/20	$9,773	$10,367	$11,102
05/20	$10,483	$10,859	$11,894
06/20	$10,858	$11,197	$12,056
07/20	$11,204	$11,474	$12,462
08/20	$11,750	$12,102	$13,391
09/20	$11,649	$11,820	$13,292
10/20	$11,336	$11,357	$12,830
11/20	$12,728	$13,088	$14,592
12/20	$13,616	$13,738	$15,588
01/21	$13,596	$13,606	$15,530
02/21	$13,898	$13,920	$15,941
03/21	$14,070	$14,238	$16,290
04/21	$14,977	$14,688	$16,945
05/21	$15,340	$15,139	$17,284
06/21	$15,219	$14,956	$16,998
07/21	$15,451	$15,091	$17,286
08/21	$16,070	$15,383	$17,785
09/21	$15,480	$14,920	$17,150
10/21	$15,714	$15,267	$17,419
11/21	$14,828	$14,534	$16,445
12/21	$15,196	$15,261	$17,162
01/22	$14,149	$14,464	$15,907
02/22	$13,598	$14,219	$15,705
03/22	$13,446	$14,296	$15,698
04/22	$12,592	$13,363	$14,621
05/22	$12,523	$13,433	$14,516
06/22	$10,911	$12,152	$12,922
07/22	$11,628	$12,787	$13,776
08/22	$10,731	$12,186	$13,165
09/22	$9,651	$11,007	$11,651
10/22	$10,126	$11,580	$12,144
11/22	$11,408	$12,862	$13,348
12/22	$11,170	$12,890	$13,491
01/23	$12,139	$13,922	$14,499
02/23	$11,850	$13,630	$14,184
03/23	$11,966	$13,915	$14,155
04/23	$12,110	$14,292	$14,440
05/23	$11,720	$13,689	$13,837
06/23	$11,850	$14,280	$14,237
07/23	$12,125	$14,765	$14,868
08/23	$11,799	$14,210	$14,373
09/23	$11,104	$13,705	$13,737
10/23	$10,524	$13,115	$12,930
11/23	$11,582	$14,346	$14,231
12/23	$12,425	$15,147	$15,267
01/24	$12,057	$15,187	$15,015
02/24	$11,968	$15,435	$15,072
03/24	$12,248	$15,952	$15,633
04/24	$11,791	$15,534	$15,169
05/24	$12,248	$16,146	$15,826
06/24	$12,071	$15,853	$15,345
07/24	$12,897	$16,378	$16,220
08/24	$13,289	$16,882	$16,541
09/24	$13,333	$17,076	$16,963
10/24	$12,242	$16,127	$15,900
11/24	$12,153	$16,050	$15,911
12/24	$11,939	$15,685	$15,544
01/25	$12,493	$16,469	$16,080
02/25	$12,403	$16,738	$16,033
03/25	$12,478	$16,692	$16,118
04/25	$13,257	$17,485	$17,053
05/25	$14,425	$18,311	$18,009
06/25	$15,039	$18,770	$18,792

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	24.59%	6.73%	4.17%
MSCI EAFE Investable Market Index (IMI)	18.40%	10.88%	6.50%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$12,300,195
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Phoenix Financial Ltd.	3.0%
Lottomatica Group SpA	2.6%
CTP NV	2.3%
Organo Corp.	2.3%
Asics Corp.	2.2%
Toyo Suisan Kaisha Ltd.	2.1%
Sugi Holdings Co. Ltd.	2.1%
Exosens SAS	1.9%
Sanwa Holdings Corp.	1.9%
Beazley PLC	1.8%

Sector Allocation (% of Net Assets)

Industrials	28.6%
Financials	14.7%
Consumer Discretionary	12.2%
Consumer Staples	8.3%
Information Technology	7.7%
Real Estate	7.7%
Health Care	6.5%
Materials	5.3%
Communication Services	2.1%
Energy	1.8%
Other (includes short-term investments)	5.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Strategic Equity Portfolio

LISIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.85%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,048	$10,208
08/15	$9,348	$9,457
09/15	$8,929	$8,977
10/15	$9,520	$9,678
11/15	$9,451	$9,528
12/15	$9,256	$9,399
01/16	$8,784	$8,720
02/16	$8,666	$8,560
03/16	$9,228	$9,117
04/16	$9,291	$9,381
05/16	$9,305	$9,296
06/16	$9,110	$8,984
07/16	$9,333	$9,439
08/16	$9,221	$9,445
09/16	$9,312	$9,562
10/16	$8,958	$9,366
11/16	$8,659	$9,179
12/16	$8,777	$9,493
01/17	$8,989	$9,769
02/17	$9,053	$9,908
03/17	$9,278	$10,181
04/17	$9,610	$10,440
05/17	$10,026	$10,823
06/17	$10,005	$10,804
07/17	$10,393	$11,116
08/17	$10,379	$11,112
09/17	$10,577	$11,388
10/17	$10,760	$11,561
11/17	$10,965	$11,682
12/17	$11,222	$11,870
01/18	$11,944	$12,465
02/18	$11,451	$11,903
03/18	$11,480	$11,688
04/18	$11,473	$11,955
05/18	$11,451	$11,686
06/18	$11,244	$11,543
07/18	$11,394	$11,828
08/18	$11,274	$11,599
09/18	$11,382	$11,700
10/18	$10,424	$10,769
11/18	$10,567	$10,755
12/18	$10,061	$10,233
01/19	$10,748	$10,906
02/19	$11,099	$11,184
03/19	$11,216	$11,254
04/19	$11,552	$11,570
05/19	$11,013	$11,015
06/19	$11,614	$11,668
07/19	$11,395	$11,520
08/19	$11,211	$11,222
09/19	$11,438	$11,543
10/19	$11,649	$11,958
11/19	$11,813	$12,093
12/19	$12,229	$12,486
01/20	$12,054	$12,225
02/20	$11,132	$11,120
03/20	$9,319	$9,636
04/20	$9,971	$10,258
05/20	$10,472	$10,705
06/20	$10,814	$11,069
07/20	$11,235	$11,327
08/20	$11,906	$11,910
09/20	$11,540	$11,600
10/20	$11,149	$11,137
11/20	$12,886	$12,863
12/20	$13,523	$13,461
01/21	$13,162	$13,318
02/21	$13,507	$13,617
03/21	$13,901	$13,930
04/21	$14,512	$14,349
05/21	$14,913	$14,817
06/21	$14,536	$14,650
07/21	$14,648	$14,761
08/21	$15,021	$15,021
09/21	$14,450	$14,585
10/21	$14,764	$14,944
11/21	$13,830	$14,248
12/21	$14,334	$14,978
01/22	$13,800	$14,254
02/22	$13,414	$14,002
03/22	$13,125	$14,092
04/22	$12,355	$13,180
05/22	$12,626	$13,279
06/22	$11,593	$12,047
07/22	$12,188	$12,647
08/22	$11,444	$12,047
09/22	$10,411	$10,920
10/22	$11,129	$11,507
11/22	$12,276	$12,803
12/22	$11,915	$12,813
01/23	$12,803	$13,851
02/23	$12,412	$13,562
03/23	$12,847	$13,898
04/23	$12,900	$14,290
05/23	$12,758	$13,685
06/23	$13,344	$14,308
07/23	$13,477	$14,771
08/23	$13,028	$14,205
09/23	$12,468	$13,720
10/23	$12,006	$13,164
11/23	$13,223	$14,386
12/23	$13,947	$15,150
01/24	$13,839	$15,237
02/24	$14,460	$15,516
03/24	$14,749	$16,026
04/24	$14,037	$15,616
05/24	$14,587	$16,221
06/24	$14,280	$15,959
07/24	$14,749	$16,427
08/24	$15,204	$16,961
09/24	$15,069	$17,118
10/24	$14,184	$16,187
11/24	$14,293	$16,095
12/24	$13,757	$15,729
01/25	$14,452	$16,556
02/25	$14,697	$16,877
03/25	$14,462	$16,809
04/25	$14,994	$17,579
05/25	$15,873	$18,383
06/25	$16,455	$18,788

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	15.23%	8.76%	5.11%
MSCI EAFE Index	17.73%	11.16%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,886,584,895
# of Portfolio Holdings	64
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,773,709

Top 10 Holdings (% of Net Assets)

RELX PLC	3.2%
Bank Leumi Le-Israel BM	3.2%
ASML Holding NV	3.1%
Piraeus Financial Holdings SA	2.8%
Phoenix Financial Ltd.	2.6%
Aon PLC, Class A	2.4%
Novo Nordisk AS, Class B	2.3%
MTU Aero Engines AG	2.3%
Unilever PLC	2.3%
UniCredit SpA	2.2%

Sector Allocation (% of Net Assets)

Financials	27.1%
Industrials	19.4%
Information Technology	11.9%
Consumer Staples	11.1%
Consumer Discretionary	8.3%
Health Care	7.3%
Communication Services	3.3%
Utilities	3.1%
Materials	2.8%
Energy	0.5%
Other (includes short-term investments)	5.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Strategic Equity Portfolio

LISOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$60	1.11%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,041	$10,208
08/15	$9,346	$9,457
09/15	$8,916	$8,977
10/15	$9,509	$9,678
11/15	$9,434	$9,528
12/15	$9,243	$9,399
01/16	$8,768	$8,720
02/16	$8,651	$8,560
03/16	$9,208	$9,117
04/16	$9,270	$9,381
05/16	$9,277	$9,296
06/16	$9,084	$8,984
07/16	$9,305	$9,439
08/16	$9,188	$9,445
09/16	$9,277	$9,562
10/16	$8,919	$9,366
11/16	$8,624	$9,179
12/16	$8,746	$9,493
01/17	$8,948	$9,769
02/17	$9,011	$9,908
03/17	$9,234	$10,181
04/17	$9,561	$10,440
05/17	$9,973	$10,823
06/17	$9,952	$10,804
07/17	$10,335	$11,116
08/17	$10,321	$11,112
09/17	$10,509	$11,388
10/17	$10,697	$11,561
11/17	$10,892	$11,682
12/17	$11,146	$11,870
01/18	$11,864	$12,465
02/18	$11,371	$11,903
03/18	$11,393	$11,688
04/18	$11,386	$11,955
05/18	$11,364	$11,686
06/18	$11,153	$11,543
07/18	$11,301	$11,828
08/18	$11,183	$11,599
09/18	$11,282	$11,700
10/18	$10,331	$10,769
11/18	$10,465	$10,755
12/18	$9,970	$10,233
01/19	$10,644	$10,906
02/19	$10,997	$11,184
03/19	$11,104	$11,254
04/19	$11,433	$11,570
05/19	$10,897	$11,015
06/19	$11,495	$11,668
07/19	$11,272	$11,520
08/19	$11,092	$11,222
09/19	$11,314	$11,543
10/19	$11,514	$11,958
11/19	$11,675	$12,093
12/19	$12,084	$12,486
01/20	$11,905	$12,225
02/20	$10,994	$11,120
03/20	$9,203	$9,636
04/20	$9,849	$10,258
05/20	$10,340	$10,705
06/20	$10,675	$11,069
07/20	$11,087	$11,327
08/20	$11,744	$11,910
09/20	$11,378	$11,600
10/20	$10,996	$11,137
11/20	$12,703	$12,863
12/20	$13,333	$13,461
01/21	$12,972	$13,318
02/21	$13,310	$13,617
03/21	$13,686	$13,930
04/21	$14,291	$14,349
05/21	$14,683	$14,817
06/21	$14,306	$14,650
07/21	$14,416	$14,761
08/21	$14,781	$15,021
09/21	$14,215	$14,585
10/21	$14,521	$14,944
11/21	$13,602	$14,248
12/21	$14,090	$14,978
01/22	$13,570	$14,254
02/22	$13,178	$14,002
03/22	$12,897	$14,092
04/22	$12,138	$13,180
05/22	$12,402	$13,279
06/22	$11,388	$12,047
07/22	$11,967	$12,647
08/22	$11,234	$12,047
09/22	$10,220	$10,920
10/22	$10,919	$11,507
11/22	$12,036	$12,803
12/22	$11,689	$12,813
01/23	$12,551	$13,851
02/23	$12,171	$13,562
03/23	$12,585	$13,898
04/23	$12,637	$14,290
05/23	$12,499	$13,685
06/23	$13,068	$14,308
07/23	$13,197	$14,771
08/23	$12,761	$14,205
09/23	$12,209	$13,720
10/23	$11,752	$13,164
11/23	$12,934	$14,386
12/23	$13,636	$15,150
01/24	$13,540	$15,237
02/24	$14,142	$15,516
03/24	$14,412	$16,026
04/24	$13,714	$15,616
05/24	$14,255	$16,221
06/24	$13,950	$15,959
07/24	$14,403	$16,427
08/24	$14,844	$16,961
09/24	$14,704	$17,118
10/24	$13,848	$16,187
11/24	$13,944	$16,095
12/24	$13,416	$15,729
01/25	$14,096	$16,556
02/25	$14,332	$16,877
03/25	$14,106	$16,809
04/25	$14,618	$17,579
05/25	$15,466	$18,383
06/25	$16,028	$18,788

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	14.90%	8.47%	4.83%
MSCI EAFE Index	17.73%	11.16%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,886,584,895
# of Portfolio Holdings	64
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,773,709

Top 10 Holdings (% of Net Assets)

RELX PLC	3.2%
Bank Leumi Le-Israel BM	3.2%
ASML Holding NV	3.1%
Piraeus Financial Holdings SA	2.8%
Phoenix Financial Ltd.	2.6%
Aon PLC, Class A	2.4%
Novo Nordisk AS, Class B	2.3%
MTU Aero Engines AG	2.3%
Unilever PLC	2.3%
UniCredit SpA	2.2%

Sector Allocation (% of Net Assets)

Financials	27.1%
Industrials	19.4%
Information Technology	11.9%
Consumer Staples	11.1%
Consumer Discretionary	8.3%
Health Care	7.3%
Communication Services	3.3%
Utilities	3.1%
Materials	2.8%
Energy	0.5%
Other (includes short-term investments)	5.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Strategic Equity Portfolio

RLITX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$46	0.85%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	MSCI EAFE Index
06/15	$1,000,000	$1,000,000
07/15	$1,004,808	$1,020,763
08/15	$934,753	$945,673
09/15	$892,170	$897,655
10/15	$951,236	$967,824
11/15	$944,368	$952,768
12/15	$924,676	$939,930
01/16	$877,541	$871,960
02/16	$865,757	$855,985
03/16	$921,903	$911,681
04/16	$928,141	$938,075
05/16	$929,528	$929,554
06/16	$910,119	$898,350
07/16	$932,300	$943,880
08/16	$921,210	$944,550
09/16	$930,221	$956,153
10/16	$894,870	$936,595
11/16	$865,064	$917,941
12/16	$876,892	$949,329
01/17	$898,022	$976,868
02/17	$904,361	$990,836
03/17	$926,899	$1,018,113
04/17	$960,003	$1,044,018
05/17	$1,001,558	$1,082,338
06/17	$999,445	$1,080,423
07/17	$1,038,184	$1,111,589
08/17	$1,036,775	$1,111,170
09/17	$1,056,496	$1,138,817
10/17	$1,075,513	$1,156,110
11/17	$1,095,234	$1,168,237
12/17	$1,120,833	$1,186,988
01/18	$1,192,892	$1,246,526
02/18	$1,143,664	$1,190,263
03/18	$1,146,517	$1,168,810
04/18	$1,145,804	$1,195,497
05/18	$1,143,664	$1,168,625
06/18	$1,122,973	$1,154,348
07/18	$1,137,956	$1,182,762
08/18	$1,126,742	$1,159,920
09/18	$1,136,732	$1,169,988
10/18	$1,041,826	$1,076,867
11/18	$1,055,384	$1,075,510
12/18	$1,004,873	$1,023,300
01/19	$1,073,423	$1,090,552
02/19	$1,108,477	$1,118,351
03/19	$1,120,940	$1,125,403
04/19	$1,153,657	$1,157,038
05/19	$1,099,908	$1,101,470
06/19	$1,160,668	$1,166,815
07/19	$1,138,078	$1,152,000
08/19	$1,119,686	$1,122,156
09/19	$1,142,314	$1,154,313
10/19	$1,163,381	$1,195,787
11/19	$1,179,767	$1,209,268
12/19	$1,221,284	$1,248,569
01/20	$1,203,825	$1,222,486
02/20	$1,111,773	$1,111,973
03/20	$930,842	$963,558
04/20	$995,913	$1,025,804
05/20	$1,045,908	$1,070,478
06/20	$1,080,824	$1,106,928
07/20	$1,122,089	$1,132,730
08/20	$1,189,822	$1,190,965
09/20	$1,152,466	$1,160,020
10/20	$1,113,520	$1,113,701
11/20	$1,287,583	$1,286,339
12/20	$1,351,234	$1,346,148
01/21	$1,315,148	$1,331,806
02/21	$1,348,829	$1,361,679
03/21	$1,388,123	$1,392,988
04/21	$1,449,870	$1,434,903
05/21	$1,489,966	$1,481,696
06/21	$1,452,276	$1,465,022
07/21	$1,463,503	$1,476,052
08/21	$1,500,723	$1,502,089
09/21	$1,442,911	$1,458,497
10/21	$1,474,226	$1,494,369
11/21	$1,381,886	$1,424,816
12/21	$1,431,303	$1,497,772
01/22	$1,378,874	$1,425,393
02/22	$1,339,553	$1,400,190
03/22	$1,310,717	$1,409,190
04/22	$1,233,822	$1,318,023
05/22	$1,260,910	$1,327,904
06/22	$1,157,800	$1,204,691
07/22	$1,218,093	$1,264,720
08/22	$1,142,945	$1,204,653
09/22	$1,039,836	$1,091,961
10/22	$1,111,488	$1,150,681
11/22	$1,225,957	$1,280,289
12/22	$1,189,895	$1,281,318
01/23	$1,279,381	$1,385,075
02/23	$1,240,397	$1,356,174
03/23	$1,282,925	$1,389,785
04/23	$1,288,241	$1,429,023
05/23	$1,274,065	$1,368,549
06/23	$1,332,541	$1,430,831
07/23	$1,346,717	$1,477,128
08/23	$1,301,877	$1,420,536
09/23	$1,246,006	$1,372,013
10/23	$1,199,004	$1,316,390
11/23	$1,320,500	$1,438,574
12/23	$1,392,681	$1,515,004
01/24	$1,382,791	$1,523,723
02/24	$1,444,828	$1,551,614
03/24	$1,472,700	$1,602,646
04/24	$1,402,571	$1,561,604
05/24	$1,457,415	$1,622,092
06/24	$1,425,947	$1,595,906
07/24	$1,473,599	$1,642,724
08/24	$1,518,133	$1,696,139
09/24	$1,505,527	$1,711,802
10/24	$1,417,284	$1,618,712
11/24	$1,428,089	$1,609,529
12/24	$1,374,624	$1,572,925
01/25	$1,443,967	$1,655,585
02/25	$1,467,421	$1,687,692
03/25	$1,444,986	$1,680,883
04/25	$1,498,013	$1,757,877
05/25	$1,585,712	$1,838,305
06/25	$1,643,838	$1,878,809

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	15.28%	8.75%	5.10%
MSCI EAFE Index	17.73%	11.16%	6.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,886,584,895
# of Portfolio Holdings	64
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,773,709

Top 10 Holdings (% of Net Assets)

RELX PLC	3.2%
Bank Leumi Le-Israel BM	3.2%
ASML Holding NV	3.1%
Piraeus Financial Holdings SA	2.8%
Phoenix Financial Ltd.	2.6%
Aon PLC, Class A	2.4%
Novo Nordisk AS, Class B	2.3%
MTU Aero Engines AG	2.3%
Unilever PLC	2.3%
UniCredit SpA	2.2%

Sector Allocation (% of Net Assets)

Financials	27.1%
Industrials	19.4%
Information Technology	11.9%
Consumer Staples	11.1%
Consumer Discretionary	8.3%
Health Care	7.3%
Communication Services	3.3%
Utilities	3.1%
Materials	2.8%
Energy	0.5%
Other (includes short-term investments)	5.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Real Assets Portfolio

RALIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$42	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Institutional Shares	MSCI World Index	Real Assets Blend Index
01/17	$10,070	$10,000	$10,000
02/17	$10,280	$10,277	$10,209
03/17	$10,305	$10,387	$10,169
04/17	$10,396	$10,541	$10,215
05/17	$10,516	$10,764	$10,377
06/17	$10,451	$10,805	$10,379
07/17	$10,561	$11,064	$10,610
08/17	$10,621	$11,079	$10,723
09/17	$10,621	$11,328	$10,673
10/17	$10,752	$11,542	$10,796
11/17	$10,913	$11,792	$10,954
12/17	$10,990	$11,952	$11,089
01/18	$11,092	$12,583	$11,217
02/18	$10,693	$12,061	$10,686
03/18	$10,723	$11,798	$10,815
04/18	$10,888	$11,934	$11,029
05/18	$10,908	$12,009	$11,135
06/18	$10,888	$12,003	$11,104
07/18	$10,981	$12,378	$11,133
08/18	$10,952	$12,531	$11,046
09/18	$10,952	$12,601	$11,019
10/18	$10,558	$11,676	$10,672
11/18	$10,641	$11,808	$10,938
12/18	$10,160	$10,910	$10,348
01/19	$10,742	$11,759	$11,213
02/19	$10,937	$12,113	$11,339
03/19	$11,044	$12,272	$11,612
04/19	$11,152	$12,707	$11,576
05/19	$10,958	$11,974	$11,406
06/19	$11,271	$12,763	$11,721
07/19	$11,293	$12,826	$11,689
08/19	$11,305	$12,564	$11,689
09/19	$11,446	$12,831	$11,879
10/19	$11,576	$13,158	$12,086
11/19	$11,544	$13,524	$11,905
12/19	$11,793	$13,929	$12,332
01/20	$11,782	$13,845	$12,108
02/20	$11,230	$12,674	$11,285
03/20	$9,931	$10,997	$9,480
04/20	$10,363	$12,198	$9,906
05/20	$10,617	$12,788	$10,211
06/20	$10,723	$13,126	$10,330
07/20	$10,989	$13,754	$10,731
08/20	$11,260	$14,673	$11,117
09/20	$10,993	$14,166	$10,825
10/20	$10,881	$13,732	$10,681
11/20	$11,628	$15,488	$11,548
12/20	$11,865	$16,144	$11,888
01/21	$11,716	$15,984	$11,906
02/21	$12,049	$16,393	$12,272
03/21	$12,324	$16,939	$12,588
04/21	$13,083	$17,727	$13,329
05/21	$13,348	$17,983	$13,571
06/21	$13,463	$18,251	$13,646
07/21	$13,727	$18,578	$13,919
08/21	$13,785	$19,040	$14,060
09/21	$13,707	$18,249	$13,862
10/21	$14,285	$19,283	$14,459
11/21	$13,973	$18,861	$13,816
12/21	$14,428	$19,667	$14,601
01/22	$14,428	$18,626	$14,619
02/22	$14,505	$18,155	$14,787
03/22	$15,407	$18,653	$15,755
04/22	$15,368	$17,104	$15,487
05/22	$15,342	$17,117	$15,449
06/22	$13,876	$15,634	$14,136
07/22	$14,731	$16,875	$14,921
08/22	$14,333	$16,170	$14,484
09/22	$12,810	$14,667	$12,898
10/22	$13,215	$15,720	$13,226
11/22	$13,790	$16,813	$14,056
12/22	$13,209	$16,099	$13,687
01/23	$13,790	$17,238	$14,230
02/23	$13,236	$16,824	$13,543
03/23	$13,231	$17,343	$13,505
04/23	$13,342	$17,647	$13,650
05/23	$12,785	$17,471	$12,924
06/23	$13,180	$18,528	$13,402
07/23	$13,601	$19,150	$13,934
08/23	$13,278	$18,693	$13,524
09/23	$12,817	$17,886	$13,000
10/23	$12,634	$17,367	$12,796
11/23	$13,365	$18,996	$13,569
12/23	$13,795	$19,928	$14,024
01/24	$13,495	$20,167	$13,716
02/24	$13,524	$21,022	$13,667
03/24	$13,913	$21,698	$14,100
04/24	$13,597	$20,892	$13,803
05/24	$14,043	$21,825	$14,249
06/24	$14,012	$22,269	$14,105
07/24	$14,417	$22,661	$14,506
08/24	$14,939	$23,260	$14,994
09/24	$15,506	$23,686	$15,563
10/24	$15,054	$23,216	$15,064
11/24	$15,419	$24,282	$15,361
12/24	$14,609	$23,649	$14,740
01/25	$14,962	$24,484	$15,083
02/25	$15,345	$24,307	$15,379
03/25	$15,576	$23,225	$15,605
04/25	$15,516	$23,432	$15,576
05/25	$15,591	$24,819	$15,738
06/25	$15,902	$25,890	$15,998

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	13.49%	8.20%	5.61%
MSCI World Index	16.26%	14.55%	12.16%
Real Assets Blend Index	13.42%	9.14%	5.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$5,342,760
# of Portfolio Holdings	138
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.9%
American Tower Corp.	2.3%
SBA Communications Corp.	2.1%
Prologis, Inc.	2.0%
Crown Castle, Inc.	1.9%
iShares Silver Trust	1.8%
Vinci SA	1.4%
Equinix, Inc.	1.4%
National Grid PLC	1.2%
Terna - Rete Elettrica Nazionale	1.2%

Sector Allocation (% of Net Assets)

Real Estate	39.3%
Utilities	15.9%
Industrials	8.0%
Energy	7.0%
Exchange-Traded Funds	5.7%
Materials	1.2%
Other (includes short-term investments)	22.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Real Assets Portfolio

RALOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.05%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Open Shares	MSCI World Index	Real Assets Blend Index
02/17	$10,239	$10,277	$10,209
03/17	$10,259	$10,387	$10,169
04/17	$10,349	$10,541	$10,215
05/17	$10,469	$10,764	$10,377
06/17	$10,407	$10,805	$10,379
07/17	$10,507	$11,064	$10,610
08/17	$10,567	$11,079	$10,723
09/17	$10,567	$11,328	$10,673
10/17	$10,698	$11,542	$10,796
11/17	$10,848	$11,792	$10,954
12/17	$10,928	$11,952	$11,089
01/18	$11,030	$12,583	$11,217
02/18	$10,621	$12,061	$10,686
03/18	$10,656	$11,798	$10,815
04/18	$10,819	$11,934	$11,029
05/18	$10,840	$12,009	$11,135
06/18	$10,813	$12,003	$11,104
07/18	$10,905	$12,378	$11,133
08/18	$10,867	$12,531	$11,046
09/18	$10,860	$12,601	$11,019
10/18	$10,469	$11,676	$10,672
11/18	$10,551	$11,808	$10,938
12/18	$10,077	$10,910	$10,348
01/19	$10,655	$11,759	$11,213
02/19	$10,837	$12,113	$11,339
03/19	$10,948	$12,272	$11,612
04/19	$11,045	$12,707	$11,576
05/19	$10,852	$11,974	$11,406
06/19	$11,156	$12,763	$11,721
07/19	$11,177	$12,826	$11,689
08/19	$11,189	$12,564	$11,689
09/19	$11,322	$12,831	$11,879
10/19	$11,452	$13,158	$12,086
11/19	$11,419	$13,524	$11,905
12/19	$11,669	$13,929	$12,332
01/20	$11,658	$13,845	$12,108
02/20	$11,101	$12,674	$11,285
03/20	$9,829	$10,997	$9,480
04/20	$10,234	$12,198	$9,906
05/20	$10,486	$12,788	$10,211
06/20	$10,594	$13,126	$10,330
07/20	$10,858	$13,754	$10,731
08/20	$11,115	$14,673	$11,117
09/20	$10,855	$14,166	$10,825
10/20	$10,745	$13,732	$10,681
11/20	$11,472	$15,488	$11,548
12/20	$11,707	$16,144	$11,888
01/21	$11,549	$15,984	$11,906
02/21	$11,877	$16,393	$12,272
03/21	$12,153	$16,939	$12,588
04/21	$12,901	$17,727	$13,329
05/21	$13,150	$17,983	$13,571
06/21	$13,278	$18,251	$13,646
07/21	$13,516	$18,578	$13,919
08/21	$13,584	$19,040	$14,060
09/21	$13,499	$18,249	$13,862
10/21	$14,057	$19,283	$14,459
11/21	$13,761	$18,861	$13,816
12/21	$14,198	$19,667	$14,601
01/22	$14,198	$18,626	$14,619
02/22	$14,274	$18,155	$14,787
03/22	$15,165	$18,653	$15,755
04/22	$15,114	$17,104	$15,487
05/22	$15,076	$17,117	$15,449
06/22	$13,639	$15,634	$14,136
07/22	$14,466	$16,875	$14,921
08/22	$14,088	$16,170	$14,484
09/22	$12,584	$14,667	$12,898
10/22	$12,981	$15,720	$13,226
11/22	$13,545	$16,813	$14,056
12/22	$12,966	$16,099	$13,687
01/23	$13,522	$17,238	$14,230
02/23	$12,993	$16,824	$13,543
03/23	$12,979	$17,343	$13,505
04/23	$13,075	$17,647	$13,650
05/23	$12,542	$17,471	$12,924
06/23	$12,935	$18,528	$13,402
07/23	$13,334	$19,150	$13,934
08/23	$13,018	$18,693	$13,524
09/23	$12,557	$17,886	$13,000
10/23	$12,379	$17,367	$12,796
11/23	$13,080	$18,996	$13,569
12/23	$13,506	$19,928	$14,024
01/24	$13,199	$20,167	$13,716
02/24	$13,227	$21,022	$13,667
03/24	$13,613	$21,698	$14,100
04/24	$13,304	$20,892	$13,803
05/24	$13,739	$21,825	$14,249
06/24	$13,686	$22,269	$14,105
07/24	$14,083	$22,661	$14,506
08/24	$14,606	$23,260	$14,994
09/24	$15,151	$23,686	$15,563
10/24	$14,710	$23,216	$15,064
11/24	$15,066	$24,282	$15,361
12/24	$14,266	$23,649	$14,740
01/25	$14,610	$24,484	$15,083
02/25	$14,983	$24,307	$15,379
03/25	$15,199	$23,225	$15,605
04/25	$15,141	$23,432	$15,576
05/25	$15,213	$24,819	$15,738
06/25	$15,507	$25,890	$15,998

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 1/9/17
Open Shares	13.30%	7.92%	5.31%
MSCI World Index	16.26%	14.55%	11.99%
Real Assets Blend Index	13.42%	9.14%	5.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$5,342,760
# of Portfolio Holdings	138
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.9%
American Tower Corp.	2.3%
SBA Communications Corp.	2.1%
Prologis, Inc.	2.0%
Crown Castle, Inc.	1.9%
iShares Silver Trust	1.8%
Vinci SA	1.4%
Equinix, Inc.	1.4%
National Grid PLC	1.2%
Terna - Rete Elettrica Nazionale	1.2%

Sector Allocation (% of Net Assets)

Real Estate	39.3%
Utilities	15.9%
Industrials	8.0%
Energy	7.0%
Exchange-Traded Funds	5.7%
Materials	1.2%
Other (includes short-term investments)	22.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Real Assets Portfolio

RALYX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.75%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	R6 Shares	MSCI World Index	Real Assets Blend Index
07/22	$1,000,000	$1,000,000	$1,000,000
07/22	$1,047,970	$1,000,000	$1,000,000
08/22	$1,020,582	$958,192	$970,692
09/22	$912,281	$869,119	$864,462
10/22	$941,109	$931,533	$886,414
11/22	$982,027	$996,303	$942,052
12/22	$940,774	$953,992	$917,305
01/23	$981,206	$1,021,493	$953,705
02/23	$942,746	$996,938	$907,670
03/23	$942,468	$1,027,743	$905,143
04/23	$950,413	$1,045,759	$914,814
05/23	$910,688	$1,035,319	$866,161
06/23	$938,982	$1,097,932	$898,190
07/23	$968,981	$1,134,815	$933,890
08/23	$945,981	$1,107,709	$906,385
09/23	$913,186	$1,059,924	$871,250
10/23	$900,169	$1,029,170	$857,568
11/23	$951,235	$1,125,656	$909,387
12/23	$982,016	$1,180,920	$939,916
01/24	$960,668	$1,195,091	$919,243
02/24	$963,718	$1,245,760	$915,983
03/24	$991,581	$1,285,793	$944,990
04/24	$969,045	$1,238,032	$925,075
05/24	$1,000,801	$1,293,313	$954,969
06/24	$998,720	$1,319,629	$945,341
07/24	$1,027,638	$1,342,884	$972,225
08/24	$1,064,819	$1,378,377	$1,004,935
09/24	$1,106,419	$1,403,621	$1,043,014
10/24	$1,073,174	$1,375,777	$1,009,597
11/24	$1,099,147	$1,438,907	$1,029,521
12/24	$1,042,568	$1,401,408	$987,884
01/25	$1,067,740	$1,450,862	$1,010,873
02/25	$1,095,011	$1,440,420	$1,030,679
03/25	$1,110,566	$1,376,292	$1,045,839
04/25	$1,106,327	$1,388,523	$1,043,915
05/25	$1,112,686	$1,470,712	$1,054,766
06/25	$1,133,957	$1,534,178	$1,072,217

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 7/22/22
R6 Shares	13.54%	4.37%
MSCI World Index	16.26%	17.10%
Real Assets Blend Index	13.42%	3.90%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$5,342,760
# of Portfolio Holdings	138
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.9%
American Tower Corp.	2.3%
SBA Communications Corp.	2.1%
Prologis, Inc.	2.0%
Crown Castle, Inc.	1.9%
iShares Silver Trust	1.8%
Vinci SA	1.4%
Equinix, Inc.	1.4%
National Grid PLC	1.2%
Terna - Rete Elettrica Nazionale	1.2%

Sector Allocation (% of Net Assets)

Real Estate	39.3%
Utilities	15.9%
Industrials	8.0%
Energy	7.0%
Exchange-Traded Funds	5.7%
Materials	1.2%
Other (includes short-term investments)	22.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Funds

Semi-Annual

Financial Statements

June 30, 2025

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Core Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Equity Select Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Quality Growth Portfolio

Lazard International Small Cap Equity Portfolio

Lazard International Strategic Equity Portfolio

Lazard US Equity Concentrated Portfolio

Lazard US Equity Focus Portfolio

Lazard US Small Cap Equity Select Portfolio

Lazard US Sustainable Equity Portfolio

Lazard US Systematic Small Cap Equity Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Developing Markets Equity Portfolio
6	Lazard Emerging Markets Core Equity Portfolio
11	Lazard Emerging Markets Equity Advantage Portfolio
22	Lazard Emerging Markets Equity Portfolio
27	Lazard Equity Franchise Portfolio
30	Lazard Global Equity Select Portfolio
34	Lazard Global Listed Infrastructure Portfolio
38	Lazard International Equity Portfolio
43	Lazard International Equity Select Portfolio
48	Lazard International Quality Growth Portfolio
52	Lazard International Small Cap Equity Portfolio
57	Lazard International Strategic Equity Portfolio
61	Lazard US Equity Concentrated Portfolio
64	Lazard US Equity Focus Portfolio
67	Lazard US Small Cap Equity Select Portfolio
72	Lazard US Sustainable Equity Portfolio
76	Lazard US Systematic Small Cap Equity Portfolio
94	Abbreviations (N-CSR Item 7)
96	Statements of Assets and Liabilities (N-CSR Item 7)
104	Statements of Operations (N-CSR Item 7)
110	Statements of Changes in Net Assets (N-CSR Item 7)
134	Financial Highlights (N-CSR Item 7)
181	Notes to Financial Statements (N-CSR Item 7)
222	Other Information (N-CSR Item 7)
223	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements   1

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2025 (N-CSR Item 7) (unaudited)

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 98.4%

Brazil | 10.2%
Dexco SA	520,608	$543,308
MercadoLibre, Inc. (*)	900	2,352,267
Pagseguro Digital Ltd., Class A	80,057	771,749
PRIO SA (*)	163,400	1,275,176
Rede D’Or Sao Luiz SA (#)	148,500	968,116
Rumo SA	216,544	738,540
TOTVS SA	328,400	2,551,355
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	403,852	310,707
		9,511,218

China | 23.2%
Airtac International Group	32,765	971,913
Alibaba Group Holding Ltd.	216,800	3,076,722
BYD Co. Ltd., Class H	51,500	806,022
Contemporary Amperex Technology Co. Ltd., Class A	18,100	637,186
Foxconn Industrial Internet Co. Ltd., Class A	401,100	1,197,009
Fuyao Glass Industry Group Co. Ltd., Class H (#)	96,400	689,219
Lenovo Group Ltd.	1,394,000	1,677,546
Minth Group Ltd.	260,000	744,196
Ping An Insurance Group Co. of China Ltd., Class H	199,000	1,266,930
Shenzhen Inovance Technology Co. Ltd., Class A	112,390	1,017,266
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	21,600	677,533
Sungrow Power Supply Co. Ltd., Class A	65,788	620,684
Tencent Holdings Ltd.	82,700	5,311,581
Trip.com Group Ltd.	10,950	637,804
Xiaomi Corp., Class B (#), (*)	178,400	1,374,878
Yadea Group Holdings Ltd. (#)	644,000	1,032,153
		21,738,642

The accompanying notes are an integral part of these financial statements.

2   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

India | 12.2%
Bajaj Finance Ltd.	118,330	$1,292,548
Bharti Airtel Ltd.	41,381	971,305
HDFC Bank Ltd. ADR	37,270	2,857,491
ICICI Bank Ltd. ADR	60,204	2,025,263
MakeMyTrip Ltd. (*)	9,900	970,398
Mphasis Ltd.	32,858	1,090,867
Reliance Industries Ltd.	78,089	1,366,787
UPL Ltd.	103,751	800,259
		11,374,918

Indonesia | 2.9%
Bank Central Asia Tbk. PT	2,184,000	1,170,188
Bank Rakyat Indonesia Persero Tbk. PT	6,585,549	1,522,965
		2,693,153

Mexico | 3.1%
Arca Continental SAB de CV	107,000	1,130,928
Grupo Financiero Banorte SAB de CV, Class O	195,157	1,783,865
		2,914,793

Peru | 1.1%
Credicorp Ltd.	4,692	1,048,756

Philippines | 3.4%
BDO Unibank, Inc.	818,746	2,220,919
International Container Terminal Services, Inc.	127,019	929,303
		3,150,222

Poland | 0.9%
InPost SA (*)	49,350	819,807

Portugal | 1.0%
Jeronimo Martins SGPS SA	38,039	963,243

Singapore | 1.3%
Sea Ltd. ADR (*)	7,349	1,175,399

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

South Africa | 5.0%
Capitec Bank Holdings Ltd.	8,870	$1,783,939
Foschini Group Ltd.	87,479	638,839
Shoprite Holdings Ltd.	42,875	672,275
Standard Bank Group Ltd.	125,573	1,618,969
		4,714,022

South Korea | 9.0%
CJ Logistics Corp.	16,756	1,084,049
Samsung Electronics Co. Ltd.	86,448	3,832,641
SK Hynix, Inc.	16,132	3,494,329
		8,411,019

Taiwan | 21.7%
ASE Technology Holding Co. Ltd.	324,289	1,624,737
Bizlink Holding, Inc.	55,078	1,589,381
Chroma ATE, Inc.	58,000	874,992
Hiwin Technologies Corp.	129,714	927,311
King Yuan Electronics Co. Ltd.	180,000	625,896
Lotes Co. Ltd.	18,687	858,561
MediaTek, Inc.	39,000	1,660,517
RichWave Technology Corp. (*)	100,000	401,719
Sercomm Corp.	239,000	779,130
Taiwan Semiconductor Manufacturing Co. Ltd.	303,000	10,940,120
		20,282,364

Turkey | 1.0%
BIM Birlesik Magazalar AS	77,129	964,639

United States | 2.4%
EPAM Systems, Inc. (*)	3,705	655,118
SharkNinja, Inc. (*)	9,588	949,116
Tenaris SA ADR	17,929	670,545
		2,274,779

Total Common Stocks (Cost $58,858,966)		92,036,974

The accompanying notes are an integral part of these financial statements.

4   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Repurchase Agreements | 1.9%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $1,831,100 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $1,856,443) Proceeds of $1,820,221 (Cost $1,820,000)	$1,820	$1,820,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $96,317)	96,317	$96,317

Total Investments | 100.4% (Cost $60,775,283)		$93,953,291

Liabilities in Excess of Cash and Other Assets | (0.4)%		(338,051)

Net Assets | 100.0%		$93,615,240

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 4.4% of net assets of the Portfolio.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   5

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 99.7%

Argentina | 0.5%
Grupo Financiero Galicia SA ADR	12,149	$612,188

Brazil | 4.7%
Banco BTG Pactual SA	197,896	1,538,920
Itau Unibanco Holding SA ADR	258,565	1,755,656
MercadoLibre, Inc. (*)	571	1,492,383
TOTVS SA	188,900	1,467,573
		6,254,532

China | 26.1%
Alibaba Group Holding Ltd.	339,000	4,810,927
BYD Co. Ltd., Class H	72,000	1,126,866
China Merchants Bank Co. Ltd., Class H	818,500	5,728,723
Contemporary Amperex Technology Co. Ltd., Class A	55,200	1,943,242
Full Truck Alliance Co. Ltd. ADR	112,042	1,323,216
Innovent Biologics, Inc. (#), (*)	184,000	1,840,325
Lenovo Group Ltd.	1,628,000	1,959,143
Shenzhen Inovance Technology Co. Ltd., Class A	168,499	1,525,121
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	32,000	1,003,752
Tencent Holdings Ltd.	118,192	7,591,130
Trip.com Group Ltd.	24,700	1,438,700
Weichai Power Co. Ltd., Class H	668,000	1,358,986
Xiaomi Corp., Class B (#), (*)	207,200	1,596,832
Yum China Holdings, Inc.	30,050	1,347,754
		34,594,717

Ghana | 0.4%
Kosmos Energy Ltd. (*)	339,971	584,750

Greece | 3.0%
GEK Terna SA	59,224	1,400,288
National Bank of Greece SA	202,718	2,591,784
		3,992,072

The accompanying notes are an integral part of these financial statements.

6   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

India | 18.5%
Bharti Airtel Ltd.	119,936	$2,815,168
HDFC Bank Ltd. ADR	46,210	3,542,921
Hindalco Industries Ltd.	147,016	1,188,268
ICICI Bank Ltd. ADR	82,308	2,768,841
InterGlobe Aviation Ltd. (#), (*)	24,665	1,722,797
ITC Hotels Ltd. (*)	28,863	75,015
ITC Ltd.	294,885	1,433,487
Larsen & Toubro Ltd.	25,424	1,088,236
Macrotech Developers Ltd. (#)	120,406	1,951,154
MakeMyTrip Ltd. (*)	11,836	1,160,165
Reliance Industries Ltd.	148,217	2,594,232
Supreme Industries Ltd.	31,042	1,590,211
Tata Consultancy Services Ltd.	32,040	1,293,873
Thermax Ltd.	30,655	1,223,831
		24,448,199

Indonesia | 1.6%
Bank Central Asia Tbk. PT	2,421,400	1,297,387
Bank Mandiri Persero Tbk. PT	2,924,100	879,648
		2,177,035

Mexico | 3.4%
Arca Continental SAB de CV	93,845	991,888
Corp. Inmobiliaria Vesta SAB de CV ADR	34,316	939,915
Grupo Financiero Banorte SAB de CV, Class O	174,077	1,591,179
Kimberly-Clark de Mexico SAB de CV, Class A	558,574	1,021,922
		4,544,904

Peru | 1.0%
Credicorp Ltd.	5,898	1,318,321

Philippines | 1.8%
BDO Unibank, Inc.	391,151	1,061,031
International Container Terminal Services, Inc.	185,480	1,357,018
		2,418,049

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Portugal | 1.0%
Jeronimo Martins SGPS SA	49,890	$1,263,341

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0

Saudi Arabia | 2.7%
Saudi Arabian Oil Co. (#)	306,905	1,989,798
Saudi National Bank	159,114	1,535,215
		3,525,013

South Africa | 3.7%
Anglo American PLC	41,829	1,234,836
Bidvest Group Ltd.	73,077	966,304
Capitec Bank Holdings Ltd.	6,649	1,337,250
Shoprite Holdings Ltd.	85,630	1,342,669
		4,881,059

South Korea | 9.3%
Coway Co. Ltd.	21,676	1,555,085
Kia Corp.	24,010	1,719,092
Samsung Electronics Co. Ltd.	89,029	3,947,068
Shinhan Financial Group Co. Ltd.	59,469	2,705,210
SK Hynix, Inc.	11,157	2,416,702
		12,343,157

Taiwan | 15.0%
Accton Technology Corp.	37,000	919,902
ASE Technology Holding Co. Ltd.	281,000	1,407,853
MediaTek, Inc.	49,000	2,086,291
Taiwan Semiconductor Manufacturing Co. Ltd.	223,000	8,051,639
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,863	7,443,141
		19,908,826

Turkey | 0.9%
Akbank TAS	648,813	1,117,939

The accompanying notes are an integral part of these financial statements.

8   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

United Arab Emirates | 3.0%
Adnoc Gas PLC	2,252,144	$2,096,655
Emaar Properties PJSC	514,349	1,905,037
		4,001,692

United Kingdom | 1.5%
Unilever PLC ADR	32,166	1,967,594

United States | 1.6%
Freeport-McMoRan, Inc.	48,108	2,085,482

Total Common Stocks (Cost $94,903,221)		132,038,870

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 0.7%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $855,200 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $867,052) Proceeds of $850,103 (Cost $850,000)	$850	$850,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $46,053)	46,053	$46,053

Total Investments | 100.4% (Cost $95,799,274)		$132,934,923

Liabilities in Excess of Cash and Other Assets | (0.4)%		(514,992)

Net Assets | 100.0%		$132,419,931

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 6.9% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 97.1%

Argentina | 0.3%
Vista Energy SAB de CV ADR (*)	20,642	$986,894

Brazil | 1.1%
Ambev SA	135,400	331,952
BB Seguridade Participacoes SA	84,500	556,791
BRF SA	87,900	325,837
Cia De Sanena Do Parana	197,300	1,383,217
Telefonica Brasil SA	53,960	306,791
TOTVS SA	57,400	445,943
		3,350,531

Chile | 0.2%
Latam Airlines Group SA ADR	12,327	500,969

China | 29.4%
Agricultural Bank of China Ltd., Class H	2,500,000	1,786,087
Alibaba Group Holding Ltd.	599,300	8,504,980
Aluminum Corp. of China Ltd., Class H	886,000	597,589
Anker Innovations Technology Co. Ltd., Class A	25,980	410,034
Atour Lifestyle Holdings Ltd. ADR	13,114	426,336
Bank of China Ltd., Class H	1,837,000	1,068,858
Bank of Hangzhou Co. Ltd., Class A	414,900	975,153
Bank of Ningbo Co. Ltd., Class A	160,900	616,180
Bank of Shanghai Co. Ltd., Class A	462,800	685,393
Beijing New Building Materials PLC, Class A	84,200	310,928
BeOne Medicines Ltd. ADR (*)	2,502	605,659
Bilibili, Inc., Class Z (*)	22,020	471,870
Bluestar Adisseo Co., Class A	393,200	531,186
BOC Aviation Ltd. (#)	67,300	557,969
BYD Co. Ltd., Class H	202,500	3,169,311
China Hongqiao Group Ltd.	316,500	726,799
China Life Insurance Co. Ltd., Class H	326,000	784,708
China Merchants Bank Co. Ltd., Class H	243,500	1,704,269

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Nonferrous Mining Corp. Ltd.	335,000	$311,875
China Pacific Insurance Group Co. Ltd., Class H	222,600	763,776
China Resources Mixc Lifestyle Services Ltd. (#)	77,800	376,462
China Tower Corp. Ltd., Class H (#)	396,700	567,595
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,704,000	1,441,312
Contemporary Amperex Technology Co. Ltd., Class A	18,880	664,645
ENN Natural Gas Co. Ltd., Class A	269,800	711,419
Espressif Systems Shanghai Co. Ltd., Class A	21,229	435,604
Geely Automobile Holdings Ltd.	252,000	513,416
Great Wall Motor Co. Ltd., Class H	347,000	535,331
Guangdong TCL Smart Home Appliances Co. Ltd. (*)	373,500	508,462
H World Group Ltd. ADR	17,405	590,378
Haidilao International Holding Ltd. (#)	193,000	366,984
Haier Smart Home Co. Ltd., Class H	174,200	499,428
Huaneng Power International, Inc., Class H	486,000	313,597
Huaxia Bank Co. Ltd., Class A	372,800	412,456
Industrial & Commercial Bank of China Ltd., Class H	892,000	707,671
Innovent Biologics, Inc. (#), (*)	75,500	755,133
JD Logistics, Inc. (#), (*)	575,400	965,811
JD.com, Inc., Class A	133,304	2,173,366
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,730	319,992
Jinan Acetate Chemical Co. Ltd.	190,000	588,902
Kanzhun Ltd. ADR (*)	42,320	754,989
KE Holdings, Inc. ADR	40,998	727,305
Kingsoft Corp. Ltd.	178,200	928,724
Kuaishou Technology (#), (*)	200,400	1,621,660
Lenovo Group Ltd.	268,000	322,512
LexinFintech Holdings Ltd. ADR	85,264	614,753
Li Auto, Inc. ADR (*)	17,941	486,381
Loncin Motor Co. Ltd., Class A	336,200	598,760
Meitu, Inc. (#)	297,500	340,980
Meituan, Class B (#), (*)	223,970	3,584,293
Midea Group Co. Ltd., Class A	159,900	1,608,987
NetEase, Inc.	109,500	2,953,563
New China Life Insurance Co. Ltd., Class H	138,300	755,608

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

PDD Holdings, Inc. ADR (*)	24,476	$2,561,658
People’s Insurance Co. Group of China Ltd., Class H	958,000	730,549
PICC Property & Casualty Co. Ltd., Class H	608,000	1,179,692
Ping An Insurance Group Co. of China Ltd., Class H	414,500	2,638,907
Pop Mart International Group Ltd. (#)	55,200	1,875,111
Qifu Technology, Inc. ADR	23,135	1,003,134
Satellite Chemical Co. Ltd., Class A	216,700	525,577
Sieyuan Electric Co. Ltd., Class A	56,100	571,638
Tencent Holdings Ltd.	214,800	13,795,981
Tencent Music Entertainment Group ADR	22,604	440,552
Trip.com Group Ltd. ADR	13,573	795,921
Uni-President China Holdings Ltd.	1,216,000	1,472,396
Vipshop Holdings Ltd. ADR	33,354	501,978
Wuxi Biologics Cayman, Inc. (#), (*)	98,000	320,999
Xiaomi Corp., Class B (#), (*)	746,800	5,755,376
Yankershop Food Co. Ltd., Class A	107,360	1,203,821
Yutong Bus Co. Ltd., Class A	245,500	851,767
Zhejiang NHU Co. Ltd., Class A	255,700	758,208
		90,738,704

Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	542,944	912,146

Greece | 1.0%
Alpha Bank SA	293,867	1,038,240
National Bank of Greece SA	55,918	714,921
OPAP SA	43,584	989,666
Piraeus Financial Holdings SA	65,519	455,210
		3,198,037

Hungary | 1.5%
Magyar Telekom Telecommunications PLC	121,600	637,987
OTP Bank Nyrt	49,531	3,956,419
		4,594,406

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

India | 16.5%
Adani Ports & Special Economic Zone Ltd.	58,163	$984,009
Ajanta Pharma Ltd.	14,866	447,008
Alkem Laboratories Ltd.	6,054	348,712
Axis Bank Ltd. GDR	38,774	2,691,036
Bajaj Finance Ltd.	119,469	1,304,990
Bank of Baroda	503,902	1,462,069
Bharat Electronics Ltd.	275,493	1,354,606
Bharat Petroleum Corp. Ltd.	93,755	363,008
Bharti Airtel Ltd.	14,933	350,511
Britannia Industries Ltd.	17,540	1,197,108
BSE Ltd.	52,790	1,711,243
Canara Bank	1,107,692	1,475,604
Cipla Ltd.	87,136	1,533,382
Gillette India Ltd.	2,780	353,509
Godawari Power & Ispat Ltd.	256,941	567,756
HBL Engineering Ltd.	78,895	545,840
HCL Technologies Ltd.	84,401	1,701,800
HDFC Bank Ltd. ADR	10,349	793,458
Hero MotoCorp Ltd.	16,625	821,666
Hindalco Industries Ltd.	102,998	832,489
Hindustan Aeronautics Ltd.	11,677	663,330
Hindustan Petroleum Corp. Ltd.	205,588	1,049,634
Hyundai Motor India Ltd.	55,058	1,427,243
ICICI Bank Ltd. ADR	37,776	1,270,785
Indus Towers Ltd. (*)	427,112	2,097,912
Infosys Ltd.	101,002	1,887,270
InterGlobe Aviation Ltd. (#), (*)	5,331	372,359
Jindal Saw Ltd.	185,337	520,754
JK Cement Ltd.	5,204	373,650
Karur Vysya Bank Ltd.	160,359	500,477
LIC Housing Finance Ltd.	153,447	1,107,687
Life Insurance Corp. of India	53,738	610,838
Lloyds Metals & Energy Ltd.	18,270	339,879
Lupin Ltd.	62,981	1,426,747
Manappuram Finance Ltd.	217,312	697,936

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Marico Ltd.	68,035	$572,840
National Aluminium Co. Ltd.	246,460	554,099
Nava Ltd.	51,970	367,921
Oberoi Realty Ltd.	38,158	848,210
Oil & Natural Gas Corp. Ltd.	115,611	329,168
Oil India Ltd.	61,491	311,465
Reliance Industries Ltd. GDR (#)	31,666	2,211,229
State Bank of India GDR	30,672	2,923,671
Sun Pharmaceutical Industries Ltd.	107,802	2,109,387
Tata Motors Ltd.	235,422	1,889,665
Torrent Pharmaceuticals Ltd.	44,515	1,769,353
Union Bank of India Ltd.	417,495	748,063
Vedanta Ltd.	54,668	293,916
WAAREE Energies Ltd.	20,950	767,456
		50,882,748

Indonesia | 1.3%
Aneka Tambang Tbk. PT	3,660,100	687,002
Bank Central Asia Tbk. PT	781,100	418,514
Bank Rakyat Indonesia Persero Tbk. PT	6,295,100	1,455,797
Indofood Sukses Makmur Tbk. PT	1,082,800	542,673
Sumber Alfaria Trijaya Tbk. PT	3,377,300	497,003
Telkom Indonesia Persero Tbk. PT ADR	27,654	468,459
		4,069,448

Malaysia | 1.1%
CIMB Group Holdings Bhd.	795,500	1,298,571
KPJ Healthcare Bhd.	950,500	600,577
Press Metal Aluminium Holdings Bhd.	243,400	302,776
SP Setia Bhd. Group	676,800	179,909
Sunway Construction Group Bhd.	225,000	320,761
Tenaga Nasional Bhd.	241,100	823,586
		3,526,180

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Mexico | 1.2%
Alfa SAB de CV, Class A	779,000	$575,392
Cemex SAB de CV ADR	47,455	328,863
Coca-Cola Femsa SAB de CV ADR	12,419	1,201,290
Gentera SAB de CV	438,100	935,992
Grupo Financiero Inbursa SAB de CV, Class O	124,700	321,909
Grupo Mexico SAB de CV Series B	42,800	259,248
		3,622,694

Peru | 0.1%
Cia de Minas Buenaventura SAA ADR	20,822	341,897

Philippines | 1.2%
DigiPlus Interactive Corp.	573,400	528,684
International Container Terminal Services, Inc.	286,110	2,093,253
Metropolitan Bank & Trust Co.	305,130	392,746
SM Investments Corp.	38,320	593,662
		3,608,345

Poland | 2.0%
CCC SA (*)	9,988	568,674
KGHM Polska Miedz SA (*)	63,362	2,271,657
ORLEN SA	44,066	1,005,668
PGE Polska Grupa Energetyczna SA (*)	256,390	813,492
Tauron Polska Energia SA (*)	343,462	802,566
Zabka Group SA	100,800	604,807
		6,066,864

Qatar | 0.2%
Gulf International Services QSC	667,376	586,487

Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Saudi Arabia | 2.1%
Almarai Co. JSC	47,567	$642,830
Astra Industrial Group Co.	9,665	415,454
Co. for Cooperative Insurance	20,342	857,089
Electrical Industries Co.	707,642	1,590,937
Etihad Etisalat Co.	87,307	1,380,645
Saudi Arabian Oil Co. (#)	76,602	496,644
Saudi Awwal Bank	43,114	387,442
Saudi Electricity Co.	107,895	422,909
Saudi National Bank	36,584	352,982
		6,546,932

South Africa | 1.9%
Capitec Bank Holdings Ltd.	1,629	327,625
Gold Fields Ltd. ADR	57,760	1,367,179
Harmony Gold Mining Co. Ltd. ADR	93,468	1,305,748
Investec Ltd.	108,408	809,559
Naspers Ltd., N Shares	2,169	675,780
Nedbank Group Ltd.	49,043	673,414
Standard Bank Group Ltd.	25,878	333,636
Tiger Brands Ltd.	17,515	315,436
		5,808,377

South Korea | 12.0%
Alteogen, Inc. (*)	1,089	300,754
CJ CheilJedang Corp.	2,767	510,460
Han Kuk Carbon Co. Ltd.	26,451	508,834
Hana Financial Group, Inc.	74,940	4,781,712
Hanwha Aerospace Co. Ltd.	529	332,457
HD Hyundai Co. Ltd.	3,990	383,100
HD Hyundai Electric Co. Ltd.	3,118	1,171,015
HD Hyundai Heavy Industries Co. Ltd.	2,262	718,095
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,871	1,865,123
Hyundai Mobis Co. Ltd.	2,487	527,633
Hyundai Rotem Co. Ltd.	4,002	582,604
JB Financial Group Co. Ltd.	21,494	327,271

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

KB Financial Group, Inc.	28,789	$2,365,366
Kia Corp.	10,748	769,546
KIWOOM Securities Co. Ltd.	2,170	368,452
Korea Electric Power Corp.	90,592	2,621,362
Krafton, Inc. (*)	1,136	305,630
LIG Nex1 Co. Ltd.	668	267,418
Meritz Financial Group, Inc.	10,606	883,992
Mirae Asset Securities Co. Ltd.	86,311	1,372,788
Samsung Electronics Co. Ltd. GDR	1,588	1,749,827
Samsung Electronics Co. Ltd. GDR (#)	5,995	6,600,495
SK Hynix, Inc.	21,290	4,611,596
Woori Financial Group, Inc.	174,263	2,899,904
		36,825,434

Taiwan | 18.7%
Accton Technology Corp.	36,000	895,040
Advancetek Enterprise Co. Ltd.	116,000	285,633
Arcadyan Technology Corp.	120,000	823,970
Asia Cement Corp.	730,000	1,066,213
Asia Optical Co., Inc.	121,000	564,508
Asia Vital Components Co. Ltd.	33,000	834,828
ASMedia Technology, Inc.	9,000	587,890
Asustek Computer, Inc.	50,000	1,102,813
Bizlink Holding, Inc.	29,000	836,850
Chunghwa Precision Test Tech Co. Ltd.	20,000	572,849
CyberPower Systems, Inc.	57,000	502,064
Delta Electronics, Inc.	335,000	4,716,285
Eva Airways Corp.	317,000	433,177
Evergreen Marine Corp. Taiwan Ltd.	45,000	306,684
Fusheng Precision Co. Ltd.	56,000	566,776
Genesys Logic, Inc.	76,000	385,299
Genius Electronic Optical Co. Ltd.	26,000	372,206
Global Unichip Corp.	13,000	577,761
International Games System Co. Ltd.	57,000	1,666,737
MediaTek, Inc.	108,000	4,598,355
President Chain Store Corp.	149,000	1,308,740

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Realtek Semiconductor Corp.	117,000	$2,271,888
Silicon Motion Technology Corp. ADR	5,407	406,444
Sunonwealth Electric Machine Industry Co. Ltd.	154,000	530,076
Taiwan Semiconductor Manufacturing Co. Ltd.	820,000	29,606,924
Tong Yang Industry Co. Ltd.	191,000	639,078
Voltronic Power Technology Corp.	9,000	388,360
Wan Hai Lines Ltd.	108,000	329,195
Yankey Engineering Co. Ltd.	27,000	402,242
		57,578,885

Thailand | 1.9%
Advanced Info Service PCL (‡)	101,200	865,416
Bangkok Bank PCL (‡)	211,900	906,036
Bangkok Dusit Medical Services PCL NVDR	1,242,300	794,997
Charoen Pokphand Foods PCL NVDR	738,200	522,201
Delta Electronics Thailand PCL NVDR	210,600	620,651
PTT Exploration & Production PCL (‡)	447,700	1,507,999
TMBThanachart Bank PCL (‡)	12,585,500	731,698
		5,948,998

Turkey | 0.6%
Akbank TAS	204,031	351,556
Turk Hava Yollari AO	73,420	525,805
Turkcell Iletisim Hizmetleri AS	160,490	389,884
Turkiye Garanti Bankasi AS	185,846	633,977
		1,901,222

United Arab Emirates | 2.0%
Abu Dhabi Commercial Bank PJSC	93,148	341,770
Abu Dhabi Islamic Bank PJSC	163,889	959,261
ADNOC Drilling Co. PJSC	974,300	1,511,580
Adnoc Gas PLC	676,397	629,698
Aldar Properties PJSC	186,535	453,118
Emaar Development PJSC	185,684	685,143
Emaar Properties PJSC	450,470	1,668,444
		6,249,014

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   19

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

United Kingdom | 0.3%
Anglogold Ashanti PLC	23,254	$1,059,685

United States | 0.2%
Titan SA	12,535	567,842

Total Common Stocks (Cost $251,818,479)		299,472,739

Preferred Stocks | 1.4%

Brazil | 1.4%
Banco Bradesco SA	1,183,000	3,664,555
Petroleo Brasileiro SA - Petrobras	89,539	517,151
		4,181,706
Total Preferred Stocks (Cost $3,974,059)		4,181,706

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 1.4%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $4,436,900 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $4,498,312) Proceeds of $4,410,537 (Cost $4,410,000)	$4,410	$4,410,000

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $239,187)	239,187	$239,187

Total Investments | 100.0% (Cost $260,441,725)		$308,303,632

Liabilities in Excess of Cash and Other Assets | 0.0%		(44,545)

Net Assets | 100.0%		$308,259,087

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 8.6% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   21

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 96.7%

Brazil | 11.7%
Arcos Dorados Holdings, Inc., Class A	2,634,672	$20,787,562
Banco do Brasil SA	13,576,752	55,200,613
BB Seguridade Participacoes SA	11,627,417	76,615,842
Engie Brasil Energia SA	4,291,400	35,867,640
Motiva Infraestrutura de Mobilidade SA	15,423,017	39,145,866
Petroleo Brasileiro SA - Petrobras ADR	3,884,396	48,593,794
PRIO SA (*)	5,223,800	40,766,619
Rede D’Or Sao Luiz SA (#)	5,325,600	34,719,175
Suzano SA	2,876,900	27,116,388
Vale SA ADR	4,858,990	47,180,793
Vibra Energia SA	13,841,900	55,183,147
		481,177,439

Chile | 0.3%
Sociedad Quimica y Minera de Chile SA ADR	314,368	11,087,759

China | 22.9%
Alibaba Group Holding Ltd.	4,202,200	59,635,620
Anhui Conch Cement Co. Ltd., Class H	15,301,951	38,952,610
China Construction Bank Corp., Class H	124,574,224	125,870,629
China Medical System Holdings Ltd.	35,683,000	54,656,213
China Merchants Bank Co. Ltd., Class H	10,709,994	74,959,796
DaShenLin Pharmaceutical Group Co. Ltd., Class A	15,102,617	34,329,843
ENN Natural Gas Co. Ltd., Class A	12,887,015	33,980,955
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,183,276	26,257,015
Hengan International Group Co. Ltd.	11,927,000	34,267,644
Huayu Automotive Systems Co. Ltd., Class A	12,507,348	30,809,781
Lenovo Group Ltd.	24,446,000	29,418,435
Midea Group Co. Ltd., Class A	4,510,099	45,382,674
NetEase, Inc.	2,296,100	61,933,108
Ping An Insurance Group Co. of China Ltd., Class H	8,891,000	56,604,396
Sinopharm Group Co. Ltd., Class H	24,573,614	57,605,698
Tencent Holdings Ltd.	553,800	35,568,969

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Tingyi Cayman Islands Holding Corp.	32,270,000	$47,307,538
Want Want China Holdings Ltd.	56,113,000	39,208,948
Weichai Power Co. Ltd., Class H	27,603,288	56,156,399
		942,906,271

Egypt | 0.8%
Commercial International Bank - Egypt (CIB) GDR	18,730,844	31,474,959

Greece | 2.9%
Metlen Energy & Metals SA	535,243	29,070,271
National Bank of Greece SA	4,892,554	62,552,129
OPAP SA	1,196,726	27,174,166
		118,796,566

Hong Kong | 0.7%
ASMPT Ltd.	3,722,000	27,301,700

Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	4,941,800	43,028,856
OTP Bank Nyrt	1,033,488	82,552,573
		125,581,429

India | 4.8%
Axis Bank Ltd.	2,242,656	31,346,921
Indus Towers Ltd. (*)	18,234,128	89,563,385
Tata Consultancy Services Ltd.	678,251	27,389,839
UPL Ltd.	6,360,586	49,060,868
		197,361,013

Indonesia | 3.7%
Astra International Tbk. PT	127,142,200	35,248,188
Bank Mandiri Persero Tbk. PT	150,110,484	45,157,260
Telkom Indonesia Persero Tbk. PT ADR	2,824,415	47,845,590
United Tractors Tbk. PT	16,840,800	22,313,319
		150,564,357

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   23

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Mexico | 7.7%
America Movil SAB de CV ADR	2,969,763	$53,277,548
Cemex SAB de CV ADR	4,405,141	30,527,627
Grupo Aeroportuario del Pacifico SAB de CV ADR	238,007	54,651,167
Grupo Financiero Banorte SAB de CV, Class O	7,714,437	70,515,081
Grupo Mexico SAB de CV Series B	7,154,585	43,336,627
Kimberly-Clark de Mexico SAB de CV, Class A	19,123,895	34,987,520
Ternium SA ADR	939,276	28,272,208
		315,567,778

Peru | 0.8%
Credicorp Ltd.	144,850	32,376,872

Philippines | 0.8%
International Container Terminal Services, Inc.	4,637,340	33,927,950

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18

South Africa | 7.0%
Bidvest Group Ltd.	3,160,208	41,787,741
Life Healthcare Group Holdings Ltd.	32,742,534	26,418,891
Nedbank Group Ltd.	4,061,562	55,769,678
Sanlam Ltd.	10,358,502	51,925,624
Standard Bank Group Ltd.	4,305,829	55,513,561
Vodacom Group Ltd.	7,112,031	54,965,280
		286,380,775

South Korea | 11.7%
Coway Co. Ltd.	622,979	44,693,910
Hyundai Mobis Co. Ltd.	175,759	37,288,377
KB Financial Group, Inc.	1,077,207	88,505,634
Kia Corp.	490,316	35,106,145
KT Corp.	1,109,372	45,794,086

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

KT&G Corp.	339,196	$32,067,080
Shinhan Financial Group Co. Ltd.	1,563,117	71,105,272
SK Hynix, Inc.	585,644	126,855,509
		481,416,013

Taiwan | 13.6%
ASE Technology Holding Co. Ltd.	14,753,000	73,914,783
Globalwafers Co. Ltd.	2,779,000	28,545,725
MediaTek, Inc.	1,610,000	68,549,558
Novatek Microelectronics Corp.	2,862,000	53,419,550
Quanta Computer, Inc.	4,395,000	41,100,844
Taiwan Semiconductor Manufacturing Co. Ltd.	5,392,913	194,716,544
Wiwynn Corp.	629,000	54,201,206
Yageo Corp.	2,642,769	43,670,394
		558,118,604

Thailand | 1.4%
Kasikornbank PCL	7,423,254	35,155,510
PTT Exploration & Production PCL (‡)	7,313,200	24,633,227
		59,788,737

Turkey | 0.7%
BIM Birlesik Magazalar AS	2,366,971	29,603,289

United Kingdom | 1.1%
Unilever PLC	778,359	47,458,299

United States | 1.0%
Schlumberger NV	1,213,075	41,001,935

Total Common Stocks (Cost $3,200,141,971)		3,971,891,763

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   25

Description	Principal Amount (000)	Fair Value

Lazard Emerging Markets Equity Portfolio (concluded)

Repurchase Agreements | 2.8%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $117,118,700 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $118,738,366) Proceeds of $116,424,163 (Cost $116,410,000)	$116,410	$116,410,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $6,135,413)	6,135,413	$6,135,413

Total Investments | 99.7% (Cost $3,322,687,384)		$4,094,437,176

Cash and Other Assets in Excess of Liabilities | 0.3%		13,986,257

Net Assets | 100.0%		$4,108,423,433

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 0.8% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio

Common Stocks | 95.4%

France | 10.4%
Edenred SE	78,429	$2,432,528
FDJ UNITED (#)	64,800	2,543,057
		4,975,585

Israel | 3.1%
Nice Ltd. ADR (*)	8,759	1,479,483

Italy | 10.4%
Nexi SpA (#)	515,882	3,084,634
Snam SpA	311,003	1,888,980
		4,973,614

Japan | 3.7%
Secom Co. Ltd.	37,965	1,366,317
Unicharm Corp.	58,200	421,536
		1,787,853

Luxembourg | 3.5%
SES SA	238,568	1,696,961

Switzerland | 1.0%
SGS SA	4,497	457,362

United Kingdom | 19.9%
Bunzl PLC	59,001	1,879,185
National Grid PLC	114,686	1,676,868
Rentokil Initial PLC	505,632	2,447,188
Severn Trent PLC	50,696	1,906,740
United Utilities Group PLC	103,776	1,629,473
		9,539,454

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   27

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (continued)

United States | 43.4%
Baxter International, Inc.	60,230	$1,823,764
Becton Dickinson & Co.	8,259	1,422,613
Cognizant Technology Solutions Corp., Class A	11,738	915,916
Dentsply Sirona, Inc.	136,849	2,173,162
Ferrovial SE	9,118	486,155
Fiserv, Inc. (*)	14,626	2,521,669
H&R Block, Inc.	41,803	2,294,567
Henry Schein, Inc. (*)	13,218	965,575
International Game Technology PLC	192,838	3,048,769
Omnicom Group, Inc.	40,056	2,881,629
PayPal Holdings, Inc. (*)	24,536	1,823,515
Visa, Inc., A Shares	1,271	451,268
		20,808,602

Total Common Stocks (Cost $43,478,467)		45,718,914

Preferred Stocks | 3.5%

Germany | 3.5%
Henkel AG & Co. KGaA (Cost $1,707,352)	21,440	1,683,488

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 0.4%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $211,300 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $214,244) Proceeds of $210,026 (Cost $210,000)	$210	$210,000

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (concluded)

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $19,372)	19,372	$19,372

Total Investments | 99.4% (Cost $45,415,191)		$47,631,774

Cash and Other Assets in Excess of Liabilities | 0.6%		271,687

Net Assets | 100.0%		$47,903,461

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 11.7% of net assets of the Portfolio.
(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio

Common Stocks | 97.2%

Australia | 1.1%
Computershare Ltd.	35,197	$924,155

Canada | 3.5%
Dollarama, Inc.	13,211	1,861,424
Toromont Industries Ltd.	11,079	995,747
		2,857,171

China | 1.2%
Tencent Holdings Ltd.	15,223	977,729

Denmark | 1.1%
Carlsberg AS, Class B	4,145	587,964
Zealand Pharma AS (*)	5,812	325,396
		913,360

Finland | 1.0%
Kone OYJ, Class B	12,589	829,099

France | 3.1%
EssilorLuxottica SA	2,627	721,665
Legrand SA	5,940	793,428
LVMH Moet Hennessy Louis Vuitton SE	1,220	639,831
Pernod Ricard SA	3,571	356,711
		2,511,635

Hong Kong | 1.6%
AIA Group Ltd.	70,383	632,938
Techtronic Industries Co. Ltd.	57,000	627,886
		1,260,824

India | 1.3%
HDFC Bank Ltd. ADR	14,069	1,078,670

Ireland | 2.3%
Accenture PLC, Class A	6,320	1,888,985

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

Japan | 5.1%
FANUC Corp.	23,300	$633,806
Mizuho Financial Group, Inc.	46,500	1,280,105
Nintendo Co. Ltd.	5,500	527,543
Resona Holdings, Inc.	86,500	793,933
Sanrio Co. Ltd.	19,300	933,567
		4,168,954

Netherlands | 6.1%
Argenx SE ADR (*)	1,075	592,562
ASM International NV	1,523	975,126
ASML Holding NV	2,256	1,806,260
Wolters Kluwer NV	9,676	1,618,053
		4,992,001

Spain | 1.2%
Industria de Diseno Textil SA	18,816	980,492

Sweden | 1.6%
Assa Abloy AB, Class B	17,575	549,567
Hexagon AB, B Shares	74,512	748,754
		1,298,321

Switzerland | 3.3%
ABB Ltd.	28,906	1,728,049
Partners Group Holding AG	697	913,872
		2,641,921

Taiwan | 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,891	2,693,193

United Kingdom | 8.2%
AstraZeneca PLC	8,371	1,167,401
Coca-Cola Europacific Partners PLC	13,870	1,286,026
Diageo PLC	34,687	872,501
RELX PLC	34,975	1,892,028
Unilever PLC	24,133	1,469,921
		6,687,877

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   31

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

United States | 52.2%
Adobe, Inc. (*)	2,400	$928,512
Alphabet, Inc., Class A	5,128	903,707
Amazon.com, Inc. (*)	11,771	2,582,440
Amphenol Corp., Class A	19,692	1,944,585
Aon PLC, Class A	4,515	1,610,771
Apple, Inc.	15,151	3,108,531
Avery Dennison Corp.	3,018	529,568
Bank of America Corp.	23,343	1,104,591
Booz Allen Hamilton Holding Corp.	10,093	1,050,984
Charles Schwab Corp.	22,145	2,020,510
Coca-Cola Co.	19,494	1,379,201
Corpay, Inc. (*)	1,708	566,749
Danaher Corp.	5,678	1,121,632
Equifax, Inc.	3,677	953,703
HealthEquity, Inc. (*)	7,360	771,034
Intercontinental Exchange, Inc.	9,868	1,810,482
IQVIA Holdings, Inc. (*)	6,356	1,001,642
Marvell Technology, Inc.	7,358	569,509
McDonald’s Corp.	3,367	983,736
Meta Platforms, Inc., Class A	1,134	836,994
Microsoft Corp.	6,841	3,402,782
Motorola Solutions, Inc.	2,768	1,163,833
NIKE, Inc., Class B	6,814	484,067
Procter & Gamble Co.	7,264	1,157,300
PTC, Inc. (*)	6,264	1,079,538
Rockwell Automation, Inc.	2,961	983,555
S&P Global, Inc.	2,939	1,549,705
Salesforce, Inc.	6,132	1,672,135
Texas Instruments, Inc.	6,275	1,302,816
Thermo Fisher Scientific, Inc.	2,848	1,154,750
Visa, Inc., A Shares	5,911	2,098,701
Zoetis, Inc.	5,339	832,617
		42,660,680

Total Common Stocks
(Cost $50,796,332)		79,365,067

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard Global Equity Select Portfolio (concluded)

Repurchase Agreements | 2.9%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $2,414,700 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $2,448,184) Proceeds of $2,400,292 (Cost $2,400,000)	$2,400	$2,400,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $133,140)	133,140	$133,140

Total Investments | 100.3% (Cost $53,329,472)		$81,898,207

Liabilities in Excess of Cash and Other Assets | (0.3)%		(213,591)

Net Assets | 100.0%		$81,684,616

(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   33

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 93.5%

Australia | 5.3%
Atlas Arteria Ltd.	68,622,116	$229,896,577
Transurban Group	34,166,759	314,596,087
		544,492,664

Canada | 2.4%
Algonquin Power & Utilities Corp. (^)	41,860,578	239,466,791

France | 5.3%
Eutelsat Communications SACA (*)	9,402,837	41,092,371
Vinci SA	3,409,453	503,276,657
		544,369,028

Germany | 1.6%
Fraport AG Frankfurt Airport Services Worldwide (*)	2,216,640	166,978,197

Hong Kong | 5.9%
CK Infrastructure Holdings Ltd.	38,467,972	254,730,050
Power Assets Holdings Ltd.	53,419,930	343,344,551
		598,074,601

Italy | 20.1%
Hera SpA	71,933,603	347,636,093
Italgas SpA (^)	55,518,592	471,978,466
Snam SpA	121,226,042	736,306,421
Terna - Rete Elettrica Nazionale	48,919,512	503,184,685
		2,059,105,665

Luxembourg | 1.5%
SES SA (^)	21,121,589	150,240,268

New Zealand | 1.1%
Auckland International Airport Ltd.	24,434,926	115,564,031

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Portugal | 1.0%
REN - Redes Energeticas Nacionais SGPS SA	28,573,279	$101,934,907

Spain | 1.9%
Aena SME SA (#)	7,201,040	192,222,943

Switzerland | 1.6%
Flughafen Zurich AG	584,875	166,878,522

United Kingdom | 19.0%
National Grid PLC	56,268,152	822,718,147
Pennon Group PLC (^)	26,547,011	182,783,151
Severn Trent PLC	12,454,271	468,420,758
United Utilities Group PLC	29,512,220	463,395,708
		1,937,317,764

United States | 26.8%
American Electric Power Co., Inc.	1,651,928	171,404,049
Crown Castle, Inc.	3,063,518	314,715,204
CSX Corp.	15,101,973	492,777,379
Eversource Energy	1,470,446	93,549,775
Exelon Corp.	9,592,006	416,484,900
Ferrovial SE	14,981,773	798,801,237
Norfolk Southern Corp.	1,771,001	453,323,126
		2,741,055,670

Total Common Stocks (Cost $7,517,395,718)		9,557,701,051

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   35

Description	Principal Amount (000)	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Repurchase Agreements | 7.1%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $733,105,700 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $743,243,592) Proceeds of $728,758,655 (Cost $728,670,000)	$728,670	$728,670,000

Description	Shares	Fair Value

Short-Term Investments | 0.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $38,359,264)	38,359,264	$38,359,264

Total Investments | 101.0%
(Cost $8,284,424,982) (»)		$10,324,730,315

Liabilities in Excess of Cash and Other Assets | (1.0)%		(101,883,284)

Net Assets | 100.0%		$10,222,847,031

(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 1.9% of net assets of the Portfolio.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Financial Statements

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	280,955,683	USD	184,016,420	HSB	09/25/25	$1,219,260	$—
NZD	25,555,613	USD	15,540,261	HSB	09/25/25	81,391	—
USD	61,400,299	AUD	93,788,696	BNP	09/25/25	—	435,122
USD	110,139,850	AUD	168,234,120	CIT	09/25/25	—	777,862
USD	152,553,182	AUD	233,019,427	HSB	09/25/25	—	1,077,852
USD	168,523,657	AUD	257,241,133	MSC	09/25/25	—	1,076,885
USD	196,374,971	AUD	299,893,820	SSB	09/25/25	—	1,346,730
USD	5,868,015	CAD	7,936,858	BNP	09/25/25	14,850	—
USD	63,192,803	CAD	85,457,915	CIT	09/25/25	170,466	—
USD	62,909,825	CAD	85,070,408	HSB	09/25/25	173,261	—
USD	57,879,168	CAD	78,269,669	MSC	09/25/25	157,921	—
USD	58,552,531	CAD	79,171,495	SCB	09/25/25	166,218	—
USD	41,731,740	CHF	33,628,905	BNP	09/25/25	—	1,102,035
USD	47,205,829	CHF	38,032,311	SCB	09/25/25	—	1,236,647
USD	75,508,817	CHF	60,824,995	SSB	09/25/25	—	1,965,134
USD	615,625,480	EUR	531,687,267	BNP	09/25/25	—	14,188,683
USD	583,360,908	EUR	503,570,209	BNY	09/25/25	—	13,146,982
USD	466,805,135	EUR	402,598,695	CAN	09/25/25	—	10,096,187
USD	609,304,653	EUR	525,606,995	CIT	09/25/25	—	13,307,078
USD	581,482,687	EUR	501,744,455	HSB	09/25/25	—	12,862,492
USD	463,853,001	EUR	400,439,069	RBC	09/25/25	—	10,490,120
USD	607,273,155	EUR	524,057,987	SSB	09/25/25	—	13,503,688
USD	393,478,244	GBP	292,386,274	CAN	09/25/25	—	8,085,154
USD	523,156,898	GBP	388,831,224	HSB	09/25/25	—	10,864,024
USD	365,071,752	GBP	271,126,642	MSC	09/25/25	—	7,293,660
USD	430,814,061	GBP	320,141,236	RBC	09/25/25	—	8,868,010
USD	198,772,662	GBP	147,764,943	SSB	09/25/25	—	4,167,755
USD	89,793,874	HKD	699,287,435	BNP	09/25/25	87,748	—
USD	109,887,114	HKD	855,782,160	HSB	09/25/25	105,501	—
USD	101,789,318	HKD	792,781,015	MSC	09/25/25	89,631	—
USD	129,071,874	HKD	1,005,115,852	SCB	09/25/25	133,408	—
USD	182,863,038	HKD	1,424,100,763	SSB	09/25/25	176,269	—
USD	118,878,799	NZD	195,852,586	HSB	09/25/25	—	842,102
USD	8,267,678	NZD	13,621,657	RBC	09/25/25	—	58,977
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,575,924	$136,793,179

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   37

Description	Shares	Fair Value

Lazard International Equity Portfolio

Common Stocks | 95.3%

Australia | 1.0%
Rio Tinto PLC	202,531	$11,801,994

Belgium | 1.2%
KBC Group NV	132,558	13,634,622

Brazil | 0.9%
TOTVS SA	1,356,200	10,536,379

Canada | 2.7%
Gildan Activewear, Inc.	336,176	16,565,015
Suncor Energy, Inc.	391,522	14,666,082
		31,231,097

China | 2.3%
Contemporary Amperex Technology Co. Ltd., Class A	192,600	6,780,224
Li Ning Co. Ltd.	4,570,000	9,870,182
Tencent Holdings Ltd.	155,900	10,013,005
		26,663,411

Denmark | 1.2%
Novo Nordisk AS, Class B	196,332	13,699,650

Finland | 1.1%
Fortum OYJ	680,624	12,757,278

France | 13.7%
Air Liquide SA	88,847	18,350,975
Bureau Veritas SA	539,948	18,627,484
Capgemini SE	88,651	15,173,451
Cie de Saint-Gobain SA	68,576	8,067,153
Engie SA	986,806	23,237,796
Orange SA	1,349,964	20,607,902
Pernod Ricard SA	102,287	10,217,561

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Societe Generale SA	250,646	$14,362,086
Thales SA	91,282	26,892,089
		155,536,497

Germany | 7.7%
Brenntag SE	155,613	10,306,468
Continental AG	119,828	10,456,500
Merck KGaA	95,288	12,339,876
MTU Aero Engines AG	40,692	18,095,633
Puma SE	305,743	8,347,880
Siemens AG	34,297	8,796,334
Siemens Healthineers AG (#)	225,249	12,495,224
Zalando SE (#), (*)	201,766	6,642,974
		87,480,889

Greece | 1.9%
National Bank of Greece SA	1,672,527	21,383,540

Hong Kong | 3.0%
AIA Group Ltd.	2,419,800	21,760,714
Techtronic Industries Co. Ltd.	1,077,000	11,863,730
		33,624,444

Israel | 2.2%
Bank Hapoalim BM	691,474	13,279,713
Wix.com Ltd. (*)	71,555	11,338,605
		24,618,318

Italy | 2.7%
Lottomatica Group SpA	432,117	11,994,661
UniCredit SpA	280,953	18,843,542
		30,838,203

Japan | 17.6%
Bandai Namco Holdings, Inc.	361,700	12,948,287
FANUC Corp.	356,800	9,705,661
Kokusai Electric Corp.	531,100	12,692,852
MatsukiyoCocokara & Co.	939,700	19,363,203

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   39

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Mitsui Fudosan Co. Ltd.	1,001,000	$9,670,117
Mizuho Financial Group, Inc.	617,000	16,985,481
NEC Corp.	614,600	18,000,809
Nippon Sanso Holdings Corp.	405,500	15,333,296
Nitori Holdings Co. Ltd.	92,800	8,974,697
Otsuka Holdings Co. Ltd.	255,800	12,664,726
Resona Holdings, Inc.	1,282,900	11,774,994
Shimadzu Corp.	561,900	13,935,653
Shin-Etsu Chemical Co. Ltd.	449,800	14,822,198
Suzuki Motor Corp.	765,100	9,217,274
Toyo Suisan Kaisha Ltd.	204,000	13,544,020
		199,633,268

Mexico | 0.9%
Arca Continental SAB de CV	952,712	10,069,619

Netherlands | 4.8%
ASML Holding NV	26,838	21,487,773
ING Groep NV	799,438	17,543,549
Universal Music Group NV	477,250	15,487,305
		54,518,627

Singapore | 1.3%
Singapore Telecommunications Ltd.	4,864,700	14,618,632

South Korea | 1.0%
SK Hynix, Inc.	52,639	11,402,059

Spain | 3.5%
Banco Santander SA	1,702,298	14,092,603
Bankinter SA	1,229,857	16,053,530
Industria de Diseno Textil SA	192,333	10,022,369
		40,168,502

Sweden | 2.2%
Hexagon AB, B Shares	1,421,538	14,284,715
Sandvik AB	450,895	10,347,166
		24,631,881

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Switzerland | 2.9%
ABB Ltd.	318,622	$19,047,754
Cie Financiere Richemont SA, Class A	71,743	13,568,126
		32,615,880

Taiwan | 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,967	14,940,866

United Kingdom | 12.2%
3i Group PLC	272,366	15,406,826
AstraZeneca PLC	72,798	10,152,248
Coca-Cola Europacific Partners PLC	124,861	11,514,890
Compass Group PLC	448,947	15,205,913
Croda International PLC	364,925	14,668,876
IMI PLC	402,919	11,584,435
JD Sports Fashion PLC	4,229,757	5,148,158
RELX PLC	501,848	27,222,667
Unilever PLC	461,712	28,122,486
		139,026,499

United States | 6.0%
Amcor PLC CDI	1,277,029	11,969,418
Aon PLC, Class A	42,033	14,995,693
Chubb Ltd.	32,307	9,359,984
CRH PLC	99,208	9,107,295
Experian PLC	203,853	10,501,802
ICON PLC (*)	24,685	3,590,433
Roche Holding AG	25,776	8,426,444
		67,951,069

Total Common Stocks (Cost $818,716,841)		1,083,383,224

Preferred Stocks | 1.0%

Brazil | 1.0%
Itau Unibanco Holding SA (Cost $7,894,496)	1,770,350	12,039,983

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   41

Description	Principal Amount (000)	Fair Value

Lazard International Equity Portfolio (concluded)

Repurchase Agreements | 2.9%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $33,241,200 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $33,700,956) Proceeds of $33,044,020 (Cost $33,040,000)	$33,040	$33,040,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $1,745,724)	1,745,724	$1,745,724

Total Investments | 99.4% (Cost $861,397,061)		$1,130,208,931

Cash and Other Assets in Excess of Liabilities | 0.6%		6,854,700

Net Assets | 100.0%		$1,137,063,631

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 1.7% of net assets of the Portfolio.
(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 96.0%

Belgium | 1.7%
KBC Group NV	9,520	$979,206

Brazil | 1.3%
TOTVS SA	97,000	753,597

Canada | 2.2%
Gildan Activewear, Inc.	14,832	730,844
Suncor Energy, Inc.	13,790	516,562
		1,247,406

China | 4.9%
Contemporary Amperex Technology Co. Ltd., Class A	13,800	485,810
Li Ning Co. Ltd.	240,000	518,347
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,565	425,497
Tencent Holdings Ltd.	20,500	1,316,656
		2,746,310

Denmark | 1.5%
Novo Nordisk AS, Class B	11,926	832,172

Finland | 1.3%
Sampo OYJ, A Shares	70,260	756,082

France | 10.4%
Air Liquide SA	4,461	921,401
Bureau Veritas SA	30,883	1,065,422
Capgemini SE	4,548	778,433
Engie SA	46,687	1,099,409
Pernod Ricard SA	5,331	532,519
Thales SA	5,019	1,478,620
		5,875,804

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   43

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Germany | 6.7%
adidas AG	2,914	$679,251
Merck KGaA	3,478	450,404
MTU Aero Engines AG	2,613	1,161,995
SAP SE	2,038	619,935
Siemens AG	1,640	420,619
Siemens Healthineers AG (#)	8,305	460,703
		3,792,907

Greece | 2.4%
Piraeus Financial Holdings SA	197,083	1,369,284

Hong Kong | 2.7%
AIA Group Ltd.	98,000	881,292
Techtronic Industries Co. Ltd.	59,500	655,424
		1,536,716

India | 3.5%
Bharti Airtel Ltd.	40,881	959,569
ICICI Bank Ltd. ADR	30,326	1,020,167
		1,979,736

Indonesia | 1.0%
Bank Mandiri Persero Tbk. PT	1,765,500	531,110

Israel | 0.9%
Wix.com Ltd. (*)	3,142	497,881

Italy | 0.7%
Lottomatica Group SpA	13,821	383,642

Japan | 13.2%
FANUC Corp.	19,400	527,718
Hoya Corp.	5,600	664,804
Keyence Corp.	1,200	481,846
Kokusai Electric Corp.	23,500	561,631

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Mitsubishi Electric Corp.	33,900	$732,138
Mitsui Fudosan Co. Ltd.	55,700	538,088
Mizuho Financial Group, Inc.	23,000	633,170
Nitori Holdings Co. Ltd.	3,500	338,485
Nomura Research Institute Ltd.	19,200	771,530
Recruit Holdings Co. Ltd.	8,300	488,698
Resona Holdings, Inc.	77,200	708,574
Shin-Etsu Chemical Co. Ltd.	19,300	635,990
Suzuki Motor Corp.	29,200	351,777
		7,434,449

Mexico | 2.6%
Fomento Economico Mexicano SAB de CV ADR	5,237	539,307
Grupo Financiero Banorte SAB de CV, Class O	99,700	911,324
		1,450,631

Netherlands | 7.9%
ASM International NV	632	404,649
ASML Holding NV	1,768	1,415,544
IMCD NV	4,436	596,999
ING Groep NV	29,775	653,408
Universal Music Group NV	26,449	858,300
Wolters Kluwer NV	3,078	514,713
		4,443,613

South Korea | 1.3%
SK Hynix, Inc.	3,415	739,718

Spain | 2.9%
Banco Santander SA	82,736	684,936
Bankinter SA	73,495	959,343
		1,644,279

Sweden | 1.3%
Hexagon AB, B Shares	73,731	740,906

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   45

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Switzerland | 3.1%
ABB Ltd.	17,456	$1,043,549
Cie Financiere Richemont SA, Class A	3,612	683,106
		1,726,655

Taiwan | 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	2,455,208

United Kingdom | 12.1%
3i Group PLC	12,391	700,917
Compass Group PLC	33,951	1,149,926
Croda International PLC	13,111	527,022
Diploma PLC	10,090	677,144
InterContinental Hotels Group PLC	4,539	518,265
London Stock Exchange Group PLC	3,786	553,205
RELX PLC	23,896	1,296,235
Unilever PLC	22,646	1,379,349
		6,802,063

United States | 6.0%
Aon PLC, Class A	3,278	1,169,459
Chubb Ltd.	1,799	521,206
CRH PLC	4,031	370,046
Experian PLC	17,203	886,239
James Hardie Industries PLC CDI (*)	14,989	413,765
		3,360,715

Total Common Stocks (Cost $41,286,037)		54,080,090

Preferred Stocks | 1.8%

Brazil | 1.8%
Itau Unibanco Holding SA (Cost $688,401)	146,050	993,272

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard International Equity Select Portfolio (concluded)

Repurchase Agreements | 1.9%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $1,066,500 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $1,081,296) Proceeds of $1,060,129 (Cost $1,060,000)	$1,060	$1,060,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $56,867)	56,867	$56,867

Total Investments | 99.8% (Cost $43,091,305)		$56,190,229

Cash and Other Assets in Excess of Liabilities | 0.2%		125,764

Net Assets | 100.0%		$56,315,993

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 0.8% of net assets of the Portfolio.
(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   47

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio

Common Stocks | 97.6%

Australia | 2.1%
Computershare Ltd.	330,076	$8,666,684

Brazil | 2.0%
TOTVS SA	1,039,008	8,072,100

Canada | 4.8%
Dollarama, Inc.	84,916	11,964,628
Toromont Industries Ltd.	83,886	7,539,422
		19,504,050

China | 3.1%
Tencent Holdings Ltd.	197,800	12,704,121

Denmark | 1.3%
Coloplast AS, Class B	55,703	5,301,385

France | 6.3%
EssilorLuxottica SA	49,065	13,478,680
LVMH Moet Hennessy Louis Vuitton SE	14,524	7,617,135
Pernod Ricard SA	43,684	4,363,643
		25,459,458

Germany | 5.5%
SAP SE	41,085	12,497,552
Scout24 SE (#)	72,768	10,034,964
		22,532,516

Hong Kong | 3.8%
AIA Group Ltd.	782,400	7,035,946
Hong Kong Exchanges & Clearing Ltd.	153,500	8,213,083
		15,249,029

India | 3.1%
HDFC Bank Ltd. ADR	161,815	12,406,356

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Ireland | 2.4%
Accenture PLC, Class A	32,304	$9,655,343

Israel | 2.5%
Check Point Software Technologies Ltd. (*)	46,098	10,199,182

Japan | 9.4%
Hoya Corp.	58,800	6,980,437
Keyence Corp.	16,100	6,464,772
M3, Inc.	537,600	7,383,894
Recruit Holdings Co. Ltd.	133,300	7,848,606
SMS Co. Ltd.	365,300	3,762,381
Toei Animation Co. Ltd.	244,100	5,567,670
		38,007,760

Netherlands | 8.5%
ASML Holding NV	15,731	12,594,983
IMCD NV	43,174	5,810,373
Universal Music Group NV	264,968	8,598,513
Wolters Kluwer NV	45,919	7,678,727
		34,682,596

Norway | 1.6%
Gjensidige Forsikring ASA	260,692	6,609,971

South Africa | 2.3%
Clicks Group Ltd.	435,869	9,151,029

Spain | 2.2%
Industria de Diseno Textil SA	172,406	8,983,984

Sweden | 4.2%
Assa Abloy AB, Class B	307,459	9,614,176
Hexagon AB, B Shares	731,666	7,352,347
		16,966,523

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   49

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Switzerland | 4.3%
Partners Group Holding AG	8,773	$11,502,734
VAT Group AG (#)	14,569	6,168,878
		17,671,612

Taiwan | 5.5%
Lotes Co. Ltd.	127,000	5,834,928
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	73,459	16,637,729
		22,472,657

United Kingdom | 17.5%
Diageo PLC	260,482	6,552,044
Diploma PLC	108,762	7,299,063
Halma PLC	305,722	13,432,212
InterContinental Hotels Group PLC	59,891	6,838,373
London Stock Exchange Group PLC	91,620	13,387,392
RELX PLC	244,377	13,219,959
Unilever PLC	167,850	10,234,192
		70,963,235

United States | 5.2%
Aon PLC, Class A	31,888	11,376,363
Experian PLC	187,987	9,684,441
		21,060,804

Total Common Stocks (Cost $342,198,745)		396,320,395

Preferred Stocks | 1.2%

Germany | 1.2%
Sartorius AG (Cost $6,860,176)	19,947	5,076,739

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard International Quality Growth Portfolio (concluded)

Repurchase Agreements | 1.0%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $4,255,800 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $4,314,703) Proceeds of $4,230,515 (Cost $4,230,000)	$4,230	$4,230,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $228,844)	228,844	$228,844

Total Investments | 99.9% (Cost $353,517,765)		$405,855,978

Cash and Other Assets in Excess of Liabilities | 0.1%		327,962

Net Assets | 100.0%		$406,183,940

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 3.9% of net assets of the Portfolio.
(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   51

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 95.0%

Australia | 3.0%
ALS Ltd.	11,253	$126,659
Amotiv Ltd.	17,748	93,661
AUB Group Ltd.	6,466	151,023
		371,343

Austria | 1.8%
BAWAG Group AG (#)	1,715	218,600

Canada | 1.3%
Descartes Systems Group, Inc. (*)	630	63,997
Toromont Industries Ltd.	1,036	93,112
		157,109

Denmark | 1.3%
Ascendis Pharma AS ADR (*)	534	92,169
Zealand Pharma AS (*)	1,282	71,775
		163,944

France | 6.8%
Exosens SAS	5,004	237,708
Gaztransport Et Technigaz SA	1,110	220,333
Planisware SA	4,189	117,133
Robertet SA	151	141,649
Virbac SACA	317	119,424
		836,247

Germany | 7.3%
CTS Eventim AG & Co. KGaA	1,027	127,894
Hensoldt AG	1,370	157,323
Innoscripta SE	1,181	139,951
IONOS Group SE (*)	3,479	163,581
Pfisterer Holding SE	3,395	162,965
Sirius Real Estate Ltd. REIT	105,660	141,438
		893,152

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Greece | 3.1%
Jumbo SA	5,109	$176,536
National Bank of Greece SA	15,668	200,318
		376,854

Ireland | 2.6%
Glenveagh Properties PLC (#), (*)	80,672	163,056
Greencore Group PLC	50,649	162,316
		325,372

Israel | 3.0%
Phoenix Financial Ltd.	12,927	374,420

Italy | 7.7%
BFF Bank SpA (#), (*)	13,145	144,122
Lottomatica Group SpA	11,557	320,798
Maire SpA	13,203	174,407
RAI Way SpA (#)	18,420	131,944
SOL SpA	3,133	177,541
		948,812

Japan | 27.5%
Asics Corp.	10,400	265,675
BayCurrent, Inc.	3,900	200,918
Hulic Co. Ltd.	18,800	189,287
Jeol Ltd.	3,900	118,669
Kokusai Electric Corp.	7,300	174,464
Kotobuki Spirits Co. Ltd.	13,200	188,073
Nihon Kohden Corp.	7,600	90,545
Nippon Gas Co. Ltd.	8,800	162,318
Nippon Sanso Holdings Corp.	5,600	211,755
Open Up Group, Inc.	11,300	134,074
Organo Corp.	4,500	281,119
Sanwa Holdings Corp.	7,100	235,383
Sugi Holdings Co. Ltd.	11,300	258,457
Sumitomo Forestry Co. Ltd.	12,000	121,512
Tokyo Century Corp.	11,900	133,939

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   53

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Toyo Suisan Kaisha Ltd.	3,900	$258,930
USS Co. Ltd.	17,700	195,227
Yonex Co. Ltd.	7,900	158,831
		3,379,176

Jersey | 1.6%
JTC PLC (#)	17,086	199,848

Mexico | 1.2%
Arca Continental SAB de CV	14,500	153,257

Netherlands | 3.8%
Arcadis NV	1,973	95,765
CTP NV (#)	13,435	282,763
IMCD NV	707	95,148
		473,676

Portugal | 0.9%
CTT-Correios de Portugal SA	11,817	105,195

Spain | 1.3%
Merlin Properties Socimi SA REIT	12,294	161,193

Sweden | 3.7%
Asker Healthcare Group AB	17,770	204,978
Catena AB	3,400	173,604
Swedish Orphan Biovitrum AB (*)	2,608	79,580
		458,162

Switzerland | 3.9%
Burckhardt Compression Holding AG	148	123,166
R&S Group Holding AG	5,258	191,853
Swissquote Group Holding SA	286	162,446
		477,465

Taiwan | 1.4%
Gold Circuit Electronics Ltd.	17,000	171,711

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

United Kingdom | 10.1%
Beazley PLC	17,660	$226,707
ConvaTec Group PLC (#)	34,743	137,563
Diploma PLC	1,911	128,248
DiscoverIE Group PLC	14,563	130,454
Ferrari Group PLC	11,514	121,207
Genuit Group PLC	15,054	81,419
IMI PLC	4,841	139,185
Volution Group PLC	17,137	138,983
Weir Group PLC	3,944	134,838
		1,238,604

United States | 1.7%
Reliance Worldwide Corp. Ltd.	29,217	78,850
Titan SA	2,798	126,751
		205,601

Total Common Stocks (Cost $9,375,957)		11,689,741

Preferred Stocks | 1.2%

Italy | 1.2%
Danieli & C Officine Meccaniche SpA (Cost $139,771)	4,875	147,059

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 3.2%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $392,400 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $397,853) Proceeds of $390,047 (Cost $390,000)	$390	$390,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   55

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (concluded)

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $29,635)	29,635	$29,635

Total Investments | 99.6% (Cost $9,935,363)		$12,256,435

Cash and Other Assets in Excess of Liabilities | 0.4%		43,760

Net Assets | 100.0%		$12,300,195

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 10.4% of net assets of the Portfolio.
(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio

Common Stocks | 94.8%

Canada | 3.1%
Canadian Pacific Kansas City Ltd.	184,607	$14,665,530
Element Fleet Management Corp.	1,410,693	35,335,956
Suncor Energy, Inc.	231,087	8,656,323
		58,657,809

China | 0.7%
Alibaba Group Holding Ltd.	947,800	13,450,726

Denmark | 4.4%
Carlsberg AS, Class B	278,729	39,537,447
Novo Nordisk AS, Class B	627,268	43,769,492
		83,306,939

Finland | 1.0%
Sampo OYJ, A Shares	1,693,040	18,219,152

France | 4.9%
Cie de Saint-Gobain SA	206,980	24,348,742
Engie SA	1,182,420	27,844,212
Societe Generale SA	691,883	39,645,089
		91,838,043

Germany | 5.0%
Deutsche Boerse AG	80,048	26,119,854
Merck KGaA	198,033	25,645,441
MTU Aero Engines AG	96,544	42,932,880
		94,698,175

Greece | 2.8%
Piraeus Financial Holdings SA	7,688,136	53,415,262

Hong Kong | 2.2%
AIA Group Ltd.	2,610,000	23,471,140
Techtronic Industries Co. Ltd.	1,678,000	18,484,066
		41,955,206

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   57

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

India | 2.9%
Bharti Airtel Ltd.	1,221,173	$28,663,678
HDFC Bank Ltd.	1,128,534	26,327,205
		54,990,883

Israel | 8.4%
Bank Leumi Le-Israel BM	3,226,232	60,034,357
Elbit Systems Ltd.	49,894	22,185,312
Phoenix Financial Ltd.	1,700,318	49,248,303
Wix.com Ltd. (*)	167,163	26,488,649
		157,956,621

Italy | 7.8%
BFF Bank SpA (#), (*)	2,124,627	23,294,522
Davide Campari-Milano NV	2,543,518	17,111,766
Lottomatica Group SpA	1,366,397	37,928,312
Ryanair Holdings PLC ADR	465,869	26,866,665
UniCredit SpA	624,707	41,899,152
		147,100,417

Japan | 15.5%
BayCurrent, Inc.	522,200	26,902,378
Hoya Corp.	254,200	30,177,330
Keyence Corp.	55,900	22,446,010
Kobe Bussan Co. Ltd.	772,800	24,037,828
NEC Corp.	1,302,100	38,136,762
Nippon Sanso Holdings Corp.	477,500	18,055,854
OBIC Business Consultants Co. Ltd.	453,200	26,849,547
Pan Pacific International Holdings Corp.	886,900	30,483,163
Resona Holdings, Inc.	2,105,900	19,328,833
Sanrio Co. Ltd.	407,200	19,696,809
Sugi Holdings Co. Ltd.	847,100	19,375,102
Suzuki Motor Corp.	1,432,388	17,256,192
		292,745,808

Mexico | 1.5%
Arca Continental SAB de CV	2,721,000	28,759,409

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Netherlands | 4.0%
Argenx SE (*)	31,100	$17,210,778
ASML Holding NV	71,879	57,549,729
		74,760,507

Portugal | 1.2%
Banco Comercial Portugues SA, Class R	30,120,541	23,469,577

Sweden | 1.0%
Hexagon AB, B Shares	1,824,399	18,332,975

Switzerland | 2.6%
ABB Ltd.	623,296	37,261,673
Partners Group Holding AG	9,144	11,989,171
		49,250,844

Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	540,000	19,497,243

United Kingdom | 17.2%
Allfunds Group PLC	1,836,704	14,097,380
Coca-Cola Europacific Partners PLC	419,608	38,696,952
Compass Group PLC	1,114,760	37,757,116
Informa PLC	3,024,105	33,458,685
London Stock Exchange Group PLC	249,066	36,393,190
National Grid PLC	2,048,312	29,949,152
RELX PLC	1,125,536	61,054,526
Unilever PLC	697,458	42,481,575
Weir Group PLC	886,394	30,304,190
		324,192,766

United States | 7.6%
Aon PLC, Class A	125,602	44,809,769
CRH PLC	305,057	28,004,233
CyberArk Software Ltd. (*)	36,953	15,035,437
Experian PLC	510,886	26,319,081

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   59

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

ICON PLC (*)	145,811	$21,208,210
James Hardie Industries PLC CDI (*)	276,808	7,641,157
		143,017,887
Total Common Stocks (Cost $1,216,616,456)		1,789,616,249

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 3.2%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $60,506,100 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $61,342,824) Proceeds of $60,147,317 (Cost $60,140,000)	$60,140	$60,140,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $3,171,682)	3,171,682	$3,171,682

Total Investments | 98.2% (Cost $1,279,928,138)		$1,852,927,931

Cash and Other Assets in Excess of Liabilities | 1.8%		33,656,964

Net Assets | 100.0%		$1,886,584,895

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 1.3% of net assets of the Portfolio.

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 98.4%

Aerospace & Defense | 4.4%
Boeing Co. (*)	8,747	$1,832,759

Automobiles | 4.8%
Thor Industries, Inc.	22,166	1,968,562

Biotechnology | 2.3%
Vaxcyte, Inc. (*)	29,111	946,399

Broadline Retail | 10.8%
Amazon.com, Inc. (*)	20,207	4,433,214

Capital Markets | 7.8%
Charles Schwab Corp.	18,119	1,653,178
Intercontinental Exchange, Inc.	8,428	1,546,285
		3,199,463

Electrical Equipment | 2.0%
Rockwell Automation, Inc.	2,491	827,435

Electronic Equipment, Instruments & Components | 6.4%
Coherent Corp. (*)	29,596	2,640,259

Financial Services | 3.9%
Corpay, Inc. (*)	4,841	1,606,341

Food Products | 3.0%
Mondelez International, Inc., Class A	18,478	1,246,156

Hotels, Restaurants & Leisure | 5.1%
First Watch Restaurant Group, Inc. (*)	130,652	2,095,658

Insurance | 4.8%
First American Financial Corp.	32,100	1,970,619

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   61

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (continued)

Interactive Media & Services | 4.8%
Meta Platforms, Inc., Class A	2,651	$1,956,676

IT Services | 7.1%
DigitalOcean Holdings, Inc. (*)	103,128	2,945,336

Media | 4.3%
Trade Desk, Inc., Class A (*)	24,729	1,780,241

Pharmaceuticals | 8.0%
Eli Lilly & Co.	2,497	1,946,486
Zoetis, Inc.	8,763	1,366,590
		3,313,076

Semiconductors & Semiconductor Equipment | 11.0%
Marvell Technology, Inc.	58,650	4,539,510

Software | 7.9%
Microsoft Corp.	6,523	3,244,605

Total Common Stocks (Cost $37,936,904)		40,546,309

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 1.6%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $664,100 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $673,367) Proceeds of $660,080 (Cost $660,000)	$660	$660,000

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $38,969)	38,969	$38,969

Total Investments | 100.1% (Cost $38,635,873)		$41,245,278

Liabilities in Excess of Cash and Other Assets | (0.1)%		(38,105)

Net Assets | 100.0%		$41,207,173

(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   63

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio

Common Stocks | 96.3%

Banks | 2.9%
Bank of America Corp.	47,397	$2,242,826

Broadline Retail | 6.7%
Amazon.com, Inc. (*)	23,618	5,181,553

Capital Markets | 10.7%
Blackstone, Inc.	14,044	2,100,702
Goldman Sachs Group, Inc.	3,072	2,174,208
Intercontinental Exchange, Inc.	21,733	3,987,353
		8,262,263

Chemicals | 1.6%
Linde PLC	2,575	1,208,138

Commercial Services & Supplies | 3.3%
Waste Management, Inc.	11,201	2,563,013

Electrical Equipment | 2.6%
AMETEK, Inc.	11,165	2,020,418

Financial Services | 3.7%
Visa, Inc., A Shares	8,092	2,873,065

Ground Transportation | 2.0%
Old Dominion Freight Line, Inc.	9,486	1,539,578

Health Care Equipment & Supplies | 1.9%
Medtronic PLC	16,915	1,474,480

Health Care Providers & Services | 1.1%
UnitedHealth Group, Inc.	2,774	865,405

Hotels, Restaurants & Leisure | 3.1%
McDonald’s Corp.	8,165	2,385,580

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (continued)

Household Products | 2.5%
Procter & Gamble Co.	12,001	$1,911,999

Insurance | 3.6%
Marsh & McLennan Cos., Inc.	12,485	2,729,720

Interactive Media & Services | 4.4%
Alphabet, Inc., Class A	19,190	3,381,854

IT Services | 1.8%
Accenture PLC, Class A	4,509	1,347,683

Life Sciences Tools & Services | 3.7%
Danaher Corp.	14,450	2,854,453

Oil, Gas & Consumable Fuels | 2.2%
ConocoPhillips	19,190	1,722,111

Pharmaceuticals | 4.1%
Eli Lilly & Co.	2,123	1,654,942
Merck & Co., Inc.	19,079	1,510,294
		3,165,236

Professional Services | 4.7%
Amentum Holdings, Inc. (*)	—	12
Equifax, Inc.	6,589	1,708,989
Jacobs Solutions, Inc.	14,630	1,923,113
		3,632,114

Real Estate Management & Development | 2.4%
CBRE Group, Inc., Class A (*)	13,410	1,879,009

Semiconductors & Semiconductor Equipment | 11.4%
Advanced Micro Devices, Inc. (*)	10,289	1,460,009
Analog Devices, Inc.	10,173	2,421,377
Applied Materials, Inc.	10,636	1,947,133
Broadcom, Inc.	10,867	2,995,489
		8,824,008

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   65

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (concluded)

Software | 9.5%
Microsoft Corp.	14,783	$7,353,212

Technology Hardware, Storage & Peripherals | 6.4%
Apple, Inc.	23,887	4,900,896

Total Common Stocks (Cost $46,642,993)		74,318,614

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 2.8%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $2,213,400 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $2,244,016) Proceeds of $2,200,268 (Cost $2,200,000)	$2,200	$2,200,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $117,258)	117,258	$117,258

Total Investments | 99.3% (Cost $48,960,251)		$76,635,872

Cash and Other Assets in Excess of Liabilites | 0.7%		574,790

Net Assets | 100.0%		$77,210,662

(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio

Common Stocks | 99.6%

Aerospace & Defense | 1.3%
StandardAero, Inc.	13,316	$421,451

Automobile Components | 1.3%
Gentherm, Inc. (*)	15,004	424,463

Automobiles | 1.5%
Thor Industries, Inc.	5,686	504,974

Banks | 8.0%
BankUnited, Inc.	23,017	819,175
Commerce Bancshares, Inc.	8,118	504,696
Home BancShares, Inc.	20,896	594,700
Wintrust Financial Corp.	6,087	754,667
		2,673,238

Biotechnology | 6.8%
Arcutis Biotherapeutics, Inc. (*)	31,323	439,148
Aurinia Pharmaceuticals, Inc. (*)	40,569	343,619
Caris Life Sciences, Inc.	12,930	345,490
Janux Therapeutics, Inc. (*)	9,745	225,110
Rhythm Pharmaceuticals, Inc. (*)	7,935	501,413
Soleno Therapeutics, Inc. (*)	2,264	189,678
Vaxcyte, Inc. (*)	6,934	225,424
		2,269,882

Building Products | 2.8%
Hayward Holdings, Inc. (*)	31,512	434,865
Janus International Group, Inc. (*)	61,069	497,102
		931,967

Capital Markets | 5.0%
DigitalBridge Group, Inc.	30,784	318,614
StepStone Group, Inc., Class A	13,313	738,872
Stifel Financial Corp.	5,903	612,613
		1,670,099

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   67

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Commercial Services & Supplies | 5.5%
ABM Industries, Inc.	16,605	$783,922
Casella Waste Systems, Inc., Class A (*)	6,241	720,087
Driven Brands Holdings, Inc. (*)	19,682	345,616
		1,849,625

Construction Materials | 1.5%
Eagle Materials, Inc.	2,549	515,178

Consumer Staples Distribution & Retail | 4.0%
BJ’s Wholesale Club Holdings, Inc. (*)	3,640	392,501
Chefs’ Warehouse, Inc. (*)	7,226	461,091
Guardian Pharmacy Services, Inc., Class A	22,055	469,992
		1,323,584

Containers & Packaging | 1.9%
Graphic Packaging Holding Co.	18,752	395,105
TriMas Corp.	8,696	248,792
		643,897

Electrical Equipment | 2.2%
EnerSys	4,375	375,244
Generac Holdings, Inc. (*)	2,581	369,625
		744,869

Electronic Equipment, Instruments & Components | 2.8%
Coherent Corp. (*)	7,218	643,918
Mirion Technologies, Inc. (*)	13,291	286,155
		930,073

Energy Equipment & Services | 2.1%
Atlas Energy Solutions, Inc.	23,024	307,831
Cactus, Inc., Class A	8,635	377,522
		685,353

Entertainment | 1.6%
Roku, Inc. (*)	6,074	533,844

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Food Products | 2.2%
J.M. Smucker Co.	3,686	$361,965
Simply Good Foods Co. (*)	12,137	383,408
		745,373

Ground Transportation | 1.2%
Landstar System, Inc.	2,831	393,566

Health Care Equipment & Supplies | 4.7%
Enovis Corp. (*)	18,127	568,463
Inspire Medical Systems, Inc. (*)	3,824	496,240
Lantheus Holdings, Inc. (*)	6,227	509,742
		1,574,445

Health Care Technology | 3.2%
Doximity, Inc., Class A (*)	6,579	403,556
Evolent Health, Inc., Class A (*)	43,393	488,605
Schrodinger, Inc. (*)	8,839	177,841
		1,070,002

Hotels, Restaurants & Leisure | 4.1%
First Watch Restaurant Group, Inc. (*)	30,648	491,594
Kura Sushi USA, Inc., Class A (*)	4,382	377,203
Wyndham Hotels & Resorts, Inc.	6,367	517,064
		1,385,861

Insurance | 4.6%
First American Financial Corp.	12,758	783,214
Reinsurance Group of America, Inc.	3,858	765,273
		1,548,487

Interactive Media & Services | 2.3%
Cars.com, Inc. (*)	31,552	373,891
MediaAlpha, Inc., Class A (*)	35,314	386,689
		760,580

IT Services | 2.1%
DigitalOcean Holdings, Inc. (*)	24,746	706,746

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   69

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Leisure Products | 0.8%
Brunswick Corp.	4,801	$265,207

Life Sciences Tools & Services | 0.7%
Maravai LifeSciences Holdings, Inc., Class A (*)	90,984	219,271

Machinery | 6.1%
Gates Industrial Corp. PLC (*)	19,838	456,869
Middleby Corp. (*)	4,609	663,696
Nordson Corp.	1,737	372,361
Toro Co.	7,731	546,427
		2,039,353

Oil, Gas & Consumable Fuels | 2.4%
Antero Resources Corp. (*)	11,542	464,912
Magnolia Oil & Gas Corp., Class A	14,642	329,152
		794,064

Pharmaceuticals | 0.9%
Axsome Therapeutics, Inc. (*)	2,960	308,994

Professional Services | 1.4%
Verra Mobility Corp. (*)	18,830	478,094

Retail REITs | 2.0%
Brixmor Property Group, Inc.	25,154	655,010

Semiconductors & Semiconductor Equipment | 3.6%
Allegro MicroSystems, Inc. (*)	10,429	356,567
Credo Technology Group Holding Ltd. (*)	3,213	297,492
Onto Innovation, Inc. (*)	3,277	330,747
Rambus, Inc. (*)	3,281	210,050
		1,194,856

Software | 2.8%
SPS Commerce, Inc. (*)	3,913	532,520
Zeta Global Holdings Corp., Class A (*)	26,509	410,625
		943,145

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (concluded)

Specialized REITs | 2.4%
CubeSmart	18,553	$788,502

Specialty Retail | 1.1%
Floor & Decor Holdings, Inc., Class A (*)	4,681	355,569

Textiles, Apparel & Luxury Goods | 2.7%
Crocs, Inc. (*)	5,764	583,778
Kontoor Brands, Inc.	4,617	304,583
		888,361

Total Common Stocks (Cost $29,684,987)		33,237,983

Total Investments | 99.6% (Cost $29,684,987)		$33,237,983

Cash and Other Assets in Excess of Liabilites | 0.4%		132,209

Net Assets | 100.0%		$33,370,192

(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   71

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio

Common Stocks | 95.9%

Banks | 1.9%
Commerce Bancshares, Inc.	2,851	$177,247

Biotechnology | 0.5%
Vertex Pharmaceuticals, Inc. (*)	110	48,972

Building Products | 3.3%
Carlisle Cos., Inc.	262	97,831
Trane Technologies PLC	474	207,332
		305,163

Capital Markets | 9.9%
Charles Schwab Corp.	3,611	329,468
Intercontinental Exchange, Inc.	1,906	349,694
S&P Global, Inc.	447	235,698
		914,860

Chemicals | 2.8%
Linde PLC	332	155,767
Sherwin-Williams Co.	305	104,725
		260,492

Commercial Services & Supplies | 3.2%
MSA Safety, Inc.	366	61,316
Waste Management, Inc.	1,021	233,625
		294,941

Consumer Finance | 1.5%
American Express Co.	436	139,075

Containers & Packaging | 1.0%
Avery Dennison Corp.	501	87,910

Electrical Equipment | 0.9%
Rockwell Automation, Inc.	242	80,385

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Electronic Equipment, Instruments & Components | 1.8%
Amphenol Corp., Class A	1,670	$164,912

Financial Services | 5.1%
Visa, Inc., A Shares	1,326	470,796

Ground Transportation | 1.1%
Old Dominion Freight Line, Inc.	629	102,087

Health Care Equipment & Supplies | 4.5%
Boston Scientific Corp. (*)	2,895	310,952
Medtronic PLC	1,219	106,260
		417,212

Health Care Providers & Services | 1.0%
UnitedHealth Group, Inc.	306	95,463

Hotels, Restaurants & Leisure | 1.0%
Starbucks Corp.	993	90,989

Household Products | 2.7%
Procter & Gamble Co.	1,540	245,353

Insurance | 1.5%
Chubb Ltd.	482	139,645

IT Services | 2.3%
Accenture PLC, Class A	700	209,223

Life Sciences Tools & Services | 3.4%
Danaher Corp.	1,053	208,010
Thermo Fisher Scientific, Inc.	270	109,474
		317,484

Machinery | 5.8%
Deere & Co.	383	194,752
Nordson Corp.	623	133,552

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   73

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Watts Water Technologies, Inc., Class A	427	$104,995
Xylem, Inc.	792	102,453
		535,752

Pharmaceuticals | 5.0%
Eli Lilly & Co.	218	169,938
Merck & Co., Inc.	1,590	125,864
Zoetis, Inc.	1,066	166,243
		462,045

Real Estate Management & Development | 1.4%
CBRE Group, Inc., Class A (*)	891	124,847

Semiconductors & Semiconductor Equipment | 11.3%
Analog Devices, Inc.	1,479	352,032
Applied Materials, Inc.	634	116,066
Broadcom, Inc.	1,166	321,408
Marvell Technology, Inc.	1,466	113,468
NVIDIA Corp.	193	30,492
QUALCOMM, Inc.	703	111,960
		1,045,426

Software | 13.0%
Cadence Design Systems, Inc. (*)	499	153,767
CyberArk Software Ltd. (*)	275	111,892
Microsoft Corp.	1,669	830,177
Salesforce, Inc.	392	106,895
		1,202,731

Specialty Retail | 3.2%
Home Depot, Inc.	792	290,379

Technology Hardware, Storage & Peripherals | 6.2%
Apple, Inc.	2,799	574,271

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (concluded)

Trading Companies & Distributors | 0.6%
United Rentals, Inc.	78	$58,765

Total Common Stocks (Cost $5,845,816)		8,856,425

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 4.0%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $372,300 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $377,497) Proceeds of $370,045 (Cost $370,000)	$370	$370,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $22,084)	22,084	$22,084

Total Investments | 100.1% (Cost $6,237,900)		$9,248,509

Liabilities in Excess of Cash and Other Assets | (0.1)%		(8,682)

Net Assets | 100.0%		$9,239,827

(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   75

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio

Closed-End Management Investment Companies | 0.4%
ASA Gold & Precious Metals Ltd.	1,654	$52,217
Kayne Anderson Energy Infrastructure Fund	11,114	141,370

Total Closed-End Management Investment Companies (Cost $143,301)		193,587

Common Stocks | 98.5%

Aerospace & Defense | 0.5%
CAE, Inc. (*)	6,991	204,627
Innovative Solutions & Support, Inc. (*)	1,372	19,043
		223,670

Air Freight & Logistics | 0.0%
Radiant Logistics, Inc. (*)	1,709	10,391

Automobile Components | 1.7%
Adient PLC (*)	6,104	118,784
Cooper-Standard Holdings, Inc. (*)	6,485	139,427
Dorman Products, Inc. (*)	447	54,833
Fox Factory Holding Corp. (*)	1,670	43,320
Lear Corp.	1,028	97,639
Motorcar Parts of America, Inc. (*)	1,871	20,955
Standard Motor Products, Inc.	2,355	72,346
Strattec Security Corp. (*)	679	42,241
Visteon Corp. (*)	2,629	245,286
		834,831

Banks | 3.5%
1st Source Corp.	1,139	70,698
BancFirst Corp.	661	81,713
Bank of NT Butterfield & Son Ltd.	4,714	208,736
Cadence Bank	2,987	95,524
Capital City Bank Group, Inc.	552	21,721
Central Pacific Financial Corp.	2,281	63,936

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Comerica, Inc.	1,363	$81,303
Commerce Bancshares, Inc.	1,359	84,489
Community Financial System, Inc.	1,382	78,594
First BanCorp	4,388	91,402
First Business Financial Services, Inc.	200	10,132
First United Corp.	444	13,769
Intercorp Financial Services, Inc.	2,249	85,754
Northrim BanCorp, Inc.	416	38,796
OFG Bancorp	2,131	91,207
Popular, Inc.	880	96,985
Republic Bancorp, Inc., Class A	983	71,867
Sierra Bancorp	610	18,111
Synovus Financial Corp.	1,733	89,683
Trustmark Corp.	2,354	85,827
UMB Financial Corp.	1,075	113,047
Zions Bancorp NA	2,081	108,087
		1,701,381

Biotechnology | 2.3%
Aurinia Pharmaceuticals, Inc. (*)	12,015	101,767
BioCryst Pharmaceuticals, Inc. (*)	15,755	141,165
Catalyst Pharmaceuticals, Inc. (*)	4,611	100,059
Exelixis, Inc. (*)	3,273	144,257
MiMedx Group, Inc. (*)	13,863	84,703
Rigel Pharmaceuticals, Inc. (*)	9,497	177,879
United Therapeutics Corp. (*)	598	171,835
Veracyte, Inc. (*)	7,865	212,591
		1,134,256

Building Products | 1.7%
AZEK Co., Inc. (*)	4,023	218,650
Builders FirstSource, Inc. (*)	2,089	243,765
Hayward Holdings, Inc. (*)	16,022	221,104
Resideo Technologies, Inc. (*)	7,086	156,317
		839,836

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   77

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Capital Markets | 1.8%
Acadian Asset Management, Inc.	2,709	$95,465
BGC Group, Inc., Class A	8,813	90,157
Donnelley Financial Solutions, Inc. (*)	306	18,865
Federated Hermes, Inc.	3,861	171,119
Houlihan Lokey, Inc.	641	115,348
SEI Investments Co.	1,210	108,731
Virtu Financial, Inc., Class A	4,034	180,683
XP, Inc., Class A	5,626	113,645
		894,013

Chemicals | 3.1%
AdvanSix, Inc.	10,964	260,395
Avient Corp.	2,880	93,053
Axalta Coating Systems Ltd. (*)	3,057	90,762
Cabot Corp.	2,097	157,275
Huntsman Corp.	7,890	82,214
ICL Group Ltd.	32,973	226,854
Ingevity Corp. (*)	2,148	92,557
Kronos Worldwide, Inc.	2,926	18,141
Methanex Corp.	6,227	206,114
Orion SA	3,396	35,624
Perimeter Solutions, Inc. (*)	10,805	150,406
Stepan Co.	1,227	66,970
		1,480,365

Commercial Services & Supplies | 4.1%
Bitcoin Depot, Inc. (*)	13,132	66,579
Brady Corp., Class A	4,751	322,925
BrightView Holdings, Inc. (*)	10,716	178,421
Casella Waste Systems, Inc., Class A (*)	756	87,227
Civeo Corp.	1,189	27,454
Deluxe Corp.	2,294	36,498
Ennis, Inc.	968	17,560
Healthcare Services Group, Inc. (*)	12,123	182,209
HNI Corp.	2,908	143,015

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Interface, Inc.	9,610	$201,137
Liquidity Services, Inc. (*)	6,870	162,063
OPENLANE, Inc. (*)	12,524	306,212
Steelcase, Inc., Class A	15,441	161,050
UniFirst Corp.	571	107,474
		1,999,824

Communications Equipment | 2.6%
ADTRAN Holdings, Inc. (*)	11,832	106,133
Aviat Networks, Inc. (*)	1,393	33,502
Ceragon Networks Ltd. (*)	22,010	54,144
Gilat Satellite Networks Ltd. (*)	13,990	99,189
Harmonic, Inc. (*)	20,853	197,478
Ituran Location & Control Ltd.	3,722	144,153
NETGEAR, Inc. (*)	9,100	264,537
NetScout Systems, Inc. (*)	11,129	276,110
Viavi Solutions, Inc. (*)	10,023	100,932
		1,276,178

Construction & Engineering | 0.6%
Argan, Inc.	777	171,313
NWPX Infrastructure, Inc. (*)	2,989	122,579
		293,892

Construction Materials | 0.4%
Smith-Midland Corp. (*)	1,066	35,775
U.S. Lime & Minerals, Inc.	1,393	139,021
		174,796

Consumer Finance | 0.9%
FirstCash Holdings, Inc.	682	92,165
OneMain Holdings, Inc.	1,697	96,729
PROG Holdings, Inc.	5,605	164,507
SLM Corp.	2,548	83,549
		436,950

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   79

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Consumer Staples Distribution & Retail | 0.5%
PriceSmart, Inc.	1,391	$146,110
Village Super Market, Inc., Class A	69	2,657
Walgreens Boots Alliance, Inc.	8,400	96,432
		245,199

Containers & Packaging | 0.6%
Ardagh Metal Packaging SA	22,861	97,845
Greif, Inc., Class A	2,824	183,532
		281,377

Distributors | 0.1%
Weyco Group, Inc.	1,711	56,737

Diversified Consumer Services | 3.9%
ADT, Inc.	19,944	168,926
Adtalem Global Education, Inc. (*)	2,903	369,349
Afya Ltd., Class A	4,449	79,459
American Public Education, Inc. (*)	8,877	270,393
Carriage Services, Inc.	2,254	103,098
Frontdoor, Inc. (*)	3,068	180,828
Graham Holdings Co., Class B	272	257,358
Grand Canyon Education, Inc. (*)	499	94,311
Laureate Education, Inc. (*)	6,342	148,276
Strategic Education, Inc.	1,737	147,871
Universal Technical Institute, Inc. (*)	2,677	90,723
		1,910,592

Diversified REITs | 0.3%
Broadstone Net Lease, Inc.	5,280	84,744
CTO Realty Growth, Inc.	3,131	54,041
		138,785

Diversified Telecommunication Services | 0.5%
IDT Corp., Class B	2,640	180,365
Liberty Global Ltd., Class A (*)	6,376	63,824
		244,189

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Electrical Equipment | 2.3%

Acuity, Inc.	613	$182,882
Allient, Inc.	39	1,416
EnerSys	1,489	127,712
Generac Holdings, Inc. (*)	1,778	254,627
Power Solutions International, Inc. (*)	2,538	164,158
Preformed Line Products Co.	1,770	282,864
Thermon Group Holdings, Inc. (*)	4,103	115,212
		1,128,871

Electronic Equipment, Instruments & Components | 5.9%
Advanced Energy Industries, Inc.	210	27,825
Arrow Electronics, Inc. (*)	796	101,434
Avnet, Inc.	2,006	106,478
Badger Meter, Inc.	405	99,205
Bel Fuse, Inc., Class B	2,225	217,360
Belden, Inc.	1,296	150,077
Climb Global Solutions, Inc.	1,636	174,905
Coherent Corp. (*)	2,773	247,379
CTS Corp.	2,151	91,654
ePlus, Inc. (*)	2,026	146,075
Ingram Micro Holding Corp.	4,705	98,052
Itron, Inc. (*)	1,901	250,229
Kimball Electronics, Inc. (*)	6,419	123,437
nLight, Inc. (*)	8,064	158,700
Novanta, Inc. (*)	188	24,239
PC Connection, Inc.	3,524	231,809
Plexus Corp. (*)	1,701	230,162
ScanSource, Inc. (*)	2,595	108,497
TTM Technologies, Inc. (*)	6,492	265,003
		2,852,520

Energy Equipment & Services | 0.9%
Archrock, Inc.	3,890	96,589
ChampionX Corp.	3,662	90,964

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   81

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Enerflex Ltd.	5,956	$46,993
Select Water Solutions, Inc.	9,468	81,803
Weatherford International PLC	1,862	93,677
		410,026

Entertainment | 0.4%
CuriosityStream, Inc.	15,517	87,361
Madison Square Garden Entertainment Corp. (*)	2,439	97,487
		184,848

Financial Services | 2.0%
Burford Capital Ltd.	6,928	98,793
Cantaloupe, Inc. (*)	8,697	95,580
Enact Holdings, Inc.	2,708	100,602
Euronet Worldwide, Inc. (*)	1,702	172,549
EVERTEC, Inc.	2,277	82,086
MGIC Investment Corp.	4,106	114,311
NMI Holdings, Inc. (*)	5,032	212,300
Paymentus Holdings, Inc., Class A (*)	2,449	80,205
		956,426

Food Products | 0.8%
Adecoagro SA	6,523	59,620
Lancaster Colony Corp.	537	92,777
Lifeway Foods, Inc. (*)	3,518	86,719
Mission Produce, Inc. (*)	4,219	49,447
Seneca Foods Corp., Class A (*)	844	85,607
		374,170

Gas Utilities | 0.5%
New Jersey Resources Corp.	3,662	164,131
Northwest Natural Holding Co.	2,358	93,660
		257,791

Ground Transportation | 0.2%
Ryder System, Inc.	666	105,894

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Health Care Equipment & Supplies | 5.3%
AtriCure, Inc. (*)	2,865	$93,886
Avanos Medical, Inc. (*)	16,219	198,521
Axogen, Inc. (*)	7,143	77,502
Bioventus, Inc., Class A (*)	4,089	27,069
Cerus Corp. (*)	56,450	79,594
ClearPoint Neuro, Inc. (*)	1,888	22,543
Dentsply Sirona, Inc.	5,580	88,610
Electromed, Inc. (*)	8,104	178,207
Glaukos Corp. (*)	1,715	177,142
ICU Medical, Inc. (*)	668	88,276
iRadimed Corp.	3,913	233,958
LeMaitre Vascular, Inc.	2,563	212,857
LivaNova PLC (*)	3,115	140,237
NeuroPace, Inc. (*)	4,214	46,944
Novocure Ltd. (*)	6,422	114,312
Omnicell, Inc. (*)	6,660	195,804
Orthofix Medical, Inc. (*)	5,054	56,352
Penumbra, Inc. (*)	616	158,084
SANUWAVE Health, Inc. (*)	1,524	50,079
SI-BONE, Inc. (*)	4,838	91,051
Teleflex, Inc.	1,474	174,463
Varex Imaging Corp. (*)	7,115	61,687
		2,567,178

Health Care Providers & Services | 2.0%
Amedisys, Inc. (*)	955	93,962
Aveanna Healthcare Holdings, Inc. (*)	7,439	38,906
Chemed Corp.	141	68,657
Encompass Health Corp.	858	105,217
Enhabit, Inc. (*)	5,337	51,449
National HealthCare Corp.	2,219	237,455
Nutex Health, Inc. (*)	999	124,365
Option Care Health, Inc. (*)	2,433	79,024
Pediatrix Medical Group, Inc. (*)	6,307	90,505
Pennant Group, Inc. (*)	3,322	99,162
		988,702

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   83

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Health Care REITs | 0.7%
American Healthcare REIT, Inc.	2,418	$88,837
CareTrust REIT, Inc.	2,854	87,333
Healthcare Realty Trust, Inc.	5,281	83,757
Omega Healthcare Investors, Inc.	2,694	98,735
		358,662

Health Care Technology | 1.0%
Doximity, Inc., Class A (*)	3,463	212,420
HealthStream, Inc.	2,525	69,867
TruBridge, Inc. (*)	8,022	187,875
		470,162

Hotels, Restaurants & Leisure | 2.4%
Accel Entertainment, Inc. (*)	17,311	203,751
Arcos Dorados Holdings, Inc., Class A	12,064	95,185
Boyd Gaming Corp.	2,296	179,616
Light & Wonder, Inc. (*)	1,151	110,795
Monarch Casino & Resort, Inc.	2,710	234,253
PlayAGS, Inc. (*)	7,562	94,449
Pursuit Attractions & Hospitality, Inc. (*)	1,529	44,081
Sportradar Group AG, Class A (*)	7,529	211,414
		1,173,544

Household Durables | 2.5%
Cavco Industries, Inc. (*)	225	97,747
Champion Homes, Inc. (*)	1,403	87,842
Cricut, Inc., Class A	25,783	174,551
Flexsteel Industries, Inc.	2,199	79,230
Green Brick Partners, Inc. (*)	3,016	189,646
Hamilton Beach Brands Holding Co., Class A	4,388	78,501
Taylor Morrison Home Corp. (*)	4,757	292,175
Tri Pointe Homes, Inc. (*)	6,677	213,330
		1,213,022

Household Products | 0.3%
Oil-Dri Corp. of America	2,347	138,450

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Independent Power & Renewable Electricity Producers | 0.1%
ReNew Energy Global PLC, Class A (*)	4,589	$31,710

Industrial REITs | 0.6%
EastGroup Properties, Inc.	471	78,714
First Industrial Realty Trust, Inc.	1,309	63,002
Rexford Industrial Realty, Inc.	2,329	82,843
STAG Industrial, Inc.	1,976	71,689
		296,248

Insurance | 1.6%
Axis Capital Holdings Ltd.	1,219	126,556
Brighthouse Financial, Inc. (*)	2,670	143,566
Enstar Group Ltd. (*)	299	100,572
Globe Life, Inc.	947	117,703
Hanover Insurance Group, Inc.	664	112,794
Kemper Corp.	1,382	89,194
Primerica, Inc.	384	105,089
		795,474

Interactive Media & Services | 0.7%
Taboola.com Ltd. (*)	24,010	87,877
VTEX, Class A (*)	23,375	154,275
Yelp, Inc. (*)	3,189	109,287
		351,439

IT Services | 1.2%
ASGN, Inc. (*)	2,443	121,979
Backblaze, Inc., Class A (*)	17,887	98,379
CI&T, Inc., Class A (*)	1,705	10,179
Kyndryl Holdings, Inc. (*)	5,479	229,899
Wix.com Ltd. (*)	614	97,294
		557,730

Leisure Products | 0.7%
JAKKS Pacific, Inc.	7,078	147,081
Mattel, Inc. (*)	9,656	190,416
		337,497

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   85

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Life Sciences Tools & Services | 0.9%
Adaptive Biotechnologies Corp. (*)	2,241	$26,108
Avantor, Inc. (*)	6,920	93,143
Bio-Techne Corp.	444	22,844
Charles River Laboratories International, Inc. (*)	294	44,609
CryoPort, Inc. (*)	5,818	43,402
MaxCyte, Inc. (*)	10,571	23,045
Niagen Bioscience, Inc. (*)	5,425	78,174
Qiagen NV	2,482	119,285
		450,610

Machinery | 3.1%
Alamo Group, Inc.	447	97,616
Donaldson Co., Inc.	1,347	93,414
Douglas Dynamics, Inc.	2,788	82,162
Hillenbrand, Inc.	4,105	82,387
Hyster-Yale, Inc.	946	37,632
JBT Marel Corp.	207	24,894
Kennametal, Inc.	3,736	85,779
Kornit Digital Ltd. (*)	5,080	101,143
Lindsay Corp.	1,370	197,623
Luxfer Holdings PLC	9,572	116,587
Mueller Industries, Inc.	4,560	362,383
Toro Co.	1,281	90,541
Trinity Industries, Inc.	1,457	39,354
Worthington Enterprises, Inc.	1,363	86,741
		1,498,256

Marine Transportation | 1.0%
Euroseas Ltd.	4,351	194,577
Global Ship Lease, Inc., Class A	2,763	72,694
Matson, Inc.	2,131	237,287
		504,558

Media | 1.3%
Clear Channel Outdoor Holdings, Inc. (*)	14,866	17,393
DoubleVerify Holdings, Inc. (*)	11,612	173,832

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

EW Scripps Co., Class A (*)	3,658	$10,754
Gambling.com Group Ltd. (*)	3,921	46,621
John Wiley & Sons, Inc., Class A	484	21,601
Liberty Broadband Corp., Class C (*)	1,673	164,590
TechTarget, Inc. (*)	9,091	70,637
TEGNA, Inc.	6,581	110,297
		615,725

Mortgage Real Estate Investment | 0.2%
Apollo Commercial Real Estate Finance, Inc.	9,674	93,644

Mortgage Real Estate Investment Trusts (REITs) | 0.0%
Angel Oak Mortgage REIT, Inc.	1,476	13,904

Office REITs | 0.3%
COPT Defense Properties	2,524	69,612
Cousins Properties, Inc.	2,907	87,297
		156,909

Oil, Gas & Consumable Fuels | 0.9%
Bw Lpg Ltd. (#)	11,620	137,465
DHT Holdings, Inc.	8,232	88,988
Hafnia Ltd.	22,578	112,664
Navigator Holdings Ltd.	4,324	61,185
Sabine Royalty Trust	843	56,211
		456,513

Paper & Forest Products | 0.2%
Sylvamo Corp.	2,021	101,252

Passenger Airlines | 0.8%
Alaska Air Group, Inc. (*)	691	34,191
Copa Holdings SA, Class A	2,590	284,822
SkyWest, Inc. (*)	434	44,689
		363,702

Personal Care Products | 0.2%
USANA Health Sciences, Inc. (*)	2,510	76,630

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   87

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Pharmaceuticals | 0.5%
Phibro Animal Health Corp., Class A	6,223	$158,935
Prestige Consumer Healthcare, Inc. (*)	1,054	84,162
		243,097

Professional Services | 5.6%
Barrett Business Services, Inc.	2,090	87,132
CRA International, Inc.	527	98,744
ExlService Holdings, Inc. (*)	2,944	128,918
Franklin Covey Co. (*)	837	19,100
Genpact Ltd.	5,985	263,400
Heidrick & Struggles International, Inc.	5,285	241,842
Huron Consulting Group, Inc. (*)	797	109,619
IBEX Holdings Ltd. (*)	4,302	125,188
ICF International, Inc.	1,065	90,216
Insperity, Inc.	337	20,261
KBR, Inc.	3,106	148,902
Kelly Services, Inc., Class A	11,246	131,691
Kforce, Inc.	1,951	80,245
Korn Ferry	2,963	217,277
Legalzoom.com, Inc. (*)	17,977	160,175
Parsons Corp. (*)	1,409	101,124
Skillsoft Corp. (*)	987	15,762
TELUS International CDA, Inc. (*)	17,553	63,717
TriNet Group, Inc.	1,117	81,697
Verra Mobility Corp. (*)	3,758	95,416
Willdan Group, Inc. (*)	3,924	245,289
WNS Holdings Ltd. (*)	3,310	209,324
		2,735,039

Real Estate Management & Development | 0.5%
Marcus & Millichap, Inc.	1,753	53,835
Newmark Group, Inc., Class A	7,193	87,395
Real Brokerage, Inc. (*)	19,454	87,737
RMR Group, Inc., Class A	1,835	30,002
		258,969

The accompanying notes are an integral part of these financial statements.

88   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Residential REITs | 0.4%
Apartment Investment & Management Co., Class A	9,847	$85,176
Elme Communities	6,223	98,946
		184,122

Retail REITs | 1.5%
Acadia Realty Trust	4,155	77,158
Brixmor Property Group, Inc.	3,627	94,447
Federal Realty Investment Trust	622	59,084
InvenTrust Properties Corp.	3,535	96,859
Kite Realty Group Trust	3,168	71,755
NNN REIT, Inc.	2,055	88,735
Phillips Edison & Co., Inc.	2,047	71,706
Urban Edge Properties	4,386	81,843
Whitestone REIT	6,522	81,395
		722,982

Semiconductors & Semiconductor Equipment | 2.8%
Cirrus Logic, Inc. (*)	1,715	178,797
Diodes, Inc. (*)	1,844	97,529
FormFactor, Inc. (*)	7,334	252,363
Kulicke & Soffa Industries, Inc.	2,879	99,613
Onto Innovation, Inc. (*)	2,808	283,411
Rambus, Inc. (*)	5,424	347,245
Ultra Clean Holdings, Inc. (*)	3,915	88,362
Universal Display Corp.	154	23,787
		1,371,107

Software | 10.8%
ACI Worldwide, Inc. (*)	3,510	161,144
Adeia, Inc.	12,008	169,793
Agilysys, Inc. (*)	1,672	191,678
Alarm.com Holdings, Inc. (*)	2,809	158,905
AvePoint, Inc. (*)	4,684	90,448
Braze, Inc., Class A (*)	4,669	131,199
CCC Intelligent Solutions Holdings, Inc. (*)	10,176	95,756

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   89

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Cognyte Software Ltd. (*)	4,342	$40,120
Commvault Systems, Inc. (*)	1,537	267,945
Confluent, Inc., Class A (*)	7,358	183,435
CoreCard Corp. (*)	553	16,021
Descartes Systems Group, Inc. (*)	958	97,376
Docebo, Inc. (*)	3,528	102,100
Dolby Laboratories, Inc., Class A	1,485	110,276
Elastic NV (*)	1,552	130,880
EverCommerce, Inc. (*)	2,384	25,032
Freshworks, Inc., Class A (*)	13,530	201,732
Intapp, Inc. (*)	2,319	119,707
JFrog Ltd. (*)	3,635	159,504
Karooooo Ltd.	1,086	53,192
LiveRamp Holdings, Inc. (*)	6,675	220,542
Magic Software Enterprises Ltd.	1,711	32,714
Mitek Systems, Inc. (*)	20,075	198,743
N-Able, Inc. (*)	18,253	147,849
Olo, Inc., Class A (*)	10,933	97,304
OneSpan, Inc.	11,252	187,796
Onestream, Inc.	3,326	94,126
Open Text Corp.	4,000	116,800
Pagaya Technologies Ltd., Class A (*)	747	15,926
Pegasystems, Inc.	5,116	276,929
Q2 Holdings, Inc. (*)	1,001	93,684
Radware Ltd. (*)	6,980	205,491
Red Violet, Inc.	3,022	148,683
Sapiens International Corp. NV	3,065	89,651
SEMrush Holdings, Inc., Class A (*)	6,966	63,042
SentinelOne, Inc., Class A (*)	8,839	161,577
Sprout Social, Inc., Class A (*)	6,677	139,616
SPS Commerce, Inc. (*)	226	30,756
Teradata Corp. (*)	8,523	190,148
Verint Systems, Inc. (*)	4,844	95,282
Weave Communications, Inc. (*)	14,522	120,823
		5,233,725

The accompanying notes are an integral part of these financial statements.

90   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Specialized REITs | 0.5%
EPR Properties	1,581	$92,109
Four Corners Property Trust, Inc.	3,601	96,903
PotlatchDeltic Corp.	1,946	74,668
		263,680

Specialty Retail | 1.6%
Asbury Automotive Group, Inc. (*)	627	149,565
AutoNation, Inc. (*)	1,098	218,118
Bath & Body Works, Inc.	3,231	96,801
Buckle, Inc.	2,270	102,944
Haverty Furniture Cos., Inc.	4,371	88,950
National Vision Holdings, Inc. (*)	4,553	104,764
		761,142

Technology Hardware, Storage & Peripherals | 0.3%
Diebold Nixdorf, Inc. (*)	2,132	118,113

Textiles, Apparel & Luxury Goods | 1.6%
Kontoor Brands, Inc.	1,345	88,730
Skechers USA, Inc., Class A (*)	4,142	261,360
Steven Madden Ltd.	4,192	100,524
Superior Group of Cos., Inc.	5,847	60,224
Tapestry, Inc.	2,734	240,073
		750,911

Trading Companies & Distributors | 1.8%
BlueLinx Holdings, Inc. (*)	569	42,322
Boise Cascade Co.	1,559	135,352
DNOW, Inc. (*)	15,195	225,342
GATX Corp.	374	57,432
Karat Packaging, Inc.	4,615	129,958
McGrath RentCorp	2,432	282,015
		872,421

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   91

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Wireless Telecommunication Services | 0.5%
Millicom International Cellular SA	4,292	$160,821
Spok Holdings, Inc.	4,357	77,032
		237,853

Total Common Stocks (Cost $43,169,371)		47,812,490

Rights | 0.0%

Biotechnology | 0.0%
Epizyme, Inc. CVR, Expires 2499 (*), (¢)	41,136	823

Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR, Expires 2499 (*), (¢)	10,077	0

Pharmaceuticals | 0.0%
Adamas Pharmaceuticals, Inc. CVR, Expires 2499 (*), (¢)	1,139	0

Total Rights (Cost $15,200)		823

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 0.9%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $432,700 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $438,767) Proceeds of $430,052 (Cost $430,000)	$430	$430,000

The accompanying notes are an integral part of these financial statements.

92   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (concluded)

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $26,171)	26,171	$26,171

Total Investments | 99.8% (Cost $43,784,043)		$48,463,071

Cash and Other Assets in Excess of Liabilites | 0.2%		102,159

Net Assets | 100.0%		$48,565,230

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 0.3% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   93

The Lazard Funds, Inc. Abbreviations

June 30, 2025 (N-CSR Item 7) (unaudited)

Security Abbreviations:

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVR	— Contingent Value Rights
GDR	— Global Depositary Receipt
JSC	— Joint Stock Company
NVDR	— Non-Voting Depository Receipt
PJSC	— Public Joint Stock Company
QSC	— Qatar Shareholder Company
REITs	— Real Estate Investment Trusts

Currency Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
NZD	— New Zealand Dollar
USD	— United States Dollar

Counterparty Abbreviations:

BNP	— BNP Paribas SA
BNY	— Bank of New York Mellon
CAN	— Canadian Imperial Bank of Commerce
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
MSC	— Morgan Stanley & Co.
RBC	— Royal Bank of Canada
SCB	— Standard Chartered Bank
SSB	— State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

94   Semi-Annual Financial Statements

[This page intentionally left blank]

The Lazard Funds, Inc. Statements of Assets and Liabilities (N-CSR Item 7) (unaudited)

June 30, 2025	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

ASSETS
Investments in securities, at fair value	$93,953,291	$132,934,923
Non-controlled affiliated issuers, at fair value (Note 5)	—	—
Cash	22	45
Foreign currency, at fair value	56,979	3,105
Receivables for:
Dividends	176,744	272,064
Capital stock sold	6,843	77,339
Investments sold	—	—
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	94,193,879	133,287,476

LIABILITIES
Foreign currency due to custodian	—	—
Payables for:
Foreign capital gains taxes	397,185	652,313
Management fees	64,344	94,849
Accrued professional services	34,641	22,550
Accrued custodian fees	30,309	46,094
Accrued registration fees	8,116	750
Accrued distribution fees	883	653
Accrued directors’ fees	25	3,116
Capital stock redeemed	24,069	27,014
Investments purchased	18	—
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	19,049	20,206
Total liabilities	578,639	867,545
Net assets	$93,615,240	$132,419,931

NET ASSETS
Paid in capital	$183,729,107	$166,643,179
Distributable earnings (Accumulated loss)	(90,113,867)	(34,223,248)
Net assets	$93,615,240	$132,419,931

Institutional Shares
Net assets	$87,914,961	$128,049,990
Shares of capital stock outstanding*	5,833,562	10,743,703
Net asset value, offering and redemption price per share	$15.07	$11.92

Open Shares
Net assets	$5,700,279	$2,672,577
Shares of capital stock outstanding*	381,014	225,018
Net asset value, offering and redemption price per share	$14.96	$11.88

R6 Shares
Net assets	—	$1,697,364
Shares of capital stock outstanding*	—	142,123

The accompanying notes are an integral part of these financial statements.

96   Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$308,303,632	$4,094,437,176	$47,631,774	$81,898,207	$9,280,261,639
—	—	—	—	1,044,468,676
987	1,016	22	—	65,053
117,622	3,150,188	42	12,707	1,123

935,945	21,689,724	403,638	134,889	61,041,649
824,771	13,816,112	—	2,547,823	41,054,103
256,562	1,391,298	11,551	991	4,072,201
—	—	—	—	2,575,924
310,439,519	4,134,485,514	48,047,027	84,594,617	10,433,540,368

—	—	—	—	865,879

767,447	8,978,756	—	—	—
177,365	3,247,927	17,926	40,943	7,467,390
18,603	107,531	27,214	25,829	261,115
33,161	2,192	34,628	27,961	395,622
706	2,094	6,748	5,715	2,311
125	76,369	27	146	66,651
776	30,051	4,181	2,932	147,912
120,729	2,532,936	—	12,181	10,008,222
1,041,179	10,877,010	39,338	2,778,282	54,021,223
—	—	—	—	136,793,179
20,341	207,215	13,504	16,012	663,833
2,180,432	26,062,081	143,566	2,910,001	210,693,337
$308,259,087	$4,108,423,433	$47,903,461	$81,684,616	$10,222,847,031

$266,596,798	$4,116,242,094	$47,954,605	$42,748,816	$8,348,463,330
41,662,289	(7,818,661)	(51,144)	38,935,800	1,874,383,701
$308,259,087	$4,108,423,433	$47,903,461	$81,684,616	$10,222,847,031

$278,406,858	$3,749,806,907	$47,762,544	$81,018,171	$9,903,341,351
20,082,530	173,858,543	4,929,579	4,288,708	551,278,109
$13.86	$21.57	$9.69	$18.89	$17.96

$270,471	$310,780,165	$140,917	$666,445	$319,505,680
19,552	13,928,234	14,570	35,317	17,769,526
$13.83	$22.31	$9.67	$18.87	$17.98

$29,581,758	$47,836,361	—	—	—
2,133,042	2,216,397	—	—	—

Semi-Annual Financial Statements   97

June 30, 2025	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

Net asset value, offering and redemption price per share	—	$11.94
Cost of investments in securities	$60,775,283	$95,799,274
Cost of non-controlled affiliated issuers	$—	$—
Cost of foreign currency	$56,914	$3,059

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

98   Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$13.87	$21.58	—	—	—
$260,441,725	$3,322,687,384	$45,415,191	$53,329,472	$7,161,976,204
$—	$—	$—	$—	$1,122,448,778
$117,635	$3,150,179	$42	$12,639	$1,117

Semi-Annual Financial Statements   99

June 30, 2025	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

ASSETS
Investments in securities, at fair value	$1,130,208,931	$56,190,229
Cash	—	—
Foreign currency, at fair value	483,190	27,201
Receivables for:
Dividends	6,899,548	214,422
Capital stock sold	3,264,420	18,284
Investments sold	—	—
Amount due from Investment Manager (Note 3)	—	—
Total assets	1,140,856,089	56,450,136

LIABILITIES
Foreign currency due to custodian	—	—
Payables for:
Management fees	684,660	13,384
Accrued custodian fees	76,466	26,352
Accrued professional services	66,041	24,891
Accrued shareholders’ reports	40,518	3,746
Accrued administration fees	38,131	5,938
Accrued directors’ fees	22,973	21
Accrued distribution fees	15,858	504
Accrued registration fees	10,397	766
Foreign capital gains taxes	—	30,749
Capital stock redeemed	2,807,599	20,572
Investments purchased	1,159	65
Other accrued expenses and payables	28,656	7,155
Total liabilities	3,792,458	134,143
Net assets	$1,137,063,631	$56,315,993

NET ASSETS
Paid in capital	$774,324,687	$43,671,542
Distributable earnings (Accumulated loss)	362,738,944	12,644,451
Net assets	$1,137,063,631	$56,315,993

Institutional Shares
Net assets	$983,291,524	$53,553,445
Shares of capital stock outstanding*	50,851,220	4,369,931
Net asset value, offering and redemption price per share	$19.34	$12.25

Open Shares
Net assets	$69,532,925	$2,762,548
Shares of capital stock outstanding*	3,540,219	224,488
Net asset value, offering and redemption price per share	$19.64	$12.31

R6 Shares
Net assets	$84,239,182	—
Shares of capital stock outstanding*	4,365,757	—
Net asset value, offering and redemption price per share	$19.30	—
Cost of investments in securities	$861,397,061	$43,091,305
Cost of foreign currency	$480,680	$27,055

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

100   Semi-Annual Financial Statements

Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio

$405,855,978	$12,256,435	$1,852,927,931	$41,245,278	$76,635,872
475	—	129	—	25
10,450	6,116	6,181,903	—	—

551,769	85,377	14,984,903	9,293	23,320
257,174	12,690	616,344	12,025	—
—	—	29,335,804	347,202	814,243
—	4,054	—	—	—
406,675,846	12,364,672	1,904,047,014	41,613,798	77,473,460

—	—	2,456	—	—

245,243	—	1,330,056	5,525	28,411
25,104	23,642	246,839	29,629	28,807
28,924	23,513	161,690	34,910	26,298
6,789	1,860	157,101	23,514	1,532
15,188	4,546	72,378	5,839	6,499
4,621	17	98,906	6,318	2,646
490	1,684	54,605	2,611	184
3,804	5,075	23,733	5,529	6,569
—	—	1,523,205	—	—
151,309	2,257	723,710	51,424	8,190
14	10	12,670,028	219,833	147,067
10,420	1,873	397,412	21,493	6,595
491,906	64,477	17,462,119	406,625	262,798
$406,183,940	$12,300,195	$1,886,584,895	$41,207,173	$77,210,662

$353,000,917	$12,359,865	$1,040,178,048	$41,145,791	$40,948,421
53,183,023	(59,670)	846,406,847	61,382	36,262,241
$406,183,940	$12,300,195	$1,886,584,895	$41,207,173	$77,210,662

$358,541,549	$3,896,977	$1,638,422,776	$30,493,708	$44,531,699
20,164,605	388,831	101,799,629	2,693,931	2,597,191
$17.78	$10.02	$16.09	$11.32	$17.15

$2,658,762	$8,403,218	$214,220,078	$10,712,998	$893,697
150,624	836,692	13,175,207	905,821	51,879
$17.65	$10.04	$16.26	$11.83	$17.23

$44,983,629	—	$33,942,041	$467	$31,785,266
2,528,650	—	2,105,986	39	1,852,819
$17.79	—	$16.12	$12.09	$17.16
$353,517,765	$9,935,363	$1,279,928,138	$38,635,873	$48,960,251
$10,417	$6,182	$6,181,793	$—	$—

Semi-Annual Financial Statements   101

June 30, 2025	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio

ASSETS
Investments in securities, at fair value	$33,237,983	$9,248,509
Cash	390,697	—
Receivables for:
Investments sold	69,064	19,354
Dividends	7,557	4,731
Capital stock sold	1,543	—
Amount due from Investment Manager (Note 3)	—	20,223
Total assets	33,706,844	9,292,817

LIABILITIES
Payables for:
Accrued custodian fees	27,294	16,371
Accrued professional services	24,890	22,208
Management fees	10,941	—
Accrued administration fees	5,203	4,463
Accrued directors’ fees	1,845	1,398
Accrued distribution fees	1,283	145
Accrued registration fees	463	5,040
Investments purchased	259,036	—
Capital stock redeemed	108	—
Other accrued expenses and payables	5,589	3,365
Total liabilities	336,652	52,990
Net assets	$33,370,192	$9,239,827

NET ASSETS
Paid in capital	$29,560,830	$5,139,248
Distributable earnings (Accumulated loss)	3,809,362	4,100,579
Net assets	$33,370,192	$9,239,827

Institutional Shares
Net assets	$26,927,702	$8,451,235
Shares of capital stock outstanding*	2,417,235	563,031
Net asset value, offering and redemption price per share	$11.14	$15.01

Open Shares
Net assets	$5,945,407	$788,592
Shares of capital stock outstanding*	614,797	52,565
Net asset value, offering and redemption price per share	$9.67	$15.00

R6 Shares
Net assets	$497,083	—
Shares of capital stock outstanding*	44,440	—
Net asset value, offering and redemption price per share	$11.19	—
Cost of investments in securities	$29,684,987	$6,237,900

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

102   Semi-Annual Financial Statements

Lazard US Systematic Small Cap Equity Portfolio

$48,463,071
—

467,302
30,819
148,102
—
49,109,294

27,211
24,322
17,245
5,250
1,596
—
6,707
457,987
55
3,691
544,064
$48,565,230

$41,605,242
6,959,988
$48,565,230

$48,565,230
4,457,701
$10.89

—
—
—

—
—
—
$43,784,043

Semi-Annual Financial Statements   103

The Lazard Funds, Inc. Statements of Operations (N-CSR Item 7) (unaudited)

For the Six Months Ended June 30, 2025	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

Investment Income (Loss)
Income
Dividends#	$1,034,000	$1,701,552
Interest	—	—
Non-controlled affiliated issuers (Note 5)(a)	—	—
Non-cash income	—	196,612
Total investment income*	1,034,000	1,898,164
Expenses
Management fees (Note 3)	439,459	602,844
Professional services	28,573	28,995
Custodian fees	26,673	35,844
Registration fees	18,041	23,841
Administration fees	14,065	16,107
Shareholders’ services	9,414	8,082
Distribution fees (Open Shares)	6,752	2,866
Shareholders’ reports	3,995	5,756
Directors’ fees and expenses	3,123	6,784
Other^	7,381	5,688
Total gross expenses	557,476	736,807
Management fees waived and expenses reimbursed	(66,804)	(70,342)
Total net expenses	490,672	666,465
Net investment income (loss)	543,328	1,231,699
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	1,923,188	336,417
Non-controlled affiliated issuers(a)	—	—
Foreign currency transactions	(21,075)	(27,516)
Forward currency contracts	—	—
Total net realized gain (loss)	1,902,113	308,901
Net change in unrealized appreciation (depreciation) on:
Investments†	7,992,715	15,574,070
Non-controlled affiliated issuers(a)	—	—
Foreign currency translations	1,668	1,467
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	7,994,383	15,575,537
Net realized and unrealized gain (loss)	9,896,496	15,884,438
Net increase (decrease) in net assets resulting from operations	$10,439,824	$17,116,137
*# Net of foreign withholding taxes of	$134,832	$210,974
** Net of foreign capital gains taxes of	8,102	11,677
† Includes net change in foreign capital gains taxes of	(263,151)	(160,985)
^ Includes interest on line of credit of (Note 6)	$—	$167

(a)	See Note 5 for information on affiliated issuers

The accompanying notes are an integral part of these financial statements.

104   Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$4,190,952	$94,490,104	$1,977,913	$684,307	$217,959,704
—	—	—	—	—
—	—	—	—	39,649,066
—	—	—	—	—
4,190,952	94,490,104	1,977,913	684,307	257,608,770

906,898	17,427,298	474,024	284,919	41,143,426
37,837	121,345	25,582	24,542	323,581
48,634	466,659	35,144	24,298	791,853
36,176	107,146	17,516	22,313	125,776
23,687	190,142	15,979	14,051	418,442
10,081	146,920	7,990	7,350	321,359
385	350,235	201	806	358,038
4,383	65,692	2,128	2,799	226,719
6,362	99,861	8,762	6,245	325,947
7,424	62,922	7,978	8,140	161,262
1,081,867	19,038,220	595,304	395,463	44,196,403
(6,540)	(1,394)	(29,042)	(2,274)	—
1,075,327	19,036,826	566,262	393,189	44,196,403
3,115,625	75,453,278	1,411,651	291,118	213,412,367

3,879,003	47,770,176	(3,600,272)	7,506,750	116,939,527
—	—	—	—	(32,468,164)
(239,179)	(2,107,135)	(52,362)	9,123	(1,032,381)
—	—	—	—	(440,791,579)
3,639,824	45,663,041	(3,652,634)	7,515,873	(357,352,597)

32,464,487	542,097,218	19,795,114	(4,892,385)	1,361,434,265
—	—	—	—	384,949,850
11,968	377,217	26,372	10,980	1,508,682
—	—	—	—	(230,390,827)
32,476,455	542,474,435	19,821,486	(4,881,405)	1,517,501,970
36,116,279	588,137,476	16,168,852	2,634,468	1,160,149,373
$39,231,904	$663,590,754	$17,580,503	$2,925,586	$1,373,561,740
$530,945	$10,333,389	$145,778	$43,569	$19,277,874
49,430	700,417	—	—	18,805,369
(440,390)	(3,703,493)	—	—	—
$1,910	$—	$2,129	$603	$—

#	Dividend income for Lazard Equity Franchise Portfolio and Lazard Global Listed Infrastructure Portfolio includes $15,001 and $472,504 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $160,779 and $19,277,874. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Semi-Annual Financial Statements   105

For the Six Months Ended June 30, 2025	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

Investment Income (Loss)
Income
Dividends#	$18,633,183	$1,011,094
Non-cash income	—	—
Total investment income*	18,633,183	1,011,094
Expenses
Management fees (Note 3)	3,832,149	171,359
Custodian fees	115,341	20,712
Distribution fees (Open Shares)	79,000	3,324
Administration fees	71,918	11,868
Professional services	66,193	25,050
Shareholders’ services	45,441	6,523
Directors’ fees and expenses	43,574	2,320
Registration fees	35,915	30,718
Shareholders’ reports	32,324	3,520
Other^	26,332	7,101
Total gross expenses	4,348,187	282,495
Management fees waived and expenses reimbursed	(13,125)	(41,613)
Total net expenses	4,335,062	240,882
Net investment income (loss)	14,298,121	770,212
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	84,926,167	347,026
Foreign currency transactions	238,660	14,920
Total net realized gain (loss)	85,164,827	361,946
Net change in unrealized appreciation (depreciation) on:
Investments†	112,669,925	6,823,212
Foreign currency translations	768,829	21,128
Total net change in unrealized appreciation (depreciation)	113,438,754	6,844,340
Net realized and unrealized gain (loss)	198,603,581	7,206,286
Net increase (decrease) in net assets resulting from operations	$212,901,702	$7,976,498
*# Net of foreign withholding taxes of	$1,365,289	$(35,182)
** Net of foreign capital gains taxes of	—	412
† Includes net change in foreign capital gains taxes of	—	(30,749)
^ Includes interest on line of credit of (Note 6)	$4,554	$—

#	Dividend income for Lazard International Equity Select Portfolio includes $129,296 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $93,484. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

106   Semi-Annual Financial Statements

Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio

$3,471,075	$148,717	$34,134,026	$200,697	$536,158
206,968	—	—	—	—
3,678,043	148,717	34,134,026	200,697	536,158

1,327,179	35,792	8,775,628	164,174	231,080
34,684	15,563	340,405	24,649	25,898
2,935	8,254	252,526	14,249	1,291
30,692	9,168	137,978	11,737	13,824
29,620	23,192	154,055	27,002	23,580
13,310	5,604	106,922	16,668	7,258
12,513	1,444	150,010	7,993	5,851
22,711	22,969	45,976	18,159	20,961
8,227	1,704	127,642	16,593	3,285
10,418	64	151,429	9,809	8,611
1,492,289	123,754	10,242,571	311,033	341,639
(7,129)	(66,283)	(1,919)	(79,823)	(45,297)
1,485,160	57,471	10,240,652	231,210	296,342
2,192,883	91,246	23,893,374	(30,513)	239,816

3,652,870	174,984	234,611,786	(2,188,361)	7,813,378
38,783	(738)	750,935	—	—
3,691,653	174,246	235,362,721	(2,188,361)	7,813,378

31,678,991	2,015,455	150,016,810	(806,507)	(5,096,900)
34,636	6,254	1,480,755	—	—
31,713,627	2,021,709	151,497,565	(806,507)	(5,096,900)
35,405,280	2,195,955	386,860,286	(2,994,868)	2,716,478
$37,598,163	$2,287,201	$410,753,660	$(3,025,381)	$2,956,294
$370,190	$12,891	$3,059,023	$—	$—
—	—	943,456	—	—
—	—	(40,435)	—	—
$—	$8	$86,904	$1,712	$411

#	Dividend income for Lazard International Quality Growth Portfolio and Lazard International Small Cap Equity Portfolio includes $39,339 and $1,298, respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amounts of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $409,529 and $14,190, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Semi-Annual Financial Statements   107

For the Six Months Ended June 30, 2025	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio

Investment Income (Loss)
Income
Dividends	$180,217	$68,140
Non-cash income	—	—
Total investment income*	180,217	68,140
Expenses
Management fees (Note 3)	134,788	32,368
Custodian fees	23,117	13,379
Professional services	22,155	21,003
Registration fees	21,950	37,712
Administration fees	10,819	9,246
Distribution fees (Open Shares)	7,925	935
Shareholders’ services	6,830	4,541
Directors’ fees and expenses	3,919	2,924
Shareholders’ reports	2,754	1,098
Other^	3,657	74
Total gross expenses	237,914	123,280
Management fees waived and expenses reimbursed	(58,943)	(81,811)
Total net expenses	178,971	41,469
Net investment income (loss)	1,246	26,671
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(717,366)	1,006,274
Total net realized gain (loss)	(717,366)	1,006,274
Net change in unrealized appreciation (depreciation) on:
Investments	(1,822,460)	(760,360)
Total net change in unrealized appreciation (depreciation)	(1,822,460)	(760,360)
Net realized and unrealized gain (loss)	(2,539,826)	245,914
Net increase (decrease) in net assets resulting from operations	$(2,538,580)	$272,585
* Net of foreign withholding taxes of	$229	$—
^Includes interest on line of credit of (Note 6)	$181	$—

The accompanying notes are an integral part of these financial statements.

108   Semi-Annual Financial Statements

Lazard US Systematic Small Cap Equity Portfolio

$347,041
25,618
372,659

178,073
43,177
22,264
17,169
11,752
158
5,332
4,053
2,191
4,419
288,588
(58,618)
229,970
142,689

1,512,099
1,512,099

(3,166,582)

(3,166,582)
(1,654,483)

$(1,511,794)
$6,810
$573

Semi-Annual Financial Statements   109

The Lazard Funds, Inc. Statements of Changes in Net Assets (N-CSR Item 7) (unaudited)

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets From
Operations
Net investment income (loss)	$543,328	$895,974
Net realized gain (loss)	1,902,113	(710,504)
Net change in unrealized appreciation (depreciation)	7,994,383	5,617,110
Net increase (decrease) resulting from operations	10,439,824	5,802,580
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	—	(699,965)
Open Shares	—	(32,633)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(732,598)
Capital stock transactions
Net proceeds from sales
Institutional Shares	3,351,746	15,828,490
Open Shares	342,006	1,140,731
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	574,602
Open Shares	—	28,880
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(8,179,408)	(24,941,316)
Open Shares	(798,207)	(1,644,281)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(5,283,863)	(9,012,894)
Total increase (decrease) in net assets	5,155,961	(3,942,912)
Net assets at beginning of period	88,459,279	92,402,191
Net assets at end of period	$93,615,240	$88,459,279
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	6,184,312	6,846,091
Shares sold	243,468	1,170,762
Shares issued to shareholders from reinvestment of distributions	—	42,437
Shares redeemed	(594,218)	(1,874,978)
Net increase (decrease)	(350,750)	(661,779)
Shares outstanding at end of period	5,833,562	6,184,312

The accompanying notes are an integral part of these financial statements.

110   Semi-Annual Financial Statements

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$1,231,699	$1,475,023	$3,115,625	$2,553,874
308,901	4,269,392	3,639,824	5,594,253
15,575,537	2,332,757	32,476,455	4,877,317
17,116,137	8,077,172	39,231,904	13,025,444

—	(1,406,797)	—	(2,756,760)
—	(21,851)	—	(3,380)
—	(10,331)	—	(31,674)
—	(1,438,979)	—	(2,791,814)

14,995,614	15,054,618	74,524,787	91,879,720
896,321	1,646,816	920,661	2,139,611
755,282	601,019	27,152,281	2,377,377

—	1,385,444	372	2,741,460
—	20,415	—	3,380
—	10,331	—	31,674

(12,943,698)	(29,125,479)	(26,167,169)	(42,946,657)
(590,579)	(2,052,455)	(973,684)	(2,163,012)
(43,837)	(19,086)	(2,814,973)	(177,889)

3,069,103	(12,478,377)	72,642,275	53,885,664
20,185,240	(5,840,184)	111,874,179	64,119,294
112,234,691	118,074,875	196,384,908	132,265,614
$132,419,931	$112,234,691	$308,259,087	$196,384,908

10,536,428	11,787,085	16,237,178	12,128,657
1,402,423	1,455,229	5,963,962	7,662,469

—	131,741	31	228,431
(1,195,148)	(2,837,627)	(2,118,641)	(3,782,379)
207,275	(1,250,657)	3,845,352	4,108,521
10,743,703	10,536,428	20,082,530	16,237,178

Semi-Annual Financial Statements   111

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Open Shares
Shares outstanding at beginning of period	416,605	453,059
Shares sold	24,173	86,401
Shares issued to shareholders from reinvestment of distributions	—	2,146
Shares redeemed	(59,764)	(125,001)
Net increase (decrease)	(35,591)	(36,454)
Shares outstanding at end of period	381,014	416,605

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

112   Semi-Annual Financial Statements

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

196,087	233,032	22,617	23,716
82,761	156,719	74,737	181,053

—	1,942	—	282
(53,830)	(195,606)	(77,802)	(182,434)
28,931	(36,945)	(3,065)	(1,099)
225,018	196,087	19,552	22,617

74,469	16,343	195,690	13,936
71,568	58,914	2,162,578	194,642

—	981	—	2,641
(3,914)	(1,769)	(225,226)	(15,529)
67,654	58,126	1,937,352	181,754
142,123	74,469	2,133,042	195,690

Semi-Annual Financial Statements   113

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,453,278	$105,211,043
Net realized gain (loss)	45,663,041	135,835,544
Net change in unrealized appreciation (depreciation)	542,474,435	(62,277,452)
Net increase (decrease) resulting from operations	663,590,754	178,769,135
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(89,312,277)
Open Shares	—	(7,208,738)
R6 Shares	—	(943,205)
Net decrease in net assets resulting from distributions	—	(97,464,220)
Capital stock transactions
Net proceeds from sales
Institutional Shares	642,388,274	860,595,146
Open Shares	16,947,058	24,706,468
R6 Shares	13,449,116	6,500,639
Net proceeds from reinvestment of distributions
Institutional Shares	—	85,407,456
Open Shares	—	7,030,590
R6 Shares	—	247,672
Cost of shares redeemed	(438,130,144)	(464,722,988)
Institutional Shares
Open Shares	(24,567,868)	(54,745,198)
R6 Shares	(3,897,903)	(4,131,890)
Net increase (decrease) in net assets from capital stock transactions	206,188,533	460,887,895
Total increase (decrease) in net assets	869,779,287	542,192,810
Net assets at beginning of period	3,238,644,146	2,696,451,336
Net assets at end of period	$4,108,423,433	$3,238,644,146

The accompanying notes are an integral part of these financial statements.

114   Semi-Annual Financial Statements

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$1,411,651	$4,121,948	$291,118	$580,947
(3,652,634)	21,268,587	7,515,873	8,837,897
19,821,486	(29,976,107)	(4,881,405)	848,898
17,580,503	(4,585,572)	2,925,586	10,267,742

—	(22,784,045)	—	(6,454,756)
—	(21,113)	—	(42,152)
—	—	—	—
—	(22,805,158)	—	(6,496,908)

1,619,765	82,216,326	6,705,409	10,489,170
49,030	59,759	138,157	452,393
—	—	—	—

—	22,782,143	—	6,258,485
—	21,113	—	38,907
—	—	—	—

(144,363,224)	(23,359,326)	(26,256,636)	(19,543,169)
(80,656)	(83,506)	(178,619)	(1,014,021)
—	—	—	—

(142,775,085)	81,636,509	(19,591,689)	(3,318,235)
(125,194,582)	54,245,779	(16,666,103)	452,599
173,098,043	118,852,264	98,350,719	97,898,120
$47,903,461	$173,098,043	$81,684,616	$98,350,719

Semi-Annual Financial Statements   115

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	164,138,454	139,428,415
Shares sold	32,881,292	45,864,772
Shares issued to shareholders from reinvestment of distributions	—	4,744,859
Shares redeemed	(23,161,203)	(25,899,592)
Net increase (decrease)	9,720,089	24,710,039
Shares outstanding at end of period	173,858,543	164,138,454

Open Shares
Shares outstanding at beginning of period	14,335,590	15,528,827
Shares sold	840,676	1,314,853
Shares issued to shareholders from reinvestment of distributions	—	376,975
Shares redeemed	(1,248,032)	(2,885,065)
Net decrease	(407,356)	(1,193,237)
Shares outstanding at end of period	13,928,234	14,335,590

R6 Shares
Shares outstanding at beginning of period	1,731,366	1,587,936
Shares sold	684,740	354,974
Shares issued to shareholders from reinvestment of distributions	—	13,752
Shares redeemed	(199,709)	(225,296)
Net increase	485,031	143,430
Shares outstanding at end of period	2,216,397	1,731,366

The accompanying notes are an integral part of these financial statements.

116   Semi-Annual Financial Statements

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

20,757,420	12,002,692	5,355,688	5,480,351
177,142	8,427,290	362,644	561,544

—	2,738,238	—	339,696
(16,004,983)	(2,410,800)	(1,429,624)	(1,025,903)
(15,827,841)	8,754,728	(1,066,980)	(124,663)
4,929,579	20,757,420	4,288,708	5,355,688

17,512	17,882	37,471	66,984
5,606	5,842	7,501	23,739

—	2,538	—	2,111
(8,548)	(8,750)	(9,655)	(55,363)
(2,942)	(370)	(2,154)	(29,513)
14,570	17,512	35,317	37,471

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Financial Statements   117

	Lazard Global Listed Infrastructure Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$213,412,367	$284,353,336
Net realized gain (loss)	(357,352,597)	650,274,801
Net change in unrealized appreciation (depreciation)	1,517,501,970	(366,409,056)
Net increase (decrease) resulting from operations	1,373,561,740	568,219,081
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(81,533,635)	(352,614,835)
Open Shares	(2,240,459)	(10,962,951)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(83,774,094)	(363,577,786)
Capital stock transactions
Net proceeds from sales
Institutional Shares	1,349,669,408	1,819,989,057
Open Shares	49,201,827	55,304,450
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	73,485,475	316,448,556
Open Shares	2,189,345	10,721,901
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(925,426,510)	(2,568,999,474)
Open Shares	(45,165,744)	(83,957,227)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	503,953,801	(450,492,737)
Total increase (decrease) in net assets	1,793,741,447	(245,851,442)
Net assets at beginning of period	8,429,105,584	8,674,957,026
Net assets at end of period	$10,222,847,031	$8,429,105,584

The accompanying notes are an integral part of these financial statements.

118   Semi-Annual Financial Statements

Lazard International Equity Portfolio		Lazard International Equity Select Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$14,298,121	$20,600,239	$770,212	$860,178
85,164,827	69,912,653	361,946	941,523
113,438,754	(17,150,572)	6,844,340	(441,801)
212,901,702	73,362,320	7,976,498	1,359,900

—	(68,131,831)	—	(809,532)
—	(4,651,499)	—	(38,484)
—	(5,805,616)	—	—
—	(78,588,946)	—	(848,016)

114,470,783	185,403,194	5,416,289	9,302,709
5,051,816	8,785,558	175,684	735,500
4,952,378	5,989,261	—	—

—	62,956,514	—	714,979
—	4,383,129	—	36,637
—	5,588,186	—	—

(105,836,940)	(469,477,241)	(6,557,254)	(13,973,464)
(6,509,720)	(10,803,094)	(386,161)	(1,081,259)
(6,390,122)	(13,981,427)	—	—

5,738,195	(221,155,920)	(1,351,442)	(4,264,898)
218,639,897	(226,382,546)	6,625,056	(3,753,014)
918,423,734	1,144,806,280	49,690,937	53,443,951
$1,137,063,631	$918,423,734	$56,315,993	$49,690,937

Semi-Annual Financial Statements   119

	Lazard Global Listed Infrastructure Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	521,906,237	549,085,089
Shares sold	80,935,995	115,972,243
Shares issued to shareholders from reinvestment of distributions	4,244,352	20,223,129
Shares redeemed	(55,808,475)	(163,374,226)
Net increase (decrease)	29,371,872	(27,178,854)
Shares outstanding at end of period	551,278,109	521,906,235

Open Shares
Shares outstanding at beginning of period	17,449,526	18,601,702
Shares sold	2,918,962	3,519,838
Shares issued to shareholders from reinvestment of distributions	125,916	684,240
Shares redeemed	(2,724,878)	(5,356,254)
Net increase (decrease)	320,000	(1,152,176)
Shares outstanding at end of period	17,769,526	17,449,526

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net decrease	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

120   Semi-Annual Financial Statements

Lazard International Equity Portfolio		Lazard International Equity Select Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

50,306,146	62,778,851	4,467,741	4,815,470
6,655,972	10,927,536	486,007	843,008

—	3,922,777	—	67,402
(6,110,898)	(27,323,018)	(583,817)	(1,258,139)
545,074	(12,472,705)	(97,810)	(347,729)
50,851,220	50,306,146	4,369,931	4,467,741

3,618,341	3,461,398	243,317	272,190
285,082	509,739	15,553	65,343

—	268,747	—	3,432
(363,204)	(621,543)	(34,382)	(97,648)
(78,122)	156,943	(18,829)	(28,873)
3,540,219	3,618,341	224,488	243,317

4,441,270	4,560,047	—	—
281,888	357,775	—	—

—	349,418	—	—
(357,401)	(825,970)	—	—
(75,513)	(118,777)	—	—
4,365,757	4,441,270	—	—

Semi-Annual Financial Statements   121

	Lazard International Quality Growth Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,192,883	$2,030,880
Net realized gain (loss)	3,691,653	10,469,305
Net change in unrealized appreciation (depreciation)	31,713,627	1,147,974
Net increase (decrease) resulting from operations	37,598,163	13,648,159
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(8,444,328)
Open Shares	—	(52,231)
R6 Shares	—	(289,076)
Net decrease in net assets resulting from distributions	—	(8,785,635)
Capital stock transactions
Net proceeds from sales
Institutional Shares	85,170,589	92,343,624
Open Shares	545,889	326,077
R6 Shares	33,408,667	9,469,681
Net proceeds from reinvestment of distributions
Institutional Shares	—	8,179,271
Open Shares	—	52,231
R6 Shares	—	285,343
Cost of shares redeemed
Institutional Shares	(54,843,048)	(67,013,768)
Open Shares	(171,107)	(123,961)
R6 Shares	(1,770,221)	(63,667)
Net increase (decrease) in net assets from capital stock transactions	62,340,769	43,454,831
Total increase (decrease) in net assets	99,938,932	48,317,355
Net assets at beginning of period	306,245,008	257,927,653
Net assets at end of period	$406,183,940	$306,245,008

The accompanying notes are an integral part of these financial statements.

122   Semi-Annual Financial Statements

Lazard International Small Cap Equity Portfolio		Lazard International Strategic Equity Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$91,246	$154,335	$23,893,374	$47,672,539
174,246	(503,594)	235,362,721	533,305,817
2,021,709	(39,543)	151,497,565	(563,547,788)
2,287,201	(388,802)	410,753,660	17,430,568

—	(53,958)	—	(287,394,874)
—	(100,497)	—	(23,617,745)
—	—	—	(6,226,227)

—	(154,455)	—	(317,238,846)

752,728	337,672	84,758,956	307,762,541
1,128,282	131,273	13,057,922	26,600,187
—	—	3,652,076	10,214,598

—	50,794	—	276,624,074
—	98,296	—	21,773,270
—	—	—	5,601,431

(318,879)	(2,273,479)	(1,117,388,860)	(1,958,688,413)
(496,569)	(905,800)	(33,700,344)	(137,905,488)
—	—	(30,737,101)	(33,953,706)

1,065,562	(2,561,244)	(1,080,357,351)	(1,481,971,506)
3,352,763	(3,104,501)	(669,603,691)	(1,781,779,784)
8,947,432	12,051,933	2,556,188,586	4,337,968,370
$12,300,195	$8,947,432	$1,886,584,895	$2,556,188,586

Semi-Annual Financial Statements   123

	Lazard International Quality Growth Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	18,435,403	16,441,822
Shares sold	5,040,579	5,598,078
Shares issued to shareholders from reinvestment of distributions	—	507,714
Shares redeemed	(3,311,377)	(4,112,211)
Net increase (decrease)	1,729,202	1,993,581
Shares outstanding at end of period	20,164,605	18,435,403

Open Shares
Shares outstanding at beginning of period	129,114	113,448
Shares sold	32,789	20,152
Shares issued to shareholders from reinvestment of distributions	—	3,260
Shares redeemed	(11,279)	(7,746)
Net increase (decrease)	21,510	15,666
Shares outstanding at end of period	150,624	129,114

R6 Shares
Shares outstanding at beginning of period	623,556	33,251
Shares sold	2,011,878	576,546
Shares issued to shareholders from reinvestment of distributions	—	17,701
Shares redeemed	(106,784)	(3,942)
Net increase (decrease)	1,905,094	590,305
Shares outstanding at end of period	2,528,650	623,556

The accompanying notes are an integral part of these financial statements.

124   Semi-Annual Financial Statements

Lazard International Small Cap Equity Portfolio		Lazard International Strategic Equity Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

346,632	572,771	171,310,239	255,236,019
80,098	40,997	5,948,213	19,668,576

—	6,388	—	20,457,393
(37,899)	(273,524)	(75,458,823)	(124,051,749)
42,199	(226,139)	(69,510,610)	(83,925,780)
388,831	346,632	101,799,629	171,310,239

777,816	859,225	14,576,837	19,879,784
116,688	15,861	892,767	1,687,023

—	12,316	—	1,592,241
(57,812)	(109,586)	(2,294,397)	(8,582,211)
58,876	(81,409)	(1,401,630)	(5,302,947)
836,692	777,816	13,175,207	14,576,837

—	—	3,865,023	4,967,707
—	—	252,731	644,778

—	—	—	413,756
—	—	(2,011,768)	(2,161,218)
—	—	(1,759,037)	(1,102,684)
—	—	2,105,986	3,865,023

Semi-Annual Financial Statements   125

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(30,513)	$362,552
Net realized gain (loss)	(2,188,361)	71,595,620
Net change in unrealized appreciation (depreciation)	(806,507)	(62,884,583)
Net increase (decrease) resulting from operations	(3,025,381)	9,073,589
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(34,162,471)
Open Shares	—	(8,334,482)
R6 Shares	—	(281)
Net decrease in net assets resulting from distributions	—	(42,497,234)
Capital stock transactions
Net proceeds from sales
Institutional Shares	3,046,918	14,790,865
Open Shares	156,364	1,283,766
R6 Shares	—	500
Net proceeds from reinvestment of distributions
Institutional Shares	—	32,922,510
Open Shares	—	8,056,382
R6 Shares	—	281
Cost of shares redeemed
Institutional Shares	(18,720,830)	(153,820,336)
Open Shares	(1,879,200)	(11,078,583)
R6 Shares	—	(24,850)
Net decrease in net assets from capital stock transactions	(17,396,748)	(107,869,465)
Total (decrease) increase in net assets	(20,422,129)	(141,293,110)
Net assets at beginning of period	61,629,302	202,922,412
Net assets at end of period	$41,207,173	$61,629,302

The accompanying notes are an integral part of these financial statements.

126   Semi-Annual Financial Statements

Lazard US Equity Focus Portfolio		Lazard US Small Cap Equity Select Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$239,816	$703,644	$1,246	$(87,925)
7,813,378	6,524,267	(717,366)	5,757,534
(5,096,900)	4,997,803	(1,822,460)	(1,461,105)
2,956,294	12,225,714	(2,538,580)	4,208,504

—	(2,952,737)	—	(4,384,702)
—	(72,533)	—	(1,133,115)
—	(2,801,191)	—	(28,855)

—	(5,826,461)	—	(5,546,672)

168,611	2,657,969	5,721,284	777,659
151,891	77,322	78,215	350,608
1,542,025	4,713,848	304,675	159,722

—	2,923,439	—	4,349,618
—	72,522	—	1,110,582
—	2,797,511	—	28,855

(4,699,933)	(5,171,425)	(7,343,414)	(5,595,679)
(466,702)	(197,706)	(811,032)	(1,287,100)
(15,970,517)	(12,597,384)	(10,285)	(634)

(19,274,625)	(4,723,904)	(2,060,557)	(106,369)
(16,318,331)	1,675,349	(4,599,137)	(1,444,537)
93,528,993	91,853,644	37,969,329	39,413,866
$77,210,662	$93,528,993	$33,370,192	$37,969,329

Semi-Annual Financial Statements   127

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	4,146,756	*	7,088,616	*
Shares sold	247,173	*	779,071	*
Shares issued to shareholders from reinvestment of distributions	—	*	2,757,329	*
Shares redeemed	(1,699,998	)*	(6,478,260	)*
Net increase (decrease)	(1,452,825	)*	(2,941,860	)*
Shares outstanding at end of period	2,693,931	*	4,146,756	*

Open Shares
Shares outstanding at beginning of period	1,054,023	*	812,597	*
Shares sold	14,288	*	55,507	*
Shares issued to shareholders from reinvestment of distributions	—	*	645,543	*
Shares redeemed	(162,490	)*	(459,624	)*
Net increase (decrease)	(148,202	)*	241,426	*
Shares outstanding at end of period	905,821	*	1,054,023	*

R6 Shares
Shares outstanding at beginning of period	39	*	934	*
Shares sold	—	*	17	*
Shares issued to shareholders from reinvestment of distributions	—	*	22	*
Shares redeemed	—	*	(934	)*
Net increase (decrease)	—	*	(895	)*
Shares outstanding at end of period	39	*	39	*

*	On May 16, 2025, the Portfolio effected a 1:3 reverse share split. All per share data prior to May 16, 2025 has been adjusted to reflect the reverse share split.

The accompanying notes are an integral part of these financial statements.

128   Semi-Annual Financial Statements

Lazard US Equity Focus Portfolio		Lazard US Small Cap Equity Select Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

2,869,775	2,838,393	2,557,681	2,577,164
10,292	163,820	519,896	61,332

—	176,264	—	357,225
(282,876)	(308,702)	(660,342)	(438,040)
(272,584)	31,382	(140,446)	(19,483)
2,597,191	2,869,775	2,417,235	2,557,681

72,490	75,579	690,148	667,798
9,260	4,368	8,068	30,958

—	4,344	—	104,470
(29,871)	(11,801)	(83,419)	(113,078)
(20,611)	(3,089)	(75,351)	22,350
51,879	72,490	614,797	690,148

2,731,939	3,053,800	17,663	3,122
97,136	275,390	27,649	12,231

—	168,573	—	2,362
(976,256)	(765,824)	(872)	(52)
(879,120)	(321,861)	26,777	14,541
1,852,819	2,731,939	44,440	17,663

Semi-Annual Financial Statements   129

	Lazard US Sustainable Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,671	$75,357
Net realized gain (loss)	1,006,274	316,132
Net change in unrealized appreciation (depreciation)	(760,360)	594,139
Net increase (decrease) resulting from operations	272,585	985,628
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(636,655)
Open Shares	—	(33,739)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(670,394)
Capital stock transactions
Net proceeds from sales
Institutional Shares	—	1,185,252
Open Shares*	31,192	145,904
Net proceeds from reinvestment of distributions
Institutional Shares	—	636,655
Open Shares*	—	33,739
R6 Shares*	—	—
Cost of shares redeemed
Institutional Shares	(4,156,793)	(1,000,529)
Open Shares*	(9,727)	(43,289)
R6 Shares*	—	—
Net increase (decrease) in net assets from capital stock transactions	(4,135,328)	957,732
Total (decrease) increase in net assets	(3,862,743)	1,272,966
Net assets at beginning of period	13,102,570	11,829,604
Net assets at end of period	$9,239,827	$13,102,570

The accompanying notes are an integral part of these financial statements.

130   Semi-Annual Financial Statements

Lazard US Systematic Small Cap Equity Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$142,689	$393,203
1,512,099	3,866,193
(3,166,582)	1,235,789
(1,511,794)	5,495,185

—	(1,742,806)
—	(4,245)
—	(3,730)

—	(1,750,781)

3,323,049	18,988,341
7,800	2,500

—	1,742,806
—	4,245
—	3,730

(12,559,770)	(4,932,096)
(158,776)	(698)
(118,723)	—

(9,506,420)	15,808,828
(11,018,214)	19,553,232
59,583,444	40,030,212
$48,565,230	$59,583,444
Semi-Annual Financial Statements   131

	Lazard US Sustainable Equity Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	854,086	798,449
Shares sold	—	80,003
Shares issued to shareholders from reinvestment of distributions	—	43,507
Shares redeemed	(291,055)	(67,873)
Net increase (decrease)	(291,055)	55,637
Shares outstanding at end of period	563,031	854,086

Open Shares*
Shares outstanding at beginning of period	51,195	41,891
Shares sold	2,077	9,936
Shares issued to shareholders from reinvestment of distributions	—	2,306
Shares redeemed	(707)	(2,938)
Net increase (decrease)	1,370	9,304
Shares outstanding at end of period	52,565	51,195

R6 Shares*
Shares outstanding at beginning of period	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

*	Converted to Institutional Shares on May 30, 2025.

The accompanying notes are an integral part of these financial statements.

132   Semi-Annual Financial Statements

Lazard US Systematic Small Cap Equity Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

5,318,947	3,909,490
315,538	1,717,255

—	156,165
(1,176,784)	(463,963)
(861,246)	1,409,457
4,457,701	5,318,947

14,258	13,713
783	223

—	379
(15,041)	(57)
(14,258)	545
—	14,258

11,296	10,962

—	334
(11,296)	—
(11,296)	334
—	11,296

Semi-Annual Financial Statements   133

The Lazard Funds, Inc. Financial Highlights (N-CSR Item 7) (unaudited)

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$13.41	$12.66	$11.82	$15.40	$17.31	$14.55
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.13	0.27	0.13	0.05	0.04
Net realized and unrealized gain (loss)	1.57	0.73	0.85	(3.61)	(1.81)	2.76
Total from investment operations	1.66	0.86	1.12	(3.48)	(1.76)	2.80
Less distributions from:
Net investment income	—	(0.11)	(0.28)	(0.09)	(0.15)	(0.04)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	—	(0.11)	(0.28)	(0.10)	(0.15)	(0.04)
Net asset value, end of period	$15.07	$13.41	$12.66	$11.82	$15.40	$17.31
Total Return (b)	12.38%	6.81%	9.55%	–22.61%	–10.14%	19.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,915	$82,908	$86,699	$91,910	$148,419	$190,689
Ratios to average net assets (c):
Net expenses	1.10%	1.10%	1.13%	1.15%	1.15%	1.17%
Gross expenses	1.25%	1.25%	1.24%	1.23%	1.15%	1.21%
Net investment income (loss)	1.25%	0.99%	2.17%	1.02%	0.28%	0.33%
Portfolio turnover rate	19%	24%	24%	30%	39%	57%

The accompanying notes are an integral part of these financial statements.

134   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21		12/31/20

Open Shares
Net asset value, beginning of period	$13.33	$12.59	$11.75	$15.31	$17.21		$14.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.10	0.23	0.10	—	(d)	0.01
Net realized and unrealized gain (loss)	1.56	0.72	0.86	(3.59)	(1.78)		2.73
Total from investment operations	1.63	0.82	1.09	(3.49)	(1.78)		2.74
Less distributions from:
Net investment income	—	(0.08)	(0.25)	(0.07)	(0.12)		(0.04)
Total distributions	—	(0.08)	(0.25)	(0.07)	(0.12)		(0.04)
Net asset value, end of period	$14.96	$13.33	$12.59	$11.75	$15.31		$17.21
Total Return (b)	12.23%	6.50%	9.34%	–22.81%	–10.37%		18.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,700	$5,551	$5,703	$5,487	$9,193		$9,914
Ratios to average net assets (c):
Net expenses	1.35%	1.35%	1.38%	1.40%	1.40%		1.44%
Gross expenses	1.59%	1.60%	1.59%	1.56%	1.45%		1.53%
Net investment income (loss)	0.98%	0.76%	1.89%	0.76%	—	%(e)	0.04%
Portfolio turnover rate	19%	24%	24%	30%	39%		57%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   135

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$10.39	$9.81	$8.87	$11.56	$13.12	$11.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.13	0.17	0.17	0.08	0.08
Net realized and unrealized gain (loss)	1.42	0.58	0.92	(2.67)	(1.55)	1.33
Total from investment operations	1.53	0.71	1.09	(2.50)	(1.47)	1.41
Less distributions from:
Net investment income	—	(0.13)	(0.15)	(0.19)	(0.09)	(0.08)
Total distributions	—	(0.13)	(0.15)	(0.19)	(0.09)	(0.08)
Net asset value, end of period	$11.92	$10.39	$9.81	$8.87	$11.56	$13.12
Total Return (b)	14.73%	7.26%	12.29%	–21.63%	–11.21%	11.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$128,050	$109,428	$115,633	$92,730	$156,284	$209,503
Ratios to average net assets (c):
Net expenses	1.10%	1.10%	1.15%	1.22%	1.16%	1.20%
Gross expenses	1.21%	1.24%	1.27%	1.23%	1.16%	1.20%
Net investment income (loss)	2.04%	1.27%	1.82%	1.75%	0.64%	0.70%
Portfolio turnover rate	28%	39%	74%	28%	31%	23%

The accompanying notes are an integral part of these financial statements.

136   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$10.36	$9.79	$8.85	$11.53	$13.09	$11.76
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.11	0.15	0.14	0.04	0.04
Net realized and unrealized gain (loss)	1.42	0.57	0.91	(2.65)	(1.55)	1.33
Total from investment operations	1.52	0.68	1.06	(2.51)	(1.51)	1.37
Less distributions from:
Net investment income	—	(0.11)	(0.12)	(0.17)	(0.05)	(0.04)
Total distributions	—	(0.11)	(0.12)	(0.17)	(0.05)	(0.04)
Net asset value, end of period	$11.88	$10.36	$9.79	$8.85	$11.53	$13.09
Total Return (b)	14.67%	6.90%	12.05%	–21.80%	–11.53%	11.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,673	$2,032	$2,281	$1,427	$2,113	$2,544
Ratios to average net assets (c):
Net expenses	1.35%	1.35%	1.41%	1.48%	1.50%	1.50%
Gross expenses	1.60%	1.65%	1.76%	1.69%	1.55%	1.62%
Net investment income (loss)	1.85%	1.02%	1.57%	1.46%	0.34%	0.35%
Portfolio turnover rate	28%	39%	74%	28%	31%	23%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   137

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

R6 Shares
Net asset value, beginning of period	$10.40	$9.82	$8.88	$11.57	$13.13	$11.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.15	0.19	0.18	0.09	0.07
Net realized and unrealized gain (loss)	1.42	0.57	0.90	(2.68)	(1.56)	1.34
Total from investment operations	1.54	0.72	1.09	(2.50)	(1.47)	1.41
Less distributions from:
Net investment income	—	(0.14)	(0.15)	(0.19)	(0.09)	(0.08)
Total distributions	—	(0.14)	(0.15)	(0.19)	(0.09)	(0.08)
Net asset value, end of period	$11.94	$10.40	$9.82	$8.88	$11.57	$13.13
Total Return (b)	14.81%	7.31%	12.32%	–21.58%	–11.19%	11.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,697	$775	$161	$347	$311	$544
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.11%	1.18%	1.16%	1.20%
Gross expenses	1.41%	1.75%	3.09%	2.11%	1.91%	1.87%
Net investment income (loss)	2.25%	1.40%	1.94%	1.87%	0.66%	0.63%
Portfolio turnover rate	28%	39%	74%	28%	31%	23%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

138   Semi-Annual Financial Statements

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$11.93	$10.87	$9.83	$12.88	$13.79	$11.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.21	0.24	0.29	0.27	0.10
Net realized and unrealized gain (loss)	1.77	1.03	1.01	(3.01)	(0.15)	1.97
Total from investment operations	1.93	1.24	1.25	(2.72)	0.12	2.07
Less distributions from:
Net investment income	—	(0.18)	(0.21)	(0.29)	(0.22)	(0.10)
Net realized gains	—	—	—	(0.04)	(0.81)	(0.02)
Total distributions	—	(0.18)	(0.21)	(0.33)	(1.03)	(0.12)
Net asset value, end of period	$13.86	$11.93	$10.87	$9.83	$12.88	$13.79
Total Return (b)	16.18%	11.41%	12.76%	–21.09%	0.96%	17.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$278,407	$193,779	$131,856	$80,506	$68,538	$27,898
Ratios to average net assets (c):
Net expenses	0.89%	0.91%	0.90%	0.91%	0.93%	1.10%
Gross expenses	0.89%	0.95%	0.98%	1.11%	1.21%	1.97%
Net investment income (loss)	2.53%	1.79%	2.33%	2.73%	1.90%	0.87%
Portfolio turnover rate	39%	68%	61%	122%	88%	91%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   139

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$11.93	$10.87	$9.84	$12.88	$13.79	$11.85
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.20	0.26	0.25	0.12	0.09
Net realized and unrealized gain (loss)	1.79	1.01	0.95	(2.98)	(0.04)	1.93
Total from investment operations	1.90	1.21	1.21	(2.73)	0.08	2.02
Less distributions from:
Net investment income	—	(0.15)	(0.18)	(0.27)	(0.18)	(0.06)
Net realized gains	—	—	—	(0.04)	(0.81)	(0.02)
Total distributions	—	(0.15)	(0.18)	(0.31)	(0.99)	(0.08)
Net asset value, end of period	$13.83	$11.93	$10.87	$9.84	$12.88	$13.79
Total Return (b)	15.93%	11.13%	12.36%	–21.21%	0.63%	17.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$270	$270	$258	$93	$979	$876
Ratios to average net assets (c):
Net expenses	1.15%	1.16%	1.15%	1.16%	1.25%	1.35%
Gross expenses	2.15%	2.36%	2.93%	3.20%	1.75%	2.68%
Net investment income (loss)	1.82%	1.73%	2.60%	2.11%	0.80%	0.76%
Portfolio turnover rate	39%	68%	61%	122%	88%	91%

The accompanying notes are an integral part of these financial statements.

140   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/25†	Year Ended 12/31/24	For the Period 2/22/23* to 12/31/23

R6 Shares
Net asset value, beginning of period	$11.94	$10.87	$10.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.17	0.20
Net realized and unrealized gain (loss)	1.73	1.09	0.61
Total from investment operations	1.93	1.26	0.81
Less distributions from:
Net investment income	—	(0.19)	(0.21)
Total distributions	—	(0.19)	(0.21)
Net asset value, end of period	$13.87	$11.94	$10.87
Total Return (b)	16.16%	11.55%	7.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,582	$2,336	$152
Ratios to average net assets (c):
Net expenses	0.85%	0.86%	0.85%
Gross expenses	0.91%	1.48%	6.22%
Net investment income (loss)	3.24%	1.44%	2.25%
Portfolio turnover rate	39%	68%	61%

†	Unaudited
*	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   141

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$17.92	$17.17	$14.57	$18.12	$18.03	$18.48
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.42	0.67	0.67	0.80	0.56	0.37
Net realized and unrealized gain (loss)	3.23	0.64	2.58	(3.49)	0.42	(0.44)
Total from investment operations	3.65	1.31	3.25	(2.69)	0.98	(0.07)
Less distributions from:
Net investment income	—	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Total distributions	—	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Net asset value, end of period	$21.57	$17.92	$17.17	$14.57	$18.12	$18.03
Total Return (b)	20.37%	7.59%	22.39%	–14.86%	5.44%	–0.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,749,807	$2,941,483	$2,393,341	$2,281,187	$3,271,175	$3,923,878
Ratios to average net assets (c):
Net expenses	1.07%	1.07%	1.08%	1.06%	1.07%	1.09%
Gross expenses	1.07%	1.07%	1.08%	1.06%	1.07%	1.09%
Net investment income (loss)	4.35%	3.66%	4.12%	4.92%	2.93%	2.36%
Portfolio turnover rate	17%	20%	26%	23%	34%	39%

The accompanying notes are an integral part of these financial statements.

142   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$18.56	$17.76	$15.06	$18.70	$18.58	$19.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.40	0.66	0.64	0.78	0.53	0.34
Net realized and unrealized gain (loss)	3.35	0.65	2.66	(3.60)	0.43	(0.45)
Total from investment operations	3.75	1.31	3.30	(2.82)	0.96	(0.11)
Less distributions from:
Net investment income	—	(0.51)	(0.60)	(0.82)	(0.84)	(0.34)
Total distributions	—	(0.51)	(0.60)	(0.82)	(0.84)	(0.34)
Net asset value, end of period	$22.31	$18.56	$17.76	$15.06	$18.70	$18.58
Total Return (b)	20.36%	7.35%	22.03%	–15.09%	5.19%	–0.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$310,780	$266,112	$275,834	$251,237	$371,863	$421,990
Ratios to average net assets (c):
Net expenses	1.33%	1.32%	1.34%	1.32%	1.32%	1.34%
Gross expenses	1.33%	1.32%	1.34%	1.32%	1.32%	1.34%
Net investment income (loss)	4.03%	3.47%	3.86%	4.71%	2.68%	2.08%
Portfolio turnover rate	17%	20%	26%	23%	34%	39%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   143

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22		12/31/21	12/31/20

R6 Shares
Net asset value, beginning of period	$17.93	$17.18	$14.58		$18.13	$18.04	$18.47
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.43	0.68	0.60		0.78	0.54	0.40
Net realized and unrealized gain (loss)	3.22	0.63	2.65		(3.47)	0.44	(0.45)
Total from investment operations	3.65	1.31	3.25		(2.69)	0.98	(0.05)
Less distributions from:
Net investment income	—	(0.56)	(0.65)		(0.86)	(0.89)	(0.38)
Total distributions	—	(0.56)	(0.65)		(0.86)	(0.89)	(0.38)
Net asset value, end of period	$21.58	$17.93	$17.18		$14.58	$18.13	$18.04
Total Return (b)	20.20%	7.59%	22.37%	–	14.86%	5.44%	0.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,836	$31,049	$27,276		$8,004	$9,880	$23,631
Ratios to average net assets (c):
Net expenses	1.07%	1.07%	1.08%		1.06%	1.06%	1.08%
Gross expenses	1.08%	1.08%	1.12%		1.10%	1.08%	1.09%
Net investment income (loss)	4.49%	3.72%	3.68%		4.83%	2.83%	2.52%
Portfolio turnover rate	17%	20%	26%		23%	34%	39%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

144   Semi-Annual Financial Statements

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$8.33		$9.89	$9.06	$10.78	$10.17	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	*	0.23	0.18	0.14	0.15	0.10
Net realized and unrealized gain (loss)	1.26		(0.55)	1.51	(0.70)	2.14	0.02
Total from investment operations	1.36		(0.32)	1.69	(0.56)	2.29	0.12
Less distributions from:
Net investment income	—		(0.22)	(0.24)	(0.10)	(0.15)	(0.07)
Net realized gains	—		(1.02)	(0.62)	(1.06)	(1.53)	(0.05)
Total distributions	—		(1.24)	(0.86)	(1.16)	(1.68)	(0.12)
Net asset value, end of period	$9.69		$8.33	$9.89	$9.06	$10.78	$10.17
Total Return (b)	16.33	%*	–3.16%	18.70%	–5.21%	22.76%	1.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,763		$172,952	$118,676	$159,864	$105,429	$91,720
Ratios to average net assets (c):
Net expenses	0.96%		0.94%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.00%		0.94%	0.96%	0.98%	0.98%	1.11%
Net investment income (loss)	2.38	%*	2.35%	1.80%	1.35%	1.29%	1.09%
Portfolio turnover rate	50%		94%	81%	115%	73%	79%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   145

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$8.33		$9.88	$9.05	$10.77	$10.17	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	*	0.19	0.16	0.12	0.12	0.09
Net realized and unrealized gain (loss)	1.19		(0.52)	1.51	(0.70)	2.13	— (d)
Total from investment operations	1.34		(0.33)	1.67	(0.58)	2.25	0.09
Less distributions from:
Net investment income	—		(0.20)	(0.22)	(0.08)	(0.12)	(0.04)
Net realized gains	—		(1.02)	(0.62)	(1.06)	(1.53)	(0.05)
Total distributions	—		(1.22)	(0.84)	(1.14)	(1.65)	(0.09)
Net asset value, end of period	$9.67		$8.33	$9.88	$9.05	$10.77	$10.17
Total Return (b)	16.09	%*	–3.33%	18.42%	–5.45%	22.36%	0.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$141		$146	$177	$190	$93	$129
Ratios to average net assets (c):
Net expenses	1.21%		1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	3.13%		3.21%	2.72%	4.13%	4.45%	3.64%
Net investment income (loss)	3.46	%*	1.96%	1.60%	1.17%	1.05%	1.00%
Portfolio turnover rate	50%		94%	81%	115%	73%	79%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2025. There was a 0.03% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2025. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

146   Semi-Annual Financial Statements

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$18.24	$17.65	$15.37	$18.77	$16.32	$14.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.11 *	0.13 *	0.09	0.09	0.07
Net realized and unrealized gain (loss)	0.59	1.74	2.49	(3.33)	3.11	2.24
Total from investment operations	0.65	1.85	2.62	(3.24)	3.20	2.31
Less distributions from:
Net investment income	—	(0.11)	(0.14)	(0.09)	(0.09)	(0.05)
Net realized gains	—	(1.15)	(0.20)	(0.07)	(0.66)	(0.50)
Total distributions	—	(1.26)	(0.34)	(0.16)	(0.75)	(0.55)
Net asset value, end of period	$18.89	$18.24	$17.65	$15.37	$18.77	$16.32
Total Return (b)	3.56%	10.44%*	17.05%*	–17.28%	19.75%	15.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81,018	$97,667	$96,716	$91,303	$109,943	$92,418
Ratios to average net assets (c):
Net expenses	0.90%	0.86%	0.88%	0.88%	0.84%	0.90%
Gross expenses	0.90%	0.86%	0.88%	0.88%	0.84%	0.95%
Net investment income (loss)	0.61%	0.57%*	0.79%*	0.58%	0.50%	0.46%
Portfolio turnover rate	11%	23%	5%	19%	22%	90%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   147

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$18.24	$17.66	$15.38	$18.78	$16.33	$14.57
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.68	0.05 *	0.09 *	0.05	0.03	0.05
Net realized and unrealized gain (loss)	(0.05)	1.74	2.48	(3.33)	3.11	2.22
Total from investment operations	0.63	1.79	2.57	(3.28)	3.14	2.27
Less distributions from:
Net investment income	—	(0.06)	(0.09)	(0.05)	(0.03)	(0.01)
Net realized gains	—	(1.15)	(0.20)	(0.07)	(0.66)	(0.50)
Total distributions	—	(1.21)	(0.29)	(0.12)	(0.69)	(0.51)
Net asset value, end of period	$18.87	$18.24	$17.66	$15.38	$18.78	$16.33
Total Return (b)	3.45%	10.07%*	16.73%*	–17.50%	19.37%	15.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$666	$683	$1,183	$1,254	$1,543	$1,158
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.86%	1.81%	1.57%	1.49%	1.40%	1.74%
Net investment income (loss)	7.49%	0.26%*	0.52%*	0.30%	0.18%	0.35%
Portfolio turnover rate	11%	23%	5%	19%	22%	90%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023, respectively. There was a 0.02% and 0.03% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

148   Semi-Annual Financial Statements

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$15.63		$15.28	$14.20	$16.50	$14.65	$15.78
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.39	*	0.51	0.44 *	0.41 *	0.61 *	0.27
Net realized and unrealized gain (loss)	1.94		0.51	1.09	(0.60)	2.27	(1.02)
Total from investment operations	2.33		1.02	1.53	(0.19)	2.88	(0.75)
Less distributions from:
Net investment income	—		(0.52)	(0.45)	(0.84)	(0.72)	(0.04)
Net realized gains	—		(0.15)	—	(1.27)	(0.31)	(0.27)
Return of capital	—		—	—	—	—	(0.07)
Total distributions	—		(0.67)	(0.45)	(2.11)	(1.03)	(0.38)
Net asset value, end of period	$17.96		$15.63	$15.28	$14.20	$16.50	$14.65
Total Return (b)	15.90	%*	6.71%	10.89%*	–1.30%*	19.87%*	–4.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,903,341		$8,156,171	$8,390,489	$7,789,195	$7,308,516	$7,289,680
Ratios to average net assets (c):
Net expenses	0.96%		0.96%	0.96%	0.96%	0.96%	0.96%
Gross expenses	0.96%		0.96%	0.96%	0.96%	0.96%	0.96%
Net investment income (loss)	4.68	%*	3.25%	2.98%*	2.54%*	3.86%*	1.87%
Portfolio turnover rate	17%		36%	25%	39%	28%	42%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   149

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$15.64		$15.29	$14.21	$16.51	$14.66	$15.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	*	0.47	0.40 *	0.37 *	0.55 *	0.23
Net realized and unrealized gain (loss)	1.97		0.51	1.09	(0.61)	2.29	(1.01)
Total from investment operations	2.34		0.98	1.49	(0.24)	2.84	(0.78)
Less distributions from:
Net investment income	—		(0.48)	(0.41)	(0.79)	(0.68)	(0.03)
Net realized gains	—		(0.15)	—	(1.27)	(0.31)	(0.25)
Return of capital	—		—	—	—	—	(0.07)
Total distributions	—		(0.63)	(0.41)	(2.06)	(0.99)	(0.35)
Net asset value, end of period	$17.98		$15.64	$15.29	$14.21	$16.51	$14.66
Total Return (b)	15.81	%*	6.43%	10.60%*	–1.55%*	19.56%*	–4.68%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$319,506		$272,934	$284,468	$336,227	$300,372	$307,757
Ratios to average net assets (c):
Net expenses	1.21%		1.21%	1.22%	1.21%	1.21%	1.21%
Gross expenses	1.21%		1.21%	1.22%	1.21%	1.21%	1.21%
Net investment income (loss)	4.41	%*	2.99%	2.73%*	2.31%*	3.50%*	1.57%
Portfolio turnover rate	17%		36%	25%	39%	28%	42%

†	Unaudited
*	Includes $0.00, $0.00, $0.00 and $0.04 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2025 and years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.00%, 0.00%, 0.00% and 0.29% impact on the total return of the Portfolio for the period ended June 30, 2025 and years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.01%, 0.01%, 0.03% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2025 and years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

150   Semi-Annual Financial Statements

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$15.72	$16.16	$14.41	$17.98	$20.02	$18.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	0.33 *	0.33 *	0.29 *	0.67 *	0.21
Net realized and unrealized gain (loss)	3.38	0.63	2.03	(2.96)	0.49	1.41
Total from investment operations	3.62	0.96	2.36	(2.67)	1.16	1.62
Less distributions from:
Net investment income	—	(0.56)	(0.44)	(0.26)	(1.07)	(0.21)
Net realized gains	—	(0.84)	(0.17)	(0.64)	(2.13)	—
Total distributions	—	(1.40)	(0.61)	(0.90)	(3.20)	(0.21)
Net asset value, end of period	$19.34	$15.72	$16.16	$14.41	$17.98	$20.02
Total Return (b)	23.03%	5.90%*	16.43%*	–14.83%*	6.00%*	8.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$983,292	$790,903	$1,014,462	$869,014	$1,567,011	$2,812,450
Ratios to average net assets (c):
Net expenses	0.83%	0.85%	0.84%	0.83%	0.82%	0.82%
Gross expenses	0.83%	0.85%	0.84%	0.83%	0.82%	0.82%
Net investment income (loss)	2.81%	1.93%*	2.08%*	1.89%*	3.21%*	1.21%
Portfolio turnover rate	26%	41%	48%	31%	34%	38%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   151

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$15.99	$16.41	$14.63	$18.24	$20.26	$18.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.29 *	0.29 *	0.27 *	0.63 *	0.17
Net realized and unrealized gain (loss)	3.43	0.65	2.06	(3.01)	0.50	1.41
Total from investment operations	3.65	0.94	2.35	(2.74)	1.13	1.58
Less distributions from:
Net investment income	—	(0.52)	(0.40)	(0.23)	(1.02)	(0.16)
Net realized gains	—	(0.84)	(0.17)	(0.64)	(2.13)	—
Total distributions	—	(1.36)	(0.57)	(0.87)	(3.15)	(0.16)
Net asset value, end of period	$19.64	$15.99	$16.41	$14.63	$18.24	$20.26
Total Return (b)	22.83%	5.67%*	16.11%*	–15.05%*	5.76%*	8.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,533	$57,855	$56,809	$54,781	$93,296	$120,781
Ratios to average net assets (c):
Net expenses	1.09%	1.10%	1.10%	1.09%	1.07%	1.08%
Gross expenses	1.09%	1.10%	1.11%	1.09%	1.07%	1.08%
Net investment income (loss)	2.55%	1.67%*	1.80%*	1.70%*	2.98%*	0.97%
Portfolio turnover rate	26%	41%	48%	31%	34%	38%

The accompanying notes are an integral part of these financial statements.

152   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

R6 Shares
Net asset value, beginning of period	$15.69	$16.13	$14.38	$17.95	$19.99	$18.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.25	0.34 *	0.34 *	0.31 *	0.67 *	0.21
Net realized and unrealized gain (loss)	3.36	0.63	2.03	(2.97)	0.50	1.41
Total from investment operations	3.61	0.97	2.37	(2.66)	1.17	1.62
Less distributions from:
Net investment income	—	(0.57)	(0.45)	(0.27)	(1.08)	(0.21)
Net realized gains	—	(0.84)	(0.17)	(0.64)	(2.13)	—
Total distributions	—	(1.41)	(0.62)	(0.91)	(3.21)	(0.21)
Net asset value, end of period	$19.30	$15.69	$16.13	$14.38	$17.95	$19.99
Total Return (b)	23.01%	5.96%*	16.50%*	–14.82%*	6.03%*	8.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$84,239	$69,665	$73,535	$63,434	$116,187	$129,419
Ratios to average net assets (c):
Net expenses	0.80%	0.81%	0.81%	0.80%	0.80%	0.81%
Gross expenses	0.84%	0.85%	0.85%	0.83%	0.82%	0.83%
Net investment income (loss)	2.85%	1.96%*	2.15%*	2.02%*	3.20%*	1.21%
Portfolio turnover rate	26%	41%	48%	31%	34%	38%

†	Unaudited
*	Includes $0.03, $0.02, $0.02 and $0.07 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.20%, 0.14%, 0.12% and 0.42% impact to the Institutional and R6 Share Class%and a 0.20%, 0.15%, 0.12% and 0.40% impact to the Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.19%, 0.12%, 0.15% and 0.31% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   153

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

154   Semi-Annual Financial Statements

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$10.54		$10.50	$9.52	$11.51	$11.53	$10.75
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	*	0.18 *	0.17 *	0.16 *	0.31	0.11
Net realized and unrealized gain (loss)	1.55		0.04	0.97	(1.94)	0.06	0.78
Total from investment operations	1.71		0.22	1.14	(1.78)	0.37	0.89
Less distributions from:
Net investment income	—		(0.18)	(0.16)	(0.17)	(0.32)	(0.11)
Net realized gains	—		—	—	(0.04)	(0.07)	—
Total distributions	—		(0.18)	(0.16)	(0.21)	(0.39)	(0.11)
Net asset value, end of period	$12.25		$10.54	$10.50	$9.52	$11.51	$11.53
Total Return (b)	16.22	%*	2.12%*	11.94%*	–15.46%*	3.24%	8.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,553		$47,111	$50,570	$51,643	$78,782	$92,121
Ratios to average net assets (c):
Net expenses	0.90%		0.93%	0.90%	0.90%	0.87%	0.90%
Gross expenses	1.05%		1.03%	1.01%	0.96%	0.87%	0.95%
Net investment income (loss)	2.94	%*	1.60%*	1.64%*	1.56%*	2.60%	1.10%
Portfolio turnover rate	21%		40%	32%	41%	35%	34%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   155

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$10.60		$10.56	$9.57	$11.57	$11.58	$10.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	*	0.15 *	0.14 *	0.13 *	0.24	0.08
Net realized and unrealized gain (loss)	1.56		0.05	0.98	(1.94)	0.11	0.78
Total from investment operations	1.71		0.20	1.12	(1.81)	0.35	0.86
Less distributions from:
Net investment income	—		(0.16)	(0.13)	(0.15)	(0.29)	(0.08)
Net realized gains	—		—	—	(0.04)	(0.07)	—
Total distributions	—		(0.16)	(0.13)	(0.19)	(0.36)	(0.08)
Net asset value, end of period	$12.31		$10.60	$10.56	$9.57	$11.57	$11.58
Total Return (b)	16.13	%*	1.85%*	11.71%*	–15.68%*	3.03%	8.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,763		$2,580	$2,874	$2,910	$4,166	$2,868
Ratios to average net assets (c):
Net expenses	1.15%		1.18%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.47%		1.45%	1.44%	1.35%	1.26%	1.38%
Net investment income (loss)	2.63	%*	1.35%*	1.39%*	1.30%*	2.03%	0.80%
Portfolio turnover rate	21%		40%	32%	41%	35%	34%

†	Unaudited
*	Includes $0.03, $0.02, $0.00 and $0.00 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively. There was a 0.28%, 0.20%, 0.00% and 0.00% impact to the Institutional Class and 0.28%, 0.19%, 0.00%, and 0.00% impact to Open Class on the total return of the Portfolio for the period ended June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively. There was a 0.49%, 0.17%, 0.04% and 0.02% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

156   Semi-Annual Financial Statements

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   157

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$15.96		$15.55	$13.28	$16.80	$15.59	$12.69
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	*	0.12 *	0.13 *	0.10	0.07	0.03
Net realized and unrealized gain (loss)	1.72		0.76	2.24	(3.47)	1.48	3.01
Total from investment operations	1.82		0.88	2.37	(3.37)	1.55	3.04
Less distributions from:
Net investment income	—		(0.11)	(0.10)	(0.09)	(0.03)	(0.01)
Net realized gains	—		(0.36)	—	(0.06)	(0.31)	(0.13)
Total distributions	—		(0.47)	(0.10)	(0.15)	(0.34)	(0.14)
Net asset value, end of period	$17.78		$15.96	$15.55	$13.28	$16.80	$15.59
Total Return (b)	11.40	%*	5.61%*	17.83%*	–20.10%	9.99%	23.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$358,542		$294,242	$255,657	$110,723	$62,468	$10,473
Ratios to average net assets (c):
Net expenses	0.84%		0.85%	0.86%	0.85%	0.85%	0.85%
Gross expenses	0.84%		0.86%	0.90%	1.05%	1.24%	3.58%
Net investment income (loss)	1.21	%*	0.72%*	0.87%*	0.70%	0.44%	0.24%
Portfolio turnover rate	9%		25%	10%	43%	7%	12%

The accompanying notes are an integral part of these financial statements.

158   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$15.87		$15.46	$13.20	$16.70	$15.51	$12.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	*	0.08 *	0.10 *	0.06	0.03	(0.02)
Net realized and unrealized gain (loss)	1.70		0.76	2.22	(3.45)	1.47	3.01
Total from investment operations	1.78		0.84	2.32	(3.39)	1.50	2.99
Less distributions from:
Net investment income	—		(0.07)	(0.06)	(0.05)	—	—
Net realized gains	—		(0.36)	—	(0.06)	(0.31)	(0.13)
Total distributions	—		(0.43)	(0.06)	(0.11)	(0.31)	(0.13)
Net asset value, end of period	$17.65		$15.87	$15.46	$13.20	$16.70	$15.51
Total Return (b)	11.22	%*	5.38%*	17.57%*	–20.31%	9.69%	23.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,659		$2,048	$1,754	$372	$333	$291
Ratios to average net assets (c):
Net expenses	1.10%		1.10%	1.11%	1.10%	1.10%	1.10%
Gross expenses	1.17%		1.37%	1.43%	2.81%	2.76%	9.57%
Net investment income (loss)	0.96	%*	0.47%*	0.70%*	0.42%	0.18%	–0.15%
Portfolio turnover rate	9%		25%	10%	43%	7%	12%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   159

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended	For the Period 2/22/23 to
throughout each period	6/30/25†		12/31/24	12/31/23#

R6 Shares
Net asset value, beginning of period	$15.96		$15.55	$13.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	*	0.10 *	0.07 *
Net realized and unrealized gain (loss)	1.70		0.78	1.59
Total from investment operations	1.83		0.88	1.66
Less distributions from:
Net investment income	—		(0.11)	(0.10)
Net realized gains	—		(0.36)	—
Total distributions	—		(0.47)	(0.10)
Net asset value, end of period	$17.79		$15.96	$15.55
Total Return (b)	11.47	%*	5.66%*	11.90%*

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,984		$9,955	$517
Ratios to average net assets (c):
Net expenses		0.80%	0.80%	0.81%
Gross expenses		0.84%	1.03%	16.17%
Net investment income (loss)	1.55	%*	0.59%*	0.54%*
Portfolio turnover rate		9%	25%	10%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2025 and years ended December 31, 2024 and December 31, 2023. There was 0.02%, 0.01% and 0.00% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2025 and years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
#	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.

The accompanying notes are an integral part of these financial statements.

160   Semi-Annual Financial Statements

(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   161

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$7.94		$8.40	$7.69	$10.99	$13.50	$12.19
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	*	0.14 *	0.16 *	0.14	0.20 *	0.06
Net realized and unrealized gain (loss)	1.99		(0.45)	0.72	(3.02)	1.33	1.53
Total from investment operations	2.08		(0.31)	0.88	(2.88)	1.53	1.59
Less distributions from:
Net investment income	—		(0.15)	(0.17)	(0.05)	(0.56)	(0.28)
Net realized gains	—		—	—	(0.37)	(3.48)	—
Total distributions	—		(0.15)	(0.17)	(0.42)	(4.04)	(0.28)
Net asset value, end of period	$10.02		$7.94	$8.40	$7.69	$10.99	$13.50
Total Return (b)	26.20	%*	–3.69%*	11.55%*	–26.32%	11.83%*	13.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,897		$2,752	$4,811	$6,940	$14,542	$29,374
Ratios to average net assets (c):
Net expenses	1.03%		1.03%	1.09%	1.14%	1.12%	1.15%
Gross expenses	2.50%		2.33%	2.14%	1.72%	1.24%	1.29%
Net investment income (loss)	2.11	%*	1.65%*	1.96%*	1.65%	1.34%*	0.57%
Portfolio turnover rate	32%		94%	45%	44%	47%	50%

The accompanying notes are an integral part of these financial statements.

162   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/25†		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$7.97		$8.43	$7.72	$11.03	$13.50	$12.19
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	*	0.11 *	0.14 *	0.14	0.15 *	0.04
Net realized and unrealized gain (loss)	1.99		(0.44)	0.72	(3.05)	1.35	1.52
Total from investment operations	2.07		(0.33)	0.86	(2.91)	1.50	1.56
Less distributions from:
Net investment income	—		(0.13)	(0.15)	(0.03)	(0.49)	(0.25)
Net realized gains	—		—	—	(0.37)	(3.48)	—
Total distributions	—		(0.13)	(0.15)	(0.40)	(3.97)	(0.25)
Net asset value, end of period	$10.04		$7.97	$8.43	$7.72	$11.03	$13.50
Total Return (b)	25.97	%*	–3.91%*	11.24%*	–26.49%	11.61%*	13.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,403		$6,196	$7,241	$7,692	$11,969	$12,581
Ratios to average net assets (c):
Net expenses	1.28%		1.28%	1.33%	1.39%	1.37%	1.40%
Gross expenses	2.63%		2.50%	2.35%	1.97%	1.51%	1.56%
Net investment income (loss)	1.82	%*	1.30%*	1.78%*	1.58%	1.05%*	0.33%
Portfolio turnover rate	32%		94%	45%	44%	47%	50%

†	Unaudited
*	Includes $0.00, $0.01, $0.03 and $0.03 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. There was a 0.00% impact to both the Institutional and Open Class, 0.12% impact to both the Institutional and Open class, 0.39% impact to the Institutional and 0.40% impact to the Open class and 0.31% impact to both the Institutional and Open class on the total return of the Portfolio for the period ended June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. There was a 0.03%, 0.08%, 0.34% and 0.17% impact on the net investment income (loss) ratio of the Portfolio for the period ended

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   163

June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

164   Semi-Annual Financial Statements

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$13.46	$15.48	$13.42	$16.37	$16.83	$15.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.21 *	0.21 *	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	2.48	(0.42)	2.08	(2.98)	0.42	1.45
Total from investment operations	2.63	(0.21)	2.29	(2.76)	0.98	1.62
Less distributions from:
Net investment income	—	(0.29)	(0.23)	(0.19)	(0.62)	(0.17)
Net realized gains	—	(1.52)	—	—	(0.51)	—
Return of capital	—	—	—	—	(0.31)	—
Total distributions	—	(1.81)	(0.23)	(0.19)	(1.44)	(0.17)
Net asset value, end of period	$16.09	$13.46	$15.48	$13.42	$16.37	$16.83
Total Return (b)	19.54%	–1.36%*	17.06%*	–16.88%*	5.99%*	10.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,638,423	$2,305,654	$3,950,193	$4,180,622	$5,713,405	$5,270,611
Ratios to average net assets (c):
Net expenses	0.85%	0.82%	0.82%	0.81%	0.80%	0.81%
Gross expenses	0.85%	0.82%	0.82%	0.81%	0.80%	0.81%
Net investment income (loss)	2.05%	1.29%*	1.45%*	1.56%*	3.15%*	1.18%
Portfolio turnover rate	24%	62%	43%	33%	31%	37%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   165

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$13.61	$15.63	$13.56	$16.53	$16.99	$15.52
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.16 *	0.17 *	0.18 *	0.52 *	0.14
Net realized and unrealized gain (loss)	2.51	(0.41)	2.09	(3.00)	0.42	1.46
Total from investment operations	2.65	(0.25)	2.26	(2.82)	0.94	1.60
Less distributions from:
Net investment income	—	(0.25)	(0.19)	(0.15)	(0.60)	(0.13)
Net realized gains	—	(1.52)	—	—	(0.51)	—
Return of capital	—	—	—	—	(0.29)	—
Total distributions	—	(1.77)	(0.19)	(0.15)	(1.40)	(0.13)
Net asset value, end of period	$16.26	$13.61	$15.63	$13.56	$16.53	$16.99
Total Return (b)	19.47%	–1.61%*	16.66%*	–17.04%*	5.67%*	10.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214,220	$198,450	$310,809	$308,243	$460,862	$535,285
Ratios to average net assets (c):
Net expenses	1.11%	1.08%	1.08%	1.07%	1.06%	1.06%
Gross expenses	1.11%	1.08%	1.08%	1.07%	1.06%	1.06%
Net investment income (loss)	1.96%	0.97%*	1.19%*	1.27%*	2.88%*	0.94%
Portfolio turnover rate	24%	62%	43%	33%	31%	37%

The accompanying notes are an integral part of these financial statements.

166   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

R6 Shares
Net asset value, beginning of period	$13.48	$15.49	$13.43	$16.38	$16.85	$15.39
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.20 *	0.21 *	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	2.48	(0.40)	2.08	(2.98)	0.41	1.46
Total from investment operations	2.64	(0.20)	2.29	(2.76)	0.97	1.63
Less distributions from:
Net investment income	—	(0.29)	(0.23)	(0.19)	(0.62)	(0.17)
Net realized gains	—	(1.52)	—	—	(0.51)	—
Return of capital	—	—	—	—	(0.31)	—
Total distributions	—	(1.81)	(0.23)	(0.19)	(1.44)	(0.17)
Net asset value, end of period	$16.12	$13.48	$15.49	$13.43	$16.38	$16.85
Total Return (b)	19.58%	–1.30%*	17.04%*	–16.87%*	5.93%*	10.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,942	$52,085	$76,966	$96,524	$124,625	$118,678
Ratios to average net assets (c):
Net expenses	0.85%	0.82%	0.82%	0.81%	0.80%	0.81%
Gross expenses	0.86%	0.83%	0.83%	0.82%	0.81%	0.82%
Net investment income (loss)	2.18%	1.27%*	1.47%*	1.54%*	3.16%*	1.16%
Portfolio turnover rate	24%	62%	43%	33%	31%	37%

†	Unaudited
*	Includes $0.01, $0.01, $0.01 and $0.06 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.08%, 0.08%, 0.06% and 0.39% impact to the Institutional Class and a 0.07%, 0.08%, 0.06% and 0.39% impact to the R6 Share Class and a 0.07%, 0.08%, 0.06% and 0.38% impact to the Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.09%, 0.06%, 0.10% and 0.33% impact on the net investment income (loss) ratio of the

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   167

Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

168   Semi-Annual Financial Statements

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†*	12/31/24*	12/31/23*	12/31/22*	12/31/21*	12/31/20*

Institutional Shares
Net asset value, beginning of period	$11.73	$25.62	$44.64	$59.10	$54.15	$50.52
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	0.09	0.27	0.30	0.24	0.36
Net realized and unrealized gain (loss)	(0.41)	2.97	6.48	(11.94)	13.65	4.17
Total from investment operations	(0.41)	3.06	6.75	(11.64)	13.89	4.53
Less distributions from:
Net investment income	—	(0.15)	(0.57)	(0.30)	(0.24)	(0.33)
Net realized gains	—	(16.80)	(25.20)	(2.52)	(8.70)	(0.57)
Total distributions	—	(16.95)	(25.77)	(2.82)	(8.94)	(0.90)
Net asset value, end of period	$11.32	$11.73	$25.62	$44.64	$59.10	$54.15
Total Return (c)	–4.46%	10.68%	16.30%	–19.89%	26.02%	8.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,494	$48,684	$181,667	$1,193,492	$1,943,232	$1,936,367
Ratios to average net assets (d):
Net expenses	0.86%	0.91%	0.81%	0.78%	0.76%	0.76%
Gross expenses	1.17%	0.91%	0.81%	0.78%	0.76%	0.76%
Net investment income (loss)	–0.06%	0.36%	0.55%	0.58%	0.38%	0.72%
Portfolio turnover rate	50%	146%	81%	69%	32%	43%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   169

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†*	12/31/24*	12/31/23*	12/31/22*	12/31/21*	12/31/20*

Open Shares
Net asset value, beginning of period	$12.27	$26.13	$45.09	$59.64	$54.57	$50.94
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.03	0.24	0.15	0.09	0.24
Net realized and unrealized gain (loss)	(0.42)	2.97	6.42	(12.03)	13.74	4.14
Total from investment operations	(0.44)	3.00	6.66	(11.88)	13.83	4.38
Less distributions from:
Net investment income	—	(0.06)	(0.42)	(0.15)	(0.06)	(0.18)
Net realized gains	—	(16.80)	(25.20)	(2.52)	(8.70)	(0.57)
Total distributions	—	(16.86)	(25.62)	(2.67)	(8.76)	(0.75)
Net asset value, end of period	$11.83	$12.27	$26.13	$45.09	$59.64	$54.57
Total Return (c)	–4.55%	10.38%	16.02%	–20.07%	25.72%	8.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,713	$12,945	$21,231	$24,268	$35,649	$34,358
Ratios to average net assets (d):
Net expenses	1.11%	1.14%	1.08%	1.04%	1.02%	1.02%
Gross expenses	1.42%	1.14%	1.08%	1.04%	1.02%	1.02%
Net investment income (loss)	–0.34%	0.14%	0.51%	0.31%	0.13%	0.47%
Portfolio turnover rate	50%	146%	81%	69%	32%	43%

The accompanying notes are an integral part of these financial statements.

170   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†*	12/31/24*	12/31/23*	12/31/22*	12/31/21*	12/31/20*

R6 Shares
Net asset value, beginning of period	$12.54	$25.95	$44.79	$59.28	$54.27	$50.67
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	0.18	0.12	0.30	0.24	0.36
Net realized and unrealized gain (loss)	(0.45)	3.36	6.81	(11.97)	13.68	4.14
Total from investment operations	(0.45)	3.54	6.93	(11.67)	13.92	4.50
Less distributions from:
Net investment income	—	(0.15)	(0.57)	(0.30)	(0.21)	(0.33)
Net realized gains	—	(16.80)	(25.20)	(2.52)	(8.70)	(0.57)
Total distributions	—	(16.95)	(25.77)	(2.82)	(8.91)	(0.90)
Net asset value, end of period	$12.09	$12.54	$25.95	$44.79	$59.28	$54.27
Total Return (c)	–4.55%	12.47%	16.73%	–19.89%	26.06%	8.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$0 (e)	$0 (e)	$24	$2,186	$2,720	$2,177
Ratios to average net assets (d):
Net expenses	0.80%	0.90%	0.79%	0.78%	0.76%	0.76%
Gross expenses	5.54%	0.97%	1.02%	0.94%	0.87%	0.92%
Net investment income (loss)	–0.03%	0.65%	0.25%	0.59%	0.40%	0.73%
Portfolio turnover rate	50%	146%	81%	69%	32%	43%

†	Unaudited
*	On May 16, 2025, the Portfolio effected a 1:3 reverse share split. All per share data prior to May 16, 2025 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.
(e)	Amount is less than $1,000.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   171

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$16.48	$15.39	$12.99	$16.07	$13.37	$12.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.13	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	0.62	2.05	2.43	(2.82)	3.54	1.94
Total from investment operations	0.67	2.18	2.56	(2.72)	3.62	2.05
Less distributions from:
Net investment income	—	(0.13)	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	—	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	—	(1.09)	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$17.15	$16.48	$15.39	$12.99	$16.07	$13.37
Total Return (b)	4.07%	14.13%	19.77%	–16.94%	27.36%	17.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,532	$47,287	$43,673	$38,037	$42,755	$31,075
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.81%	0.77%	0.80%	0.81%	0.76%	1.26%
Net investment income (loss)	0.58%	0.76%	0.93%	0.72%	0.54%	0.91%
Portfolio turnover rate	22%	22%	38%	29%	27%	54%

The accompanying notes are an integral part of these financial statements.

172   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$16.58	$15.48	$13.06	$16.16	$13.45	$12.09
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.09	0.10	0.07	0.04	0.08
Net realized and unrealized gain (loss)	0.63	2.06	2.44	(2.84)	3.55	1.96
Total from investment operations	0.65	2.15	2.54	(2.77)	3.59	2.04
Less distributions from:
Net investment income	—	(0.09)	(0.09)	(0.07)	(0.01)	(0.07)
Net realized gains	—	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	—	(1.05)	(0.12)	(0.33)	(0.88)	(0.68)
Net asset value, end of period	$17.23	$16.58	$15.48	$13.06	$16.16	$13.45
Total Return (b)	3.92%	13.83%	19.53%	–17.18%	26.96%	17.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$894	$1,202	$1,170	$1,160	$1,569	$1,285
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.37%	1.31%	1.38%	1.31%	1.22%	1.79%
Net investment income (loss)	0.30%	0.51%	0.68%	0.46%	0.29%	0.67%
Portfolio turnover rate	22%	22%	38%	29%	27%	54%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   173

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

R6 Shares
Net asset value, beginning of period	$16.49	$15.39	$12.99	$16.08	$13.38	$12.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.13	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	0.62	2.06	2.43	(2.83)	3.54	1.94
Total from investment operations	0.67	2.19	2.56	(2.73)	3.62	2.05
Less distributions from:
Net investment income	—	(0.13)	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	—	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	—	(1.09)	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$17.16	$16.49	$15.39	$12.99	$16.08	$13.38
Total Return (b)	4.06%	14.19%	19.77%	–17.00%	27.34%	17.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,785	$45,040	$47,011	$34,244	$36,066	$20,747
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.81%	0.77%	0.80%	0.81%	0.76%	1.27%
Net investment income (loss)	0.57%	0.77%	0.93%	0.72%	0.52%	0.91%
Portfolio turnover rate	22%	22%	38%	29%	27%	54%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

174   Semi-Annual Financial Statements

LAZARD US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$11.96	$12.42	$12.21	$14.97	$14.42	$13.64
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	(0.02)	0.01	— (b)	0.01	0.04
Net realized and unrealized gain (loss)	(0.82)	1.39	1.19	(2.24)	2.81	0.82
Total from investment operations	(0.82)	1.37	1.20	(2.24)	2.82	0.86
Less distributions from:
Net investment income	—	—	—	—	(0.03)	(0.02)
Net realized gains	—	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	—	(1.83)	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$11.14	$11.96	$12.42	$12.21	$14.97	$14.42
Total Return (c)	–6.86%	11.21%	10.07%	–15.23%	19.91%	6.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,928	$30,584	$32,004	$34,882	$94,517	$91,984
Ratios to average net assets (d):
Net expenses	0.95%	0.98%	1.03%	1.03%	0.94%	0.98%
Gross expenses	1.27%	1.25%	1.25%	1.05%	0.94%	0.98%
Net investment income (loss)	0.05%	–0.18%	0.05%	–0.03%	0.05%	0.31%
Portfolio turnover rate	50%	99%	53%	35%	66%	80%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   175

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$10.39	$11.04	$10.98	$13.56	$13.25	$12.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	(0.05)	(0.02)	(0.03)	(0.04)	—	(b)
Net realized and unrealized gain (loss)	(0.71)	1.23	1.07	(2.03)	2.59	0.75
Total from investment operations	(0.72)	1.18	1.05	(2.06)	2.55	0.75
Less distributions from:
Net investment income	—	—	—	—	— (b)	(0.02)
Net realized gains	—	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	—	(1.83)	(0.99)	(0.52)	(2.24)	(0.08)
Net asset value, end of period	$9.67	$10.39	$11.04	$10.98	$13.56	$13.25
Total Return (c)	–6.93%	10.87%	9.83%	–15.49%	19.59%	6.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,945	$7,173	$7,371	$7,750	$10,798	$10,965
Ratios to average net assets (d):
Net expenses	1.20%	1.23%	1.28%	1.31%	1.22%	1.28%
Gross expenses	1.59%	1.57%	1.57%	1.36%	1.22%	1.28%
Net investment income (loss)	–0.20%	–0.43%	–0.20%	–0.27%	–0.24%	—	%(e)
Portfolio turnover rate	50%	99%	53%	35%	66%	80%

The accompanying notes are an integral part of these financial statements.

176   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 1/8/20* to
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

R6 Shares
Net asset value, beginning of period	$12.01	$12.45	$12.25	$14.98	$14.42	$13.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	(0.02)	0.02	(0.04)	0.01	0.04
Net realized and unrealized gain (loss)	(0.83)	1.41	1.17	(2.17)	2.82	0.84
Total from investment operations	(0.82)	1.39	1.19	(2.21)	2.83	0.88
Less distributions from:
Net investment income	—	—	—	—	(0.03)	(0.02)
Net realized gains	—	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	—	(1.83)	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$11.19	$12.01	$12.45	$12.25	$14.98	$14.42
Total Return (c)	–6.83%	11.34%	9.95%	–15.01%	19.95%	6.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$497	$212	$39	$24	$718	$684
Ratios to average net assets (d):
Net expenses	0.90%	0.92%	0.97%	1.03%	0.93%	0.96%
Gross expenses	1.24%	1.18%	1.23%	1.51%	2.53%	1.65%
Net investment income (loss)	0.13%	–0.14%	0.13%	–0.31%	0.05%	0.34%
Portfolio turnover rate	50%	99%	53%	35%	66%	80%

†	Unaudited
*	The inception date for the R6 Shares was January 8, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   177

LAZARD US SUSTAINABLE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 6/30/20* to
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$14.47	$14.08	$12.36	$15.41	$12.20	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.09	0.10	0.08	0.06	0.04
Net realized and unrealized gain (loss)	0.50	1.06	1.86	(2.86)	3.47	2.23
Total from investment operations	0.54	1.15	1.96	(2.78)	3.53	2.27
Less distributions from:
Net investment income	—	(0.08)	(0.14)	(0.08)	(0.08)	(0.04)
Net realized gains	—	(0.68)	(0.10)	(0.19)	(0.24)	(0.03)
Total distributions	—	(0.76)	(0.24)	(0.27)	(0.32)	(0.07)
Net asset value, end of period	$15.01	$14.47	$14.08	$12.36	$15.41	$12.20
Total Return (b)	3.73%	8.23%	15.88%	–18.07%	29.01%	22.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,451	$12,361	$11,239	$12,222	$14,687	$11,490
Ratios to average net assets (c):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	2.22%	1.70%	1.66%	1.84%	2.08%	2.49%
Net investment income (loss)	0.51%	0.60%	0.79%	0.64%	0.43%	0.65%
Portfolio turnover rate	6%	28%	34%	23%	8%	5%

The accompanying notes are an integral part of these financial statements.

178   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 6/30/20* to
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$14.48	$14.09	$12.37	$15.43	$12.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.05	0.07	0.05	0.02	0.02
Net realized and unrealized gain (loss)	0.50	1.07	1.85	(2.87)	3.48	2.23
Total from investment operations	0.52	1.12	1.92	(2.82)	3.50	2.25
Less distributions from:
Net investment income	—	(0.05)	(0.10)	(0.05)	(0.04)	(0.01)
Net realized gains	—	(0.68)	(0.10)	(0.19)	(0.24)	(0.03)
Total distributions	—	(0.73)	(0.20)	(0.24)	(0.28)	(0.04)
Net asset value, end of period	$15.00	$14.48	$14.09	$12.37	$15.43	$12.21
Total Return (b)	3.59%	7.96%	15.58%	–18.32%	28.75%	22.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$789	$741	$590	$537	$655	$128
Ratios to average net assets (c):
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses	3.10%	2.62%	2.80%	2.88%	3.15%	5.31%
Net investment income (loss)	0.28%	0.35%	0.56%	0.39%	0.17%	0.43%
Portfolio turnover rate	6%	28%	34%	23%	8%	5%

†	Unaudited
*	The Portfolio commenced operations on June 30, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   179

LAZARD US SYSTEMATIC SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 10/29/21* to
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21

Institutional Shares
Net asset value, beginning of period	$11.15	$10.17	$8.52	$10.26	$10.00
Income (Loss) from investment operations:
Net investment income (loss)	0.03	0.09	0.05	0.09	0.02
Net realized and unrealized gain (loss)	(0.29)	1.23	1.64	(1.77)	0.26
Total from investment operations	(0.26)	1.32	1.69	(1.68)	0.28
Less distributions from:
Net investment income	—	(0.06)	(0.04)	(0.06)	(0.02)
Net realized gains	—	(0.28)	—	—	—
Total distributions	—	(0.34)	(0.04)	(0.06)	(0.02)
Net asset value, end of period	$10.89	$11.15	$10.17	$8.52	$10.26
Total Return (a)	–2.33%	12.92%	19.80%	–16.33%	2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,565	$59,298	$39,779	$25	$4
Ratios to average net assets (b):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.12%	1.15%	1.37%	2.67%	5.13%
Net investment income (loss)	0.56%	0.83%	0.53%	1.00%	1.39%
Portfolio turnover rate	77%	111%	110%	74%	22%

†	Unaudited
*	The Portfolio commenced operations on October 29, 2021.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(b)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

180   Semi-Annual Financial Statements

The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2025 (N-CSR Item 7) (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2025, the Fund was comprised of twenty-three no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Developing Markets Equity Portfolio (“Developing Markets Equity”), Lazard Emerging Markets Core Equity Portfolio (“Emerging Markets Core Equity”), Lazard Emerging Markets Equity Advantage Portfolio (“Emerging Markets Equity Advantage”), Lazard Emerging Markets Equity Portfolio (“Emerging Markets Equity”), Lazard Equity Franchise Portfolio (“Equity Franchise”), Lazard Global Equity Select Portfolio (“Global Equity Select”), Lazard Global Listed Infrastructure Portfolio (“Global Listed Infrastructure”), Lazard International Equity Portfolio (“International Equity”), Lazard International Equity Select Portfolio (“International Equity Select”), Lazard International Quality Growth Portfolio (“International Quality Growth”), Lazard International Small Cap Equity Portfolio (“International Small Cap Equity”), Lazard International Strategic Equity Portfolio (“International Strategic Equity”), Lazard US Equity Concentrated Portfolio (“US Equity Concentrated”), Lazard US Equity Focus Portfolio (“US Equity Focus”), Lazard US Small Cap Equity Select Portfolio (“US Small Cap Equity Select”), Lazard US Sustainable Equity Portfolio (“US Sustainable Equity”), and Lazard US Systematic Small Cap Equity Portfolio (“US Systematic Small Cap Equity”). The financial statements of other Portfolios are presented separately.

The Portfolios, other than Equity Franchise, US Equity Concentrated and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

On May 16, 2025, the US Equity Concentrated Portfolio had a 1-for-3 reverse share split, effective after the market close on May 16, 2025. After the reverse share split, shareholders in the US Equity

Semi-Annual Financial Statements   181

Concentrated Portfolio held one share for every three Portfolio shares previously held. The reverse share split had no impact on the overall value of a shareholder’s investment.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in NewYork (i.e., a day on which the NewYork Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in NewYork and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect

182   Semi-Annual Financial Statements

market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub- Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative

Semi-Annual Financial Statements   183

proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects

184   Semi-Annual Financial Statements

the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2025, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Developing Markets Equity	$(68,622,351)	$(56,150,940)
Emerging Markets Core Equity*	(22,355,809)	(49,172,663)
Emerging Markets Equity Advantage	(4,353,344)	(3,524,669)
Emerging Markets Equity	(197,426,652)	(671,066,104)
International Equity Select	(1,396,914)	—
International Small Cap Equity	(1,780,063)	(853,583)

*	At December 31, 2024, $10,261,091 of the unused short-term realized capital loss carryovers and $37,733,496 of the unused long-term realized capital loss carryovers, which were acquired from Lazard Emerging Markets Strategic Equity Portfolio on June 22, 2023, are subject to annual limitations on their use to offset realized capital gains.

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts

Emerging Markets Core Equity	$3,997,417
Emerging Markets Equity Advantage	2,772,902
Emerging Markets Equity	139,345,845
Global Listed Infrastructure	336,160,531
International Equity Select	754,703
International Quality Growth	3,118,404
International Strategic Equity	117,391,558
US Systematic Small Cap Equity	1,749,543

Semi-Annual Financial Statements   185

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Developing Markets Equity	$60,775,283	$35,846,951	$2,668,943	$33,178,008
Emerging Markets Core Equity	95,799,274	40,791,769	3,656,120	37,135,649
Emerging Markets Equity Advantage	260,441,725	52,820,265	4,958,358	47,861,907
Emerging Markets Equity	3,322,687,384	988,039,461	216,289,669	771,749,792
Equity Franchise	45,415,191	3,311,654	1,095,071	2,216,583
Global Equity Select	53,329,472	31,154,366	2,585,631	28,568,735
Global Listed Infrastructure	8,284,424,982	2,491,587,595	585,499,517	1,906,088,078
International Equity	861,397,061	299,256,779	30,444,910	268,811,869
International Equity Select	43,091,305	14,940,302	1,841,378	13,098,924
International Quality Growth	353,517,765	74,292,607	21,954,394	52,338,213
International Small Cap Equity	9,935,363	2,505,618	184,546	2,321,072
International Strategic Equity	1,279,928,138	601,042,366	28,042,573	572,999,793
US Equity Concentrated	38,635,873	5,280,527	2,671,122	2,609,405
US Equity Focus	48,960,251	28,508,302	832,681	27,675,621
US Small Cap Equity Select	29,684,987	6,037,139	2,484,143	3,552,996
US Sustainable Equity	6,237,900	3,068,527	57,918	3,010,609
US Systematic Small Cap Equity	43,784,043	6,389,660	1,710,632	4,679,028

186   Semi-Annual Financial Statements

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The Emerging Markets Core Equity, Emerging Markets Equity Advantage, Emerging Markets Equity, Equity Franchise, International Equity, International Small Cap Equity, US Equity Concentrated and US Small Cap Equity Select Portfolios, intend, on their 2024 tax returns, to elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable

Semi-Annual Financial Statements   187

income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non- deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

188   Semi-Annual Financial Statements

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(h) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(i) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the

Semi-Annual Financial Statements   189

Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.75
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.65
Global Listed Infrastructure	0.90
International Equity	0.75
International Equity Select	0.65
International Quality Growth	0.75
International Small Cap Equity	0.75
International Strategic Equity	0.75
US Equity Concentrated (a)	0.60
US Equity Focus	0.55
US Small Cap Equity Select	0.75
US Sustainable Equity	0.60
US Systematic Small Cap Equity	0.70

(a)	From January 1, 2025 to June 23, 2025, annual rate was 0.65%.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

190   Semi-Annual Financial Statements

Portfolio	Institutional Shares	Open Shares	R6 Shares

Developing Markets Equity	1.10%	1.35%	N/A	%
Emerging Markets Core Equity (a)	1.10	1.35	1.05
Emerging Markets Equity Advantage	0.90	1.15	0.85
Emerging Markets Equity	1.15	1.40	1.10
Equity Franchise	0.95	1.20	N/A
Global Equity Select	0.90	1.15	N/A
Global Listed Infrastructure (b)	1.20	1.45	N/A
International Equity	0.85	1.10	0.80
International Equity Select (c)	0.90	1.15	N/A
International Quality Growth (d)	0.85	1.10	0.80
International Small Cap Equity	1.03	1.28	N/A
International Strategic Equity	1.00	1.25	0.95
US Equity Concentrated (e)	0.80	1.05	0.75
US Equity Focus	0.70	0.95	0.70
US Small Cap Equity Select	0.95	1.20	0.90
US Sustainable Equity	0.75	1.00	N/A
US Systematic Small Cap Equity	0.90	N/A	N/A

(a)	This agreement will continue in effect until September 30, 2025, and from September 30, 2025 until the reorganization into the Lazard Emerging Markets Opportunities ETF on or about October 24, 2025 at levels of 1.05%, N/A and N/A, respectively.
(b)	This agreement will continue in effect until May 1, 2035.
(c)	This agreement will continue in effect until May 1, 2026, and from May 1, 2026 until May 1, 2035 at levels of 1.15%, 1.40% and 1.10%, respectively.
(d)	This agreement will continue in effect until May 1, 2035 for Open Shares.
(e)	From January 1, 2025 to June 23, 2025, annual rates were 0.85%, 1.10% and 0.80%. This agreement will continue in effect until May 1, 2026, and from May 1, 2026 until May 1, 2035, at levels of 1.10%, 1.35% and 1.05%, respectively.

In addition, until May 1, 2026, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

Semi-Annual Financial Statements   191

During the period ended June 30, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Developing Markets Equity	$60,425	$—	$6,379	$—
Emerging Markets Core Equity	64,967	—	2,893	—
Emerging Markets Equity Advantage	—	—	1,154	386
Equity Franchise	27,498	—	642	902
Global Equity Select	—	—	2,095	179
International Equity Select	37,438	—	4,175	—
International Quality Growth	—	—	859	—
International Small Cap Equity	11,030	10,590	24,762	19,901
US Equity Concentrated	61,908	—	17,904	—
US Equity Focus	23,735	—	2,150	—
US Small Cap Equity Select	45,983	—	12,343	—
US Sustainable Equity	30,124	43,823	2,244	5,620
US Systematic Small Cap Equity	56,042	—	443	851

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

Emerging Markets Core Equity	$2,482	$—
Emerging Markets Equity Advantage	5,000	—
Emerging Markets Equity	1,394	—
International Equity	13,125	—
International Quality Growth	6,270	—
International Strategic Equity	1,919	—
US Equity Concentrated	2	9
US Equity Focus	19,412	—
US Small Cap Equity Select	617	—
US Systematic Small Cap Equity	348	934

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

192   Semi-Annual Financial Statements

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

Semi-Annual Financial Statements   193

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2025 were as follows:

Portfolio	Purchases	Sales

Developing Markets Equity	$16,725,285	$22,908,275
Emerging Markets Core Equity	37,468,881	33,425,707
Emerging Markets Equity Advantage	171,558,007	93,307,120
Emerging Markets Equity	747,558,508	568,833,169
Equity Franchise	54,676,752	192,761,765
Global Equity Select	9,226,921	29,740,274
Global Listed Infrastructure	1,494,638,717	1,602,693,167
International Equity	257,857,091	269,355,796
International Equity Select	11,042,958	11,014,092
International Quality Growth	94,883,521	31,196,100
International Small Cap Equity	3,790,685	3,083,905
International Strategic Equity	552,231,043	1,653,326,945
US Equity Concentrated	25,021,792	42,277,265
US Equity Focus	17,891,316	36,816,792
US Small Cap Equity Select	17,820,677	19,745,509
US Sustainable Equity	589,479	4,752,030
US Systematic Small Cap Equity	39,347,633	49,215,790

At June 30, 2025, the Investment Manager owned 57.17%, and 52.78% of the outstanding shares of US Sustainable Equity and US Systematic Small Cap Equity, respectively.

For the period ended June 30, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global

194   Semi-Annual Financial Statements

Listed Infrastructure Portfolio for the period ended June 30, 2025 were as follows:

Issue	Value at December 31, 2024	Purchase cost	Sales proceeds	Realized gain (loss)

Global Listed Infrastructure
Algonquin Power & Utilities Corp.	$185,794,628	$—	$—	$—
Atlas Arteria Ltd.*	246,847,113	—	(51,434,499)	(32,468,164)
Italgas SpA	237,756,272	81,704,018	—	—
Pennon Group PLC	119,444,612	34,863,144	—	—
SES SA	66,908,278	—	—	—
Total Securities	$856,750,903	$116,567,162	$(51,434,499)	$(32,468,164)

Issue	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2025	Values at June 30, 2025

Algonquin Power & Utilities Corp.	$53,672,163	$4,625,594	41,860,578	$239,466,791
Atlas Arteria Ltd.*	66,952,126	10,591,902	—	—
Italgas SpA	152,518,176	16,423,263	55,518,592	471,978,466
Pennon Group PLC	28,475,395	2,942,543	26,547,011	182,783,151
SES SA	83,331,990	5,065,764	21,121,589	150,240,268
Total Securities	$384,949,850	$39,649,066	145,047,770	$1,044,468,676

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date and is therefore excluded from non-controlled affiliated issuers, at fair value on the Statement of Assets and Liabilities. Dividend income, realized gain/loss, and change in unrealized appreciation (depreciation) earned during the period is reported within the respective non-controlled affiliated issuers financial statement categories on the Statement of Operations.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also

Semi-Annual Financial Statements   195

agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2025, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Emerging Markets Core Equity	$248,442	$542,571	5.43%	4
Emerging Markets Equity Advantage	1,055,422	1,553,017	5.43	12
Equity Franchise	3,081,097	14,112,511	5.43	5
Global Equity Select	432,967	1,209,832	5.43	11
International Small Cap Equity	50,631	50,631	5.43	1
International Strategic Equity	10,733,595	25,087,282	5.43	31
US Equity Concentrated	253,758	663,311	5.43	26
US Equity Focus	454,154	1,420,025	5.43	6
US Small Cap Equity Select	642,572	673,561	5.43	2
US Systematic Small Cap Equity	203,753	1,060,226	5.43	24

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s

196   Semi-Annual Financial Statements

investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than

Semi-Annual Financial Statements   197

US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to actively hedge a Portfolio’s foreign currency exposure.

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the

198   Semi-Annual Financial Statements

amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular country, such as China or Japan, and a Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively affect the Portfolio. Other risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Certain Portfolios may

Semi-Annual Financial Statements   199

invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Certain Portfolios may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other United States regulators. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available.

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its

200   Semi-Annual Financial Statements

trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

(g) Sector Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

Semi-Annual Financial Statements   201

(j) Sustainable Investing Risk—A Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). A Portfolio’s investment strategy which focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described in the Prospectus), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

(k) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

(l) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(m) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations

202   Semi-Annual Financial Statements

and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(n) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(o) Non-Diversification Risk—The net asset value of a Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Semi-Annual Financial Statements   203

(p) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

204   Semi-Annual Financial Statements

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Semi-Annual Financial Statements   205

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$9,511,218	$—	$—	$9,511,218
China	—	21,738,642	—	21,738,642
India	5,853,152	5,521,766	—	11,374,918
Indonesia	—	2,693,153	—	2,693,153
Mexico	2,914,793	—	—	2,914,793
Peru	1,048,756	—	—	1,048,756
Philippines	—	3,150,222	—	3,150,222
Poland	—	819,807	—	819,807
Portugal	—	963,243	—	963,243
Singapore	1,175,399	—	—	1,175,399
South Africa	—	4,714,022	—	4,714,022
South Korea	—	8,411,019	—	8,411,019
Taiwan	—	20,282,364	—	20,282,364
Turkey	—	964,639	—	964,639
United States	2,274,779	—	—	2,274,779
Repurchase Agreements	—	1,820,000	—	1,820,000
Short-Term Investments	96,317	—	—	96,317
Total	$22,874,414	$71,078,877	$—	$93,953,291

206   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Emerging Markets Core Equity Portfolio
Common Stocks*
Argentina	$612,188	$—	$—	$612,188
Brazil	6,254,532	—	—	6,254,532
China	1,323,216	33,271,501	—	34,594,717
Ghana	584,750	—	—	584,750
Greece	—	3,992,072	—	3,992,072
India	7,471,927	16,976,272	—	24,448,199
Indonesia	—	2,177,035	—	2,177,035
Mexico	4,544,904	—	—	4,544,904
Peru	1,318,321	—	—	1,318,321
Philippines	—	2,418,049	—	2,418,049
Portugal	—	1,263,341	—	1,263,341
Russia	—	—	—	—
Saudi Arabia	—	3,525,013	—	3,525,013
South Africa	—	4,881,059	—	4,881,059
South Korea	—	12,343,157	—	12,343,157
Taiwan	7,443,141	12,465,685	—	19,908,826
Turkey	—	1,117,939	—	1,117,939
United Arab Emirates	—	4,001,692	—	4,001,692
United Kingdom	1,967,594	—	—	1,967,594
United States	2,085,482	—	—	2,085,482
Repurchase Agreements	—	850,000	—	850,000
Short-Term Investments	46,053	—	—	46,053
Total	$33,652,108	$99,282,815	$—	$132,934,923

Semi-Annual Financial Statements   207

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Argentina	$986,894	$—	$—	$986,894
Brazil	3,350,531	—	—	3,350,531
Chile	500,969	—	—	500,969
China	9,509,044	81,229,660	—	90,738,704
Egypt	912,146	—	—	912,146
Greece	—	3,198,037	—	3,198,037
Hungary	—	4,594,406	—	4,594,406
India	8,572,341	42,310,407	—	50,882,748
Indonesia	468,459	3,600,989	—	4,069,448
Malaysia	—	3,526,180	—	3,526,180
Mexico	3,622,694	—	—	3,622,694
Peru	341,897	—	—	341,897
Philippines	—	3,608,345	—	3,608,345
Poland	—	6,066,864	—	6,066,864
Qatar	—	586,487	—	586,487
Russia	—	—	—	—
Saudi Arabia	—	6,546,932	—	6,546,932
South Africa	2,672,927	3,135,450	—	5,808,377
South Korea	6,600,495	30,224,939	—	36,825,434
Taiwan	406,444	57,172,441	—	57,578,885
Thailand	—	5,948,998	—	5,948,998
Turkey	—	1,901,222	—	1,901,222
United Arab Emirates	—	6,249,014	—	6,249,014
United Kingdom	1,059,685	—	—	1,059,685
United States	—	567,842	—	567,842
Preferred Stocks*	4,181,706	—	—	4,181,706
Repurchase Agreements	—	4,410,000	—	4,410,000
Short-Term Investments	239,187	—	—	239,187
Total	$43,425,419	$264,878,213	$—	$308,303,632

208   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$481,177,439	$—	$—	$481,177,439
Chile	11,087,759	—	—	11,087,759
China	—	942,906,271	—	942,906,271
Egypt	11,406,059	20,068,900	—	31,474,959
Greece	—	118,796,566	—	118,796,566
Hong Kong	—	27,301,700	—	27,301,700
Hungary	—	125,581,429	—	125,581,429
India	—	197,361,013	—	197,361,013
Indonesia	47,845,590	102,718,767	—	150,564,357
Mexico	315,567,778	—	—	315,567,778
Peru	32,376,872	—	—	32,376,872
Philippines	—	33,927,950	—	33,927,950
Russia	—	—	18	18
South Africa	—	286,380,775	—	286,380,775
South Korea	—	481,416,013	—	481,416,013
Taiwan	—	558,118,604	—	558,118,604
Thailand	—	59,788,737	—	59,788,737
Turkey	—	29,603,289	—	29,603,289
United Kingdom	—	47,458,299	—	47,458,299
United States	41,001,935	—	—	41,001,935
Repurchase Agreements	—	116,410,000	—	116,410,000
Short-Term Investments	6,135,413	—	—	6,135,413
Total	$946,598,845	$3,147,838,313	$18	$4,094,437,176

Equity Franchise Portfolio
Common Stocks*
France	$—	$4,975,585	$—	$4,975,585
Israel	1,479,483	—	—	1,479,483
Italy	—	4,973,614	—	4,973,614
Japan	—	1,787,853	—	1,787,853
Luxembourg	—	1,696,961	—	1,696,961
Switzerland	—	457,362	—	457,362
United Kingdom	—	9,539,454	—	9,539,454
United States	20,322,447	486,155	—	20,808,602
Preferred Stocks*	—	1,683,488	—	1,683,488
Repurchase Agreements	—	210,000	—	210,000
Short-Term Investments	19,372	—	—	19,372
Total	$21,821,302	$25,810,472	$—	$47,631,774

Semi-Annual Financial Statements   209

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Global Equity Select Portfolio
Common Stocks*
Australia	$—	$924,155	$—	$924,155
Canada	2,857,171	—	—	2,857,171
China	—	977,729	—	977,729
Denmark	—	913,360	—	913,360
Finland	—	829,099	—	829,099
France	—	2,511,635	—	2,511,635
Hong Kong	—	1,260,824	—	1,260,824
India	1,078,670	—	—	1,078,670
Ireland	1,888,985	—	—	1,888,985
Japan	—	4,168,954	—	4,168,954
Netherlands	592,562	4,399,439	—	4,992,001
Spain	—	980,492	—	980,492
Sweden	—	1,298,321	—	1,298,321
Switzerland	—	2,641,921	—	2,641,921
Taiwan	2,693,193	—	—	2,693,193
United Kingdom	1,286,026	5,401,851	—	6,687,877
United States	42,660,680	—	—	42,660,680
Repurchase Agreements	—	2,400,000	—	2,400,000
Short-Term Investments	133,140	—	—	133,140
Total	$53,190,427	$28,707,780	$—	$81,898,207

210   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$544,492,664	$—	$544,492,664
Canada	239,466,791	—	—	239,466,791
France	—	544,369,028	—	544,369,028
Germany	—	166,978,197	—	166,978,197
Hong Kong	—	598,074,601	—	598,074,601
Italy	—	2,059,105,665	—	2,059,105,665
Luxembourg	—	150,240,268	—	150,240,268
New Zealand	—	115,564,031	—	115,564,031
Portugal	—	101,934,907	—	101,934,907
Spain	—	192,222,943	—	192,222,943
Switzerland	—	166,878,522	—	166,878,522
United Kingdom	—	1,937,317,764	—	1,937,317,764
United States	1,942,254,433	798,801,237	—	2,741,055,670
Repurchase Agreements	—	728,670,000	—	728,670,000
Short-Term Investments	38,359,264	—	—	38,359,264
Other Financial Instruments†
Forward Currency Contracts	—	2,575,924	—	2,575,924
Total	$2,220,080,488	$8,107,225,751	$—	$10,327,306,239
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(136,793,179)	$—	$(136,793,179)

Semi-Annual Financial Statements   211

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
International Equity Portfolio
Common Stocks*
Australia	$—	$11,801,994	$—	$11,801,994
Belgium	—	13,634,622	—	13,634,622
Brazil	10,536,379	—	—	10,536,379
Canada	31,231,097	—	—	31,231,097
China	—	26,663,411	—	26,663,411
Denmark	—	13,699,650	—	13,699,650
Finland	—	12,757,278	—	12,757,278
France	—	155,536,497	—	155,536,497
Germany	—	87,480,889	—	87,480,889
Greece	—	21,383,540	—	21,383,540
Hong Kong	—	33,624,444	—	33,624,444
Israel	11,338,605	13,279,713	—	24,618,318
Italy	—	30,838,203	—	30,838,203
Japan	—	199,633,268	—	199,633,268
Mexico	10,069,619	—	—	10,069,619
Netherlands	—	54,518,627	—	54,518,627
Singapore	—	14,618,632	—	14,618,632
South Korea	—	11,402,059	—	11,402,059
Spain	—	40,168,502	—	40,168,502
Sweden	—	24,631,881	—	24,631,881
Switzerland	—	32,615,880	—	32,615,880
Taiwan	14,940,866	—	—	14,940,866
United Kingdom	—	139,026,499	—	139,026,499
United States	37,053,405	30,897,664	—	67,951,069
Preferred Stocks*	12,039,983	—	—	12,039,983
Repurchase Agreements	—	33,040,000	—	33,040,000
Short-Term Investments	1,745,724	—	—	1,745,724
Total	$128,955,678	$1,001,253,253	$—	$1,130,208,931

212   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
International Equity Select Portfolio
Common Stocks*
Belgium	$—	$979,206	$—	$979,206
Brazil	753,597	—	—	753,597
Canada	1,247,406	—	—	1,247,406
China	—	2,746,310	—	2,746,310
Denmark	—	832,172	—	832,172
Finland	—	756,082	—	756,082
France	—	5,875,804	—	5,875,804
Germany	—	3,792,907	—	3,792,907
Greece	—	1,369,284	—	1,369,284
Hong Kong	—	1,536,716	—	1,536,716
India	1,020,167	959,569	—	1,979,736
Indonesia	—	531,110	—	531,110
Israel	497,881	—	—	497,881
Italy	—	383,642	—	383,642
Japan	—	7,434,449	—	7,434,449
Mexico	1,450,631	—	—	1,450,631
Netherlands	—	4,443,613	—	4,443,613
South Korea	—	739,718	—	739,718
Spain	—	1,644,279	—	1,644,279
Sweden	—	740,906	—	740,906
Switzerland	—	1,726,655	—	1,726,655
Taiwan	—	2,455,208	—	2,455,208
United Kingdom	—	6,802,063	—	6,802,063
United States	2,060,711	1,300,004	—	3,360,715
Preferred Stocks*	993,272	—	—	993,272
Repurchase Agreements	—	1,060,000	—	1,060,000
Short-Term Investments	56,867	—	—	56,867
Total	$8,080,532	$48,109,697	$—	$56,190,229

Semi-Annual Financial Statements   213

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
International Quality Growth Portfolio
Common Stocks*
Australia	$—	$8,666,684	$—	$8,666,684
Brazil	8,072,100	—	—	8,072,100
Canada	19,504,050	—	—	19,504,050
China	—	12,704,121	—	12,704,121
Denmark	—	5,301,385	—	5,301,385
France	—	25,459,458	—	25,459,458
Germany	—	22,532,516	—	22,532,516
Hong Kong	—	15,249,029	—	15,249,029
India	12,406,356	—	—	12,406,356
Ireland	9,655,343	—	—	9,655,343
Israel	10,199,182	—	—	10,199,182
Japan	—	38,007,760	—	38,007,760
Netherlands	—	34,682,596	—	34,682,596
Norway	—	6,609,971	—	6,609,971
South Africa	—	9,151,029	—	9,151,029
Spain	—	8,983,984	—	8,983,984
Sweden	—	16,966,523	—	16,966,523
Switzerland	—	17,671,612	—	17,671,612
Taiwan	16,637,729	5,834,928	—	22,472,657
United Kingdom	—	70,963,235	—	70,963,235
United States	11,376,363	9,684,441	—	21,060,804
Preferred Stocks*	—	5,076,739	—	5,076,739
Repurchase Agreements	—	4,230,000	—	4,230,000
Short-Term Investments	228,844	—	—	228,844
Total	$88,079,967	$317,776,011	$—	$405,855,978

214   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$371,343	$—	$371,343
Austria	—	218,600	—	218,600
Canada	157,109	—	—	157,109
Denmark	92,169	71,775	—	163,944
France	—	836,247	—	836,247
Germany	302,916	590,236	—	893,152
Greece	—	376,854	—	376,854
Ireland	—	325,372	—	325,372
Israel	—	374,420	—	374,420
Italy	—	948,812	—	948,812
Japan	—	3,379,176	—	3,379,176
Jersey	—	199,848	—	199,848
Mexico	153,257	—	—	153,257
Netherlands	—	473,676	—	473,676
Portugal	—	105,195	—	105,195
Spain	—	161,193	—	161,193
Sweden	—	458,162	—	458,162
Switzerland	—	477,465	—	477,465
Taiwan	—	171,711	—	171,711
United Kingdom	—	1,238,604	—	1,238,604
United States	—	205,601	—	205,601
Preferred Stocks*	—	147,059	—	147,059
Repurchase Agreements	—	390,000	—	390,000
Short-Term Investments	29,635	—	—	29,635
Total	$735,086	$11,521,349	$—	$12,256,435

Semi-Annual Financial Statements   215

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
International Strategic Equity Portfolio
Common Stocks*
Canada	$58,657,809	$—	$—	$58,657,809
China	—	13,450,726	—	13,450,726
Denmark	—	83,306,939	—	83,306,939
Finland	—	18,219,152	—	18,219,152
France	—	91,838,043	—	91,838,043
Germany	—	94,698,175	—	94,698,175
Greece	—	53,415,262	—	53,415,262
Hong Kong	—	41,955,206	—	41,955,206
India	—	54,990,883	—	54,990,883
Israel	26,488,649	131,467,972	—	157,956,621
Italy	26,866,665	120,233,752	—	147,100,417
Japan	—	292,745,808	—	292,745,808
Mexico	28,759,409	—	—	28,759,409
Netherlands	17,210,778	57,549,729	—	74,760,507
Portugal	—	23,469,577	—	23,469,577
Sweden	—	18,332,975	—	18,332,975
Switzerland	—	49,250,844	—	49,250,844
Taiwan	—	19,497,243	—	19,497,243
United Kingdom	—	324,192,766	—	324,192,766
United States	109,057,649	33,960,238	—	143,017,887
Repurchase Agreements	—	60,140,000	—	60,140,000
Short-Term Investments	3,171,682	—	—	3,171,682
Total	$270,212,641	$1,582,715,290	$—	$1,852,927,931
US Equity Concentrated Portfolio
Common Stocks*	$40,546,309	$—	$—	$40,546,309
Repurchase Agreements	—	660,000	—	660,000
Short-Term Investments	38,969	—	—	38,969
Total	$40,585,278	$660,000	$—	$41,245,278
US Equity Focus Portfolio
Common Stocks*	$74,318,614	$—	$—	$74,318,614
Repurchase Agreements	—	2,200,000	—	2,200,000
Short-Term Investments	117,258	—	—	117,258
Total	$74,435,872	$2,200,000	$—	$76,635,872
US Small Cap Equity Select Portfolio
Common Stocks*	$33,237,983	$—	$—	$33,237,983
Total	$33,237,983	$—	$—	$33,237,983

216   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
US Sustainable Equity Portfolio
Common Stocks*	$8,856,425	$—	$—	$8,856,425
Repurchase Agreements	—	370,000	—	370,000
Short-Term Investments	22,084	—	—	22,084
Total	$8,878,509	$370,000	$—	$9,248,509
US Systematic Small Cap Equity Portfolio
Closed-End Management Investment Companies	$193,587	$—	$—	$193,587
Common Stocks*	47,812,490	—	—	47,812,490
Rights	—	—	823	823
Repurchase Agreements	—	430,000	—	430,000
Short-Term Investments	26,171	—	—	26,171
Total	$48,032,248	$430,000	$823	$48,463,071

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

Semi-Annual Financial Statements   217

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

The Global Listed Infrastructure Portfolio uses forward currency contracts primarily for hedging purposes.

During the period ended June 30, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$304,000,000
Average amounts sold	$7,192,300,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$2,575,924

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$136,793,179

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(440,791,579)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(230,390,827)

218   Semi-Annual Financial Statements

None of the other presented Portfolios traded in derivative instruments during the period ended June 30, 2025.

As of June 30, 2025, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2025:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$2,575,924	$—	$2,575,924

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
BNP Paribas SA	$102,598	$(102,598)	$—	$—
Citibank N.A.	170,466	(170,466)	—	—
HSBC Bank USA N.A.	1,579,413	(1,579,413)	—	—
Morgan Stanley & Co.	247,552	(247,552)	—	—
Standard Chartered Bank	299,626	(299,626)	—	—
State Street Bank & Trust Co.	176,269	(176,269)	—	—
Total	$2,575,924	$(2,575,924)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward currency contracts	$136,793,179	$—	$136,793,179

Semi-Annual Financial Statements   219

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of New York Mellon	$13,146,982	$—	$—	$13,146,982
BNP Paribas SA	15,725,840	(102,598)	—	15,623,242
Canadian Imperial Bank of Commerce	18,181,341	—	—	18,181,341
Citibank N.A.	14,084,940	(170,466)	—	13,914,474
HSBC Bank USA N.A.	25,646,470	(1,579,413)	—	24,067,057
Morgan Stanley & Co.	8,370,545	(247,552)	—	8,122,993
Royal Bank of Canada	19,417,107	—	—	19,417,107
Standard Chartered Bank	1,236,647	(299,626)	—	937,021
State Street Bank &Trust Co.	20,983,307	(176,269)	—	20,807,038
Total	$136,793,179	$(2,575,924)	$—	$134,217,255

11. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. New Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09 (the “ASU”), amending ASC 740-10-50-12, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures to enhance transparency and consistency

220   Semi-Annual Financial Statements

in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The ASU will be effective for annual reporting periods beginning after December 15, 2024. Management is currently assessing the impact of the ASU on the financial statements and disclosures.

13. Subsequent Events

On May 20, 2025, the Board approved a Plan of Reorganization providing for the tax-free reorganization of the US Systematic Small Cap Equity Portfolio into the Lazard US Systematic Small Cap Equity ETF, which is anticipated to close on or about September 12, 2025.

Additionally, on June 24, 2025, the Board approved a Plan of Reorganization providing for the tax-free reorganization of the Emerging Markets Core Equity Portfolio into the Lazard Emerging Markets Opportunities ETF, which is anticipated to close on or about October 24, 2025.

Semi-Annual Financial Statements   221

The Lazard Funds, Inc. Other Information (N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

222   Semi-Annual Financial Statements

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 20, 2025 and June 24, 2025, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 24, 2025 meeting, additional information requested by the Independent Directors at the May 20, 2025 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with

Semi-Annual Financial Statements   223

each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2025, the Lazard Funds complex of 29 active funds comprised approximately $18.0 billion of the approximately $227.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment

224   Semi-Annual Financial Statements

Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; each Portfolio’s asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $18.0 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board. For the US Equity Concentrated Portfolio, the Investment Manager proposed to lower the current management fee and expense limitation by 0.05%. After giving effect to the proposed

Semi-Annual Financial Statements   225

management fee and expense limitation reductions, the results of the ISS comparisons showed that the advisory fees and net expense ratios of most of the Portfolios were generally competitive within each Portfolio’s respective Peer Group.The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing certain expenses for most Portfolios.The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. At the request of the Board and in connection with the Board's approval of management agreements with regard to active exchange-traded funds (“ETFs”) advised by the Investment Manager, representatives of the Investment Manager discussed the differences in the competitive markets for ETFs and mutual funds; the relatively recent growth of the ETF industry as compared to the mutual fund industry; the differences in the services provided to ETF and mutual fund shareholders, including with respect to portfolio management services; and the differences in the investment teams, processes, strategies and/or policies, as applicable, between certain ETFs and mutual funds managed by the Investment Manager. The Board considered the relevance of the fee information provided for Other Accounts and ETFs, in light of

226   Semi-Annual Financial Statements

the Investment Manager’s discussion of the significant differences in services provided and/or different competitive markets and other factors, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2025, as applicable, compared to performance for the same time periods to that of:

●	the Peer Group;

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2024 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s

Semi-Annual Financial Statements   227

representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of most of the Portfolios had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year

228   Semi-Annual Financial Statements

and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale with respect to these Portfolios was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 20, 2025 and June 24, 2025 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports.The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $227.4 billion global asset management business.

Semi-Annual Financial Statements   229

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors considered by the Board and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

●	At the May 20, 2025 meeting, the Board approved the liquidation of the US Sustainable Equity Portfolio on or about July 21, 2025. It was noted that the Management Agreement was renewed with respect to that Portfolio in order for it to continue the process of winding down and distributing assets to its shareholders.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

230   Semi-Annual Financial Statements

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS020

Lazard Funds

Semi-Annual
Financial Statements

June 30, 2025

Fixed Income Funds

Lazard US Convertibles Portfolio

Lazard US High Yield Portfolio

Lazard US Short Duration Fixed Income Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard US Convertibles Portfolio
11	Lazard US High Yield Portfolio
19	Lazard US Short Duration Fixed Income Portfolio
23	Abbreviations (N-CSR Item 7)
24	Statements of Assets and Liabilities (N-CSR Item 7)
28	Statements of Operations (N-CSR Item 7)
30	Statements of Changes in Net Assets (N-CSR Item 7)
34	Financial Highlights (N-CSR Item 7)
41	Notes to Financial Statements (N-CSR Item 7)
67	Other Information (N-CSR Item 7)
68	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements  1

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2025 (N-CSR Item 7) (unaudited)

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio

Convertible Corporate Bonds | 86.0%

Aerospace & Defense | 0.8%
Rocket Lab USA, Inc., 4.250%, 02/01/29 (#)	$19	$133,522

Automobiles | 1.8%
Lucid Group, Inc.,
1.250%, 12/15/26 (#)	85	74,481
5.000%, 04/01/30 (#)	58	53,230
Rivian Automotive, Inc., 4.625%, 03/15/29	164	167,177
		294,888

Biotechnology | 4.6%
Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27	80	104,120
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	94,895
Cytokinetics, Inc., 3.500%, 07/01/27	27	28,795
Guardant Health, Inc., 1.250%, 02/15/31	72	84,108
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	209	208,739
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	202	203,566
		724,223

Capital Markets | 2.0%
Core Scientific, Inc., 0.000%, 06/15/31 (#)	97	105,851
MARA Holdings, Inc., 0.000%, 03/01/30 (#)	235	211,853
		317,704

The accompanying notes are an integral part of these financial statements.

2  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Commercial Services & Supplies | 3.0%
Affirm Holdings, Inc., 0.750%, 12/15/29 (#)	$52	$55,094
Global Payments, Inc., 1.500%, 03/01/31	197	176,906
Shift4 Payments, Inc., 0.000%, 12/15/25	148	187,590
Stride, Inc., 1.125%, 09/01/27	18	50,121
		469,711

Construction & Engineering | 2.4%
Fluor Corp., 1.125%, 08/15/29	135	177,289
Granite Construction, Inc., 3.250%, 06/15/30	74	101,343
Meritage Homes Corp., 1.750%, 05/15/28	111	108,028
		386,660

Diversified REITs | 2.4%
Digital Realty Trust LP, 1.875%, 11/15/29 (#)	100	105,390
Welltower OP LLC, 2.750%, 05/15/28 (#)	166	270,663
		376,053

Diversified Telecommunication Services | 0.7%
AST SpaceMobile, Inc., 4.250%, 03/01/32 (#)	25	49,646
InterDigital, Inc., 3.500%, 06/01/27	21	61,215
		110,861

Electric Utilities | 10.7%
Alliant Energy Corp., 3.875%, 03/15/26	84	86,478

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  3

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

CMS Energy Corp., 3.375%, 05/01/28	$224	$238,672
Duke Energy Corp., 4.125%, 04/15/26	91	96,392
Evergy, Inc., 4.500%, 12/15/27	62	72,625
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	359	409,081
PG&E Corp., 4.250%, 12/01/27	351	349,175
Southern Co., 3.875%, 12/15/25	329	364,548
WEC Energy Group, Inc., 4.375%, 06/01/29	78	90,207
		1,707,178

Electronic Equipment, Instruments & Components | 0.7%
Itron, Inc., 1.375%, 07/15/30	94	112,236

Entertainment | 2.2%
Cinemark Holdings, Inc., 4.500%, 08/15/25	21	44,557
Live Nation Entertainment, Inc., 2.875%, 01/15/30 (#)	283	308,470
		353,027

Financial Services | 1.7%
Coinbase Global, Inc., 0.250%, 04/01/30	93	121,876
SoFi Technologies, Inc., 1.250%, 03/15/29 (#)	43	87,673
Upstart Holdings, Inc., 2.000%, 10/01/29 (#)	33	54,120
		263,669

The accompanying notes are an integral part of these financial statements.

4  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Health Care Equipment & Supplies | 4.6%
Exact Sciences Corp., 0.375%, 03/01/28	$310	$283,340
Insulet Corp., 0.375%, 09/01/26	85	119,696
Integer Holdings Corp., 1.875%, 03/15/30 (#)	84	87,696
iRhythm Technologies, Inc., 1.500%, 09/01/29	96	123,408
Lantheus Holdings, Inc., 2.625%, 12/15/27	43	54,728
Merit Medical Systems, Inc., 3.000%, 02/01/29 (#)	44	55,100
		723,968

Health Care Providers & Services | 1.1%
Teladoc Health, Inc., 1.250%, 06/01/27	188	173,863

Interactive Media & Services | 10.5%
Airbnb, Inc., 0.000%, 03/15/26	305	294,781
DoorDash, Inc., 0.000%, 05/15/30 (#)	175	190,025
Etsy, Inc., 0.125%, 10/01/26	143	138,531
Hims & Hers Health, Inc., 0.000%, 05/15/30 (#)	70	73,570
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#)	250	223,750
Snap, Inc., 0.125%, 03/01/28	257	223,205
Uber Technologies, Inc.,
0.000%, 12/15/25	274	328,663
0.000%, 05/15/28 (#)	80	85,160
Wayfair, Inc., 3.250%, 09/15/27	96	109,632
		1,667,317

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  5

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

IT Services | 6.9%
CyberArk Software Ltd., 0.000%, 06/15/30 (#)	$100	$103,000
Lumentum Holdings, Inc., 0.500%, 06/15/28	260	269,620
Parsons Corp., 2.625%, 03/01/29	114	121,752
Rubrik, Inc., 0.000%, 06/15/30 (#)	75	78,703
Seagate HDD Cayman, 3.500%, 06/01/28	90	161,744
Super Micro Computer, Inc., 3.500%, 03/01/29	129	135,063
Western Digital Corp., 3.000%, 11/15/28	125	224,687
		1,094,569

Leisure Products | 2.3%
Carnival Corp., 5.750%, 12/01/27	63	138,726
NCL Corp. Ltd., 0.875%, 04/15/30 (#)	72	77,355
Peloton Interactive, Inc., 5.500%, 12/01/29	27	49,676
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	15	94,699
		360,456

Machinery | 2.0%
Axon Enterprise, Inc., 0.500%, 12/15/27	33	119,831
Bloom Energy Corp., 3.000%, 06/01/28	85	125,928
Middleby Corp., 1.000%, 09/01/25	66	74,184
		319,943

The accompanying notes are an integral part of these financial statements.

6  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Media | 2.0%
Liberty Broadband Corp., 3.125%, 03/31/53 (#)	$225	$226,597
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	89,210
		315,807

Metals & Mining | 0.5%
MP Materials Corp., 3.000%, 03/01/30 (#)	50	86,775

Oil, Gas & Consumable Fuels | 1.2%
CNX Resources Corp., 2.250%, 05/01/26	36	94,662
Northern Oil & Gas, Inc., 3.625%, 04/15/29	90	94,162
		188,824

Passenger Airlines | 0.1%
JetBlue Airways Corp., 2.500%, 09/01/29 (#)	25	23,050

Pharmaceuticals | 1.3%
Jazz Investments I Ltd., 2.000%, 06/15/26	200	202,650

Semiconductors & Semiconductor Equipment | 3.8%
Microchip Technology, Inc., 0.750%, 06/01/30	136	134,232
MKS, Inc., 1.250%, 06/01/30	157	155,509
ON Semiconductor Corp., 0.500%, 03/01/29	331	307,151
		596,892

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  7

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Software | 15.6%
Akamai Technologies, Inc., 0.375%, 09/01/27	$283	$275,147
Bill Holdings, Inc., 0.000%, 04/01/30 (#)	188	159,095
Cloudflare, Inc., 0.000%, 08/15/26	207	245,264
Datadog, Inc., 0.000%, 12/01/29 (#)	236	226,678
Dropbox, Inc., 0.000%, 03/01/28	127	129,286
Five9, Inc., 1.000%, 03/15/29	156	136,734
Guidewire Software, Inc., 1.250%, 11/01/29 (#)	57	67,345
MicroStrategy, Inc.,
0.000%, 12/01/29 (#)	311	294,983
0.625%, 03/15/30	177	492,900
Nutanix, Inc., 0.250%, 10/01/27	88	124,256
Snowflake, Inc., 0.000%, 10/01/27 (#)	167	254,174
Tyler Technologies, Inc., 0.250%, 03/15/26	55	67,870
		2,473,732

Specialty Retail | 1.1%
GameStop Corp., 0.000%, 04/01/30 (#)	168	181,860

Total Convertible Corporate Bonds (Cost $12,673,774)		13,659,438

The accompanying notes are an integral part of these financial statements.

8  Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard US Convertibles Portfolio (continued)

Preferred Stocks | 10.8%

Aerospace & Defense | 2.7%
Boeing Co.	6,368	$433,024

Banks | 4.0%
Bank of America Corp., Series L	380	460,940
Wells Fargo & Co., Class A, Series L	145	170,249
		631,189

Capital Markets | 1.2%
ARES Management Corp., Series B	1,346	71,338
KKR & Co., Inc., Series D	2,300	123,280
		194,618

Chemicals | 0.5%
Albemarle Corp.	2,636	84,616

Financial Services | 0.8%
Apollo Global Management, Inc.	1,652	123,652

Machinery | 0.3%
Chart Industries, Inc., Series B	656	39,622

Semiconductors & Semiconductor Equipment | 0.8%
Microchip Technology, Inc.	2,019	134,546

Technology Hardware, Storage & Peripherals | 0.5%
Hewlett Packard Enterprise Co.	1,367	80,489

Total Preferred Stocks (Cost $1,625,909)		1,721,756

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  9

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (concluded)

Repurchase Agreements | 4.2%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $674,100 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $683,444) Proceeds of $670,082 (Cost $670,000)	$670	$670,000

Description	Shares	Fair Value

Short-Term Investments | 0.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $41,702)	41,702	41,702

Total Investments | 101.3% (Cost $15,011,385)		$16,092,896

Liabilities in Excess of Cash and Other Assets | (1.3)%		(210,109)

Net Assets | 100.0%		$15,882,787

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 25.0% of net assets of the Portfolio.

Futures Contracts open at June 30, 2025:

Financial Futures	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

CME E-mini NASDAQ 100 Index Futures	1	$20	09/19/25	$437,319	$457,865	$20,546	$—
CBOT 5 Year U.S. Treasury Notes Futures	14	1,400,000	09/30/25	1,504,376	1,526,000	21,624	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$42,170	$—

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio

Corporate Bonds | 96.9%

Aerospace & Defense | 2.7%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$1,750	$1,894,513
TransDigm, Inc.,
4.625%, 01/15/29	500	490,599
6.750%, 08/15/28 (#)	1,000	1,021,140
		3,406,252

Automobile Components | 3.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,372,692
Goodyear Tire & Rubber Co., 5.250%, 07/15/31	2,000	1,917,715
Tenneco, Inc., 8.000%, 11/17/28 (#)	1,500	1,483,346
		4,773,753

Automobiles | 1.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,295	1,283,041

Building Products | 2.5%
Griffon Corp., 5.750%, 03/01/28	1,750	1,749,807
Standard Industries, Inc., 3.375%, 01/15/31 (#)	1,500	1,345,194
		3,095,001

Chemicals | 3.6%
Methanex Corp., 5.125%, 10/15/27	1,750	1,744,040
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,682,988
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	994,223
		4,421,251

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  11

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Commercial Services & Supplies | 3.9%
ADT Security Corp., 4.125%, 08/01/29 (#)	$250	$241,510
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	1,733	1,728,093
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,452,749
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,358,171
		4,780,523

Containers & Packaging | 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,095,452

Diversified REITs | 1.4%
Iron Mountain, Inc.,
4.500%, 02/15/31 (#)	1,250	1,190,988
4.875%, 09/15/29 (#)	500	491,209
		1,682,197

Diversified Telecommunication Services | 5.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	2,000	2,006,580
Frontier Communications Holdings LLC, 6.750%, 05/01/29 (#)	500	506,538
Level 3 Financing, Inc., 4.500%, 04/01/30 (#)	2,000	1,810,000
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,875,553
		6,198,671

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Electric Utilities | 2.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	$1,500	$1,380,457
XPLR Infrastructure Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,705,898
		3,086,355

Electrical Equipment | 1.3%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,700	1,655,452

Entertainment | 2.5%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,492,893
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 04/15/27	1,550	1,548,332
		3,041,225

Food Products | 6.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	1,500	1,421,070
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,735,648
Post Holdings, Inc., 4.500%, 09/15/31 (#)	1,500	1,392,314
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,595,660
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,460,507
		7,605,199

Gas Utilities | 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,000	1,031,138

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  13

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Health Care Equipment & Supplies | 1.7%
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	$2,000	$2,087,500

Health Care Providers & Services | 4.1%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,789,331
LifePoint Health, Inc., 5.375%, 01/15/29 (#)	2,000	1,864,100
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,452,000
		5,105,431

Hotel & Resort REITs | 2.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,453,357
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,710,429
		3,163,786

Hotels, Restaurants & Leisure | 4.0%
Boyd Gaming Corp., 4.750%, 06/15/31 (#)	2,000	1,916,892
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,639,284
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,449,689
		5,005,865

Household Durables | 1.4%
Somnigroup International, Inc., 4.000%, 04/15/29 (#)	1,750	1,673,133

Interactive Media & Services | 1.1%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,400,203

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

IT Services | 2.7%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	$1,500	$1,643,045
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,723,640
		3,366,685

Leisure Products | 1.2%
Sabre GLBL, Inc.,
8.625%, 06/01/27 (#)	1,038	1,062,652
10.750%, 11/15/29 (#)	468	480,892
		1,543,544

Machinery | 1.6%
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,952,228

Media | 14.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.750%, 03/01/30 (#)	1,500	1,453,204
5.125%, 05/01/27 (#)	500	498,391
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	1,500	1,417,500
DISH Network Corp., 11.750%, 11/15/27 (#)	2,000	2,061,652
Gray Media, Inc., 7.000%, 05/15/27 (#)	1,500	1,499,328
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,386,059
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,496,491
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,000	870,530
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,683,083
Sirius XM Radio LLC, 3.875%, 09/01/31 (#)	1,000	888,915

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  15

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

TEGNA, Inc., 5.000%, 09/15/29	$1,750	$1,671,572
Univision Communications, Inc., 6.625%, 06/01/27 (#)	1,750	1,745,226
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,858,779
		18,530,730

Oil, Gas & Consumable Fuels | 14.0%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,623	1,435,977
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,477,366
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,022,218
Comstock Resources, Inc., 6.750%, 03/01/29 (#)	1,500	1,503,359
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,500,588
Kodiak Gas Services LLC, 7.250%, 02/15/29 (#)	1,750	1,810,219
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,436,255
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,702,249
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,242,659
Transocean, Inc., 8.750%, 02/15/30 (#)	1,840	1,892,153
Vital Energy, Inc., 7.875%, 04/15/32 (#)	1,500	1,282,531
		17,305,574

Software | 3.3%
Cloud Software Group, Inc.,
6.500%, 03/31/29 (#)	1,000	1,009,313
9.000%, 09/30/29 (#)	1,000	1,036,525

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

CoreWeave, Inc., 9.250%, 06/01/30 (#)	$2,000	$2,044,667
		4,090,505

Specialty Retail | 6.3%
Asbury Automotive Group, Inc.,
4.500%, 03/01/28	987	973,505
5.000%, 02/15/32 (#)	750	713,601
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.625%, 01/15/29 (#)	500	478,909
6.750%, 01/15/30 (#)	1,500	1,384,202
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	965,262
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,660,016
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,655,670
		7,831,165

Total Corporate Bonds (Cost $122,567,182)		120,211,859

Repurchase Agreements | 1.6%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $1,951,900 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $1,978,984) Proceeds of $1,940,236 (Cost $1,940,000)	1,940	1,940,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  17

Description	Shares	Fair Value

Lazard US High Yield Portfolio (concluded)

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $112,229)	112,229	$112,229

Total Investments | 98.6% (Cost $124,619,411)		$122,264,088

Cash and Other Assets in Excess of Liabilities | 1.4%
		1,779,840

Net Assets | 100.0%		$124,043,928

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 81.4% of net assets of the Portfolio.

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 8.5%

Financial Services | 4.7%
Business Jet Securities LLC, Series 2022-1A, Class A, 4.455%, 06/15/37 (#)	$550	$540,502
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	471	453,376
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	470,744
		1,464,622

Ground Transportation | 1.5%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	496	470,148

Real Estate Management & Development | 2.3%
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 07/17/38 (#)	747	725,783

Total Asset-Backed Securities (Cost $2,529,233)		2,660,553

Corporate Bonds | 31.6%

Aerospace & Defense | 2.3%
Boeing Co., 2.196%, 02/04/26	725	713,684

Automobiles | 6.9%
American Honda Finance Corp., 5.250%, 07/07/26	800	806,716
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	675	659,811
General Motors Financial Co., Inc., 5.000%, 04/09/27	700	704,332
		2,170,859

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  19

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Banks | 14.0%
Bank of America Corp., 2.551% (SOFR+1.050%), 02/04/28 (§)	$1,050	$1,020,486
Citigroup, Inc., 3.887% (SOFR+1.825%), 01/10/28 (§)	1,025	1,015,682
Goldman Sachs Group, Inc., 4.937% (SOFR+1.319%), 04/23/28 (§)	725	730,651
JPMorgan Chase & Co., 1.045% (SOFR+0.800%), 11/19/26 (§)	1,050	1,035,824
Morgan Stanley, 1.593% (SOFR+0.879%), 05/04/27 (§)	625	609,907
		4,412,550

Diversified Telecommunication Services | 2.3%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	713,730

Health Care Providers & Services | 2.1%
HCA, Inc., 4.500%, 02/15/27	675	675,095

Oil, Gas & Consumable Fuels | 2.1%
Energy Transfer LP, 5.500%, 06/01/27	650	661,617

Semiconductors & Semiconductor Equipment | 1.9%
Intel Corp., 3.750%, 08/05/27	600	592,120

Total Corporate Bonds (Cost $9,881,093)		9,939,655

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Mortgage-Backed Securities | 4.4%
COMM Mortgage Trust, Series 2016-787S, Class A 3.545%, 02/10/36 (#)	$700	$687,710
Manhattan West Mortgage Trust, Series 2020-1MW, Class A 2.130%, 09/10/39 (#)	750	709,272

Total Mortgage-Backed Securities (Cost $1,369,160)		1,396,982

U.S. Government Securities | 3.2%
Federal Farm Credit Banks Funding Corp., 4.360%, 10/28/27 (Cost $1,003,816)	1,005	1,003,463

U.S. Treasury Securities | 51.2%
U.S. Treasury Notes,
4.000%, 12/15/27	1,205	1,213,567
4.250%, 01/15/28	8,180	8,285,765
3.875%, 03/15/28	2,380	2,391,435
3.750%, 05/15/28	4,215	4,221,257

Total U.S. Treasury Securities (Cost $15,970,463)		16,112,024

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $75,267)	75,267	75,267

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  21

Description	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

Total Investments | 99.1% (Cost $30,829,032)	$31,187,944

Cash and Other Assets in Excess of Liabilites | 0.9%	298,399

Net Assets | 100.0%	$31,486,343

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 12.9% of net assets of the Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2025.

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Financial Statements

The Lazard Funds, Inc. Abbreviations
June 30, 2025 (N-CSR Item 7) (unaudited)

Security Abbreviations:

REITs	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  23

The Lazard Funds, Inc. Statements of Assets and Liabilities

(N-CSR Item 7) (unaudited)

June 30, 2025	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio

ASSETS
Investments in securities, at fair value	$16,092,896	$122,264,088
Receivables for:
Investments sold	234,454	—
Dividends and interest	40,168	1,982,130
Amount due from Investment Manager (Note 3)	4,732	—
Capital stock sold	—	30,574
Cash collateral pledged for futures contracts	48,800	—
Variation margin on open futures contracts	4,718	—
Total assets	16,425,768	124,276,792

LIABILITIES
Payables for:
Management fees	—	31,752
Accrued professional services	26,612	29,898
Accrued custodian fees	12,716	41,544
Accrued administration fees	9,226	8,893
Accrued registration fees	6,566	4,378
Accrued shareholders’ reports	1,445	23,974
Accrued directors’ fees	1,354	5,065
Accrued distribution fees	32	464
Investments purchased	482,755	—
Capital stock redeemed	—	84,015
Other accrued expenses and payables	2,275	2,881
Total liabilities	542,981	232,864
Net assets	$15,882,787	$124,043,928

NET ASSETS
Paid in capital	$14,220,516	$153,788,123
Distributable earnings (Accumulated loss)	1,662,271	(29,744,195)
Net assets	$15,882,787	$124,043,928

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$31,187,944

—
336,381
51,819
—
—
—
31,576,144

—
26,038
23,371
5,155
5,546
4,082
1,784
—
—
22,829
996
89,801
$31,486,343

$34,009,431
(2,523,088)
$31,486,343

Semi-Annual Financial Statements  25

June 30, 2025	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio

Institutional Shares
Net assets	$15,715,935	$120,986,930
Shares of capital stock outstanding*	1,365,969	6,562,762
Net asset value, offering and redemption price per share	$11.51	$18.44

Open Shares
Net assets	$166,852	$3,044,661
Shares of capital stock outstanding*	14,499	164,392
Net asset value, offering and redemption price per share	$11.51	$18.52

R6 Shares
Net assets	—	$12,337
Shares of capital stock outstanding*	—	667	†
Net asset value, offering and redemption price per share	—	$18.49

Cost of investments in securities	$15,011,385	$124,619,411

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$31,469,109
3,264,765

$9.64

$17,234
1,786

$9.65

—
—

—

$30,829,032

Semi-Annual Financial Statements  27

The Lazard Funds, Inc. Statements of Operations

(N-CSR Item 7) (unaudited)

For the Six Months Ended June 30, 2025	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio

Investment Income (Loss)
Income
Interest	$157,101	$3,801,976
Dividends	34,875	—
Total investment income	191,976	3,801,976
Expenses
Management fees (Note 3)	42,072	336,673
Professional services	23,780	28,163
Custodian fees	19,725	40,464
Registration fees	17,034	19,059
Administration fees	13,659	16,225
Shareholders’ services	4,479	8,594
Directors’ fees and expenses	2,876	8,927
Shareholders’ reports	1,481	14,433
Distribution fees (Open Shares)	196	3,413
Other^	2,784	5,650
Total gross expenses	128,086	481,601
Management fees waived and expenses reimbursed	(75,144)	(140,502)
Total net expenses	52,942	341,099
Net investment income (loss)	139,034	3,460,877
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	373,928	(364,921)
Futures contracts	14,442	—
Total net realized gain (loss)	388,370	(364,921)
Net change in unrealized appreciation (depreciation) on:
Investments	413,579	3,562,191
Futures contracts	62,208	—
Total net change in unrealized appreciation (depreciation)	475,787	3,562,191
Net realized and unrealized gain (loss)	864,157	3,197,270
Net increase (decrease) in net assets resulting from operations	$1,003,191	$6,658,147

^ Includes interest on line of credit of (Note 6)	$84	$207

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$642,101
—
642,101

39,020
23,564
15,055
41,590
10,523
5,477
3,694
2,333
22
184
141,462
(78,825)
62,637
579,464

(13,990)
—
(13,990)

338,387
—
338,387
324,397

$903,861

$—

Semi-Annual Financial Statements  29

The Lazard Funds, Inc. Statements of Changes in Net Assets

(N-CSR Item 7) (unaudited)

	Lazard US Convertibles Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$139,034	$249,253
Net realized gain (loss)	388,370	293,672
Net change in unrealized appreciation (depreciation)	475,787	115,466
Net increase (decrease) resulting from operations	1,003,191	658,391

Distributions to shareholders (Note 2(h))
Net investment income and/or net realized gains
Institutional Shares	(210,172)	(262,142)
Open Shares	(2,040)	(3,170)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(212,212)	(265,312)

Capital stock transactions
Net proceeds from sales
Institutional Shares	3,094,317	3,156,985
Open Shares	7,500	23,605
Net proceeds from reinvestment of distributions
Institutional Shares	209,901	262,142
Open Shares	2,040	3,170
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(1,221,972)	(66,248)
Open Shares	(7,894)	(50,997)
Net increase (decrease) in net assets from capital stock transactions	2,083,892	3,328,657
Total increase (decrease) in net assets	2,874,871	3,721,736
Net assets at beginning of period	13,007,916	9,286,180
Net assets at end of period	$15,882,787	$13,007,916

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$3,460,877	$8,032,265	$579,464	$1,266,080
(364,921)	(3,451,552)	(13,990)	277,495
3,562,191	4,197,418	338,387	(178,523)
6,658,147	8,778,131	903,861	1,365,052

(3,405,615)	(7,946,751)	(579,608)	(1,265,814)
(74,307)	(142,376)	(296)	(631)
(337)	(575)	—	—
(3,480,259)	(8,089,702)	(579,904)	(1,266,445)

10,197,571	9,551,694	1,922,196	7,491,386
379,521	14,539	212	1,001

3,363,820	7,844,390	579,278	1,260,748
68,969	134,336	296	631
337	575	—	—

(17,567,274)	(66,477,399)	(4,654,534)	(5,914,228)
(91,490)	(580,777)	(1,104)	(3,947)

(3,648,546)	(49,512,642)	(2,153,656)	2,835,591
(470,658)	(48,824,213)	(1,829,699)	2,934,198
124,514,586	173,338,799	33,316,042	30,381,844
$124,043,928	$124,514,586	$31,486,343	$33,316,042

Semi-Annual Financial Statements  31

	Lazard US Convertibles Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	1,172,129	855,258
Shares sold	288,380	298,674
Shares issued to shareholders from reinvestment of distributions	19,390	24,397
Shares redeemed	(113,930)	(6,200)
Net increase (decrease)	193,840	316,871
Shares outstanding at end of period	1,365,969	1,172,129

Open Shares
Shares outstanding at beginning of period	14,351	16,707
Shares sold	681	2,143
Shares issued to shareholders from reinvestment of distributions	189	296
Shares redeemed	(722)	(4,795)
Net increase (decrease)	148	(2,356)
Shares outstanding at end of period	14,499	14,351

R6 Shares
Shares outstanding at beginning of period	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

6,793,964	9,501,245	3,489,848	3,192,502
562,834	533,369	201,037	788,819

185,558	437,873	60,317	132,602
(979,594)	(3,678,523)	(486,437)	(624,075)
(231,202)	(2,707,281)	(225,083)	297,346
6,562,762	6,793,964	3,264,765	3,489,848

144,808	168,715	1,848	2,091
20,825	810	22	106

3,786	7,462	31	66
(5,027)	(32,179)	(115)	(415)
19,584	(23,907)	(62)	(243)
164,392	144,808	1,786	1,848

649	617	—	—

18	32	—	—
18	32	—	—
667	649	—	—

Semi-Annual Financial Statements  33

The Lazard Funds, Inc. Financial Highlights (N-CSR Item 7) (unaudited)

LAZARD US CONVERTIBLES PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 12/30/22* to
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22

Institutional Shares
Net asset value, beginning of period	$10.96	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.23	0.27	— (b)
Net realized and unrealized gain (loss)	0.60	0.32	0.74	0.04
Total from investment operations	0.71	0.55	1.01	0.04
Less distributions from:
Net investment income	(0.16)	(0.24)	(0.26)	—
Net realized gains	—	— (b)	(0.14)	—
Total distributions	(0.16)	(0.24)	(0.40)	—
Net asset value, end of period	$11.51	$10.96	$10.65	$10.04
Total Return (c)	6.53%	5.25%	10.18%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,716	$12,851	$9,108	$4,920
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.79%	1.86%	4.59%	3.08%
Net investment income (loss)	1.99%	2.11%	2.55%	-0.75%
Portfolio turnover rate	34%	38%	22%	0%

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 12/30/22* to
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22

Open Shares
Net asset value, beginning of period	$10.97	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.20	0.24	— (b)
Net realized and unrealized gain (loss)	0.59	0.33	0.75	0.04
Total from investment operations	0.68	0.53	0.99	0.04
Less distributions from:
Net investment income	(0.14)	(0.21)	(0.24)	—
Net realized gains	—	— (b)	(0.14)	—
Total distributions	(0.14)	(0.21)	(0.38)	—
Net asset value, end of period	$11.51	$10.97	$10.65	$10.04
Total Return (c)	6.30%	5.08%	9.91%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$167	$157	$178	$100
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.00%	1.00%
Gross expenses	4.68%	4.97%	6.63%	18.24%
Net investment income (loss)	1.73%	1.85%	2.32%	-1.00%
Portfolio turnover rate	34%	38%	22%	0%

†	Unaudited
*	The Portfolio commenced operations on December 30, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  35

LAZARD US HIGH YIELD PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*

Institutional Shares
Net asset value, beginning of period	$17.94	$17.92	$16.93	$19.63	$19.80	$19.68
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.51	0.90	0.76	0.72	0.72	0.80
Net realized and unrealized gain (loss)	0.50	0.03	1.00	(2.69)	(0.17)	0.13
Total from investment operations	1.01	0.93	1.76	(1.97)	0.55	0.93
Less distributions from:
Net investment income	(0.51)	(0.91)	(0.77)	(0.73)	(0.72)	(0.81)
Total distributions	(0.51)	(0.91)	(0.77)	(0.73)	(0.72)	(0.81)
Net asset value, end of period	$18.44	$17.94	$17.92	$16.93	$19.63	$19.80
Total Return (b)	5.71%	5.31%	10.65%	-10.11%	2.86%	4.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$120,987	$121,893	$170,290	$222,884	$299,518	$298,636
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.78%	0.73%	0.70%	0.70%	0.66%	0.67%
Net investment income (loss)	5.66%	5.00%	4.40%	4.06%	3.64%	4.17%
Portfolio turnover rate	6%	49%	26%	7%	30%	26%

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*

Open Shares
Net asset value, beginning of period	$18.02	$18.00	$17.01	$19.72	$19.90	$19.76
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.49	0.86	0.72	0.68	0.67	0.75
Net realized and unrealized gain (loss)	0.50	0.03	1.00	(2.70)	(0.17)	0.15
Total from investment operations	0.99	0.89	1.72	(2.02)	0.50	0.90
Less distributions from:
Net investment income	(0.49)	(0.87)	(0.73)	(0.69)	(0.68)	(0.76)
Total distributions	(0.49)	(0.87)	(0.73)	(0.69)	(0.68)	(0.76)
Net asset value, end of period	$18.52	$18.02	$18.00	$17.01	$19.72	$19.90
Total Return (b)	5.57%	5.05%	10.35%	-10.32%	2.55%	4.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,045	$2,610	$3,038	$2,935	$3,423	$3,733
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	1.15%	1.11%	1.08%	1.06%	1.00%	1.03%
Net investment income (loss)	5.41%	4.78%	4.16%	3.81%	3.39%	3.94%
Portfolio turnover rate	6%	49%	26%	7%	30%	26%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  37

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*

R6 Shares
Net asset value, beginning of period	$18.00	$17.98	$16.99	$19.69	$19.88	$19.76
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.51	0.90	0.77	0.77	0.73	0.81
Net realized and unrealized gain (loss)	0.49	0.03	0.99	(2.72)	(0.18)	0.11
Total from investment operations	1.00	0.93	1.76	(1.95)	0.55	0.92
Less distributions from:
Net investment income	(0.51)	(0.91)	(0.77)	(0.75)	(0.74)	(0.80)
Total distributions	(0.51)	(0.91)	(0.77)	(0.75)	(0.74)	(0.80)
Net asset value, end of period	$18.49	$18.00	$17.98	$16.99	$19.69	$19.88
Total Return (b)	5.66%	5.30%	10.65%	-9.98%	2.80%	4.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12	$12	$11	$1	$1	$1
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	24.34%	28.79%	38.30%	241.56%	231.95%	256.05%
Net investment income (loss)	5.67%	5.04%	4.47%	4.30%	3.66%	4.22%
Portfolio turnover rate	6%	49%	26%	7%	30%	26%

†	Unaudited
*	On November 17, 2020, the Portfolio effected a 1:4 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Financial Statements

LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$9.54	$9.51	$9.44	$9.83	$9.89	$9.77
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18	0.36	0.31	0.12	0.02	0.12
Net realized and unrealized gain (loss)	0.10	0.03	0.08	(0.38)	(0.06)	0.12
Total from investment operations	0.28	0.39	0.39	(0.26)	(0.04)	0.24
Less distributions from:
Net investment income	(0.18)	(0.36)	(0.32)	(0.13)	(0.02)	(0.12)
Total distributions	(0.18)	(0.36)	(0.32)	(0.13)	(0.02)	(0.12)
Net asset value, end of period	$9.64	$9.54	$9.51	$9.44	$9.83	$9.89
Total Return (b)	2.92%	4.21%	4.26%	-2.68%	-0.39%	2.46%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,469	$33,298	$30,362	$58,574	$79,247	$87,746
Ratios to average net assets (c):
Net expenses	0.40%	0.40%	0.40%	0.40%	0.36%	0.40%
Gross expenses	0.89%	0.74%	0.66%	0.51%	0.48%	0.47%
Net investment income (loss)	3.71%	3.81%	3.28%	1.28%	0.22%	1.21%
Portfolio turnover rate	83%	276%	259%	135%	100%	97%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  39

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$9.55	$9.52	$9.45	$9.84	$9.90	$9.78
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.34	0.31	0.10	0.01	0.09
Net realized and unrealized gain (loss)	0.10	0.03	0.06	(0.38)	(0.06)	0.12
Total from investment operations	0.27	0.37	0.37	(0.28)	(0.05)	0.21
Less distributions from:
Net investment income	(0.17)	(0.34)	(0.30)	(0.11)	(0.01)	(0.09)
Total distributions	(0.17)	(0.34)	(0.30)	(0.11)	(0.01)	(0.09)
Net asset value, end of period	$9.65	$9.55	$9.52	$9.45	$9.84	$9.90
Total Return (b)	2.80%	3.95%	3.98%	-2.89%	-0.50%	2.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17	$18	$20	$17	$22	$29
Ratios to average net assets (c):
Net expenses	0.65%	0.65%	0.65%	0.62%	0.48%	0.65%
Gross expenses	27.78%	29.08%	29.63%	28.11%	18.10%	14.74%
Net investment income (loss)	3.47%	3.56%	3.24%	1.06%	0.12%	0.96%
Portfolio turnover rate	83%	276%	259%	135%	100%	97%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Financial Statements

The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2025 (N-CSR Item 7) (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2025, the Fund was comprised of twenty-three no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard US Convertibles Portfolio (“US Convertibles”), the Lazard US High Yield Portfolio (“US High Yield”), and the Lazard US Short Duration Fixed Income Portfolio (“US Short Duration Fixed Income”). The financial statements of other Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Equity securities traded on a securities exchange or market, including exchange-traded option contracts, futures contracts,

Semi-Annual Financial Statements  41

rights and warrants, and exchange-traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team

42  Semi-Annual Financial Statements

also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency

Semi-Annual Financial Statements  43

contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2025, none of the Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

44  Semi-Annual Financial Statements

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2025, the US Convertibles traded in futures contracts.

(e) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different

Semi-Annual Financial Statements  45

money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statements of Assets and Liabilities. On these transactions, the Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

During the period ended June 30, 2025, none of the Portfolios traded in swap agreements.

(f) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities.

46  Semi-Annual Financial Statements

If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2025, none of the Portfolios traded in options transactions.

(g) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

US Convertibles	$—	$—
US High Yield	(4,809,555)	(22,117,848)
US Short Duration Fixed Income	(2,238,225)	(608,451)

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts

US Convertibles	$—
US High Yield	297,333
US Short Duration Fixed Income	289,984

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the Portfolios had no such losses to defer.

Semi-Annual Financial Statements  47

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

US Convertibles	$15,011,385	$1,458,081	$334,400	$1,123,681
US High Yield	124,619,411	1,252,996	3,608,319	(2,355,323)
US Short Duration Fixed Income	30,829,032	360,561	1,649	358,912

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(h) Dividends and Distributions—For US High Yield and US Short Duration Fixed Income, income dividends are normally declared each business day and paid monthly. For US Convertibles, income dividends are declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently in connection with income distributions. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions,

48  Semi-Annual Financial Statements

distribution redesignations, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions, capital loss carryforwards, deemed dividends outstanding, currency straddles and paydown gain/loss. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(i) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Semi-Annual Financial Statements  49

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

US Convertibles	0.60%
US High Yield	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable

50  Semi-Annual Financial Statements

percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

US Convertibles	0.75%	1.00%	N/A	%
US High Yield (a)	0.55	0.80	0.55
US Short Duration Fixed Income (b)	0.40	0.65	N/A
(a)	This agreement will continue in effect until May 1, 2035 for R6 Shares.
(b)	This agreement will continue in effect until May 1, 2035 for Open Shares.

In addition, until May 1, 2026, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess. Further, the Investment Manager will bear the daily expenses incurred in excess of any income produced for US Short Duration Fixed Income.

During the period ended June 30, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

US Convertibles	$41,601	$30,659	$471	$2,413
US High Yield	134,386	—	4,714	—
US Short Duration Fixed Income	38,999	37,518	21	2,287

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

US High Yield	$32	$1,370

Semi-Annual Financial Statements  51

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

52  Semi-Annual Financial Statements

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2025 were as follows:

Portfolio	Purchases	Sales

US Convertibles	$6,097,798	$4,567,917
US High Yield	6,777,438	11,802,357
US Short Duration Fixed Income	3,419,409	3,124,756

	US Government and Treasury Securities
Portfolio	Purchases	Sales

US Short Duration Fixed Income	$21,514,979	$22,329,097

At June 30, 2025, the Investment Manager owned 39.04% of the outstanding shares of US Convertibles.

For the period ended June 30, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2025, the following Portfolios had borrowings under the Agreement as follows:

Semi-Annual Financial Statements  53

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

US High Yield	$274,462	$1,078,760	5.43%	5
*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other

54  Semi-Annual Financial Statements

public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make

Semi-Annual Financial Statements  55

payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.“The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

56  Semi-Annual Financial Statements

(c) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the

Semi-Annual Financial Statements  57

creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(f) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage

58  Semi-Annual Financial Statements

component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

(g) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(h) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

Semi-Annual Financial Statements  59

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(i) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and

60  Semi-Annual Financial Statements

credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Semi-Annual Financial Statements  61

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement.

The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

62  Semi-Annual Financial Statements

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025

US Convertibles Portfolio
Convertible Corporate Bonds*	$—	$13,659,438	$—	$13,659,438
Preferred Stocks*	1,721,756	—	—	1,721,756
Repurchase Agreements	—	670,000	—	670,000
Short-Term Investments	41,702	—	—	41,702
Other Financial Instruments†
Futures Contracts	42,170	—	—	42,170
Total	$1,805,628	$14,329,438	$—	$16,135,066
US High Yield Portfolio
Corporate Bonds*	$—	$120,211,859	$—	$120,211,859
Repurchase Agreements	—	1,940,000	—	1,940,000
Short-Term Investments	112,229	—	—	112,229
Total	$112,229	$122,151,859	$—	$122,264,088
US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$2,660,553	$—	$2,660,553
Corporate Bonds*	—	9,939,655	—	9,939,655
Mortgage-Backed Securities	—	1,396,982	—	1,396,982
U.S. Government Securities	—	1,003,463	—	1,003,463
U.S. Treasury Securities	—	16,112,024	—	16,112,024
Short-Term Investments	75,267	—	—	75,267
Total	$75,267	$31,112,677	$—	$31,187,944
*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain Level 2 securities were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing

Semi-Annual Financial Statements  63

source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

The US Convertibles used derivative instruments, including futures contracts.

The US Convertibles used futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

During the period ended June 30, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Futures contracts:
Average notional value of contracts – long	$800,000*
*	Represents average monthly notional exposure for five months the derivative instrument was open during the period.

64  Semi-Annual Financial Statements

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025:

Assets – Derivative Financial Instruments	Equity Contracts	Interest Rate Contracts	Total

Futures contracts
Unrealized appreciation on futures contracts (a)	$20,546	$21,624	$42,170
(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, is reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in distributable earnings (accumulated loss).

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025 was:

Net Realized Gain (Loss) from:	Equity Contracts	Interest Rate Contracts	Total

Futures contracts	$18,293	$(3,851)	$14,442

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Interest Rate Contracts	Total

Futures contracts	$40,584	$21,624	$62,208

As of June 30, 2025, none of the Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

11. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize

Semi-Annual Financial Statements  65

revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. New Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09 (the “ASU”), amending ASC 740-10-50-12, Income Taxes (Topic 740) – Improvements to Income Tax Disclosure, to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The ASU will be effective for annual reporting periods beginning after December 15, 2024. Management is currently assessing the impact of the ASU on the financial statements and disclosures.

13. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

66  Semi-Annual Financial Statements

The Lazard Funds, Inc. Other Information (N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Semi-Annual Financial Statements  67

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 20, 2025 and June 24, 2025, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 24, 2025 meeting, additional information requested by the Independent Directors at the May 20, 2025 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized

68  Semi-Annual Financial Statements

as each Portfolio grows and whether potential economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2025, the Lazard Funds complex of 29 active funds comprised approximately $18.0 billion of the approximately $227.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the

Semi-Annual Financial Statements  69

relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; each Portfolio’s asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $18.0 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information
ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and the net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment

70  Semi-Annual Financial Statements

Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving all or a portion of each Portfolio’s advisory fees and/or reimbursing certain expenses for each Portfolio. The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2025, as applicable, compared to performance for the same time periods to that of:

●	the Peer Group;

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

Semi-Annual Financial Statements  71

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits
The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2024 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such

72  Semi-Annual Financial Statements

services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 20, 2025 and June 24, 2025 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel

Semi-Annual Financial Statements  73

and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $227.4 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors considered by the Board and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

74  Semi-Annual Financial Statements

The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS026

Lazard Funds

Semi-Annual

Financial Statements

June 30, 2025

Multi-Asset Funds

Lazard Enhanced Opportunities Portfolio
Lazard Opportunistic Strategies Portfolio
Lazard Real Assets Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Enhanced Opportunities Portfolio
36	Lazard Opportunistic Strategies Portfolio
40	Lazard Real Assets Portfolio
48	Abbreviations (N-CSR Item 7)
50	Statements of Assets and Liabilities (N-CSR Item 7)
54	Statements of Operations (N-CSR Item 7)
56	Statements of Changes in Net Assets (N-CSR Item 7)
60	Financial Highlights (N-CSR Item 7)
69	Notes to Financial Statements (N-CSR Item 7)
106	Other Information (N-CSR Item 7)
107	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements   1

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2025 (N-CSR Item 7) (unaudited)

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 0.4%

China | 0.0%
Qifu Technology, Inc. ADR (±)	25	$1,084

Luxembourg | 0.0%
Vinty Holding 5 SA (*), (¢)	18,119,609	9,803

United States | 0.4%
Alphatec Holdings, Inc. (*)	713	7,914
Amphenol Corp., Class A (±)	15	1,481
Applied Digital Corp. (*), (±)	4,316	43,462
AST SpaceMobile, Inc. (*)	2	93
BigBear.ai Holdings, Inc. (*), (±)	6,840	46,444
Bill Holdings, Inc. (*)	27	1,249
Bitdeer Technologies Group, Class A (*), (±)	8,021	92,081
Bloom Energy Corp., Class A (*), (±)	68	1,627
Cytokinetics, Inc. (*)	39	1,289
JetBlue Airways Corp. (*), (±)	223	943
Kite Realty Group Trust	43	974
Lucid Group, Inc. (*), (±)	19,315	40,755
Penguin Solutions, Inc. (*)	345	6,834
Semler Scientific, Inc. (*)	1	39
		245,185

Total Common Stocks (Cost $745,585)		256,072

Description	Security Currency	Principal Amount (000)	Fair Value

Convertible Corporate Bonds | 50.1%

Australia | 1.1%
Flight Centre Travel Group Ltd.:
2.500%, 11/17/27 (**), (±)	AUD	200	$128,767
1.625%, 11/01/28 (**), (±)	AUD	800	513,489
			642,256

The accompanying notes are an integral part of these financial statements.

2   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Austria | 0.2%
ams-OSRAM AG, 2.125%, 11/03/27 (**), (±)	EUR	100	$111,175

Cameroon | 0.4%
Golar LNG Ltd., 2.750%, 12/15/30 (#), (±)	USD	202	207,123

Canada | 0.7%
Rogers Sugar, Inc., 6.000%, 06/30/30	CAD	178	136,583
StorageVault Canada, Inc., 5.000%, 03/31/28 (#), (±)	CAD	342	247,255
			383,838

China | 0.6%
Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/29 (**), (±)	USD	200	254,500
Qifu Technology, Inc., 0.500%, 04/01/30 (#), (±)	USD	106	103,971
			358,471

Israel | 0.1%
Nice Ltd., 0.000%, 09/15/25 (±)	USD	60	59,401

Netherlands | 0.5%
Nebius Group NV, 2.000%, 06/05/29 (#), (±)	USD	18	23,818
Pharming Group NV, 4.500%, 04/25/29 (**), (±)	EUR	200	245,914
			269,732

Singapore | 0.1%
Sea Ltd., 0.250%, 09/15/26 (±)	USD	38	35,929

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   3

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

United Kingdom | 0.7%
Immunocore Holdings PLC, 2.500%, 02/01/30 (±)	USD	66	$57,244
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (**), (±)	EUR	300	349,367
			406,611

United States | 45.7%
A10 Networks, Inc., 2.750%, 04/01/30 (#), (±)	USD	271	291,311
Affirm Holdings, Inc.:
0.000%, 11/15/26 (±)	USD	398	374,717
0.750%, 12/15/29 (#), (±)	USD	50	52,975
Akamai Technologies, Inc.:
0.375%, 09/01/27 (±)	USD	39	37,918
0.250%, 05/15/33 (#), (±)	USD	222	230,325
Alarm.com Holdings, Inc.:
0.000%, 01/15/26 (±)	USD	171	166,725
2.250%, 06/01/29 (±)	USD	90	87,530
Alkami Technology, Inc., 1.500%, 03/15/30 (#), (±)	USD	48	56,616
Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27 (±)	USD	85	110,627
Alphatec Holdings, Inc.:
0.750%, 08/01/26 (±)	USD	242	239,969
0.750%, 03/15/30 (#), (±)	USD	336	341,151
American Water Capital Corp., 3.625%, 06/15/26 (±)	USD	78	78,694
Amyris, Inc., 0.000%, 11/15/26 (¢), («)	USD	938	0
Array Technologies, Inc., 2.875%, 07/01/31 (#), (±)	USD	17	16,861
Bentley Systems, Inc., 0.125%, 01/15/26 (±)	USD	91	90,727
BigBear.ai Holdings, Inc., 6.000%, 12/15/29 (#), (±)	USD	42	87,009

The accompanying notes are an integral part of these financial statements.

4   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Bill Holdings, Inc., 0.000%, 04/01/30 (#), (±)	USD	27	$22,849
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	234	221,141
BlackLine, Inc.:
0.000%, 03/15/26 (±)	USD	57	54,936
1.000%, 06/01/29 (±)	USD	34	36,281
Block, Inc., 0.250%, 11/01/27 (±)	USD	181	162,221
Bridgebio Pharma, Inc., 2.250%, 02/01/29 (±)	USD	114	106,704
Cheesecake Factory, Inc.:
0.375%, 06/15/26 (±)	USD	116	119,364
2.000%, 03/15/30 (#), (±)	USD	390	423,638
Cleanspark, Inc., 0.000%, 06/15/30 (#), (±)	USD	18	17,706
Cloudflare, Inc.:
0.000%, 08/15/26 (±)	USD	71	84,124
0.000%, 06/15/30 (#), (±)	USD	22	23,793
Coinbase Global, Inc., 0.500%, 06/01/26 (±)	USD	111	128,427
Confluent, Inc., 0.000%, 01/15/27 (±)	USD	614	567,950
CONMED Corp., 2.250%, 06/15/27 (±)	USD	89	84,547
Core Scientific, Inc., 3.000%, 09/01/29 (#), (±)	USD	44	75,944
Cracker Barrel Old Country Store, Inc.:
0.625%, 06/15/26 (±)	USD	240	229,800
1.750%, 09/15/30 (#), (±)	USD	510	542,513
CSG Systems International, Inc., 3.875%, 09/15/28 (±)	USD	3	3,394
Danimer Scientific, Inc., 0.000%, 12/15/26 (#), (±), («)	USD	300	3,187
Datadog, Inc., 0.000%, 12/01/29 (#), (±)	USD	9	8,644

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   5

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Dexcom, Inc., 0.250%, 11/15/25 (±)	USD	1,131	$1,113,752
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	306	286,485
Dropbox, Inc., 0.000%, 03/01/26 (±)	USD	819	813,677
Dynavax Technologies Corp., 2.000%, 03/15/30 (#), (±)	USD	129	117,309
Encore Capital Group, Inc., 3.250%, 10/01/25 (±)	USD	405	425,389
Envista Holdings Corp., 1.750%, 08/15/28 (±)	USD	19	17,682
Eos Energy Enterprises, Inc., 6.750%, 06/15/30 (#), (±)	USD	43	48,612
Etsy, Inc.:
0.125%, 10/01/26 (±)	USD	16	15,500
0.125%, 09/01/27 (±)	USD	102	91,162
0.250%, 06/15/28 (±)	USD	433	372,705
1.000%, 06/15/30 (#), (±)	USD	9	8,595
Evergy, Inc., 4.500%, 12/15/27 (±)	USD	45	52,712
Exact Sciences Corp.:
0.375%, 03/15/27 (±)	USD	1	954
0.375%, 03/01/28 (±)	USD	15	13,710
Expedia Group, Inc., 0.000%, 02/15/26 (±)	USD	16	15,592
Fisker, Inc., 0.000%, 09/15/26 (#), (±), («)	USD	772	5,450
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	110	107,580
GameStop Corp.:
0.000%, 04/01/30 (#), (±)	USD	250	270,625
0.000%, 06/15/32 (#), (±)	USD	744	800,544
Groupon, Inc.:
6.250%, 03/15/27 (#), (±)	USD	107	149,361
Series UNRS, 4.875%, 06/30/30	USD	44	45,510

The accompanying notes are an integral part of these financial statements.

6   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Guardant Health, Inc., 0.000%, 11/15/27 (±)	USD	51	$46,379
Guess?, Inc., 3.750%, 04/15/28 (±)	USD	51	48,475
Guidewire Software, Inc., 1.250%, 11/01/29 (#), (±)	USD	48	56,712
Haemonetics Corp., 2.500%, 06/01/29 (±)	USD	18	17,951
Hercules Capital, Inc., 4.750%, 09/01/28 (#), (±)	USD	16	15,504
Hims & Hers Health, Inc., 0.000%, 05/15/30 (#), (±)	USD	82	86,182
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	313	76,294
Integer Holdings Corp., 1.875%, 03/15/30 (#), (±)	USD	90	93,960
Jamf Holding Corp., 0.125%, 09/01/26 (±)	USD	22	20,779
Jazz Investments I Ltd., 2.000%, 06/15/26 (±)	USD	1,087	1,101,403
JBT Marel Corp., 0.250%, 05/15/26 (±)	USD	179	178,481
Lantheus Holdings, Inc., 2.625%, 12/15/27 (±)	USD	21	26,728
LCI Industries:
1.125%, 05/15/26 (±)	USD	134	129,410
3.000%, 03/01/30 (#), (±)	USD	562	564,108
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	694	76,301
3.750%, 02/15/30 (±)	USD	1,080	118,800
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27 (±)	USD	1	1,331
Lucid Group, Inc., 5.000%, 04/01/30 (#), (±)	USD	10	9,178
Lumentum Holdings, Inc.:
0.500%, 12/15/26 (±)	USD	136	160,448
1.500%, 12/15/29	USD	15	23,040

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   7

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Lyft, Inc., 0.625%, 03/01/29 (±)	USD	8	$8,568
MARA Holdings, Inc.:
0.000%, 03/01/30 (#), (±)	USD	9	8,114
2.125%, 09/01/31 (#), (±)	USD	22	23,471
Marriott Vacations Worldwide Corp.:
0.000%, 01/15/26 (±)	USD	60	58,109
3.250%, 12/15/27 (±)	USD	57	53,209
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (#), (±)	USD	91	88,134
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	304	302,327
MGP Ingredients, Inc., 1.875%, 11/15/41 (±)	USD	563	532,739
Microchip Technology, Inc., 0.750%, 06/01/30 (±)	USD	152	150,024
MicroStrategy, Inc.:
0.625%, 03/15/30 (±)	USD	6	16,708
2.250%, 06/15/32 (±)	USD	223	479,785
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	569	559,676
Nutanix, Inc.:
0.250%, 10/01/27 (±)	USD	1	1,412
0.500%, 12/15/29 (#), (±)	USD	44	49,971
Okta, Inc.:
0.125%, 09/01/25 (±)	USD	903	898,485
0.375%, 06/15/26 (±)	USD	88	84,392
ON Semiconductor Corp.:
0.000%, 05/01/27 (±)	USD	100	118,765
0.500%, 03/01/29 (±)	USD	25	23,199
Opendoor Technologies, Inc., 7.000%, 05/15/30 (#), (±)	USD	215	156,413
Pacira BioSciences, Inc., 2.125%, 05/15/29 (±)	USD	77	75,553
PAR Technology Corp., 1.000%, 01/15/30 (#), (±)	USD	44	44,082

The accompanying notes are an integral part of these financial statements.

8   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	688	$651,937
Peloton Interactive, Inc.:
0.000%, 02/15/26 (±)	USD	295	285,412
5.500%, 12/01/29 (±)	USD	27	49,676
Penguin Solutions, Inc., 2.000%, 08/15/30 (#), (±)	USD	3	2,979
Porch Group, Inc., 6.750%, 10/01/28 (#), (±)	USD	54	53,968
PROS Holdings, Inc.:
2.250%, 09/15/27 (±)	USD	41	38,868
2.500%, 07/01/30 (#)	USD	492	532,139
PTC Therapeutics, Inc., 1.500%, 09/15/26 (±)	USD	840	970,725
Q2 Holdings, Inc.:
0.125%, 11/15/25 (±)	USD	18	17,766
0.750%, 06/01/26 (±)	USD	43	51,234
Rapid7, Inc., 0.250%, 03/15/27 (±)	USD	47	43,827
RealReal, Inc., 1.000%, 03/01/28 (±)	USD	116	91,639
Redfin Corp., 0.500%, 04/01/27 (±)	USD	78	70,403
Repay Holdings Corp., 0.000%, 02/01/26 (#), (±)	USD	873	840,262
Rexford Industrial Realty LP, 4.375%, 03/15/27 (#), (±)	USD	87	86,347
Semtech Corp., 1.625%, 11/01/27 (±)	USD	162	233,756
Shake Shack, Inc., 0.000%, 03/01/28 (±)	USD	43	46,144
Shift Technologies, Inc., 0.000%, 05/15/26 (#), (±), («)	USD	850	2,779
Shift4 Payments, Inc., 0.000%, 12/15/25 (±)	USD	353	447,427

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   9

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Snap, Inc.:
0.750%, 08/01/26 (±)	USD	929	$890,706
0.000%, 05/01/27 (±)	USD	190	172,422
0.125%, 03/01/28 (±)	USD	20	17,370
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	487	472,390
Super Micro Computer, Inc.:
3.500%, 03/01/29 (±)	USD	56	58,632
0.000%, 06/15/30 (#), (±)	USD	61	68,564
Teladoc Health, Inc., 1.250%, 06/01/27 (±)	USD	89	82,307
Tempus AI, Inc., 0.750%, 07/15/30 (#)	USD	121	121,000
Terawulf, Inc., 2.750%, 02/01/30 (#), (±)	USD	22	18,688
Travere Therapeutics, Inc., 2.500%, 09/15/25 (±)	USD	275	271,205
Trump Media & Technology Group Corp., 0.000%, 05/29/28 (#), (±)	USD	18	17,100
Uber Technologies, Inc., 0.000%, 05/15/28 (#), (±)	USD	36	38,322
Unity Software, Inc.:
0.000%, 11/15/26 (±)	USD	372	348,192
0.000%, 03/15/30 (#), (±)	USD	31	31,759
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	609	578,550
Verint Systems, Inc., 0.250%, 04/15/26 (±)	USD	424	407,676
Vertex, Inc., 0.750%, 05/01/29 (±)	USD	73	87,638
Viavi Solutions, Inc., 1.625%, 03/15/26 (±)	USD	4	4,045
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	92	82,800
Wayfair, Inc., 3.500%, 11/15/28 (±)	USD	23	31,128

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Western Digital Corp., 3.000%, 11/15/28 (±)	USD	61	$109,647
Xometry, Inc.:
1.000%, 02/01/27 (±)	USD	221	224,315
0.750%, 06/15/30 (#), (±)	USD	352	359,349
Ziff Davis, Inc., 1.750%, 11/01/26 (±)	USD	316	301,385
			25,850,302

Total Convertible Corporate Bonds (Cost $29,815,831)			28,324,838

Corporate Bonds | 0.6%

Brazil | 0.4%
Gol Finance, Inc., 14.375%, 06/06/30 (#), (±)	USD	243	232,980

Colombia | 0.2%
ABRA Global Finance, 14.000%, 10/22/29 (#), (±)	USD	117	88,166

United States | 0.0%
Esc Gcb144a3c7 Gol Equ, 0.000%, 07/15/24 («)	USD	616	0

Total Corporate Bonds (Cost $338,031)			321,146

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   11

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount<	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 0.0%

Call
Etsy, Inc., Expires 07/18/25	MSC	9	$70	$45,144	$45
Porch Group, Inc., Expires 12/19/25	MSC	9	13	10,611	2,385
PROS Holdings, Inc., Expires 07/18/25	MSC	6	15	9,396	720
Sarepta Therapeutics, Inc., Expires 01/16/26	MSC	4	30	6,840	988
Transocean Ltd., Expires 07/11/25	MSC	17	3	4,403	17

Put
Affirm Holdings, Inc., Expires 07/03/25	MSC	9	62	62,226	63
Applied Digital Corp., Expires 07/18/25	MSC	18	5	18,126	18
Bloom Energy Corp., Expires 01/16/26	MSC	3	19	7,176	687
SPDR S&P 500 ETF Trust, Expires 07/18/25	MSC	21	605	1,297,485	6,678

Total Purchased Options (Cost $15,927)					11,601

Description	Security Currency	Principal Amount (000)	Fair Value

U.S. Treasury Securities | 47.4%
U.S. Treasury Bills:
0.000%, 07/01/25 (±)	USD	385	$385,000
0.000%, 07/10/25 (±)	USD	3,410	3,406,426
0.000%, 08/05/25 (±)	USD	2,205	2,195,878
0.000%, 08/07/25 (±)	USD	2,310	2,299,908

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

0.000%, 08/14/25 (±)	USD	2,725	$2,710,658
0.000%, 08/19/25 (±)	USD	2,310	2,296,441
0.000%, 09/11/25 (±)	USD	4,225	4,189,109
0.000%, 09/16/25 (±)	USD	5,530	5,479,790
0.000%, 09/23/25 (±)	USD	3,310	3,277,506
U.S. Treasury Notes, 4.000%, 03/31/30 (±)	USD	525	529,881

Total U.S. Treasury Securities (Cost $26,766,481)			26,770,597

Description	Shares	Fair Value

Warrants | 0.0%

Singapore | 0.0%
Maxeon Solar Technologies Ltd., Expires 01/15/28 (*), (¢)	26,550	$0

United States | 0.0%
Danimer Scientific, Inc., Expires 07/15/25 (*), (±)	19,663	12

Total Warrants (Cost $2,353)		12

Short-Term Investments | 5.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $2,957,332)	2,957,332	2,957,332

Total Investments excluding Securities Sold Short | 103.7% (Cost $60,641,540)		$58,641,598

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Securities Sold Short | (2.5)%

Common Stocks | (2.3)%

Australia | (0.1)%
Flight Centre Travel Group Ltd.	(4,736)	$(38,905)

Cameroon | (0.2)%
Golar LNG Ltd.	(2,136)	(87,982)

Canada | (0.0)%
StorageVault Canada, Inc.	(3,152)	(9,467)

China | (0.3)%
H World Group Ltd. ADR	(1)	(34)
Ping An Insurance Group Co. of China Ltd., Class H	(29,400)	(187,174)
		(187,208)

Netherlands | (0.1)%
Pharming Group NV	(81,143)	(87,039)

United States | (1.6)%
A10 Networks, Inc.	(4,986)	(96,479)
Advanced Energy Industries, Inc.	(2)	(265)
Affirm Holdings, Inc.	(2)	(138)
Akamai Technologies, Inc.	(16)	(1,276)
Alkami Technology, Inc. (±)	(19)	(573)
American Water Works Co., Inc. (±)	(78)	(10,851)
Array Technologies, Inc.	(1,379)	(8,136)
Aurora Innovation, Inc.	(7,194)	(37,697)
Bentley Systems, Inc., Class B	(9)	(486)
BlackLine, Inc.	(22)	(1,246)
Bridgebio Pharma, Inc.	(349)	(15,070)
Carnival Corp.	(24)	(675)
Cleanspark, Inc.	(1,024)	(11,295)
Cloudflare, Inc., Class A	(91)	(17,820)
CONMED Corp.	(5)	(260)

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Core Scientific, Inc. (±)	(3,190)	$(54,453)
CSG Systems International, Inc.	(2)	(131)
Dropbox, Inc., Class A	(22)	(629)
Envista Holdings Corp.	(7)	(137)
Evergy, Inc.	(466)	(32,121)
Exact Sciences Corp.	(41)	(2,179)
Expedia Group, Inc.	(10)	(1,687)
Guidewire Software, Inc.	(129)	(30,373)
Hercules Capital, Inc.	(149)	(2,724)
Hims & Hers Health, Inc.	(495)	(24,676)
Integer Holdings Corp.	(356)	(43,777)
JBT Marel Corp.	(2)	(240)
Lantheus Holdings, Inc.	(111)	(9,086)
LCI Industries	(20)	(1,824)
Liberty Media Corp.-Liberty Formula One, Class C	(9)	(940)
Lumentum Holdings, Inc.	(143)	(13,594)
MACOM Technology Solutions Holdings, Inc.	(23)	(3,296)
MARA Holdings, Inc.	(203)	(3,183)
Microchip Technology, Inc.	(106)	(7,459)
Nutanix, Inc., Class A	(347)	(26,525)
Ormat Technologies, Inc.	(1)	(84)
Pacira BioSciences, Inc.	(1,120)	(26,768)
PAR Technology Corp.	(1)	(69)
Peloton Interactive, Inc., Class A	(4,954)	(34,381)
Q2 Holdings, Inc.	(153)	(14,319)
Shift4 Payments, Inc., Class A	(2,261)	(224,088)
Snowflake, Inc., Class A	(11)	(2,461)
UGI Corp.	(17)	(619)
Unity Software, Inc.	(606)	(14,665)
Western Digital Corp.	(949)	(60,726)
Xometry, Inc., Class A	(1,615)	(54,571)
		(894,052)

Total Common Stocks (Proceeds $1,185,101)		(1,304,653)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   15

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Convertible Corporate Bonds | (0.2)%

United States | (0.2)%
JetBlue Airways Corp., 0.500%, 04/01/26 (Proceeds $98,437)	USD	(116)	$(111,360)

Total Securities Sold Short (Proceeds $1,283,538)			(1,416,013)

Total Investments | 101.2% (Cost and short proceeds $59,358,002) (»)			$57,225,585

Liabilities in Excess of Cash and Other Assets | (1.2)%			(704,545)

Net Assets | 100.0%			$56,521,040

(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. At June 30, 2025, these securities amounted to 2.7% of net assets of the Portfolio.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 14.0% of net assets of the Portfolio.
(«)	Issue in default.
<	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at June 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	514,856	AUD	800,000	SSB	09/25/25	$—	$12,589
USD	327,437	CAD	448,000	SSB	09/25/25	—	2,948
USD	672,163	EUR	580,000	SSB	09/25/25	—	14,880
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$—	$30,417

Written Options at June 30, 2025:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount<	Premiums	Fair Value

Put
SPDR S&P 500 ETF Trust	MSC	21	$595	7/18/25	$1,297,485	$5,343	$(3,822)

<	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Total Return Swap Agreements open at June 30, 2025:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

Long Position Contract

USD	BNP	$43,517	11/17/25	A10 Networks, Inc., 2.750%, 04/01/30	4.33%	$1,444	$—

USD	BNP	99,431	11/17/25	Advanced Energy Industries, Inc., 2.500%, 09/15/28	4.33	8,403	—

USD	BNP	346,899	11/17/25	Affirm Holdings, Inc., 0.000%, 11/15/26	4.33	5,665	—

USD	BNP	337,402	11/17/25	Affirm Holdings, Inc., 0.750%, 12/15/29	4.33	28,180	—

USD	BNP	413,040	11/17/25	Akamai Technologies, Inc., 0.250%, 05/15/33	4.33	4,204	—

USD	NIP	702,086	11/30/27	Akamai Technologies, Inc., 0.375%, 09/01/27	4.33	—	7,702

USD	NIP	583,822	11/30/27	Akamai Technologies, Inc., 1.125%, 02/15/29	4.33	—	9,274

USD	BNP	67,043	11/17/25	Alarm.com Holdings, Inc., 2.250%, 06/01/29	4.33	—	1,151

USD	NIP	2,097,551	11/30/27	Alibaba Group Holding Ltd., 0.500%, 06/01/31	4.33	—	223,187

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   17

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$355,754	11/17/25	Alkami Technology, Inc., 1.500%, 03/15/30	4.33%	$14,611	$—

USD	BNP	54,057	11/17/25	Alliant Energy Corp., 3.875%, 03/15/26	4.33	—	523

USD	BNP	330,440	11/17/25	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27	4.33	39,484	—

USD	BNP	471,682	11/17/25	American Water Capital Corp., 3.625%, 06/15/26	4.33	—	13,647

USD	NIP	122,770	11/30/27	Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	4.33	—	15,668

USD	BNP	583,768	11/17/25	ANI Pharmaceuticals, Inc., 2.250%, 09/01/29	4.33	51,470	—

USD	NIP	264,521	11/30/27	Applied Digital Corp., 2.750%, 06/01/30	4.33	—	32,504

USD	BNP	241,676	11/17/25	Applied Optoelectronics, Inc., 2.750%, 01/15/30	4.33	—	18,579

USD	BNP	233,131	11/17/25	AST SpaceMobile, Inc., 4.250%, 03/01/32	4.33	10,835	—

USD	BNP	328,722	11/17/25	Astronics Corp., 5.500%, 03/15/30	4.33	168,739	—

USD	BNP	296,136	11/17/25	B2Gold Corp., 2.750%, 02/01/30	4.33	22,492	—

USD	BNP	124,626	11/17/25	Bentley Systems, Inc., 0.125%, 01/15/26	4.33	606	—

USD	NIP	318,938	11/30/27	Bentley Systems, Inc., 0.375%, 07/01/27	4.33	7,183	—

USD	BNP	64,798	11/17/25	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	4.33	59,223	—

USD	BNP	—	11/17/25	BigBear.ai Holdings, Inc.	4.33	3,708	—

USD	NIP	—	11/28/25	BigBear.ai Holdings, Inc.	4.33	3,836	—

USD	NIP	67,931	11/30/27	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	4.33	66,463	—

USD	BNP	417,904	01/30/25	Bill Holdings, Inc., 0.000%, 04/01/30	4.33	—	1,283

USD	BNP	140,466	11/17/25	BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27	4.33	—	256

USD	NIP	90,079	11/30/27	Bitdeer Technologies Group, 5.250%, 12/01/29	4.33	—	1,688

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$219,460	11/17/25	BlackLine, Inc., 1.000%, 06/01/29	4.33%	$11,383	$—

USD	BNP	743,994	11/17/25	Bloom Energy Corp., 3.000%, 06/01/28	4.33	23,684	—

USD	BNP	286,175	11/17/25	Bloom Energy Corp., 3.000%, 06/01/29	4.33	43,287	—

USD	NIP	537,945	11/30/27	Box, Inc., 0.000%, 01/15/26	4.33	—	2,877

USD	NIP	124,020	11/30/27	Bridgebio Pharma, Inc., 1.750%, 03/01/31	4.33	8,732	—

USD	NIP	704,070	11/30/27	Bridgebio Pharma, Inc., 2.500%, 03/15/27	4.33	27,748	—

USD	BNP	43,362	11/17/25	Capital Southwest Corp., 5.125%, 11/15/29	4.33	—	71

USD	NIP	1,486,287	11/30/27	Carnival Corp., 5.750%, 12/01/27	4.33	496,362	—

USD	BNP	392,603	11/17/25	Cheesecake Factory, Inc., 2.000%, 03/15/30	4.33	36,999	—

USD	BNP	124,010	11/17/25	Cheesecake Factory, Inc., 0.375%, 06/15/26	4.33	4,083	—

USD	BNP	15,388	11/17/25	Chefs’ Warehouse, Inc., 2.375%, 12/15/28	4.33	156	—

USD	BNP	22,842	11/17/25	Cloudflare, Inc., 0.000%, 06/15/30	4.33	913	—

USD	NIP	1,175,365	11/30/27	Cloudflare, Inc., 0.000%, 08/15/26	4.33	125,930	—

USD	NIP	49,994	11/30/27	CMS Energy Corp., 3.375%, 05/01/28	4.33	—	2,240

USD	BNP	284,989	11/17/25	Coinbase Global, Inc., 0.250%, 04/01/30	4.33	70,245	—

USD	NIP	1,112,395	11/30/27	Coinbase Global, Inc., 0.500%, 06/01/26	4.33	149,055	—

USD	BNP	731,349	11/17/25	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	4.33	—	55,137

USD	BNP	982,036	11/17/25	CONMED Corp., 2.250%, 06/15/27	4.33	10,269	—

USD	BNP	59,292	11/17/25	Core Scientific, Inc., 3.000%, 09/01/29	4.33	18,124	—

USD	BNP	15,560	11/17/25	Core Scientific, Inc., 0.000%, 06/15/31	4.33	2,925	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   19

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$230,798	11/17/25	Cracker Barrel Old Country Store, Inc., 1.750%, 09/15/30	4.33%	$8,166	$—

USD	BNP	102,552	11/17/25	CSG Systems International, Inc., 3.875%, 09/15/28	4.33	4,501	—

USD	BNP	247,460	11/17/25	Cytokinetics, Inc., 3.500%, 07/01/27	4.33	—	11,499

USD	BNP	8,536	11/17/25	Datadog, Inc., 0.000%, 12/01/29	4.33	97	—

USD	BNP	1,257,517	11/17/25	Dayforce, Inc., 0.250%, 03/15/26	4.33	6,762	—

USD	BNP	275,382	11/17/25	Dexcom, Inc., 0.375%, 05/15/28	4.33	2,823	—

USD	BNP	987,121	11/17/25	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	4.33	104,965	—

USD	BNP	132,707	11/17/25	DraftKings Holdings, Inc., 0.000%, 03/15/28	4.33	1,676	—

USD	BNP	511,526	11/17/25	Dropbox, Inc., 0.000%, 03/01/28	4.33	10,551	—

USD	BNP	295,590	11/17/25	Duke Energy Corp., 4.125%, 04/15/26	4.33	—	2,902

USD	BNP	161,220	11/17/25	Dynavax Technologies Corp., 2.000%, 03/15/30	4.33	—	3,514

USD	BNP	801,981	11/17/25	Encore Capital Group, Inc., 4.000%, 03/15/29	4.33	—	62,689

USD	BNP	16,849	11/17/25	Enovis Corp., 3.875%, 10/15/28	4.33	—	83

USD	BNP	18,209	11/17/25	Enphase Energy, Inc., 0.000%, 03/01/28	4.33	—	390

USD	BNP	19,100	11/17/25	Envista Holdings Corp., 1.750%, 08/15/28	4.33	361	—

USD	BNP	69,082	01/20/25	Etsy, Inc., 0.125%, 10/01/26	4.33	—	597

USD	BNP	116,317	11/17/25	Etsy, Inc., 0.125%, 09/01/27	4.33	2,053	—

USD	BNP	77,033	11/17/25	Etsy, Inc., 1.000%, 06/15/30	4.33	—	1,722

USD	NIP	360,965	11/30/27	Evergy, Inc., 4.500%, 12/15/27	4.33	—	4,862

USD	BNP	120,021	11/17/25	Evolent Health, Inc., 3.500%, 12/01/29	4.33	683	—

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$179,683	01/30/25	Exact Sciences Corp., 2.000%, 03/01/30	4.33%	$1,307	$—

USD	NIP	582,007	11/30/27	Exact Sciences Corp., 0.375%, 03/01/28	4.33	15,323	—

USD	NIP	907,801	11/30/27	Exact Sciences Corp., 0.375%, 03/15/27	4.33	14,063	—

USD	NIP	82,985	11/30/27	Exact Sciences Corp., 1.750%, 04/15/31	4.33	—	526

USD	BNP	749,661	11/17/25	Expedia Group, Inc., 0.000%, 02/15/26	4.33	—	17,051

USD	BNP	230,055	11/17/25	EZCORP, Inc., 3.750%, 12/15/29	4.33	24,818	—

USD	NIP	248,191	11/30/27	FARO Technologies, Inc., 5.500%, 02/01/28	4.33	27,867	—

USD	BNP	18,719	11/17/25	Fastly, Inc., 7.750%, 06/01/28	4.33	—	872

USD	BNP	99,990	11/17/25	Five9, Inc., 1.000%, 03/15/29	4.33	—	383

USD	BNP	1,250,170	11/17/25	Ford Motor Co., 0.000%, 03/15/26	4.33	15,280	—

USD	BNP	183,036	11/17/25	Fortuna Mining Corp., 3.750%, 06/30/29	4.33	31,847	—

USD	BNP	212,761	11/17/25	GameStop Corp., 0.000%, 06/15/32	4.33	10,863	—

USD	BNP	292,287	11/17/25	GameStop Corp., 0.000%, 04/01/30	4.33	—	38,070

USD	BNP	811,119	11/17/25	Greenbrier Cos., Inc., 2.875%, 04/15/28	4.33	—	49,807

USD	BNP	1,054,904	11/17/25	Guardant Health, Inc., 0.000%, 11/15/27	4.33	34,566	—

USD	BNP	100,205	11/17/25	Guardant Health, Inc., 1.250%, 02/15/31	4.33	2,359	—

USD	BNP	196,775	11/17/25	Guess?, Inc., 3.750%, 04/15/28	4.33	4,873	—

USD	BNP	171,246	11/17/25	Guidewire Software, Inc., 1.250%, 11/01/29	4.33	—	2,690

USD	NIP	203,174	11/30/27	H World Group Ltd., 3.000%, 05/01/26	4.33	—	14,441

USD	BNP	60,019	11/17/25	Halozyme Therapeutics, Inc., 1.000%, 08/15/28	4.33	—	8,935

USD	BNP	538,938	11/17/25	Halozyme Therapeutics, Inc., 0.250%, 03/01/27	4.33	—	5,878

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   21

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$46,045	11/17/25	Hercules Capital, Inc., 4.750%, 09/01/28	4.33%	$—	$700

USD	NIP	234,431	11/30/27	Impinj, Inc., 1.125%, 05/15/27	4.33	18,253	—

USD	BNP	401,191	11/17/25	Innoviva, Inc., 2.125%, 03/15/28	4.33	5,106	—

USD	BNP	103,613	11/17/25	Integer Holdings Corp., 1.875%, 03/15/30	4.33	343	—

USD	BNP	639,616	11/17/25	InterDigital, Inc., 3.500%, 06/01/27	4.33	80,561	—

USD	NIP	53,114	11/30/27	Ionis Pharmaceuticals, Inc., 1.750%, 06/15/28	4.33	2,505	—

USD	BNP	274,031	11/17/25	Itron, Inc.	4.33	24,488	—

USD	BNP	654,840	11/17/25	JD.com, Inc., 0.250%, 06/01/29	4.33	—	48,883

USD	BNP	65,568	11/17/25	JetBlue Airways Corp., 2.500%, 09/01/29	4.33	—	25,281

USD	NIP	46,698	11/30/27	Kite Realty Group LP, 0.750%, 04/01/27	4.33	846	—

USD	BNP	824,567	11/17/25	Lantheus Holdings, Inc., 2.625%, 12/15/27	4.33	—	77,023

USD	BNP	698,339	11/17/25	Liberty Media Corp., 2.375%, 09/30/53	4.33	32,492	—

USD	BNP	48,569	11/17/25	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	4.33	4,483	—

USD	BNP	17,225	11/17/25	LivaNova PLC	4.33	1,067	—

USD	BNP	259,273	11/17/25	Lumentum Holdings, Inc., 1.500%, 12/15/29	4.33	77,535	—

USD	BNP	338,772	11/17/25	Lumentum Holdings, Inc., 0.500%, 06/15/28	4.33	30,113	—

USD	BNP	1,323,575	11/17/25	Lumentum Holdings, Inc., 0.500%, 12/15/26	4.33	127,845	—

USD	BNP	471,058	11/17/25	Lyft, Inc., 0.625%, 03/01/29	4.33	9,943	—

USD	NIP	317,021	11/30/27	MACOM Technology Solutions Holdings, Inc., 0.000%, 12/15/29	4.33	23,109	—

USD	NIP	417,192	11/30/27	MACOM Technology Solutions Holdings, Inc., 0.250%, 03/15/26	4.33	116,311	—

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$8,870	11/30/27	MARA Holdings, Inc., 0.000%, 03/01/30	4.33%	$—	$791

USD	BNP	1,067,613	11/17/25	Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	4.33	7,662	—

USD	BNP	231,865	11/17/25	Marriott Vacations Worldwide Corp., 3.250%, 12/15/27	4.33	—	3,218

USD	BNP	919,373	11/17/25	Match Group Financeco 2, Inc., 0.875%, 06/15/26	4.33	21,940	—

USD	BNP	440,939	11/17/25	Match Group Financeco 3, Inc., 2.000%, 01/15/30	4.33	6,460	—

USD	BNP	180,559	11/17/25	Merit Medical Systems, Inc., 3.000%, 02/01/29	4.33	—	4,637

USD	NIP	17,782	11/30/27	Meritage Homes Corp.	4.33	—	333

USD	NIP	544,571	11/30/27	Microchip Technology, Inc.	4.33	18,871	—

USD	NIP	22,754	11/30/27	MicroStrategy, Inc., 0.625%, 03/15/30	4.33	27,284	—

USD	NIP	25,952	11/30/27	MicroStrategy, Inc.	4.33	—	235

USD	NIP	852,191	11/30/27	Middleby Corp., 1.000%, 09/01/25	4.33	—	5,747

USD	BNP	86,856	11/17/25	Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29	4.33	12,214	—

USD	BNP	39,478	11/17/25	MKS, Inc., 1.250%, 06/01/30	4.33	4,925	—

USD	BNP	760,214	11/17/25	NCL Corp. Ltd., 2.500%, 02/15/27	4.33	—	9,721

USD	BNP	383,450	11/17/25	NCL Corp. Ltd., 1.125%, 02/15/27	4.33	7,241	—

USD	BNP	17,446	11/17/25	NCL Corp. Ltd., 0.875%, 04/15/30	4.33	1,818	—

USD	BNP	419,731	11/17/25	Nebius Group NV, 2.000%, 06/05/29	4.33	35,853	—

USD	BNP	157,976	11/17/25	Nebius Group NV, 3.000%, 06/05/31	4.33	14,598	—

USD	BNP	116,795	11/17/25	Nutanix, Inc., 0.500%, 12/15/29	4.33	3,254	—

USD	BNP	783,455	11/17/25	Nutanix, Inc., 0.250%, 10/01/27	4.33	2,757	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   23

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$489,935	11/17/25	ON Semiconductor Corp., 0.000%, 05/01/27	4.33%	$55,796	$—

USD	BNP	561,765	11/17/25	ON Semiconductor Corp., 0.500%, 03/01/29	4.33	27,435	—

USD	BNP	193,294	11/17/25	Ormat Technologies, Inc., 2.500%, 07/15/27	4.33	8,637	—

USD	BNP	570,378	11/17/25	OSI Systems, Inc., 2.250%, 08/01/29	4.33	46,898	—

USD	BNP	484,124	11/17/25	Pacira BioSciences, Inc., 0.750%, 08/01/25	4.33	3,744	—

USD	BNP	225,976	11/17/25	Pacira BioSciences, Inc., 2.125%, 05/15/29	4.33	—	257

USD	BNP	64,284	11/17/25	Pagaya Technologies Ltd., 6.125%, 10/01/29	4.33	27,766	—

USD	BNP	57,131	11/17/25	PagerDuty, Inc., 1.500%, 10/15/28	4.33	—	1,841

USD	BNP	51,425	11/17/25	PAR Technology Corp., 1.000%, 01/15/30	4.33	2,456	—

USD	NIP	243,579	11/30/27	PAR Technology Corp., 1.500%, 10/15/27	4.33	2,433	—

USD	NIP	76,926	11/30/27	PAR Technology Corp., 2.875%, 04/15/26	4.33	—	8,213

USD	BNP	148,231	11/17/25	Parsons Corp., 2.625%, 03/10/29	4.33	907	—

USD	BNP	577,013	11/17/25	Peloton Interactive, Inc., 5.500%, 12/01/29	4.33	24,698	—

USD	BNP	613,785	11/17/25	Penguin Solutions, Inc., 2.000%, 02/01/29	4.33	—	826

USD	BNP	579,837	11/17/25	Penguin Solutions, Inc., 2.000%, 08/15/30	4.33	—	4,402

USD	BNP	278,431	11/17/25	PG&E Corp., 4.250%, 12/01/27	4.33	—	18,987

USD	BNP	22,730	11/17/25	Porch Group Inc., 6.750%, 10/01/28	4.33	—	47

USD	BNP	67,096	11/17/25	Porch Group, Inc., 6.750%, 10/01/28	4.33	2,862	—

USD	BNP	86,161	11/17/25	Progress Software Corp., 1.000%, 04/15/26	4.33	6,679	—

USD	BNP	698,134	11/17/25	Progress Software Corp., 3.500%, 03/01/30	4.33	27,397	—

USD	BNP	64,326	11/17/25	PROS Holdings, Inc., 2.250%, 09/15/27	4.33	92	—

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$469,458	11/17/25	Q2 Holdings, Inc., 0.125%, 11/15/25	4.33%	$596	$—

USD	BNP	817,927	11/17/25	Q2 Holdings, Inc., 0.750%, 06/01/26	4.33	—	31,445

USD	BNP	6,964	11/17/25	Redfin Corp., 0.500%, 04/01/27	4.33	1,129	—

USD	BNP	64,358	11/17/25	Repay Holdings Corp., 2.875%, 07/15/29	4.33	—	9,887

USD	NIP	449,371	11/30/27	Repligen Corp., 1.000%, 12/15/28	4.33	—	18,049

USD	BNP	91,009	11/17/25	Rubrik, Inc., 0.000%, 06/15/30	4.33	286	—

USD	NIP	44,890	11/30/27	Rubrik, Inc., 0.000%, 06/15/30	4.33	202	—

USD	BNP	2,045,117	11/17/25	Sea Ltd., 2.375%, 12/01/25	4.33	310,136	—

USD	NIP	307,430	01/30/25	Seagate HDD Cayman, 3.500%, 06/01/28	4.33	18,312	—

USD	BNP	9,310	11/17/25	Semler Scientific, Inc., 4.250%, 08/01/30	4.33	—	2,033

USD	NIP	545,258	11/30/27	Semtech Corp., 1.625%, 11/01/27	4.33	65,948	—

USD	BNP	278,950	11/17/25	Shift4 Payments, Inc., 0.500%, 08/01/27	4.33	5,015	—

USD	BNP	1,271,078	11/17/25	Shift4 Payments, Inc., 0.000%, 12/15/25	4.33	—	36,914

USD	BNP	1,355,511	11/17/25	Shopify, Inc., 0.125%, 11/01/25	4.33	—	11,841

USD	BNP	130,711	11/17/25	Silvercorp Metals, Inc., 4.750%, 12/15/29	4.33	29,603	—

USD	NIP	541,204	11/30/27	Sirius XM Holdings, Inc., 3.750%, 03/15/28	4.33	—	12,011

USD	BNP	366,738	11/17/25	Snowflake, Inc., 0.000%, 10/01/29	4.33	27,789	—

USD	BNP	1,597,724	11/17/25	Snowflake, Inc., 0.000%, 10/01/27	4.33	383,156	—

USD	BNP	1,632,696	11/17/25	SoFi Technologies, Inc., 1.250%, 03/15/29	4.33	273,407	—

USD	BNP	193,993	11/17/25	SoFi Technologies, Inc., 0.000%, 10/15/26	4.33	9,310	—

USD	NIP	72,798	11/30/27	Solaris Energy Infrastructure, Inc., 4.750%, 05/01/30	4.33	11,301	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   25

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$306,557	11/30/27	Southern Co., 4.500%, 06/15/27	4.33%	$—	$6,076

USD	NIP	61,389	11/30/27	Sphere Entertainment Co., 3.500%, 12/01/28	4.33	1,666	—

USD	NIP	510,693	11/30/27	Spotify USA, Inc., 0.000%, 03/15/26	4.33	92,771	—

USD	BNP	21,312	11/17/25	SSR Mining, Inc., 2.500%, 04/01/39	4.33	1,428	—

USD	BNP	460,546	11/17/25	Super Micro Computer, Inc., 2.250%, 07/15/28	4.33	35,052	—

USD	BNP	379,049	11/17/25	Super Micro Computer, Inc., 3.500%, 03/01/29	4.33	19,603	—

USD	BNP	308,239	11/17/25	Super Micro Computer, Inc., 0.000%, 06/15/30	4.33	14,192	—

USD	BNP	295,604	11/17/25	Tandem Diabetes Care, Inc., 1.500%, 03/15/29	4.33	—	29,456

USD	NIP	319,091	11/30/27	Tetra Tech, Inc., 2.250%, 08/15/28	4.33	14,911	—

USD	BNP	531,858	11/17/25	TransMedics Group, Inc., 1.500%, 06/01/28	4.33	172,498	—

USD	BNP	238,024	11/17/25	Transocean, Inc., 4.625%, 09/30/29	4.33	—	59,651

USD	NIP	6,719	11/30/27	Travere Therapeutics, Inc., 2.250%, 03/01/29	4.33	3,761	—

USD	BNP	1,106,912	11/17/25	Trip.com Group Ltd., 0.750%, 06/15/29	4.33	—	66,537

USD	NIP	129,285	11/30/27	Trump Media & Technology Group Corp., 0.000%, 05/29/28	4.33	1,566	—

USD	NIP	881,612	11/30/27	Tyler Technologies, Inc., 0.250%, 03/15/26	4.33	28,133	—

USD	BNP	123,471	11/17/25	Uber Technologies, Inc., 0.875%, 12/01/28	4.33	7,698	—

USD	BNP	1,038,042	11/17/25	Uber Technologies, Inc., 0.000%, 12/15/25	4.33	101,879	—

USD	BNP	153,934	11/17/25	Uber Technologies, Inc., 0.000%, 05/15/28	4.33	—	6,428

USD	NIP	601,862	11/30/27	UGI Corp.	4.33	38,890	—

USD	BNP	30,218	11/17/25	Unity Software, Inc., 0.000%, 03/15/30	4.33	2,437	—

USD	BNP	1,186,518	11/17/25	Upstart Holdings, Inc., 2.000%, 10/01/29	4.33	—	163,201

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$30,907	11/17/25	Upstart Holdings, Inc., 0.250%, 08/15/26	4.33%	$310	$—

USD	NIP	661,162	11/30/27	Veeco Instruments, Inc., 2.875%, 06/01/29	4.33	—	83,315

USD	NIP	62,649	11/30/27	Ventas Realty LP, 3.750%, 06/01/26	4.33	—	4,190

USD	BNP	15,107	11/17/25	Verint Systems, Inc., 0.250%, 04/15/26	4.33	212	—

USD	NIP	419,227	11/30/27	Vertex, Inc., 0.750%, 05/01/29	4.33	—	20,891

USD	BNP	5,238	11/17/25	Viavi Solutions, Inc., 1.625%, 03/15/26	4.33	—	204

USD	BNP	689,354	11/17/25	Vishay Intertechnology, Inc., 2.250%, 09/15/30	4.33	—	10,866

USD	BNP	383,025	01/30/25	Wayfair, Inc., 3.500%, 11/15/28	4.33	54,341	—

USD	BNP	437,931	11/17/25	Wayfair, Inc., 3.250%, 09/15/27	4.33	44,594	—

USD	BNP	409,029	11/17/25	WEC Energy Group, Inc., 4.375%, 06/01/27	4.33	—	14,511

USD	BNP	707,145	11/17/25	Western Digital Corp., 3.000%, 11/15/28	4.33	155,103	—

USD	NIP	1,016,189	11/30/27	Western Digital Corp., 3.000%, 11/15/28	4.33	281,683	—

USD	BNP	236,575	11/17/25	Winnebago Industries, Inc., 3.250%, 01/01/30	4.33	—	8,237

USD	BNP	941,981	11/17/25	WisdomTree, Inc., 3.250%, 08/15/29	4.33	22,016	—

USD	NIP	65,417	11/30/27	Workiva, Inc., 1.250%, 08/15/28	4.33	—	619

USD	BNP	164,927	11/17/25	Xometry, Inc., 1.000%, 02/01/27	4.33	—	2,903

USD	BNP	329,155	11/17/25	Ziff Davis, Inc., 3.625%, 03/01/28	4.33	—	2,442

Short Position Contract

USD	BNP	68,403	07/05/25	A10 Networks, Inc.	4.33	—	8,502

USD	BNP	49,032	07/05/25	Advanced Energy Industries, Inc.	4.33	—	9,893

USD	BNP	190,843	07/05/25	Affirm Holdings, Inc.	4.33	—	42,274

USD	BNP	424,852	07/05/25	Akamai Technologies, Inc.	4.33	—	9,057

USD	NIP	299,096	11/30/27	Akamai Technologies, Inc.	4.33	—	381

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   27

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$51,378	07/05/25	Alarm.com Holdings, Inc.	4.33%	$2,561	$—

USD	NIP	1,479,176	11/30/27	Alibaba Group Holding Ltd.	4.33	163,210	—

USD	BNP	231,245	07/05/25	Alkami Technology, Inc.	4.33	—	16,241

USD	BNP	19,505	07/05/25	Alliant Energy Corp.	4.33	—	88

USD	BNP	261,584	07/05/25	Alnylam Pharmaceuticals, Inc.	4.33	—	41,368

USD	BNP	9,384	07/05/25	Alphatec Holdings, Inc.	4.33	484	—

USD	NIP	216,267	11/30/27	Alphatec Holdings, Inc.	4.33	1,632	—

USD	BNP	71,906	07/05/25	American Water Works Co., Inc.	4.33	1,223	—

USD	BNP	3,761	07/05/25	Amphastar Pharmaceuticals, Inc.	4.33	355	—

USD	NIP	9,618	11/30/27	Amphastar Pharmaceuticals, Inc.	4.33	1,476	—

USD	BNP	1,375	07/05/25	Amphenol Corp.	4.33	—	104

USD	BNP	333,191	07/05/25	ANI Pharmaceuticals, Inc.	4.33	—	19,527

USD	BNP	5,347	07/05/25	Applied Digital Corp.	4.33	—	4,195

USD	NIP	229,794	11/30/27	Applied Digital Corp.	4.33	32,440	—

USD	BNP	96,626	07/05/25	Applied Optoelectronics, Inc.	4.33	—	8,287

USD	NIP	3,680	11/30/27	Applied Optoelectronics, Inc.	4.33	—	212

USD	BNP	510	07/05/25	Array Technologies, Inc.	4.33	38	—

USD	BNP	177,257	07/05/25	AST SpaceMobile, Inc.	4.33	—	6,414

USD	BNP	221,093	07/05/25	Astronics Corp.	4.33	—	141,797

USD	NIP	2,928	11/30/27	Astronics Corp.	4.33	—	2,419

USD	BNP	31,786	07/05/25	Aurora Innovation, Inc.	4.33	2,048	—

USD	BNP	189,110	07/05/25	B2Gold Corp.	4.33	—	18,990

USD	BNP	55,818	07/05/25	Bentley Systems, Inc.	4.33	—	5,310

USD	NIP	20,072	11/30/27	Bentley Systems, Inc.	4.33	—	2,713

USD	BNP	73,257	07/05/25	BigBear.ai Holdings, Inc.	4.33	—	119,857

USD	BOA	18,481	07/06/25	BigBear.ai Holdings, Inc.	4.33	—	31,873

USD	NIP	51,978	11/30/27	BigBear.ai Holdings, Inc.	4.33	—	50,896

USD	BNP	97,323	07/05/25	Bill Holdings, Inc.	4.33	—	1,898

USD	BNP	4,217	07/05/25	Bitdeer Technologies Group	4.33	—	489

USD	NIP	168,109	11/30/27	Bitdeer Technologies Group	4.33	24,002	—

USD	BNP	118,269	07/05/25	BlackLine, Inc.	4.33	—	14,911

USD	BNP	642,547	07/05/25	Bloom Energy Corp.	4.33	—	111,338

USD	BNP	70,606	07/05/25	Box, Inc.	4.33	—	277

USD	NIP	437,699	11/30/27	Box, Inc.	4.33	—	6,609

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$46,263	07/05/25	Bridgebio Pharma, Inc.	4.33%	$—	$3,856

USD	NIP	392,363	11/30/27	Bridgebio Pharma, Inc.	4.33	—	47,378

USD	BNP	16,142	07/05/25	Capital Southwest Corp.	4.33	—	1,040

USD	BNP	180,487	07/05/25	Carnival Corp.	4.33	—	25,596

USD	NIP	1,036,454	11/30/27	Carnival Corp.	4.33	—	511,603

USD	BNP	468,113	07/05/25	Cheesecake Factory, Inc.	4.33	—	90,016

USD	NIP	11,965	11/30/27	Cheesecake Factory, Inc.	4.33	—	1,216

USD	BNP	12,239	07/05/25	Chefs’ Warehouse, Inc.	4.33	—	415

USD	BNP	283	07/05/25	Cleanspark, Inc.	4.33	—	26

USD	BNP	236,487	07/05/25	Cloudflare, Inc.	4.33	—	23,785

USD	NIP	347,206	11/30/27	Cloudflare, Inc.	4.33	—	137,933

USD	BNP	142	07/05/25	CMS Energy Corp.	4.33	4	—

USD	NIP	23,741	11/30/27	CMS Energy Corp.	4.33	1,582	—

USD	BNP	350,424	07/05/25	Coinbase Global, Inc.	4.33	—	77,901

USD	NIP	312,188	11/30/27	Coinbase Global, Inc.	4.33	—	138,295

USD	BNP	344,843	07/05/25	Collegium Pharmaceutical, Inc.	4.33	4,925	—

USD	BNP	4,060	07/05/25	Confluent, Inc.	4.33	—	272

USD	BNP	53,965	07/05/25	CONMED Corp.	4.33	5,562	—

USD	BNP	46,690	07/05/25	Core Scientific, Inc.	4.33	—	22,061

USD	BNP	396,987	07/05/25	Cracker Barrel Old Country Store, Inc.	4.33	—	35,817

USD	BNP	51,091	07/05/25	CSG Systems International, Inc.	4.33	—	3,133

USD	BNP	67,036	07/05/25	Cytokinetics, Inc.	4.33	2,559	—

USD	NIP	2,694	11/30/27	Cytokinetics, Inc.	4.33	122	—

USD	BNP	5,952	07/05/25	Datadog, Inc.	4.33	—	220

USD	BNP	59,421	07/05/25	Dexcom, Inc.	4.33	—	2,129

USD	BNP	19,058	07/05/25	DraftKings, Inc.	4.33	—	3,235

USD	BNP	297,948	07/05/25	Dropbox, Inc.	4.33	—	6,200

USD	BNP	131,848	07/05/25	Duke Energy Corp.	4.33	—	1,013

USD	BNP	46,861	07/05/25	Dynavax Technologies Corp.	4.33	755	—

USD	NIP	48,017	11/30/27	Dynavax Technologies Corp.	4.33	11,454	—

USD	BNP	444,905	07/05/25	Encore Capital Group, Inc.	4.33	—	26,884

USD	BNP	3,855	07/05/25	Enovis Corp.	4.33	103	—

USD	BNP	4,066	07/05/25	Envista Holdings Corp.	4.33	—	453

USD	BOA	65,021	07/06/25	Eos Energy Enterprises, Inc.	4.33	—	14,573

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   29

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$46,441	07/05/25	Etsy, Inc.	4.33%	$4,841	$—

USD	BNP	19,314	07/05/25	Evergy, Inc.	4.33	—	235

USD	NIP	216,005	11/30/27	Evergy, Inc.	4.33	—	313

USD	BNP	16,624	07/05/25	Evolent Health, Inc.	4.33	—	3,514

USD	NIP	281,550	11/30/27	Exact Sciences Corp.	4.33	—	19,893

USD	BNP	51,180	07/05/25	Expedia Group, Inc.	4.33	888	—

USD	NIP	10,980	11/30/27	Expedia Group, Inc.	4.33	—	116

USD	BNP	171,504	07/05/25	EZCORP, Inc.	4.33	—	17,662

USD	BNP	9,119	07/05/25	FARO Technologies, Inc.	4.33	—	5,385

USD	NIP	84,943	11/30/27	FARO Technologies, Inc.	4.33	—	36,957

USD	BNP	3,270	07/05/25	Fastly, Inc.	4.33	275	—

USD	BNP	9,902	07/05/25	Five9, Inc.	4.33	844	—

USD	NIP	533	11/30/27	Five9, Inc.	4.33	31	—

AUD	BNP	4,143	07/05/25	Flight Centre Travel Group Ltd.	3.85	318	—

USD	BNP	259,380	07/05/25	Ford Motor Co.	4.33	—	10,644

USD	BNP	102,460	07/05/25	Fortuna Mining Corp.	4.33	—	23,615

USD	NIP	1,884	11/30/27	Fortuna Mining Corp.	4.33	—	471

USD	BNP	771,532	07/05/25	GameStop Corp.	4.33	—	82,284

USD	BNP	537	07/05/25	Golar LNG Ltd.	4.33	1	—

USD	BNP	403,390	07/05/25	Greenbrier Cos., Inc.	4.33	62,215	—

USD	BNP	16,854	07/05/25	Groupon, Inc.	4.33	—	2,664

USD	NIP	66,401	11/30/27	Groupon, Inc.	4.33	—	23,479

USD	BNP	183,875	07/05/25	Guardant Health, Inc.	4.33	—	14,222

USD	BNP	24,764	07/05/25	Guess?, Inc.	4.33	—	1,615

USD	BNP	103,797	07/05/25	Guidewire Software, Inc.	4.33	2,990	—

USD	BNP	4,629	07/05/25	H World Group Ltd.	4.33	87	—

USD	NIP	82,834	11/30/27	H World Group Ltd.	4.33	5,810	—

USD	BNP	4,984	07/05/25	Haemonetics Corp.	4.33	—	669

USD	BNP	164,309	07/05/25	Halozyme Therapeutics, Inc.	4.33	9,551	—

USD	BNP	15,630	07/05/25	Hercules Capital, Inc.	4.33	—	239

USD	BNP	28,510	07/05/25	Hims & Hers Health, Inc.	4.33	5,366	—

USD	BNP	8,588	07/05/25	Immunocore Holdings PLC	4.33	366	—

USD	BNP	3,382	07/05/25	Impinj, Inc.	4.33	—	60

USD	NIP	103,484	11/30/27	Impinj, Inc.	4.33	—	19,016

USD	BNP	135,190	07/05/25	Innoviva, Inc.	4.33	—	6,727

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$37,899	07/05/25	Inotiv, Inc.	4.33%	$3,147	$—

USD	BNP	57,015	07/05/25	Integer Holdings Corp.	4.33	—	697

USD	BNP	635,880	07/05/25	InterDigital, Inc.	4.33	—	79,312

USD	BNP	4,684	07/05/25	Ionis Pharmaceuticals, Inc.	4.33	—	519

USD	NIP	14,085	11/30/27	Ionis Pharmaceuticals, Inc.	4.33	—	2,268

USD	HSB	526,339	04/29/27	iShares iBoxx $High Yield Corporate Bond ETF	4.33	—	12,323

USD	BNP	160,840	07/05/25	Itron, Inc.	4.33	—	28,797

USD	BNP	163,330	07/05/25	Jazz Pharmaceuticals PLC	4.33	7,862	—

USD	BNP	30,400	07/05/25	JBT Marel Corp.	4.33	—	2,447

USD	BNP	252,748	07/05/25	JD.com, Inc.	4.33	26,558	—

USD	BNP	38,845	07/05/25	JetBlue Airways Corp.	4.33	14,546	—

USD	BNP	3,997	07/05/25	Kite Realty Group Trust	4.33	21	—

USD	NIP	20,481	11/30/27	Kite Realty Group Trust	4.33	—	877

USD	BNP	458,378	07/05/25	Lantheus Holdings, Inc.	4.33	64,284	—

USD	NIP	6,633	11/30/27	Lantheus Holdings, Inc.	4.33	1,661	—

USD	BNP	58,292	07/05/25	LCI Industries	4.33	—	2,167

USD	NIP	192,513	11/30/27	LCI Industries	4.33	—	1,438

USD	BNP	33,097	07/05/25	Liberty Media Corp.-Liberty Formula One	4.33	—	5,346

USD	BNP	6,535	07/05/25	LivaNova PLC	4.33	—	195

USD	BNP	562,452	07/05/25	Live Nation Entertainment, Inc.	4.33	—	30,434

USD	BNP	1,188	07/05/25	Lucid Group, Inc.	4.33	206	—

USD	BOA	47,646	07/06/25	Lucid Group, Inc.	4.33	1,869	—

USD	BNP	772,342	07/05/25	Lumentum Holdings, Inc.	4.33	—	327,593

USD	NIP	57,473	11/30/27	Lumentum Holdings, Inc.	4.33	—	19,332

USD	BNP	210,274	07/05/25	Lyft, Inc.	4.33	—	13,431

USD	BNP	111,324	07/05/25	MACOM Technology Solutions Holdings, Inc.	4.33	—	19,427

USD	NIP	444,759	11/30/27	MACOM Technology Solutions Holdings, Inc.	4.33	—	121,408

USD	BNP	20,340	07/05/25	MARA Holdings, Inc.	4.33	3,271	—

USD	NIP	4,965	11/30/27	MARA Holdings, Inc.	4.33	747	—

USD	BNP	18,744	07/05/25	Marriott Vacations Worldwide Corp.	4.33	—	432

USD	BNP	51,489	07/05/25	Match Group, Inc.	4.33	—	1,239

USD	BNP	114,709	07/05/25	Merit Medical Systems, Inc.	4.33	1,766	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   31

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$202	07/05/25	Meritage Homes Corp.	4.33%	$2	$—

USD	NIP	3,879	11/30/27	Meritage Homes Corp.	4.33	75	—

USD	BNP	55,723	07/05/25	Microchip Technology, Inc.	4.33	—	9,749

USD	NIP	67,984	11/30/27	Microchip Technology, Inc.	4.33	—	16,393

USD	BNP	398,074	07/05/25	MicroStrategy, Inc.	4.33	—	66,134

USD	NIP	20,917	11/30/27	MicroStrategy, Inc.	4.33	—	2,862

USD	BNP	30,932	07/05/25	Middleby Corp.	4.33	116	—

USD	NIP	658,911	11/30/27	Middleby Corp.	4.33	—	27,091

USD	BNP	66,056	07/05/25	Mirum Pharmaceuticals, Inc.	4.33	—	12,226

USD	BNP	15,097	07/05/25	MKS, Inc.	4.33	—	1,939

USD	BNP	322,962	07/05/25	Nebius Group NV	4.33	—	45,876

USD	NIP	2,468	11/30/27	Nebius Group NV	4.33	—	348

USD	BNP	214,893	07/05/25	Norwegian Cruise Line Holdings Ltd.	4.33	—	17,721

USD	BNP	634,463	07/05/25	Nutanix, Inc.	4.33	—	9,703

USD	BNP	413,679	07/05/25	ON Semiconductor Corp.	4.33	—	74,582

USD	NIP	3,440	11/30/27	ON Semiconductor Corp.	4.33	—	428

USD	BNP	68,394	07/05/25	Opendoor Technologies, Inc.	4.33	4,152	—

USD	BNP	94,049	07/05/25	Ormat Technologies, Inc.	4.33	—	11,856

USD	BNP	383,473	07/05/25	OSI Systems, Inc.	4.33	—	34,116

USD	BNP	86,289	07/05/25	Pacira BioSciences, Inc.	4.33	6,297	—

USD	BNP	36,759	07/05/25	Pagaya Technologies Ltd.	4.33	—	34,393

USD	BNP	15,355	07/05/25	PagerDuty, Inc.	4.33	1,333	—

USD	BNP	56,112	07/05/25	PAR Technology Corp.	4.33	—	6,774

USD	NIP	154,872	11/30/27	PAR Technology Corp.	4.33	—	7,671

USD	BNP	56,253	07/05/25	Parsons Corp.	4.33	—	2,053

USD	BNP	1,786	07/05/25	Pebblebrook Hotel Trust	4.33	—	158

USD	BNP	406,954	07/05/25	Peloton Interactive, Inc.	4.33	—	24,537

USD	BNP	640,792	07/05/25	Penguin Solutions, Inc.	4.33	—	14,143

USD	BNP	54,952	07/05/25	PG&E Corp.	4.33	9,110	—

EUR	BNP	4,461	07/05/25	Pharming Group NV	1.93	323	—

USD	BNP	26,214	07/05/25	Porch Group, Inc.	4.33	—	3,375

USD	BNP	414,527	07/05/25	Progress Software Corp.	4.33	—	38,433

USD	NIP	12,597	11/30/27	Progress Software Corp.	4.33	—	10

USD	BNP	224,660	07/05/25	PROS Holdings, Inc.	4.33	5,976	—

USD	BNP	430,762	07/05/25	PTC Therapeutics, Inc.	4.33	—	24,419

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$447,547	07/05/25	Q2 Holdings, Inc.	4.33%	$—	$43,242

USD	BNP	53,500	07/05/25	Qifu Technology, Inc.	4.33	—	206

USD	BNP	6,630	07/05/25	RealReal, Inc.	4.33	1,332	—

USD	BNP	10,073	07/05/25	Repay Holdings Corp.	4.33	1,485	—

USD	NIP	150,364	11/30/27	Repligen Corp.	4.33	12,665	—

USD	BNP	4,854	07/05/25	Rexford Industrial Realty, Inc.	4.33	66	—

CAD	BNP	27,576	03/06/26	Rogers Sugar, Inc.	2.75	—	2,112

USD	BNP	44,363	07/05/25	Rubrik, Inc.	4.33	—	342

USD	NIP	21,075	11/30/27	Rubrik, Inc.	4.33	—	56

USD	BNP	2,005,718	07/05/25	Sea Ltd.	4.33	—	286,447

USD	BNP	20,794	07/05/25	Seagate Technology Holdings PLC	4.33	—	4,503

USD	NIP	239,453	11/30/27	Seagate Technology Holdings PLC	4.33	—	20,697

USD	BNP	4,073	07/05/25	Semler Scientific, Inc.	4.33	290	—

USD	BNP	32,937	07/05/25	Semtech Corp.	4.33	—	2,708

USD	NIP	367,916	11/30/27	Semtech Corp.	4.33	—	85,842

USD	BNP	16,083	07/05/25	Shake Shack, Inc.	4.33	—	4,953

USD	BNP	1,108,646	07/05/25	Shift4 Payments, Inc.	4.33	—	121,518

USD	BNP	196,692	07/05/25	Shopify, Inc.	4.33	—	5,127

USD	NIP	47,351	11/30/27	Shopify, Inc.	4.33	—	11,663

USD	BNP	73,948	07/05/25	Silvercorp Metals, Inc.	4.33	—	17,886

USD	BNP	24,371	07/05/25	Sirius XM Holdings, Inc.	4.33	—	1,181

USD	NIP	135,390	11/30/27	Sirius XM Holdings, Inc.	4.33	—	4,202

USD	BNP	5,057	07/05/25	Snap, Inc.	4.33	—	87

USD	BNP	1,364,412	07/05/25	Snowflake, Inc.	4.33	—	444,678

USD	NIP	29,379	11/30/27	Snowflake, Inc.	4.33	—	6,773

USD	BNP	1,286,753	07/05/25	SoFi Technologies, Inc.	4.33	—	414,999

USD	BNP	858	07/05/25	Solaris Energy Infrastructure, Inc.	4.33	11	—

USD	NIP	45,902	11/30/27	Solaris Energy Infrastructure, Inc.	4.33	—	9,986

USD	BNP	6,806	07/05/25	Southern Co.	4.33	—	65

USD	NIP	136,704	11/30/27	Southern Co.	4.33	—	1,224

USD	BNP	815	07/05/25	Sphere Entertainment Co.	4.33	—	20

USD	NIP	38,007	11/30/27	Sphere Entertainment Co.	4.33	—	2,830

USD	BNP	27,662	07/05/25	Spotify Technology SA	4.33	—	708

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   33

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$410,570	11/30/27	Spotify Technology SA	4.33%	$—	$101,405

USD	BNP	4,965	07/05/25	SSR Mining, Inc.	4.33	—	534

CAD	BNP	4,090	03/06/26	StorageVault Canada, Inc.	2.75	—	58

USD	BNP	535,045	07/05/25	Super Micro Computer, Inc.	4.33	—	72,256

USD	NIP	22,788	11/30/27	Super Micro Computer, Inc.	4.33	—	5,860

USD	BNP	101,345	07/05/25	Tandem Diabetes Care, Inc.	4.33	16,129	—

USD	BNP	641	07/05/25	Terawulf, Inc.	4.33	—	72

USD	NIP	11,927	11/30/27	Terawulf, Inc.	4.33	3,341	—

USD	BNP	18,747	07/05/25	Tetra Tech, Inc.	4.33	—	219

USD	NIP	134,943	11/30/27	Tetra Tech, Inc.	4.33	—	17,288

USD	BNP	360,261	07/05/25	TransMedics Group, Inc.	4.33	—	171,047

USD	BNP	144,446	07/05/25	Transocean Ltd.	4.33	50,014	—

USD	BNP	91	07/05/25	Travere Therapeutics, Inc.	4.33	3	—

USD	NIP	2,518	11/30/27	Travere Therapeutics, Inc.	4.33	—	256

USD	BNP	565,067	07/05/25	Trip.com Group Ltd.	4.33	20,077	—

USD	NIP	32,737	11/30/27	Trump Media & Technology Group Corp.	4.33	1,870	—

USD	BNP	89,698	07/05/25	Tyler Technologies, Inc.	4.33	—	1,414

USD	NIP	624,255	11/30/27	Tyler Technologies, Inc.	4.33	—	42,960

USD	BNP	431,444	07/05/25	U.S. Treasury Bills, 0.000%, 02/19/26	4.33	—	3,586

USD	BNP	1,175,208	07/05/25	U.S. Treasury Notes, 3.875%, 04/30/30	4.33	—	9,647

USD	BNP	591,613	07/05/25	U.S. Treasury Notes, 3.750%, 04/30/27	4.33	1,296	—

USD	BNP	430,023	07/05/25	U.S. Treasury Notes, 3.875%, 03/31/27	4.33	2,939	—

USD	BNP	836,300	07/05/25	Uber Technologies, Inc.	4.33	—	105,166

USD	BNP	28,107	07/05/25	UGI Corp.	4.33	—	1,537

USD	NIP	426,979	11/30/27	UGI Corp.	4.33	—	45,735

USD	BNP	13,932	07/05/25	Unity Software, Inc.	4.33	—	1,337

USD	BNP	872,583	07/05/25	Upstart Holdings, Inc.	4.33	71,738	—

USD	BNP	21,813	07/05/25	Veeco Instruments, Inc.	4.33	232	—

USD	NIP	249,001	11/30/27	Veeco Instruments, Inc.	4.33	43,173	—

USD	NIP	47,296	11/30/27	Ventas, Inc.	4.33	2,214	—

USD	NIP	305,007	11/30/27	Vertex, Inc.	4.33	18,910	—

USD	BNP	1,630	07/05/25	Viavi Solutions, Inc.	4.33	44	—

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2025	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$160	11/30/27	Viavi Solutions, Inc.	4.33%	$—	$10

USD	BNP	204,393	07/05/25	Vishay Intertechnology, Inc.	4.33	—	14,217

USD	BNP	401,128	07/05/25	Wayfair, Inc.	4.33	—	102,787

USD	BNP	228,468	07/05/25	WEC Energy Group, Inc.	4.33	4,506	—

USD	BNP	736,417	07/05/25	Western Digital Corp.	4.33	—	220,840

USD	NIP	627,086	11/30/27	Western Digital Corp.	4.33	—	251,392

USD	BNP	30,760	07/05/25	Winnebago Industries, Inc.	4.33	4,298	—

USD	NIP	1,305	11/30/27	Winnebago Industries, Inc.	4.33	236	—

USD	BNP	493,302	07/05/25	WisdomTree, Inc.	4.33	—	77,471

USD	NIP	12,145	11/30/27	Workiva, Inc.	4.33	63	—

USD	BNP	200,812	07/05/25	Xometry, Inc.	4.33	—	10,605

USD	BNP	15,190	07/05/25	Ziff Davis, Inc.	4.33	1,257	—

Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$5,802,485	$7,454,723

>	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. The financing charge rate for long positions is the Overnight Bank Funding Rate (OBFR) plus a spread of up to 65 basis points. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate. Generally, the financing charge rate for short positions is the OBFR minus a spread of up to 435 basis points, with one specific position having a rate of OBFR minus a spread of 508 basis points.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   35

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 87.5%

Commodity | 2.5%
U.S. Copper Index Fund	23,775	$752,241

Equity Funds | 62.3%
Invesco QQQ Trust, Series 1	3,140	1,732,150
iShares MSCI Japan ETF	23,888	1,790,883
iShares MSCI USA Momentum Factor ETF	6,279	1,508,969
SPDR EURO STOXX 50 ETF	20,859	1,245,908
Vanguard S&P 500 ETF	8,755	4,973,103
Vanguard S&P 500 Growth ETF	10,289	4,080,000
Vanguard S&P 500 Value ETF	17,357	3,275,439
		18,606,452

Fixed Income | 22.7%
iShares 1-3 Year Treasury Bond ETF	22,755	1,885,479
iShares 20+ Year Treasury Bond ETF	43,583	3,846,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,572	1,049,187
		6,780,866

Total Exchange-Traded Funds (Cost $20,822,966)		26,139,559

Description	Principal Amount (000)	Fair Value

Repurchase Agreements | 9.7%
Fixed Income Clearing Corp., 4.38%, 07/01/25 (Dated 06/30/25, collateralized by $2,917,700 United States Treasury Note, 3.750%, 08/15/27, with a fair value of $2,958,095) Proceeds of $2,900,353 (Cost $2,900,000)	$2,900	$2,900,000

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio (continued)

Short-Term Investments | 1.8%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $543,346)	543,346	$543,346

Total Investments | 99.0% (Cost $24,266,312) (»)		$29,582,905

Cash and Other Assets in Excess of Liabilities | 1.0%		284,128

Net Assets | 100.0%		$29,867,033

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Forward Currency Contracts open at June 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	1,494,283	CNY	10,837,436	SSB	07/16/25	$ —	$19,650

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   37

Lazard Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at June 30, 2025:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation

USD	GSC	$414,927	12/09/25	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.92 bps	Upon Maturity(a)	$447,561		$—
USD	GSC	1,888,455	02/26/26	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.60 bps	Upon Maturity(a)	—		89,689
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements								$447,561	*	$89,689	*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $52,394.

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio (concluded)

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of June 30, 2025:

Securities within GSCBLZEU (SOFR+0.92bps)	Shares	Fair Value

BAE Systems PLC	7,552	$195,507
Exosens SAS	127	6,036
Hensoldt AG	289	33,158
Kongsberg Gruppen ASA	2,200	85,310
Leonardo SpA	1,446	81,384
Renk Group AG	250	19,984
Rheinmetall AG	109	230,729
Saab Ab, Class B	1,335	74,448
Thales SA	515	151,419
Total Fair Value		$877,975

Securities within GSCBLZGB (SOFR+0.60bps)	Shares	Fair Value

Amazon.Com Inc.	406	$89,072
ASE Technology Holding Co. Ltd.	17,707	89,408
Bank Of America Corp.	2,062	97,574
Digitalocean Holdings Inc.	2,470	70,543
Ferrovial SE	2,196	117,078
Intuitive Surgical Inc.	157	85,315
Lantheus Holdings Inc.	980	80,223
London Stock Exchange Group	650	94,888
Lotes Co Ltd.	1,667	77,039
Mizuho Financial Group Inc.	3,769	104,508
National Grid PLC	8,027	117,014
Onto Innovation Inc.	441	44,510
Partners Group Holding AG	62	80,875
QBE Insurance Group Ltd.	7,497	115,410
RELX PLC	1,942	104,948
Rio Tinto Ltd.	1,292	91,096
Schrodinger Inc.	3,918	78,830
Sumitomo Mitsui Financial Group, Inc.	3,960	99,932
Taiwan Semiconductor Manufacturing Co. Ltd.	2,761	100,187
Unilever PLC	1,699	103,195
Total Fair Value		$1,841,645

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   39

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•)

Common Stocks | 71.4%

Australia | 1.6%
Aurizon Holdings Ltd.	8,274	$16,501
Goodman Group REIT	1,622	36,559
Transurban Group	3,811	35,090
		88,150

Belgium | 0.2%
Warehouses De Pauw CVA REIT	329	8,019

Brazil | 0.6%
Allos SA	2,000	8,363
Energisa SA	1,000	8,894
Multiplan Empreendimentos Imobiliarios SA	2,800	14,023
		31,280

Canada | 5.6%
Agnico Eagle Mines Ltd.	254	30,208
Atco Ltd., Class I	887	33,077
Barrick Mining Corp.	854	17,780
Boardwalk Real Estate Investment Trust REIT	270	13,877
Canadian National Railway Co.	205	21,360
Centerra Gold, Inc.	2,173	15,654
Enbridge, Inc.	495	22,446
First Capital Real Estate Investment Trust REIT	1,475	19,660
Granite Real Estate Investment Trust REIT	576	29,262
Hydro One Ltd. (#)	1,324	47,710
Keyera Corp.	382	12,495
TC Energy Corp.	781	38,105
		301,634

China | 1.7%
C&D International Investment Group Ltd.	2,000	4,052
China Overseas Land & Investment Ltd.	14,500	25,192
China Resources Land Ltd.	8,000	27,148
Hopson Development Holdings Ltd. (*)	11,368	4,804

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Midea Real Estate Holding Ltd. (#)	6,800	$3,427
Seazen Group Ltd. (*)	44,000	13,086
Yuexiu Property Co. Ltd.	21,000	11,521
		89,230

France | 3.4%
Aeroports de Paris SA	108	13,555
Covivio SA REIT	250	15,785
Engie SA	1,859	43,777
Klepierre SA REIT	334	13,233
Unibail-Rodamco-Westfield REIT	204	19,523
Vinci SA	515	76,020
		181,893

Germany | 0.3%
TAG Immobilien AG	537	9,544
Vonovia SE	177	6,234
		15,778

Hong Kong | 1.4%
Henderson Land Development Co. Ltd.	2,000	7,005
Hongkong Land Holdings Ltd.	900	5,197
Kerry Properties Ltd.	1,500	3,875
Link REIT	3,300	17,592
Swire Properties Ltd.	4,400	11,001
Wharf Real Estate Investment Co. Ltd.	10,000	28,319
		72,989

Italy | 1.2%
Terna - Rete Elettrica Nazionale	6,131	63,063

Japan | 3.3%
Aeon Mall Co. Ltd. (*), (¢)	2,400	47,882
Daiwa House Industry Co. Ltd.	500	17,226
East Japan Railway Co.	1,200	25,897
Hankyu Hanshin Holdings, Inc.	600	16,308

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   41

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Hoshino Resorts REIT, Inc.	2	$3,344
Hulic Co. Ltd.	900	9,062
Industrial & Infrastructure Fund Investment Corp. REIT	17	14,339
Japan Prime Realty Investment Corp. REIT	16	10,288
Japan Real Estate Investment Corp. REIT	15	12,280
Katitas Co. Ltd.	300	5,200
Osaka Gas Co. Ltd.	600	15,355
		177,181

Mexico | 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV	1,100	14,450
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	715	16,413
		30,863

Singapore | 1.1%
Keppel DC REIT	12,000	21,996
Parkway Life REIT	4,000	12,902
Sembcorp Industries Ltd.	4,400	23,713
		58,611

South Africa | 0.3%
Growthpoint Properties Ltd. REIT	19,318	14,633

Spain | 1.3%
Aena SME SA (#)	1,160	30,965
Iberdrola SA	2,117	40,696
		71,661

Switzerland | 0.1%
Allreal Holding AG	23	5,403

United Arab Emirates | 0.3%
Emaar Development PJSC	4,858	17,925

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

United Kingdom | 4.4%
Big Yellow Group PLC REIT	776	$10,782
National Grid PLC	4,555	66,601
Segro PLC REIT	817	7,623
Severn Trent PLC	519	19,520
Shaftesbury Capital PLC REIT	27,787	59,608
SSE PLC	1,765	44,367
Tritax Big Box REIT PLC	13,514	27,386
		235,887

United States | 44.0%
Agree Realty Corp.	258	18,849
Alexandria Real Estate Equities, Inc. REIT	608	44,159
Ameren Corp.	404	38,800
American Electric Power Co., Inc.	387	40,155
American Homes 4 Rent, Class A REIT	1,019	36,755
American Tower Corp. REIT	560	123,771
American Water Works Co., Inc.	87	12,103
Apple Hospitality REIT, Inc.	1,782	20,796
Atmos Energy Corp.	231	35,599
AvalonBay Communities, Inc. REIT	258	52,503
Brixmor Property Group, Inc.	938	24,426
CareTrust REIT, Inc.	756	23,134
Cheniere Energy, Inc.	249	60,636
CMS Energy Corp.	105	7,274
Consolidated Edison, Inc.	230	23,081
Constellation Energy Corp.	29	9,360
Crown Castle, Inc.	1,011	103,860
CSX Corp.	853	27,833
CubeSmart	351	14,917
Digital Realty Trust, Inc. REIT	329	57,355
Dominion Energy, Inc.	550	31,086
DTE Energy Co.	69	9,140
Duke Energy Corp.	221	26,078
EastGroup Properties, Inc. REIT	180	30,082

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   43

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Energy Transfer LP	3,289	$59,630
Entergy Corp.	583	48,459
Enterprise Products Partners LP	1,899	58,888
Equinix, Inc. REIT	94	74,774
Equity LifeStyle Properties, Inc. REIT	175	10,792
Equity Residential REIT	323	21,799
Essex Property Trust, Inc. REIT	40	11,336
Exelon Corp.	453	19,669
Expand Energy Corp.	150	17,541
Extra Space Storage, Inc. REIT	196	28,898
Ferrovial SE	1,068	56,944
First Industrial Realty Trust, Inc.	610	29,359
Host Hotels & Resorts, Inc. REIT	1,401	21,519
Invitation Homes, Inc. REIT	597	19,582
Iron Mountain, Inc. REIT	210	21,540
Kinder Morgan, Inc.	1,044	30,694
Mid-America Apartment Communities, Inc. REIT	327	48,399
National Storage Affiliates Trust REIT	277	8,861
NextEra Energy, Inc.	575	39,917
NiSource, Inc.	822	33,159
NNN REIT, Inc.	484	20,899
Norfolk Southern Corp.	82	20,990
Omega Healthcare Investors, Inc.	652	23,896
ONEOK, Inc.	200	16,326
Park Hotels & Resorts, Inc. REIT	447	4,573
Pinnacle West Capital Corp.	86	7,694
Prologis, Inc.	999	105,015
Public Storage REIT	130	38,145
Realty Income Corp. REIT	538	30,994
Regency Centers Corp. REIT	418	29,774
Ryman Hospitality Properties, Inc. REIT	98	9,670
SBA Communications Corp. REIT	473	111,079
Simon Property Group, Inc. REIT	347	55,784
SL Green Realty Corp. REIT	479	29,650
STAG Industrial, Inc.	227	8,236
Sunstone Hotel Investors, Inc. REIT	1,314	11,406

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Targa Resources Corp.	341	$59,361
Union Pacific Corp.	230	52,918
Ventas, Inc. REIT	940	59,361
WEC Energy Group, Inc.	115	11,983
Welltower, Inc. REIT	400	61,492
Xcel Energy, Inc.	711	48,419
		2,351,177

Total Common Stocks (Cost $3,262,135)		3,815,377

Exchange-Traded Funds | 5.8%
iShares Gold Trust (~)	3,341	208,345
iShares Silver Trust (~)	2,983	97,872

Total Exchange-Traded Funds (Cost $217,619)		306,217

Short-Term Investments | 19.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield)(~) (Cost $1,064,400)	1,064,400	1,064,400

Total Investments | 97.1% (Cost $4,544,154)		$5,185,994

Cash and Other Assets in Excess of Liabilities | 2.9%		156,766

Net Assets | 100.0%		$5,342,760

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   45

Lazard Real Assets Portfolio (•) (continued)

(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 1.6% of net assets of the Portfolio.
(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Futures Contracts open at June 30, 2025 (~):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

Natural Gas	3	$30,000	08/27/25	$106,837	$104,700	$—	$2,137
Wheat	1	5,000	09/12/25	26,966	26,338	—	628
Sugar 11	1	112,000	09/30/25	19,301	18,144	—	1,157
Soybean Oil	2	120,000	12/12/25	59,454	63,300	3,846	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$3,846	$3,922

Total Return Swap Agreements open at June 30, 2025 (~):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation

USD	GSC	$963,044	10/20/25	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expenses (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$4,332	$—

(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	For swap agreements, the net settlement will occur on the expiration date.

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Financial Statements

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the custom total return basket swap agreements with GSC, as of June 30, 2025:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMAL	8.15%
Brent Crude	BCOMCO	11.25
Coffee	BCOMKC	5.21
Copper	BCOMHG	12.11
Corn	BCOMCN	8.27
Cotton	BCOMCT	1.20
Crude Oil	BCOMCL	8.84
Gasoline (RBOB)	BCOMRB	2.32
Gold	BCOMGC	0.15
Heating Oil	BCOMHO	8.89
Kansas Wheat	BCOMKW	0.02
Lean Hogs	BCOMLH	0.19
Live Cattle	BCOMLC	5.83
Natural Gas	BCOMNG	1.09
Nickel	BCOMNI	3.07
Silver	BCOMSI	0.01
Soy Meal	BCOMSM	5.04
Soybeans	BCOMSY	8.40
Sugar	BCOMSB	1.70
Wheat	BCOMWH	3.70
Zinc	BCOMZS	4.56
Total		100.00%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   47

The Lazard Funds, Inc. Abbreviations
June 30, 2025 (N-CSR Item 7) (unaudited)

Security Abbreviations:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
PJSC	—	Public Joint Stock Company
REITs	—	Real Estate Investment Trusts
SOFR	—	Secured Overnight Financing Rate

Currency Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNY	—	Chinese Renminbi
EUR	—	Euro
USD	—	United States Dollar

Counterparty Abbreviations:

BNP	—	BNP Paribas SA
BOA	—	Bank of America N.A.
GSC	—	Goldman Sachs International
HSB	—	HSBC Bank USA N.A.
MSC	—	Morgan Stanley & Co.
NIP	—	Nomura International Plc
SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Financial Statements

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The Lazard Funds, Inc. Statements of Assets and Liabilities
(N-CSR Item 7) (unaudited)

June 30, 2025	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
ASSETS
Investments in securities, at fair value	$58,641,598	$29,582,905
Cash	14	—
Foreign currency, at fair value	4,882	—
Receivables for:
Investments sold	1,118,964	—
Dividends and interest	346,829	20,902
Terminated Swaps	14,687	—
Capital stock sold	5,514	—
Amount due from Investment Manager (Note 3)	—	5,377
Cash collateral pledged for derivative contracts	—	—
Gross unrealized appreciation on swap agreements	5,802,485	447,561
Other assets	—	—
Total assets	65,934,973	30,056,745

LIABILITIES
Securities sold short, at fair value	1,416,013	—
Payables for:
Accrued custodian fees	42,088	23,617
Management fees	33,471	—
Accrued professional services	28,146	26,311
Accrued administration fees	10,649	9,907
Accrued shareholders’ reports	8,892	11,390
Accrued registration fees	3,763	568
Accrued directors’ fees	1,762	1,892
Accrued distribution fees	72	4
Investments purchased	367,874	—
Dividends and interest on securities sold short	6,624	—
Variation margin on open futures contracts	—	—
Gross unrealized depreciation on:
Forward currency contracts	30,417	19,650
Swap agreements	7,454,723	89,689
Written options, at fair value	3,822	—
Other accrued expenses and payables	5,617	6,684
Total liabilities	9,413,933	189,712
Net assets	$56,521,040	$29,867,033

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$5,185,994
14
53,400

—
22,453
—
450
18,926
136,488
4,332
10,451
5,432,508

—

31,486
—
27,312
9,496
8,445
542
2,041
36
—
—
8,629

—
—
—
1,761
89,748
$5,342,760

Semi-Annual Financial Statements   51

June 30, 2025	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
NET ASSETS
Paid in capital	$61,821,759	$21,538,246
Distributable earnings (Accumulated loss)	(5,300,719)	8,328,787
Net assets	$56,521,040	$29,867,033

Institutional Shares
Net assets	$55,933,680	$29,760,696
Shares of capital stock outstanding*	6,213,951	2,743,708
Net asset value, offering and redemption price per share	$9.00	$10.85

Open Shares
Net assets	$587,360	$106,337
Shares of capital stock outstanding*	64,869	9,884
Net asset value, offering and redemption price per share	$9.05	$10.76

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—

Cost of investments in securities	$60,641,540	$24,266,312
Proceeds received from securities sold short	$1,283,538	$—
Proceeds received from written options	$5,343	$—
Cost of foreign currency	$4,859	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$9,886,571
(4,543,811)
$5,342,760

$4,441,954
420,692

$10.56

$251,876
23,824

$10.57

$648,930
61,437

$10.56

$4,544,154
$—
$—
$52,006

Semi-Annual Financial Statements   53

The Lazard Funds, Inc. Statements of Operations
(N-CSR Item 7) (unaudited)

For the Six Months Ended June 30, 2025	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
Investment Income (Loss)
Income
Interest	$1,468,311	$81,076
Dividends#	1,680	223,228
Total investment income*	1,469,991	304,304
Expenses
Management fees (Note 3)	232,597	148,384
Custodian fees	39,235	15,296
Professional services	34,576	23,826
Registration fees	16,956	31,851
Administration fees	16,080	14,874
Shareholders’ services	5,482	5,372
Shareholders’ reports	5,103	6,400
Directors’ fees and expenses	3,895	3,777
Distribution fees (Open Shares)	683	135
Other	8,316	6,307
Total gross expenses before expenses on securities sold short	362,923	256,222
Broker expenses on securities sold short	12,746	—
Dividend expense on securities sold short	12,087	—
Total gross expenses	387,756	256,222
Management fees waived and expenses reimbursed	(56,504)	(104,549)
Total net expenses	331,252	151,673
Net investment income (loss)	1,138,739	152,631
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	626,657	1,598,231
Securities sold short	124,245	—
Foreign currency transactions	26,033	—
Forward currency contracts	(101,307)	21,109
Futures contracts	—	—
Written options	(8,998)	—
Swap agreements	2,672,847	636,902
Total net realized gain (loss)	3,339,477	2,256,242
Net change in unrealized appreciation (depreciation) on:
Investments	279,264	(880,221)
Securities sold short	(279,260)	—
Foreign currency translations	1,585	—
Forward currency contracts	(52,095)	(32,785)
Futures contracts	—	—
Written options	5,463	—
Swap agreements	(2,148,216)	301,627
Total net change in unrealized appreciation (depreciation)	(2,193,259)	(611,379)
Net realized and unrealized gain (loss)	1,146,218	1,644,863
Net increase (decrease) in net assets resulting from operations	$2,284,957	$1,797,494
*# Net of foreign withholding taxes of	$1,610	$—

#	Dividend income for Lazard Real Assets Portfolio includes $8,853 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $9,086. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a)	Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$24,902
73,507
98,409

15,889
27,746
30,317
24,730
13,324
4,514
5,800
8,243
308
74
130,945
—
—
130,945
(111,112)
19,833
78,576

12,777
—
3,944
—
983
—
1,602
19,306

323,323
—
2,199
—
(6,454)
—
(4,813)
314,255
333,561
$412,137
$233

Semi-Annual Financial Statements   55

The Lazard Funds, Inc. Statements of Changes in Net Assets
(N-CSR Item 7) (unaudited)

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$1,138,739	$1,900,176
Net realized gain (loss)	3,339,477	1,698,888
Net change in unrealized appreciation (depreciation)	(2,193,259)	507,972
Net increase (decrease) resulting from operations	2,284,957	4,107,036

Distributions to shareholders (Note 2(i))
Net investment income and/or net realized gains
Institutional Shares	—	(2,087,901)
Open Shares	—	(27,881)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(2,115,782)

Capital stock transactions
Net proceeds from sales
Institutional Shares	17,922,761	8,032,981
Open Shares	434,756	37,362
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	2,087,901
Open Shares	—	27,881
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(5,678,941)	(7,479,679)
Open Shares	(447,515)	(25,739)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	12,231,061	2,680,707
Total increase (decrease) in net assets	14,516,018	4,671,961
Net assets at beginning of period	42,005,022	37,333,061
Net assets at end of period	$56,521,040	$42,005,022

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

$152,631	$324,267	$78,576	$554,084
2,256,242	2,566,310	19,306	894,564
(611,379)	1,220,598	314,255	(589,271)
1,797,494	4,111,175	412,137	859,377

—	(3,447,333)	(101,024)	(432,624)
—	(11,888)	(5,520)	(6,757)
—	—	(13,460)	(5,678)

—	(3,459,221)	(120,004)	(445,059)

117,987	152,474	434,039	1,442,475
180	6,072	13,145	25,126
—	—	447,127	198,115

—	3,142,976	99,303	426,201
—	10,739	5,520	6,757
—	—	13,460	5,678

(3,803,220)	(8,862,669)	(373,197)	(22,002,069)
(19,154)	(25,127)	(26,440)	(56,297)
—	—	(46,909)	(33,883)

(3,704,207)	(5,575,535)	566,048	(19,987,897)
(1,906,713)	(4,923,581)	858,181	(19,573,579)
31,773,746	36,697,327	4,484,579	24,058,158
$29,867,033	$31,773,746	$5,342,760	$4,484,579

Semi-Annual Financial Statements   57

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	4,837,512	4,529,566
Shares sold	2,012,676	951,051
Shares issued to shareholders from reinvestment of distributions	—	246,118
Shares redeemed	(636,237)	(889,223)
Net increase (decrease)	1,376,439	307,946
Shares outstanding at end of period	6,213,951	4,837,512

Open Shares
Shares outstanding at beginning of period	66,763	62,090
Shares sold	48,332	4,412
Shares issued to shareholders from reinvestment of distributions	—	3,281
Shares redeemed	(50,226)	(3,020)
Net increase (decrease)	(1,894)	4,673
Shares outstanding at end of period	64,869	66,763

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024

3,102,662	3,633,121	404,908	2,456,917
11,506	14,251	42,655	144,198

—	302,091	9,464	43,961
(370,460)	(846,801)	(36,335)	(2,240,168)
(358,954)	(530,459)	15,784	(2,052,009)
2,743,708	3,102,662	420,692	404,908

11,700	12,446	24,579	27,219
19	593	1,259	2,545

—	1,040	525	684
(1,835)	(2,379)	(2,539)	(5,869)
(1,816)	(746)	(755)	(2,640)
9,884	11,700	23,824	24,579

—	—	21,886	4,121
—	—	42,665	20,567

—	—	1,280	572
—	—	(4,394)	(3,374)
—	—	39,551	17,765
—	—	61,437	21,886

Semi-Annual Financial Statements   59

The Lazard Funds, Inc. Financial Highlights (N-CSR Item 7) (unaudited)

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$8.56	$8.13	$7.72	$9.36	$9.13	$8.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.41	0.11	0.18	0.14 #	0.20
Net realized and unrealized gain (loss)	0.24	0.47	0.43	(0.86)	0.48	0.69
Total from investment operations	0.44	0.88	0.54	(0.68)	0.62	0.89
Less distributions from:
Net investment income	—	(0.45)	(0.13)	(0.40)	(0.05)	(0.22)
Net realized gains	—	—	—	(0.49)	(0.34)	(0.38)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(0.45)	(0.13)	(0.96)	(0.39)	(0.60)
Net asset value, end of period	$9.00	$8.56	$8.13	$7.72	$9.36	$9.13
Total Return (b)	5.14%	10.94%	7.02%	–7.39%	6.81%#	10.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,934	$41,431	$36,827	$39,139	$145,836	$19,537
Ratios to average net assets (c):
Net expenses	1.35%	3.55%	3.77%	2.41%	1.70%#	2.23%
Gross expenses	1.57%	3.93%	4.23%	2.51%	2.05%	3.79%
Gross expenses, excluding expenses on securities sold short	1.47%	1.63%	1.71%	1.35%	1.54%	2.82%
Net investment income (loss)	4.65%	4.81%	1.35%	2.03%	1.47%#	2.22%
Portfolio turnover rate:
Excluding securities sold short	354%	349%	187%	178%	168%	167%
Including securities sold short	357%	440%	270%	233%	341%	241%

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$8.59	$8.15	$7.75	$9.37	$9.13	$8.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.39	0.09	0.15	0.13 #	0.16
Net realized and unrealized gain (loss)	0.24	0.48	0.42	(0.84)	0.47	0.70
Total from investment operations	0.46	0.87	0.51	(0.69)	0.60	0.86
Less distributions from:
Net investment income	—	(0.43)	(0.11)	(0.32)	(0.02)	(0.17)
Net realized gains	—	—	—	(0.49)	(0.34)	(0.38)
Return of capital	—	—	—	(0.12)	—	—
Total distributions	—	(0.43)	(0.11)	(0.93)	(0.36)	(0.55)
Net asset value, end of period	$9.05	$8.59	$8.15	$7.75	$9.37	$9.13
Total Return (b)	5.36%	10.76%	6.63%	–7.45%	6.55%#	9.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$587	$574	$506	$434	$775	$168
Ratios to average net assets (c):
Net expenses	1.60%	3.81%	4.02%	2.89%	1.92%#	2.45%
Gross expenses	2.63%	5.09%	5.54%	4.34%	2.99%	4.94%
Gross expenses, excluding expenses on securities sold short	2.53%	2.78%	3.02%	2.95%	2.52%	3.99%
Net investment income (loss)	5.03%	4.57%	1.13%	1.67%	1.42%#	1.75%
Portfolio turnover rate:
Excluding securities sold short	354%	349%	187%	178%	168%	167%
Including securities sold short	357%	440%	270%	233%	341%	241%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   61

†	Unaudited
#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively and increased the net investment income (loss) ratio by 0.06%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Financial Statements

LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$10.20	$10.07	$9.41	$11.45	$10.58	$9.87
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.10	0.13	0.10	0.05	0.05
Net realized and unrealized gain (loss)	0.60	1.13	0.83	(1.80)	1.32	0.88
Total from investment operations	0.65	1.23	0.96	(1.70)	1.37	0.93
Less distributions from:
Net investment income	—	(0.16)	(0.15)	(0.10)	(0.04)	(0.05)
Net realized gains	—	(0.94)	(0.15)	(0.24)	(0.46)	(0.17)
Return of capital	—	—	—	— (b)	—	—
Total distributions	—	(1.10)	(0.30)	(0.34)	(0.50)	(0.22)
Net asset value, end of period	$10.85	$10.20	$10.07	$9.41	$11.45	$10.58
Total Return (c)	6.37%	12.29%	10.29%	–14.93%	12.96%	9.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,761	$31,655	$36,573	$55,441	$78,647	$78,116
Ratios to average net assets (d):
Net expenses	1.02%	1.02%	1.02%	1.03%	1.11%	1.04%
Gross expenses	1.71%	1.52%	1.41%	1.32%	1.28%	1.30%
Gross expenses, excluding expenses on securities sold short	1.71%*	1.52%*	1.41%*	1.32%	1.19%	1.29%
Net investment income (loss)	1.03%	0.93%	1.35%	1.03%	0.40%	0.55%
Portfolio turnover rate:
Excluding securities sold short	44%	57%	109%	128%	65%	88%
Including securities sold short	N/A %*	N/A %*	N/A %*	134%	65%	94%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   63

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$10.13	$10.00	$9.36	$11.38	$10.52	$9.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.07	0.12	0.07	0.02	0.03
Net realized and unrealized gain (loss)	0.59	1.13	0.80	(1.77)	1.31	0.86
Total from investment operations	0.63	1.20	0.92	(1.70)	1.33	0.89
Less distributions from:
Net investment income	—	(0.13)	(0.13)	(0.08)	(0.01)	(0.02)
Net realized gains	—	(0.94)	(0.15)	(0.24)	(0.46)	(0.17)
Return of capital	—	—	—	— (b)	—	—
Total distributions	—	(1.07)	(0.28)	(0.32)	(0.47)	(0.19)
Net asset value, end of period	$10.76	$10.13	$10.00	$9.36	$11.38	$10.52
Total Return (c)	6.22%	12.11%	9.85%	–15.06%	12.65%	9.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$106	$119	$125	$108	$157	$154
Ratios to average net assets (d):
Net expenses	1.27%	1.27%	1.27%	1.28%	1.36%	1.28%
Gross expenses	6.19%	5.79%	6.18%	5.14%	4.06%	7.75%
Gross expenses, excluding expenses on securities sold short	6.19%*	5.79%*	6.18%*	5.13%	3.97%	7.74%
Net investment income (loss)	0.77%	0.67%	1.25%	0.71%	0.15%	0.31%
Portfolio turnover rate:
Excluding securities sold short	44%	57%	109%	128%	65%	88%
Including securities sold short	N/A %*	N/A %*	N/A %*	134%	65%	94%

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Financial Statements

†	Unaudited
*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   65

LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$9.93	$9.67	$9.54	$11.21	$10.33	$10.69
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16 **	0.33 **	0.31	0.18	0.17	0.17
Net realized and unrealized gain (loss)	0.72	0.24	0.10	(1.12)	2.04	(0.12)
Total from investment operations	0.88	0.57	0.41	(0.94)	2.21	0.05
Less distributions from:
Net investment income	(0.25)	(0.31)	(0.28)	(0.72)	(1.26)	(0.20)
Net realized gains	—	—	—	(0.01)	(0.07)	(0.21)
Total distributions	(0.25)	(0.31)	(0.28)	(0.73)	(1.33)	(0.41)
Net asset value, end of period	$10.56	$9.93	$9.67	$9.54	$11.21	$10.33
Total Return (b)	8.85%**	5.90%**	4.44%	–8.45%	21.60%	0.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,442	$4,023	$23,755	$33,888	$36,027	$23,959
Ratios to average net assets (c):
Net expenses	0.80%	0.81%	0.80%	0.80%	0.80%	0.86%
Gross expenses	5.23%	2.09%	1.32%	1.34%	1.29%	2.13%
Net investment income (loss)	3.19%**	3.39%**	3.31%	1.61%	1.49%	1.73%
Portfolio turnover rate	10%	31%	68%	182%	35%	109%

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$9.95	$9.68	$9.55	$11.22	$10.34	$10.67
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15 **	0.31 **	0.28	0.18	0.13	0.17
Net realized and unrealized gain (loss)	0.70	0.24	0.11	(1.15)	2.05	(0.14)
Total from investment operations	0.85	0.55	0.39	(0.97)	2.18	0.03
Less distributions from:
Net investment income	(0.23)	(0.28)	(0.26)	(0.69)	(1.23)	(0.15)
Net realized gains	—	—	—	(0.01)	(0.07)	(0.21)
Total distributions	(0.23)	(0.28)	(0.26)	(0.70)	(1.30)	(0.36)
Net asset value, end of period	$10.57	$9.95	$9.68	$9.55	$11.22	$10.34
Total Return (b)	8.59%**	5.73%**	4.16%	–8.68%	21.28%	0.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$252	$244	$263	$866	$144	$116
Ratios to average net assets (c):
Net expenses	1.05%	1.06%	1.05%	1.05%	1.05%	1.13%
Gross expenses	6.64%	3.81%	2.24%	2.15%	5.90%	4.64%
Net investment income (loss)	2.96%**	3.09%**	2.93%	1.68%	1.16%	1.77%
Portfolio turnover rate	10%	31%	68%	182%	35%	109%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   67

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended		For the Period 7/22/22* to
each period	6/30/25†	12/31/24	12/31/23	12/31/22
R6 Shares
Net asset value, beginning of period	$9.94	$9.66	$9.54	$10.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19 **	0.35 **	0.34	0.11
Net realized and unrealized gain (loss)	0.68	0.24	0.07	(0.75)
Total from investment operations	0.87	0.59	0.41	(0.64)
Less distributions from:
Net investment income	(0.25)	(0.31)	(0.29)	(0.65)
Net realized gains	—	—	—	(0.01)
Total distributions	(0.25)	(0.31)	(0.29)	(0.66)
Net asset value, end of period	$10.56	$9.94	$9.66	$9.54
Total Return (b)	8.77%**	6.17%**	4.38%	–5.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$649	$218	$40	$1
Ratios to average net assets (c):
Net expenses	0.75%	0.76%	0.75%	0.75%
Gross expenses	5.88%	3.86%	32.62%	595.55%
Net investment income (loss)	3.63%**	3.56%**	3.69%	2.34%
Portfolio turnover rate	10%	31%	68%	182%

^	Consolidated Financial Highlights.
†	Unaudited
*	The inception date for the R6 Shares was July 22, 2022.
**	Includes $0.02 and $0.00 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2025 and year ended December 31, 2024 respectively. There was $0.21 and $0.00 impact to Institutional Class and R6 Class and $0.20 and $0.00 impact to Open Class on the total return of the Portfolio for the period ended June 30, 2025 and year ended December 31, 2024 respectively. There was a 0.36% and 0.01% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2025 and year ended December 31, 2024 respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Financial Statements

The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2025 (N-CSR Item 7) (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2025, the Fund was comprised of twenty-three no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Enhanced Opportunities Portfolio (“Enhanced Opportunities”), the Lazard Opportunistic Strategies Portfolio (“Opportunistic Strategies”) and Lazard Real Assets Portfolio (“Real Assets”). The financial statements of other Portfolios are presented separately.

The Opportunistic Strategies and Real Assets Portfolios are operated as “diversified” funds, as defined in the 1940 Act. The Lazard Enhanced Opportunities Portfolio is operated as a “non-diversified” fund, as defined in the 1940 Act.

The Fund currently offers Institutional Shares and Open Shares and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio has a wholly-owned subsidiary, Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2025, net assets of the Portfolio were $5,342,760 of which $672,104, or 12.58%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

Semi-Annual Financial Statements   69

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

70   Semi-Annual Financial Statements

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent

Semi-Annual Financial Statements   71

with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies,

72   Semi-Annual Financial Statements

currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2025, the Enhanced Opportunities and Opportunistic Strategies traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in

Semi-Annual Financial Statements   73

the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2025, the Real Assets Portfolio traded in futures contracts.

(e) Swap Agreements—Total Return Swap agreements involve commitments to pay a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread in exchange for a periodic return equal to the total return of a specified security, basket of securities, or index for a specified period based on a notional amount. To the extent the total return of the security, basket of securities or index underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indices underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statements of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statements of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2025, each of the Portfolios traded in swap agreements.

(f) Options—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The

74   Semi-Annual Financial Statements

premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,’’ meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2025, the Enhanced Opportunities Portfolio traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Semi-Annual Financial Statements   75

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2025, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document. At June 30, 2025, the Enhanced Opportunities Portfolio had pledged $38,088,035 of securities held long as collateral under such arrangements.

For the period ended June 30, 2025, the following Portfolios received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions

Enhanced Opportunities	$4,747,532	$3,918,402

For the period ended June 30, 2025, proceeds from securities sold short and purchases to cover short positions on US Treasury Securities for the Enhanced Opportunities Portfolio were $623,978 and $623,426, respectively.

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Enhanced Opportunities	$(323,177)	$(4,995,657)
Real Assets	(269,927)	—

76   Semi-Annual Financial Statements

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts

Enhanced Opportunities	$1,234,875
Real Assets	1,300,774

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

Real Assets	$ —	$323

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation	)

Enhanced Opportunities	$59,358,002	$6,530,701	$10,344,252	$(3,813,551)
Opportunistic Strategies	24,266,312	5,764,154	109,339	5,654,815
Real Assets	4,544,154	737,781	91,685	646,096

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Semi-Annual Financial Statements   77

(i) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Real Assets Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, net operating losses, distributions redesignations, Treasury Inflation-Protected Securities, currency straddles, capital loss carryforwards, foreign bond bifurcation, organizational expenses, passive foreign investment company gains and losses, deemed dividends on convertible debt, equalization accounting (as described above), straddles, certain fixed-income securities, expenses, derivatives, partnership investments, controlled foreign corporation, return of capital distributions, and distributions from real estate investment trusts (“REITs”).

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are

78   Semi-Annual Financial Statements

allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services.

Semi-Annual Financial Statements   79

For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Enhanced Opportunities	0.95%
Opportunistic Strategies	1.00
Real Assets	0.65

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

Enhanced Opportunities (a)	1.20%	1.45%	N/A	%
Opportunistic Strategies	1.02	1.27	N/A
Real Assets (b)	0.80	1.05	0.75

(a)	From January 1, 2025 to June 23, 2025, annual rates were 1.25% and 1.50%.
(b)	This agreement will continue in effect until May 1, 2035 for R6 Shares.

80   Semi-Annual Financial Statements

During the period ended June 30, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Enhanced Opportunities	$53,688	$—	$2,596	$220
Opportunistic Strategies	101,981	—	522	2,046
Real Assets	13,712	79,651	801	6,086

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

Real Assets	$1,376	$9,486

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

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4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2025 were as follows:

Portfolio	Purchases	Sales

Enhanced Opportunities	$76,826,090	$70,870,098
Opportunistic Strategies	11,536,295	14,953,286
Real Assets	715,874	381,564

	US Treasury Securities
Portfolio	Purchases	Sales

Enhanced Opportunities	$3,187,651	$4,028,619

For the period ended June 30, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be

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the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

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(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from

84   Semi-Annual Financial Statements

any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

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●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(e) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience

86   Semi-Annual Financial Statements

a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(g) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to actively hedge a Portfolio’s foreign currency exposure.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the

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potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

(i) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make

88   Semi-Annual Financial Statements

settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market.This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for

Semi-Annual Financial Statements   89

similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed

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income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could fail to qualify as a RIC and be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The

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shares of closed-end funds and ETFs may trade at prices at, below or above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more closed-end funds and/or ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

(p) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or

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other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non-diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures

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provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025

Enhanced Opportunities Portfolio
Assets:
Common Stocks*
China	$1,084	$—	$—	$1,084
Luxembourg	—	—	9,803	9,803
United States	245,185	—	—	245,185
Convertible Corporate Bonds*	—	28,324,838	—	28,324,838
Corporate Bonds*	—	321,146	—	321,146
Purchased Options	11,538	63	—	11,601
U.S. Treasury Securities	—	26,770,597	—	26,770,597
Warrants*	12	—	0	12
Short-Term Investments	2,957,332	—	—	2,957,332
Other Financial Instruments†
Total Return Swap Agreements	—	5,802,485	—	5,802,485
Total	$3,215,151	$61,219,129	$9,803	$64,444,083
Liabilities:
Securities Sold Short
Common Stocks*
Australia	$—	$(38,905)	$—	$(38,905)
Cameroon	(87,982)	—	—	(87,982)
Canada	(9,467)	—	—	(9,467)
China	(34)	(187,174)	—	(187,208)
Netherlands	—	(87,039)	—	(87,039)
United States	(894,052)	—	—	(894,052)
Convertible Corporate Bonds*	—	(111,360)	—	(111,360)
Other Financial Instruments†
Forward Currency Contracts	—	(30,417)	—	(30,417)
Total Return Swap Agreements	—	(7,454,723)	—	(7,454,723)
Written Options	(3,822)	—	—	(3,822)
Total	$(995,357)	$(7,909,618)	$—	$(8,904,975)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025

Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$26,139,559	$—	$—	$26,139,559
Repurchase Agreements	—	2,900,000	—	2,900,000
Short-Term Investments	543,346	—	—	543,346
Other Financial Instruments†
Total Return Swap Agreements	—	447,561	—	447,561
Total	$26,682,905	$3,347,561	$—	$30,030,466
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(19,650)	$—	$(19,650)
Total Return Swap Agreements	—	(89,689)	—	(89,689)
Total	$—	$(109,339)	$—	$(109,339)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025

Real Assets Portfolio
Assets:
Common Stocks*
Australia	$—	$88,150	$—	$88,150
Belgium	—	8,019	—	8,019
Brazil	31,280	—	—	31,280
Canada	301,634	—	—	301,634
Cayman Islands	672,103	—	—	672,103
China	—	89,230	—	89,230
France	—	181,893	—	181,893
Germany	—	15,778	—	15,778
Hong Kong	—	72,989	—	72,989
Italy	—	63,063	—	63,063
Japan	—	129,299	47,882	177,181
Mexico	30,863	—	—	30,863
Singapore	—	58,611	—	58,611
South Africa	—	14,633	—	14,633
Spain	—	71,661	—	71,661
Switzerland	—	5,403	—	5,403
United Arab Emirates	—	17,925	—	17,925
United Kingdom	—	235,887	—	235,887
United States	2,294,233	56,944	—	2,351,177
Exchange-Traded Funds	306,217	—	—	306,217
Short-Term Investments	1,064,400	—	—	1,064,400
Other Financial Instruments†
Futures Contracts	3,846	—	—	3,846
Total Return Swap Agreements	—	4,332	—	4,332
Total	$4,704,576	$1,113,817	$47,882	$5,866,275
Liabilities:
Other Financial Instruments†
Futures Contracts	$(3,922)	$—	$—	$(3,922)

*	Please refer to Portfolios of Investments for portfolio holdings by country.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

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An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, options contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so,

98   Semi-Annual Financial Statements

possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Enhanced Opportunities		Opportunistic Strategies	Real Assets

Forward currency contracts:
Average amounts purchased	$1,200,000	(a)	$—	$—
Average amounts sold	2,000,000		1,500,000	—

Futures contracts:
Average notional value of contracts – long	—		—	200,000

Total return swap agreements:
Average notional value	81,100,000		2,600,000	900,000

Options:
Average value of purchased options	—		—	—

(a)	Represents average monthly notional exposure for two months the derivative instrument was open during the period.

The Enhanced Opportunities Portfolio also purchased options having an average monthly notional exposure of less than $50,000.

The Enhanced Opportunities Portfolio also wrote options having an average monthly notional exposure of less than $50,000.

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2025:

Enhanced Opportunities Portfolio

Assets – Derivative Financial Instruments	Total

Purchased options – Equity contracts
Investment in securities, at fair value	$11,601
Swap agreements – Equity contracts
Unrealized appreciation on swap agreements	5,802,485
Total	$5,814,086

Semi-Annual Financial Statements   99

Liabilities – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$30,417	$30,417
Swap agreements
Unrealized depreciation on swap agreements	7,454,723		7,454,723
Written options
Written options, at fair value	3,822	—	3,822
Total	$7,458,545	$30,417	$7,488,962

Opportunistic Strategies Portfolio

Assets – Derivative Financial Instruments	Total

Swap agreements – Equity contracts
Unrealized appreciation on swap agreements	$447,561

Liabilities – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$19,650	$19,650
Swap agreements
Unrealized depreciation on swap agreements	89,689	—	89,689
Total	$89,689	$19,650	$109,339

Real Assets Portfolio

Assets – Derivative Financial Instruments	Commodity Contracts	Equity Contracts	Total

Futures contracts
Unrealized appreciation on futures contracts (a)	$3,846	$—	$3,846
Swap agreements
Unrealized appreciation on swap agreements	—	4,332	4,332
Total	$3,846	$4,332	$8,178

100  Semi-Annual Financial Statements

Liabilities – Derivative Financial Instruments	Total

Futures contracts – Commodity contracts
Unrealized depreciation on futures contracts (a)	$3,922

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, is reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported and the net cumulative unrealized appreciation (depreciation) is included in distributable earnings (accumulated loss).

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2025 was:

Enhanced Opportunities Portfolio

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$(101,307)	$(101,307)
Purchased options*	26,007	—	26,007
Swap agreements	2,672,847	—	2,672,847
Written options	(8,998)	—	(8,998)
Total	$2,689,856	$(101,307)	$2,588,549

*	Purchased options are included under net realized gain/loss on investments on Statements of Operations.

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$(52,095)	$(52,095)
Purchased options*	(10,209)	—	(10,209)
Swap agreements	(2,148,216)	—	(2,148,216)
Written options	5,463	—	5,463
Total	$(2,152,962)	$(52,095)	$(2,205,057)

*	Purchased options are included under net unrealized gain/loss on investments on Statements of Operations.

Opportunistic Strategies Portfolio

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$21,109	$21,109
Swap agreements	636,902	—	636,902
Total	$636,902	$21,109	$658,011

Semi-Annual Financial Statements  101

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total

Forward currency contracts	$—	$(32,785)	$(32,785)
Swap agreements	301,627	—	301,627
Total	$301,627	$(32,785)	$268,842

Real Assets Portfolio

Net Realized Gain (Loss) from:	Commodity Contracts	Equity Contracts	Total

Futures contracts	$983	$—	$983
Swap agreements	—	1,602	1,602
Total	$983	$1,602	$2,585

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Equity Contracts	Total

Futures contracts	$(6,454)	$—	$(6,454)
Swap agreements	—	(4,813)	(4,813)
Total	$(6,454)	$(4,813)	$(11,267)

As of June 30, 2025, the Enhanced Opportunities, Opportunistic Strategies and Real Assets Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of June 30, 2025:

Enhanced Opportunities Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Total return swap agreements	$5,802,485	$—	$5,802,485

102  Semi-Annual Financial Statements

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Bank of America N.A.	$1,869	$(1,869)	$—	$—
BNP Paribas SA	3,761,277	(3,761,277)	—	—
Nomura International Plc	2,039,339	(2,039,339)	—	—
Total	$5,802,485	$(5,802,485)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Forward currency contracts	$30,417	$—	$30,417
Total return swap agreements	7,454,723	—	7,454,723
Total	$7,485,140	$—	$7,485,140

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities

Bank of America N.A.	$46,446	$(1,869)	$—	$44,577
BNP Paribas SA	5,112,310	(3,761,277)	—	1,351,033
HSBC Bank USA N.A.	12,323	—	—	12,323
Nomura International Plc	2,283,644	(2,039,339)	—	244,305
State Street Bank & Trust Co.	30,417	—	—	30,417
Total	$7,485,140	$(5,802,485)	$—	$1,682,655

Opportunistic Strategies Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Total return swap agreements	$447,561	$—	$447,561

Semi-Annual Financial Statements  103

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Goldman Sachs International	$447,561	$(89,689)	$—	$357,872
Total	$447,561	$(89,689)	$—	$357,872

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Forward currency contracts	$19,650	$—	$19,650
Total return swap agreements	89,689	—	89,689
Total	$109,339	$—	$109,339

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities

Goldman Sachs International	$89,689	$(89,689)	$—	$—
State Street Bank & Trust Co.	19,650	—	—	19,650
Total	$109,339	$(89,689)	$—	$19,650

Real Assets Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Total return swap agreements	$4,332	$—	$4,332

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Goldman Sachs International	$4,332	$—	$—	$4,332

104  Semi-Annual Financial Statements

10. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

11. New Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09 (the “ASU”), amending ASC 740-10-50-12, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The ASU will be effective for annual reporting periods beginning after December 15, 2024. Management is currently assessing the impact of the ASU on the financial statements and disclosures.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Semi-Annual Financial Statements  105

The Lazard Funds, Inc. Other Information (N-CSR Item 7) (unaudited)

Proxy Voting
A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

106  Semi-Annual Financial Statements

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)
This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)
At meetings of the Board held on May 20, 2025 and June 24, 2025, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 24, 2025 meeting, additional information requested by the Independent Directors at the May 20, 2025 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship

Semi-Annual Financial Statements  107

with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2025, the Lazard Funds complex of 29 active funds comprised approximately $18.0 billion of the approximately $227.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board.The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; each Portfolio’s asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

108  Semi-Annual Financial Statements

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $18.0 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board. For the Enhanced Opportunities Portfolio, the Investment Manager proposed to lower the current expense limitation by 0.05%. After giving effect to the proposed expense limitation reduction, the results of the ISS comparisons showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements

Semi-Annual Financial Statements  109

for all of the Portfolios, pursuant to which the Investment Manager was currently waiving all or a portion of each Portfolio’s advisory fees and/or reimbursing certain expenses for each Portfolio.The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2025, as applicable, compared to performance for the same time periods to that of:

●	the Peer Group;

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional

110  Semi-Annual Financial Statements

information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2024 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio

Semi-Annual Financial Statements  111

as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 20, 2025 and June 24, 2025 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through

112  Semi-Annual Financial Statements

meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $227.4 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors considered by the Board and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Semi-Annual Financial Statements  113

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS030

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: September 4, 2025

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer

Date: September 4, 2025